                      COMBINED PROXY STATEMENT/PROSPECTUS
                              ("PROXY/PROSPECTUS")
                             DATED OCTOBER 10, 1997

                          OVERLAND EXPRESS FUNDS, INC.
                   C/O OVERLAND EXPRESS SHAREHOLDER SERVICES
                                 P.O. BOX 63084
                            SAN FRANCISCO, CA 94163
                                 1-800-552-9612

                             STAGECOACH FUNDS, INC.
                      C/O STAGECOACH SHAREHOLDER SERVICES
                             WELLS FARGO BANK, N.A.
                                 P.O. BOX 7066
                          SAN FRANCISCO, CA 94120-7066
                                 1-800-222-8222

  This Proxy/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of Overland Express Funds, Inc. ("Overland") in connection with a Special Meeting of Shareholders to be held at 2:00 P.M. Central Time on November 20, 1997 at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201. This Special Meeting and any adjournment(s) are referred to as the "Meeting." The Meeting has been called to consider the following two proposals, and to conduct such other business as may come before the Meeting.

  FIRST, shareholders of each Overland portfolio will be asked to approve a proposed Agreement and Plan of Consolidation dated October 1, 1997 (the "Consolidation Agreement") between Overland and Stagecoach Funds, Inc. ("Stagecoach"), another investment company advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"). The Consolidation Agreement provides for the transfer of the assets and stated liabilities of the 14 Overland portfolios (the "Overland Portfolios") to corresponding investment portfolios of Stagecoach (the "Stagecoach Funds") in exchange for shares of equal value of designated classes of the Stagecoach Funds (the "Consolidation"). As a result of the Consolidation, shareholders of the Overland Portfolios will become shareholders of the Stagecoach Funds.

  SECOND, Class D shareholders of the Overland California Tax-Free Bond, Municipal Income and U.S. Government Income Funds will be asked to authorize the proper officers of Overland to approve an increase in the maximum fee payable under the Rule 12b-1 Distribution Plan for the designated class of the corresponding Stagecoach Fund.

  This Proxy/Prospectus is Overland's Proxy Statement for the Special Meeting of Shareholders and sets forth concisely the information that an Overland shareholder should know before voting. It should be retained for future reference. It is also Stagecoach's Prospectus for the shares of certain Stagecoach Funds that are to be issued in the Consolidation. Additional information is set forth in the Statement of Additional Information dated October 10, 1997. Each of these documents is on file with the Securities and Exchange Commission, and is available without charge by calling 1-800-572-7797 or writing Overland at the address above. The information contained in the Statement of Additional Information is incorporated by reference into this Proxy/Prospectus. This Proxy/Prospectus and the Statement of Additional Information are sometimes referred to together as the "Voting Materials."

  THE SECURITIES OF THE STAGECOACH FUNDS OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY OVERLAND, STAGECOACH OR THEIR RESPECTIVE SPONSORS AND DISTRIBUTORS.

  AN INVESTMENT IN A STAGECOACH MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE STAGECOACH MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  SHARES OF OVERLAND AND STAGECOACH ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, WELLS FARGO BANK OR ANY OTHER BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF OVERLAND AND STAGECOACH IS STEPHENS INC.

                               TABLE OF CONTENTS

SUMMARY................................................................   4
  I.About the Proposed Consolidation...................................   4
    A.The Consolidation Agreement......................................   4
    B.Purpose of the Consolidation.....................................   4
    C.Overview of Stagecoach and Overland..............................   4
    D.Risk Factors.....................................................   5
    E.Federal Income Tax Consequences..................................   6
    F.Board Consideration..............................................   6
  II.About the Proposed Rule 12b-1 Fee Increase for Certain Stagecoach
   Funds...............................................................   6
    A.The Proposed Increase............................................   6
    B.Purpose of the Increase..........................................   7
    C.Board Consideration..............................................   7
  III.Voting Information...............................................   7
I.ABOUT THE PROPOSED CONSOLIDATION.....................................   8
    Description of the Consolidation Agreement.........................   8
    Overall Purpose of the Consolidation...............................   9
    Organization of Overland and Stagecoach............................   9
    Capitalization of Each Portfolio and Fund..........................  10
    Comparison of Investment Objectives and Policies...................  12
    Comparison of Total Expense Ratios.................................  13
    Investment Adviser and Other Service Providers.....................  15
    Shareholder Transactions and Services..............................  17
    Federal Income Tax Consequences....................................  17
    Board Consideration................................................  18
    Other Information..................................................  18
II.ABOUT THE PROPOSED RULE 12B-1 FEE INCREASE..........................  19
    Description of the Fee Increase....................................  19
    Reasons for the Fee Increase.......................................  19
    Board Consideration................................................  19
III.INFORMATION RELATING TO VOTING MATTERS.............................  20
    General Information................................................  20
    Shareholder Approval...............................................  21
    Other Business.....................................................  22
IV.OTHER INFORMATION...................................................  23
    How to Obtain Additional Information About Stagecoach and Overland.  23
    Financial Statements...............................................  23
    Miscellaneous......................................................  23
    Shareholder Inquiries..............................................  23
  APPENDICES I -- AGREEMENT AND PLAN OF CONSOLIDATION
           II  -- INVESTMENT OBJECTIVES AND SIGNIFICANT INVESTMENT POLICIES
           III -- EXPENSE SUMMARIES
           IV  -- SHAREHOLDER TRANSACTIONS AND SERVICES
           V   -- LIST OF SHAREHOLDERS WITH 5%
                  OR GREATER OWNERSHIP
           VI  -- PROPOSED CLASS C RULE 12B-1 PLAN

                                    SUMMARY

  The following is a summary of certain information relating to the proposals to be considered at the Meeting. More complete information about these proposals is contained throughout the Voting Materials.

I. ABOUT THE PROPOSED CONSOLIDATION

  A. THE CONSOLIDATION AGREEMENT. At a meeting held on July 23, 1997, the Boards of Directors of Overland and Stagecoach approved a Consolidation Agreement that provides for (i) the transfer of all of the assets and stated liabilities of each of the 14 Overland Portfolios to Stagecoach in exchange for shares of designated classes of the Stagecoach Funds that correspond to the Overland Portfolios; and (ii) the distribution of these Stagecoach Fund shares to shareholders of the Overland Portfolios in liquidation of the Overland Portfolios. The Consolidation Agreement must be approved by a vote of the shareholders of the Overland Portfolios. The Meeting of Overland's shareholders to vote on the Consolidation Agreement and other matters is scheduled for November 20, 1997.

  Through the Consolidation, each shareholder of an Overland Portfolio will become a shareholder of a corresponding Stagecoach Fund. Each Overland shareholder will hold shares of the corresponding Stagecoach Fund equal in value to the total value of the shares of the Overland Portfolio held by the shareholder immediately before the Consolidation. The Consolidation is expected to occur on or about December 12, 1997. A chart showing the classes of each Overland Portfolio and the designated classes of the corresponding Stagecoach Funds appears on page 8.

  Certain of the Overland Portfolios pursue their investment objectives by investing all of their assets in a master portfolio with the same investment objectives and policies as the Overland Portfolio. Each master portfolio in turn invests directly in a portfolio of securities. This is sometimes called a "master-feeder structure." Certain of the Stagecoach Funds invest in the same master portfolios as the Overland Portfolios and are part of the same master-feeder structure. If the Consolidation Agreement is approved, the master-feeder structure will be dissolved and each Stagecoach Fund will invest directly in a portfolio of securities. The dissolution of the master-feeder structure, which does not require shareholder approval, is expected to occur immediately after the proposed Consolidation. For further information, see "About the Proposed Consolidation."

  B. PURPOSE OF THE CONSOLIDATION. The proposed Consolidation is intended to benefit shareholders by (i) facilitating investment management, administration and marketing by combining Overland and Stagecoach into a single mutual fund family with a single brand identity; (ii) improving efficiency, including potentially achieving economies of sale, greater portfolio diversification and improved cash flows; and (iii) eliminating duplicative shareholder costs and market overlap.

  C. OVERVIEW OF STAGECOACH AND OVERLAND. Set forth below is a brief description of certain key features of the Overland Portfolios and Stagecoach Funds.

  Investment Objectives and Policies. The investment objectives and significant investment policies of each Overland Portfolio, except as set forth below, are identical or substantially similar to the investment objectives and policies of the corresponding Stagecoach Fund.

  The investment objectives and policies of the Overland Municipal Income Fund differ in certain respects from those of its corresponding Stagecoach Fund, the National Tax-Free Fund. Although each Fund invests a very high percentage of its assets in securities that pay interest that is exempt from federal income taxes, the Municipal Income Fund normally invests at least 80% of its assets in securities subject to the alternative minimum tax, while the National Tax-Free Fund normally invests no more than 20% of its assets in such securities.

  The investment objectives and policies of the Overland U.S. Government Income Fund differ in certain respects from the investment objectives and policies of its corresponding Stagecoach Fund, the Ginnie Mae Fund. The U.S. Government Income Fund invests primarily in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities ("U.S. Government securities"). The Ginnie Mae Fund currently invests primarily in mortgage pass-through securities guaranteed by the Government National Mortgage Association ("Ginnie Mae securities"). Stagecoach's Board of Directors has approved a change to this investment policy so that, upon completion of the Consolidation, the Ginnie Mae Fund will no longer invest primarily in Ginnie Mae securities. Rather, the Ginnie Mae Fund will invest principally in a broader range of mortgage pass-through securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, consisting primarily of Ginnie Mae, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation securities, and will change its name to the "U.S. Government Income Fund." In short, although the investment policies of this Overland Portfolio and Stagecoach Fund will be similar, the Stagecoach Fund will be required to maintain a higher percentage of its assets in mortgage-related U.S. Government securities.

  For additional information about the similarities and differences, if any, between the investment objectives and significant investment policies of each Overland Portfolio and Stagecoach Fund, see the section herein entitled "Comparison of Investment Objectives and Policies" and Appendix II.

  Operating Expenses and Service Providers. With one exception, the pro forma total operating expense ratio of each Stagecoach Fund will be equal to or less than the current expense ratio of the corresponding Overland Portfolio. The pro forma total operating expense ratio will be slightly higher for the Stagecoach California Tax-Free Money Market Mutual Fund than the current expense ratio for the corresponding Overland California Tax-Free Money Market Fund. The current and pro forma total operating expense ratios for each Overland Portfolio and Stagecoach Fund are shown on page 15. A more detailed breakdown of the expense ratios for each Portfolio and Fund is included in Appendix III.

  The Overland Portfolios and Stagecoach Funds have identical investment advisers, administrators, distributors, transfer agents and independent auditors as discussed under "Investment Adviser and Other Service Providers."

  Purchase, Redemption and Other Procedures. The purchase, redemption, dividend, exchange and other policies and procedures of the Stagecoach Funds and Overland Portfolios are substantially similar. The Class A shares of certain Stagecoach Funds have a higher front-end sales charge than the corresponding Overland Portfolios. If you hold shares of an Overland Portfolio that are represented by a share certificate, the certificate must be surrendered to Stagecoach for cancellation before the Stagecoach Fund shares issued to you in the Consolidation may be exchanged, redeemed, transferred or issued in certificated form. Information concerning these policies and procedures is discussed further under "Shareholder Transactions and Services" and in Appendix IV.

  D. RISK FACTORS. Because of the similarities of the investment objectives and policies of the Overland Portfolios and the corresponding Stagecoach Funds, management believes that an investment in a Stagecoach Fund will generally involve risks that are similar to those of the corresponding Overland Portfolio. Some of these risks are common to all mutual fund investments, such as the risk that the value of your investment may decrease or that the fund may not achieve its investment objective. Other risks are those typically associated with investing in funds that invest in the particular markets in which these Portfolios and Funds invest.

  For example, the stock investments of the Portfolios and Funds are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

  Also, the debt instruments in which the Portfolios and Funds invest are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Funds invest may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Funds invest. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater increases and declines in value than obligations with shorter maturities.

  Certain Portfolios and Funds may seek to achieve their investment objectives through investments in securities of foreign issuers that involve risks not typically associated with U.S. issuers; debt securities within the lowest investment grade ratings category which have speculative characteristics; and certain options, futures and currency swap strategies. The policy of Overland's and Stagecoach's state tax-exempt Portfolios and Funds to invest primarily in municipal obligations of a particular state, and the status of each such portfolio as a non-diversified Portfolio or Fund, presents greater risks than diversified Portfolios or Funds. The risks associated with these investments are described in greater detail in the Prospectus and Statement of Additional Information for each Portfolio and Fund.

  Although the money market Portfolios and Funds offered by Overland and Stagecoach seek to maintain a stable net asset value of $1.00 per share, there is no assurance they will be able to do so. The price per share of the non-money market Portfolios and Funds will fluctuate with changes in value of their investments.

  E. FEDERAL INCOME TAX CONSEQUENCES. In general, the Consolidation is not expected to result in the recognition of a gain or loss for Federal income tax purposes by the Overland Portfolios, the Stagecoach Funds or their respective shareholders. See "Federal Income Tax Consequences" for additional information.

  F. BOARD CONSIDERATION. In reviewing the proposed Consolidation, the Boards of Overland and Stagecoach considered the potential impact of the Consolidation on their respective shareholders. The Boards considered, among other things,
(i) the terms and conditions of the Consolidation Agreement, including those provisions intended to avoid the dilution of shareholder interests; (ii) the potential marketing and shareholder benefits obtained by having a combined mutual fund complex with a single brand identity; (iii) the similarity of the investment objectives and significant investment policies of the Portfolios and the Funds; (iv) the historical investment performance of the Portfolios and the Funds; (v) the historical and projected operating expenses of the Portfolios and the Funds; and (vi) the prospects for long-term viability of the Portfolios and Funds. See "About the Proposed Consolidation--Board Consideration."

  Based upon their evaluation of these factors, and in light of their fiduciary duties under federal and state law, the Boards of Directors of Overland and Stagecoach, including all of the non-interested members of each Board, have determined that the proposed Consolidation is in the best interests of the shareholders of each Overland Portfolio and each Stagecoach Fund, respectively, and that the interests of the shareholders of the respective Portfolios and Funds will not be diluted as a result of the Consolidation. OVERLAND'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT OVERLAND SHAREHOLDERS VOTE FOR THE CONSOLIDATION AGREEMENT.

II. ABOUT THE PROPOSED RULE 12B-1 FEE INCREASE FOR CERTAIN STAGECOACH FUNDS

  A. THE PROPOSED INCREASE. Through the Consolidation, the Class D shareholders of the Overland California Tax-Free Bond, Municipal Income and U.S. Government Income Funds will receive Class C shares of the Stagecoach California Tax-Free Bond, National Tax-Free and Ginnie Mae (to be renamed the U.S. Government Income) Funds. Each of these Stagecoach Funds currently has in place a Distribution Plan (the "Plan") under Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). The Plan permits each of these Stagecoach Funds, on behalf of the Class C shares, to compensate Stephens Inc. ("Stephens") for providing distribution-related services (such as the preparation, printing and distribution of sales literature and promotional materials) or reimburse Stephens for distribution-related expenses. Currently, each of these Stagecoach Funds is authorized to pay up to 0.50% of the average daily net assets attributable to its Class C shares for distribution-related services.

  Class D shareholders of the California Tax-Free Bond, Municipal Income and U.S. Government Income Funds are being asked to authorize the proper officers of Overland to approve a twenty-five basis point (0.25%) increase to the maximum level of distribution fees payable under the corresponding Stagecoach Fund's Class C Rule 12b-1 Plan. The new maximum fee payable would be 0.75% of the average daily net assets of the Class C shares.

  B. PURPOSE OF THE INCREASE. The proposed increase is intended to enhance the prospects for the long-term stability and viability of the Stagecoach California Tax-Free Bond, National Tax-Free and Ginnie Mae (U.S. Government Income) Funds by ensuring that broker-dealers and other selling agents have sufficient incentives to promote the sale and retention of these shares. It is believed that the increased incentives should facilitate the growth of these Funds by bringing new assets into the Funds and reducing redemption rates.

  Although the maximum fee payable by the Class C shares under the Rule 12b-1 Plans will increase, Wells Fargo Bank and Stephens have agreed to waive various fees and expenses through December 1998, so that the level of total operating expenses actually paid by the Overland Class D shareholders will not increase during such period. A shareholder can vote to approve the Consolidation without voting to approve an increase to the distribution fee payable under the Class C Rule 12b-1 Plans.

  C. BOARD CONSIDERATION. In considering an increase to the maximum distribution fees payable under the Plans, the Overland and Stagecoach Boards of Directors considered, among other things: (i) the costs and potential benefits of the proposed increase; (ii) whether the fee increase could be reasonably expected to assist in the marketing and retention of Class C shares; and (iii) the advantages to each Fund and its shareholders that could reasonably be expected to result from providing competitive distribution pricing for the Class C shares. The Directors also recognized and considered that possible benefits may be realized by the Funds' service providers, including Wells Fargo Bank and Stephens, as a result of approvals of the increased fee level under the adoption of each Plan. The Directors determined that the ability to compensate broker-dealers and other selling agents at more competitive levels for distribution-related activities is likely to result in higher levels of sales and lower levels of redemptions of Stagecoach Fund shares than would otherwise occur.

  Based upon their evaluation of the information presented to them, the Board of Directors of Overland and Stagecoach, including all non-interested Directors, have determined that the proposed increase in the maximum amount payable under the Class C Rule 12b-1 Plan is in the best interests of, and is reasonably likely to benefit, the Class C shareholders and each Fund.

  OVERLAND'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT CLASS D SHAREHOLDERS OF THE OVERLAND CALIFORNIA TAX-FREE BOND, MUNICIPAL INCOME AND U.S. GOVERNMENT INCOME FUNDS VOTE FOR THE PROPOSAL TO AUTHORIZE THE PROPER OFFICERS OF OVERLAND TO APPROVE AN INCREASE IN THE MAXIMUM FEE PAYABLE UNDER THE CLASS C RULE 12B-1 PLAN.

III. VOTING INFORMATION.

  This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by Overland's Board of Directors for the Meeting. Only shareholders of record at the close of business on September 30, 1997 will be entitled to vote at the Meeting. Each whole or fractional share is entitled to a whole or fractional vote. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by attending the meeting and voting in person or by submitting to Overland (i) a written notice of revocation or (ii) a subsequently executed proxy. For additional information, including a description of the shareholder votes required for approval of the proposals to be considered at the Meeting, see "Information Relating to Voting Matters."

                      I. ABOUT THE PROPOSED CONSOLIDATION

  Important information about the Consolidation and the Consolidation Agreement is summarized below. This summary is qualified by reference to the Consolidation Agreement, a copy of which is attached as Appendix I.

  DESCRIPTION OF THE CONSOLIDATION AGREEMENT. The Consolidation Agreement provides that at the closing of the Consolidation (the "Closing") the assets and stated liabilities of the Overland Portfolios will be transferred to corresponding Stagecoach Funds in exchange for full and fractional shares of designated classes of the Stagecoach Funds as shown below. Certain Overland Portfolios will be reorganized with existing Stagecoach Funds, while others will be reorganized with newly created Stagecoach Funds.

                  OVERLAND/STAGECOACH FUNDS CONSOLIDATION MAP

   OVERLAND EXPRESS FUNDS -   EXISTING STAGECOACH FUNDS -
   CLASSES                    EXISTING OR NEW CLASSES
   ------------------------   ---------------------------
   California Tax-Free        California Tax-Free Bond--A and C
    Bond--A and D
   California Tax-Free        California Tax-Free Money Market Mutual
    Money Market
   Money Market--A and        Prime Money Market Mutual--A and Administrative
    Institutional
   Municipal Income--A and    National Tax-Free--A and C
    D
   National Tax-Free          National Tax-Free Money Market Mutual--Institutional
    Institutional Money
    Market
   Small Cap Strategy--A      Small Cap--A and C
    and D
   Strategic Growth--A and    Aggressive (Strategic) Growth--A and C
    D
   U.S. Government Income--   Ginnie Mae (U.S. Government Income)--A and C
    A and D
   U.S. Treasury Money        Treasury Money Market Mutual--A and Administrative
    Market--A and
    Institutional
   OVERLAND EXPRESS FUNDS--
   CLASSES                    NEW STAGECOACH FUNDS--CLASSES
   ------------------------   -----------------------------
   Index Allocation--A and    Index Allocation--A and C
    D
   Overland Sweep             Overland Express Sweep
   Short-Term Government-     Short-Term Government-Corporate Income
    Corporate Income
   Short-Term Municipal       Short-Term Municipal Income
    Income
   Variable Rate              Variable Rate Government--A and C
   Government--A and D

  The shares issued by Stagecoach in the Consolidation will have an aggregate value equal to the aggregate value of the shares of the respective Overland Portfolios that are outstanding immediately before the Closing.

  Immediately after the transfer of their assets and stated liabilities in exchange for Stagecoach Fund shares, the Overland Portfolios will distribute the shares of the Stagecoach Funds received in the Consolidation to their shareholders in liquidation of the Overland Portfolios and in exchange for the outstanding shares of the Overland Portfolios. Each shareholder owning shares of a particular Overland Portfolio at the Closing will receive shares of the designated class of the corresponding Stagecoach Fund (as specified in the foregoing table) of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on Overland Portfolio shares. Stagecoach will establish an account for each former shareholder of the Overland Portfolios reflecting the appropriate number of Stagecoach Fund shares distributed to the shareholder. These accounts will be identical in all material respects to the accounts currently maintained by Overland for each shareholder. Share certificates will not be issued unless requested.

  Upon completion of the Consolidation, all outstanding shares of the Overland Portfolios will be canceled, and Overland will wind up its affairs, be deregistered as an investment company under the 1940 Act and be dissolved under Maryland law. The stock transfer books of the Overland Portfolios will be permanently closed as of the close of business on the business day immediately preceding the Closing. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the Stagecoach Funds distributed to the former shareholders of the Overland Portfolios. If any shares of the Overland Portfolios are represented by an unsurrendered share certificate, the certificate must be surrendered to Stagecoach before the Stagecoach Fund shares issued to a shareholder in the Consolidation may be redeemed, exchanged, transferred or issued in certificated form.

  Each of the Overland Sweep, National Tax-Free Institutional Money Market, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap and Strategic Growth Funds pursues its investment objective by investing all of its assets in a master portfolio with the same investment objective and policies as the corresponding Overland Portfolio. Each master portfolio in turn invests directly in a portfolio of securities. This type of structure is sometimes called a "master-feeder structure." Certain of the Stagecoach Funds corresponding to these Overland Portfolios invest in the same master portfolios as the Overland Portfolios and may be considered part of the same master-feeder structure. If the Consolidation Agreement is approved, the existing master-feeder structure will be dissolved and each Stagecoach Fund will invest directly in a portfolio of securities. The dissolution of the master-feeder structure, which does not require shareholder approval, is expected to occur immediately after the proposed Consolidation. The Stagecoach Funds that correspond to the Overland Sweep, Short-Term Government-Corporate Income and Short-Term Municipal Income Funds are new Funds that do not use the master-feeder structure.

  Wells Fargo Bank and Stephens have undertaken to bear any Consolidation expenses incurred by the Overland Portfolios and Stagecoach Funds, including the costs associated with the Meeting and the Voting Materials.

  OVERALL PURPOSE OF THE CONSOLIDATION. The overall purpose of the Consolidation is to facilitate investment management, administration and marketing by combining the Overland Portfolios and the Stagecoach Funds into a single mutual fund family with a single brand identity. Although some of these benefits will accrue to the investment adviser, administrator and distributor of the Funds, some will be passed through to shareholders. The benefits passed through to shareholders are expected to include potential economies of scale (for example, reductions in operating expense levels), greater portfolio diversification and improved cash flows. Shareholders also will have more convenient access to a larger mutual fund family that, after the Consolidation, will include over 30 Funds.

  ORGANIZATION OF OVERLAND AND STAGECOACH. Both Overland and Stagecoach are registered as open-end management investment companies under the 1940 Act. Currently, Overland offers 14 Portfolios. Immediately after the Consolidation, Stagecoach expects to offer 32 separate Funds.

  Overland and Stagecoach are each organized as Maryland Corporations, and each is subject to the provisions of its respective Articles of Incorporation and By-Laws. Shares of the Overland Portfolios and the Stagecoach Funds each have a par value of $.001 per share. Shares of the Overland Portfolios and Stagecoach Funds are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board of Directors. Each Overland Portfolio will vote separately to approve the Consolidation Agreement. Shares of the Overland Portfolios and Stagecoach Funds have no pre-emptive rights and have only such conversion and exchange rights as the Board of Directors of Overland or the Board of Directors of Stagecoach, respectively, may grant in their discretion. When issued for payment as described in their respective prospectuses, Stagecoach Fund shares and Overland Portfolio shares are fully paid and non-assessable.

  Each share of a class of an Overland Portfolio or Stagecoach Fund represents an equal proportionate interest in a particular Portfolio or Fund with other shares of the same class. Each share is entitled to cash dividends and distributions earned on such shares as may be declared in the discretion of the Board of Directors. Shares of each class bear a pro rata portion of all operating expenses paid by a Portfolio or Fund, except that certain expenses relating to class-specific services (such as distribution and shareholder servicing fees) may be allocated to a particular class.

  The Class D shares of Overland and the Class C shares of Stagecoach each are subject to a contingent deferred sales charge if redeemed within one year and have the same general distribution fee structure. In this respect, there are no material differences between the Class D and Class C shares, and the Class D shares are simply being "renamed" Class C shares.

  Institutional Class shares of the Overland Money Market and U.S. Treasury Money Market Funds will be reorganized into Administrative Class shares of the Stagecoach Prime Money Market Mutual and Treasury Money Market Mutual Funds, respectively. The single class shares of the National Tax-Free Institutional Money Market Fund will be reorganized into the Institutional Class shares of the Stagecoach National Tax-Free Money Market Mutual Fund. These classes of shares are all available only to institutional and high net worth investors, and do not have initial or contingent-deferred sales charges.

  The Class A shares of both the Overland Portfolios and the Stagecoach Funds are subject to front-end sales charges at the time of purchase. The front-end sales charges vary among specific groupings of funds, and are described in detail, along with a description of exchange privileges and other information applicable to the Class A shares, in Appendix III.

  CAPITALIZATION OF EACH PORTFOLIO AND FUND. The following table shows the total net assets, number of shares outstanding and net asset value per share of the Overland Portfolios and the Stagecoach Funds. This information is generally referred to as the "capitalization" of each Portfolio or Fund. The term "pro forma capitalization" simply means the capitalization of the combined Overland and Stagecoach Funds as if the Consolidation had already occurred.

  The table sets forth as of August 31, 1997 (i) the capitalization of each Overland Portfolio; (ii) the capitalization of the corresponding Stagecoach Fund; and (iii) the pro forma capitalization of each Stagecoach Fund adjusted to give effect to the Consolidation. Five of the Overland Portfolios will be reorganized into five new Stagecoach Funds that are being created in connection with the Consolidation. These new Stagecoach "shell" Funds currently do not have any assets and have no shares outstanding. For this reason, the pro forma capitalization is the same as the capitalization of the corresponding Overland Portfolios. The ongoing investment performance and daily share purchase and redemption activity of each Portfolio and existing Fund affects capitalization. Therefore, the capitalization of each Overland Portfolio and existing Stagecoach Fund on the Closing Date is likely to vary from the capitalization shown in the following table.

                                    TABLE I

              PRO FORMA CAPITALIZATION TABLE AS OF AUGUST 31, 1997

                                                                     NET ASSET
  OVERLAND PORTFOLIO INTO EXISTING                        SHARES       VALUE
           STAGECOACH FUND            TOTAL NET ASSETS  OUTSTANDING  PER SHARE
------------------------------------- ---------------- ------------- ---------
  Overland Cal. Tax-Free Bond Class A  $  224,895,764     21,073,820  $ 10.67
  Stagecoach Cal. Tax-Free Bond Class
   A                                   $  282,645,594     25,473,380  $ 11.10
PRO FORMA CAL. TAX-FREE BOND CLASS A   $  507,541,358     45,730,827  $ 11.10
  Overland Cal. Tax-Free Bond Class D  $    5,686,145        408,084  $ 13.93
PRO FORMA CAL. TAX-FREE BOND CLASS
C/1/                                   $    5,686,145        502,618  $ 11.31
  Overland Cal Tax-Free Money Market   $  393,638,932    393,702,012  $  1.00
  Stagecoach Cal Tax-Free Money
   Market Mutual                       $1,463,146,880  1,463,336,656  $  1.00
PRO FORMA CAL. TAX-FREE MONEY MARKET
MUTUAL                                 $1,856,785,812  1,857,038,668  $  1.00
  Overland Money Market Class A        $  476,178,417    476,231,940  $  1.00
  Stagecoach Prime Money Market
   Mutual Class A                      $  197,209,963    197,295,327  $  1.00
PRO FORMA PRIME MONEY MARKET MUTUAL
CLASS A                                $  673,388,380    673,527,267  $  1.00
  Overland Money Market Institutional
   Class                               $  765,545,104    765,509,350  $  1.00
PRO FORMA PRIME MONEY MARKET MUTUAL
 ADMINISTRATIVE CLASS/2/               $  765,545,104    765,509,350  $  1.00
  Overland Municipal Income Class A    $   39,555,151      3,630,431  $ 10.90
  Stagecoach National Tax-Free Class
   A                                   $    4,613,552        295,354  $ 15.62
PRO FORMA NATIONAL TAX-FREE CLASS A    $   44,168,703      2,827,693  $ 15.62
  Overland Municipal Income Class D    $    8,432,269        571,501  $ 14.75
PRO FORMA NATIONAL TAX-FREE CLASS
 C/1/                                  $    8,432,269        818,412  $ 10.30
  Overland National Tax-Free Inst.
   Money Market                        $   69,720,884     69,727,716  $  1.00
PRO FORMA NATIONAL TAX-FREE MONEY
 MARKET MUTUAL
 INSTITUTIONAL CLASS/2/                $   69,720,884     69,727,716  $  1.00
  Overland Small Cap Strategy Class A  $    3,222,132        279,612  $ 11.52
  Stagecoach Small Cap Class A         $    6,959,001        274,131  $ 25.39
PRO FORMA SMALL CAP CLASS A            $   10,181,133        400,997  $ 25.39
  Overland Small Cap Strategy Class D  $    2,183,461        190,826  $ 11.44
PRO FORMA SMALL CAP CLASS C/1/         $    2,183,461         86,457  $ 25.25
  Overland Strategic Growth Class A    $  131,504,790      6,362,725  $ 20.67
  Stagecoach Aggressive Growth Class
   A                                   $   41,071,296      1,974,295  $ 20.80
PRO FORMA AGGRESSIVE GROWTH CLASS A    $  172,576,086      8,297,253  $ 20.80
  Overland Strategic Growth Class D    $   44,040,587      1,745,457  $ 25.23
PRO FORMA AGGRESSIVE GROWTH CLASS
 C/1/                                  $   44,040,587      1,732,411  $ 25.42
  Overland U.S. Government Income
   Class A                             $   84,372,302      8,328,577  $ 10.13
  Stagecoach Ginnie Mae Class A        $  124,458,649     11,588,211  $ 10.74
PRO FORMA GINNIE MAE CLASS A           $  208,830,951     19,443,750  $ 10.74
  Overland U.S. Government Income
   Class D                             $    1,707,157        123,285  $ 13.85
PRO FORMA GINNIE MAE CLASS C/1/        $    1,707,157        161,542  $ 10.57
  Overland U.S. Treasury Money Market
   Class A                             $  368,567,191    368,556,464  $  1.00
  Stagecoach Treasury Money Market
   Mutual Class A                      $   66,296,320     66,315,549  $  1.00
PRO FORMA TREASURY MONEY MARKET
 MUTUAL CLASS A                        $  434,863,511    434,872,013  $  1.00

                                 TABLE I

           PRO FORMA CAPITALIZATION TABLE AS OF AUGUST 31, 1997

                                                                       NET ASSET
   OVERLAND PORTFOLIO INTO EXISTING                         SHARES       VALUE
           STAGECOACH FUND              TOTAL NET ASSETS  OUTSTANDING  PER SHARE
--------------------------------------  ---------------- ------------- ---------
  Overland U.S. Treasury Money Market
   Institutional Class                   $ 180,038,910     180,010,031   $1.00
PRO FORMA TREASURY MONEY MARKET MUTUAL
 ADMINISTRATIVE CLASS/2/                 $ 180,038,910     180,010,031   $1.00
OVERLAND PORTFOLIO INTO NEW STAGECOACH
                 FUND
--------------------------------------
  Overland Index Allocation Class A         75,664,849       4,730,458   16.00
PRO FORMA INDEX ALLOCATION CLASS A/3/       75,664,849       4,730,458   16.00
  Overland Index Allocation Class D         37,456,312       1,885,235   19.87
PRO FORMA INDEX ALLOCATION CLASS C/3/       37,456,312       1,885,235   19.87
  Overland Sweep                         2,276,465,927   2,227,039,384    1.00
PRO FORMA OVERLAND EXPRESS SWEEP/3/      2,276,465,927   2,277,039,384    1.00
  Overland Short-Term Government-
   Corporate Income                          9,263,367       1,861,997    4.97
PRO FORMA SHORT-TERM GOVERNMENT-
 CORPORATE INCOME/3/                         9,263,367       1,861,997    4.97
  Overland Short-Term Municipal Income      24,015,973       4,830,256    4.97
PRO FORMA SHORT-TERM MUNICIPAL
 INCOME/3/                                  24,015,973       4,830,256    4.97
  Overland Variable Rate Government
   Class A                                 310,567,949      33,602,658    9.24
PRO FORMA VARIABLE RATE GOVERNMENT
 CLASS A/3/                                310,567,949      33,602,658    9.24
  Overland Variable Rate Government
   Class D                                   8,137,475         586,076   13.88
PRO FORMA VARIABLE RATE GOVERNMENT
 CLASS C/3/                                  8,137,475         586,076   13.88

--------

/1/ The total net assets and shares outstanding for the Class C shares of the pro forma Stagecoach Fund are the same as the corresponding amounts for the Overland Class D shares because the Class C shares will not be issued prior to the closing of the Consolidation. The net asset value per share of the pro forma Class C shares is based upon the net asset value per share of the Stagecoach Fund's Class B shares. The total dollar value of the Stagecoach Fund shares that you receive in the Consolidation will be the same as the total dollar value of the Overland shares that you hold immediately before the closing of Consolidation.

/2/ The total net assets and shares outstanding for the class of the pro forma
    Stagecoach Fund are the same as the amounts for the corresponding class of the Overland Portfolio because the shares of the Stagecoach Fund will not be issued prior to the closing of the Consolidation.

/3/ The total net assets and shares outstanding for the shares of the pro forma
    Stagecoach Fund are the same as the amounts for the corresponding class of the Overland Portfolio because the shares of the Stagecoach Fund will not be issued prior to the closing of the Consolidation.

  COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES. The investment objectives and policies of each Overland Portfolio, except as described below, are identical or substantially similar to those of its corresponding Stagecoach Fund.

  The investment objectives and policies of the Overland Municipal Income Fund differ in certain respects from those of its corresponding Stagecoach Fund, the National Tax-Free Fund. Although each Fund invests a very high percentage of its assets in securities that pay interest that is exempt from federal income taxes, the Municipal Income Fund normally invests at least 80% of its assets in securities subject to the alternative minimum tax ("AMT securities") while the National Tax-Free Fund normally invests no more than 20% of its assets in such securities.

  AMT securities, including, in particular, mortgage revenue bonds, generally pay a higher yield than similar non-AMT securities. Because the National Tax-Free Fund invests a smaller portion of its portfolio in AMT securities than the Municipal Income Fund, investors should expect the pre-expense yield on their investment to be reduced. In addition, current market interest rates are lower than they were when many of the Municipal Income Fund's securities were issued. The repositioning of the Municipal Income Fund's portfolio is expected to reduce pre-expense yields for this reason as well.

  The investment objectives and policies of the Overland U.S. Government Income Fund differ in certain respects from the investment objectives and policies of its corresponding Stagecoach Fund, the Ginnie Mae Fund.

The U.S. Government Income Fund invests primarily in U.S. government securities. The Ginnie Mae Fund currently invests primarily in Ginnie Mae securities. Stagecoach's Board of Directors has approved a change to this investment policy so that, upon completion of the Consolidation, the Ginnie Mae Fund will no longer invest primarily in Ginnie Mae securities. Rather, the Ginnie Mae Fund will invest principally in a broader range of mortgage pass-through securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, consisting primarily of Ginnie Mae, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") securities, and will change its name to the "U.S. Government Income Fund." In short, although the investment policies of this Overland Portfolio and Stagecoach Fund will be similar, the Stagecoach Fund will be required to maintain a higher percentage of its assets in mortgage-related U.S. Government securities.

  Mortgage-related U.S. Government securities tend to be more sensitive to interest rate fluctuations, due in part to the effects of prepayments and prepayment assumptions, than certain non-mortgage-related U.S. Government securities. In addition, although Ginnie Mae securities are backed by the full faith and credit of the United States, FNMA and FHLMC securities are only supported by the credit of the issuing government-sponsored enterprise. The Overland Fund currently invests, and the Stagecoach Fund will invest, a significant portion of their assets in securities that are not backed by the full faith and credit of the United States.

  The investment objectives and policies of the Overland Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Index Allocation and Variable Rate Government Funds are substantially identical to the investment objectives and policies of the corresponding Stagecoach "shell" Funds that are being created in connection with the Consolidation; except for changes relating to the dissolution of the master-feeder structure for the first three of these Portfolios. The investment objectives and policies of the National Tax-Free Institutional Money Market, Small Cap Strategy and Strategic Growth Funds are identical to the investment objectives and policies of the corresponding Stagecoach Funds because prior to the Consolidation these Overland Portfolios and Stagecoach Funds were part of the same master-feeder structure and invested their assets in the same Master Portfolio. Upon completion of the Consolidation the Stagecoach Aggressive Growth Fund will change its name to the "Strategic Growth Fund."

  Additional information about the Portfolios' and Funds' investment objectives and policies is contained in Appendix II hereto and in the prospectus and statement of additional information for each Portfolio and Fund. To obtain a prospectus or statement of additional information call 1-800-572-7797 or see "How to Obtain Additional Information About Stagecoach and Overland" below.

  COMPARISON OF TOTAL EXPENSE RATIOS. As with all mutual funds, each class of the Overland Portfolios and Stagecoach Funds incurs various costs and expenses in connection with its daily activities. The total of these costs and expenses is the "total expense ratio" and is expressed as a percentage of the average daily net assets of each class. With one exception, the total expense ratio of each Stagecoach Fund after giving effect to the Consolidation (sometimes called the "pro forma total expense ratio") will be equal to or less than the current total expense ratio of the corresponding Overland Portfolio. The pro forma total expense ratio will be 0.02% higher for the Stagecoach California Tax-Free Money Market Mutual Fund than the current total operating expense ratio for the corresponding Overland California Tax-Free Money Market Fund.

  In several instances, the individual itemized expense amounts that make up the Fund's total expense ratio differ from those that make up the corresponding Portfolio's total expense ratio. For example, the Stagecoach Overland Express Sweep Fund will pay a higher investment advisory fee, but a lower Rule 12b-1 distribution fee, than the corresponding Overland Portfolio. The total expense ratio of the Stagecoach Overland Express Sweep Fund, however, will be the same immediately after the Consolidation as that of the corresponding Overland Portfolio immediately before the Consolidation. Also, the maximum distribution fee payable by the Class A shares of certain Overland Portfolios is higher than the maximum distribution fee payable by Class A shares of the corresponding Stagecoach Fund.

  In addition, in some instances, different rates of fee waivers and expense reimbursements will apply. In these situations, the maximum contractual or plan fee rates payable by a Stagecoach Fund may be more or less, in the aggregate, than the maximum rates payable by the corresponding Overland Portfolio. As noted above, however, with only one exception, the pro forma total operating expense ratio of each Stagecoach Fund (which measures the amounts actually being paid after waivers and reimbursements) immediately after the Consolidation will be equal to or less than the ratio of the corresponding Overland Portfolio.

  A more detailed breakdown of the expense ratios for each Portfolio and Fund, including information about fee waivers and expense reimbursements, is included in Appendix III.

  The following table shows (i) the current total expense ratio for each Class of the Overland Portfolios, after fee waivers and reimbursements, and (ii) the pro forma total expense ratio of the corresponding Stagecoach Funds, based upon the fee arrangements, including waivers and reimbursements, that will be in place upon consummation of the Consolidation. All fee rates are annualized and are expressed as a percentage of average daily net assets. Detailed expense information for each Overland Portfolio and Stagecoach Fund is included in Appendix III.

                           TOTAL EXPENSE INFORMATION

                                          CURRENT OVERLAND   COMBINED STAGECOACH
                                         FUND TOTAL EXPENSE    FUND PRO FORMA
                NAME OF                         RATIO        TOTAL EXPENSE RATIO
          OVERLAND PORTFOLIO               (AFTER WAIVERS)     (AFTER WAIVERS)
          ------------------             ------------------------------------------
Overland California Tax-Free Bond Fund.  Class A       0.74% Class A       0.74%
                                         Class D       1.46% Class C       1.44%
Overland California Tax-Free Money
 Market Fund...........................  Single        0.63% Single        0.65%
                                         Class               Class
Overland Index Allocation Fund.........  Class A       1.31% Class A       1.31%
                                         Class D       2.05% Class C       2.05%
Overland Money Market Fund.............  Class A       0.65% Class A       0.65%
                                         Inst. Class   0.40% Admin Class   0.40%
Overland Municipal Income Fund.........  Class A       0.80% Class A       0.80%
                                         Class D       1.40% Class C       1.40%
Overland National Tax-Free
 Institutional Money
 Market Fund...........................  Single        0.30% Single        0.30%
                                         Class               Class
Overland Sweep Fund....................  Single        1.24% Single        1.24%
                                         Class               Class
Overland Short-Term Government
 Corporate Income Fund.................  Single        0.40% Single        0.40%
                                         Class               Class
Overland Short-Term Municipal Income
 Fund..................................  Single        0.40% Single        0.40%
                                         Class               Class
Overland Small Cap Strategy Fund.......  Class A       1.35% Class A       1.35%
                                         Class D       2.10% Class C       2.10%
Overland Strategic Growth Fund.........  Class A       1.28% Class A       1.28%
                                         Class D       2.00% Class C       2.00%
Overland U.S. Government Income Fund...  Class A       0.89% Class A       0.88%
                                         Class D       1.62% Class C       1.58%
Overland U.S. Treasury Money Market
 Fund..................................  Class A       0.65% Class A       0.65%
                                         Inst Class    0.40% Admin Class   0.40%
Overland Variable Rate Government Fund.  Class A       0.78% Class A       0.78%
                                         Class D       1.28% Class C       1.28%

  INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS. Overland and Stagecoach have the same service providers. Upon completion of the Consolidation, these service providers will continue to serve the Stagecoach Funds in the capacities indicated in the following chart.

                           SERVICE PROVIDERS FOR THE
                    OVERLAND PORTFOLIOS AND STAGECOACH FUNDS

   Investment Adviser              Wells Fargo Bank
   Sub-Adviser (Overland Index     Barclays Global Fund Advisors
    Allocation
    and Stagecoach Asset
    Allocation only)
   Distributor                     Stephens Inc.
   Administrator                   Wells Fargo Bank
   Co-Administrator                Stephens Inc.
   Custodian                       Wells Fargo Bank, Barclays Global Fund
                                   Advisors
   Fund Accountant                 Wells Fargo Bank
   Transfer Agent                  Wells Fargo Bank
   Independent Auditors            KPMG Peat Marwick LLP

  Investment Advisor and Advisory Fees. As investment adviser to Overland and Stagecoach, Wells Fargo Bank, subject to the supervision of the Boards of Directors, provides investment guidance and policy direction in connection with the daily portfolio management of each Overland Portfolio and Stagecoach Fund. The National Tax-Free Institutional Money Market, Overland Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Strategic Growth and Small Cap Strategy Funds of Overland, and the Aggressive Growth, National Tax-Free Money Market Mutual, and Small Cap Funds of Stagecoach are "feeder" funds of master portfolios of Master Investment Trust. As such, Wells Fargo Bank currently is investment adviser to the master portfolios, in which such Funds invest all their assets and does not provide investment advice directly to these Funds. Upon completion of the Consolidation, the master-feeder structure will be dissolved and Wells Fargo Bank will be the direct investment adviser to all of the Stagecoach Funds.

  The advisory fees currently charged to the Overland Portfolios are identical to the advisory fees applicable to the corresponding Stagecoach Funds, except for the Overland California Tax-Free Money Market Fund, whose fee is five basis points (0.05%) lower than the corresponding Stagecoach Fund, and the Overland Sweep Fund whose fee is twenty basis points (0.20%) lower than the corresponding Stagecoach Fund. The advisory fee rates for all of the Overland Portfolios and Stagecoach Funds, as well as the fee rates for certain other services described below, are listed in the detailed summaries of expense information in Appendix III.

  Wells Fargo Bank, a national bank, is one of the largest banks in the United States. Wells Fargo Bank was founded in 1852 and is the oldest bank in the western United States. As of June 30, 1997, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $57 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a publicly-held bank holding company.

  Distribution, Administration and Shareholder Servicing Arrangements. Each Overland Portfolio and Stagecoach Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plans, and the related Distribution Agreements, permit each Fund to pay Stephens for distribution-related services or expenses, such as the printing and preparation of prospectuses and other materials and the compensation of selling agents. For purposes of the following discussion the single class shares of certain Overland and Stagecoach Funds, unless otherwise indicated, are referred to as "Class A shares."

  The maximum amount payable by the Class A shares of the Overland Portfolios is the same as the maximum amount payable by the Class A shares of each corresponding Stagecoach Fund, except as described below. The maximum distribution fee payable by the Class A shares of the Overland Money Market, Municipal Income, Overland Sweep, Small Cap Strategy, Strategic Growth and U.S. Treasury Money Market Funds is higher than the maximum amount payable by the Class A shares of the corresponding Stagecoach Fund.

  The maximum amount payable by the Class D shares of the Overland Portfolios is the same as the maximum amount payable by the Class C shares of each corresponding Stagecoach Fund. However, Class D shareholders of the Overland California Tax-Free Bond, Municipal Income and U.S. Government Income Funds are being asked to approve a twenty-five basis point (0.25%) increase to the maximum distribution fee payable by the Class C shares of the corresponding Stagecoach Funds. For additional information, see Appendix III.

  The Portfolios and Funds receive administration services from Wells Fargo Bank, as Administrator, and Stephens, as Co-administrator. The administration services provided to the Portfolios and Funds include, among other things, general supervision of each Portfolio's and Fund's operation, coordination of other services, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to Directors and officers. For these administration services, Wells Fargo Bank and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Portfolio's and Fund's average daily net assets.

  Certain classes of the Portfolios and Funds have entered into shareholder servicing agreements with Wells Fargo Bank and may enter into similar agreements with other institutions ("Shareholder Servicing Agents").

Under such agreements, Shareholder Servicing Agents (including Wells Fargo
Bank) agree, as agents for their customers, to provide shareholder administrative and liaison services with respect to Portfolio and Fund shares, which include, without limitation, aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For these services, a Shareholder Servicing Agent is entitled to receive a fee at an annual percentage of the average daily net assets attributable to a class of shares owned of record or beneficially by investors with whom the Shareholder Servicing Agent maintains a servicing relationship.

  The Shareholder Servicing Plans for the Class D shares of the Overland Portfolios and for the Class C shares of the corresponding Stagecoach Funds each provide for a fee at the annual rate of up to 0.25% of the average daily net assets attributable to these classes of shares. The Class A shares of the Overland Portfolios do not have Shareholder Servicing Plans in place; however, the Class A shares of the corresponding Stagecoach Funds each have Shareholder Servicing Plans authorizing an asset-based fee of up to 0.25%, except for the California Tax-Free Bond, California Tax-Free Money Market Mutual and Ginnie Mae (U.S. Government Income) Funds, which have authorized a fee of up to 0.30%. The Institutional shares of the Overland Money Market and U.S. Treasury Money Market Funds do not currently pay shareholder servicing fees, but the Administrative class shares of the corresponding Stagecoach Funds are authorized to pay shareholder servicing fees of up to 0.15%. The Class A shares of the Overland Index Allocation, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap, Strategic Growth and Variable Rate Government Funds have in place a Shareholder Administrative Servicing Plan authorizing an asset based fee of up to 0.25%. This plan provides for many of the same services covered by the Shareholder Servicing Plan for the Class D shares. Class A shareholders will not be assessed fees under an Administrative Servicing Plan and Distribution Plan at the same time. The corresponding Stagecoach Funds, except the Small Cap and Aggressive (Strategic) Growth Funds, have an Administrative Servicing Plan in place.

  For additional information, see Appendix III.

  SHAREHOLDER TRANSACTIONS AND SERVICES. The respective purchase, redemption, exchange, dividend and other policies and procedures of the Overland Portfolios and the corresponding Stagecoach Funds are substantially similar. More detailed information about these policies and procedures is set forth in Appendix IV. However, there are certain differences. For example, as shown in Appendix IV, the front-end sales charges applicable to new purchases of Class A shares of the Stagecoach Funds are in some cases different than the front-end sales charges applicable to new purchases of Class A Shares of the Overland Portfolios.

  FEDERAL INCOME TAX CONSEQUENCES. Consummation of the Consolidation with respect to each Overland Portfolio is subject to the condition that Overland and Stagecoach receive an opinion from Morrison & Foerster LLP. The opinion will generally state that for Federal income tax purposes: (i) the transfer of all of the assets and stated liabilities of each Overland Portfolio to its corresponding Stagecoach Fund in exchange for shares of the Stagecoach Fund and the distribution of these Stagecoach shares to shareholders of the Overland Portfolio, as described in the Consolidation Agreement, will constitute a "reorganization" within the meaning of Section 368(a)(1)(C), (D) or (F) of the Internal Revenue Code of 1986, as amended (the "Code") and each Overland Portfolio and its corresponding Stagecoach Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Overland Portfolios as a result of these transactions; (iii) no gain or loss will be recognized by the Stagecoach Funds as a result of these transactions; (iv) no gain or loss will be recognized by the shareholders of each Overland Portfolio on the distribution to them of shares of the corresponding Stagecoach Funds in exchange for their shares of the Overland Portfolios; (v) the basis of Stagecoach Fund shares received by a shareholder of an Overland Portfolio will be the same as the basis of the shareholder's Overland Portfolio shares immediately before the Consolidation;
(vi) the basis to each Stagecoach Fund of the assets of the corresponding Overland Portfolio received pursuant to these transactions will be the same as the basis of the assets in the hands of the Overland Portfolio immediately before the Consolidation; (vii) a shareholder's holding period for Stagecoach Fund shares will be determined by including the period for which the shareholder held the Overland Portfolio shares exchanged therefor, provided the shareholder held the Overland Portfolio shares as a capital asset; (viii) each Stagecoach Fund's holding period with respect to the assets received in the Consolidation will include the period for which the assets were held by the corresponding Overland Portfolio; and (ix) each Stagecoach Fund will succeed to the tax attributes of the corresponding Overland Portfolios described in Section 381(c) of the Code, subject to conditions and limitations set forth in the Code.

  Stagecoach and Overland have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") on the tax consequences of the Consolidation. The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders may wish to consult their own tax advisers concerning the potential tax consequences to them, including state, local and foreign income tax consequences, of the Consolidation.

  BOARD CONSIDERATION. The Boards of Directors of Overland and Stagecoach unanimously voted to approve the Consolidation Agreement at a joint meeting held on July 23, 1997. In reviewing the proposed Consolidation, the Boards of Overland and Stagecoach considered the potential impact of the Consolidation on their respective shareholders. The Boards considered, among other things, (i) the terms and conditions of the Consolidation Agreement, including those intended to avoid the dilution of shareholder interests; (ii) the potential marketing and shareholder benefits obtained by having a combined mutual fund complex with a single brand identity; (iii) the similarity of the investment objectives and significant policies and restrictions of the Portfolios and the Funds; (iv) the historical investment performance of the Portfolios and the Funds; (v) the historical and projected investment advisory fee rates and operating expenses of the Portfolios and the Funds; (vi) the identity of the organizations that provide investment advisory and certain other services to the Funds, and the terms on which these services are provided; and (vii) the prospects for long-term viability of the Portfolios and Funds.

  Based upon their evaluation of these factors, and in light of their fiduciary duties under federal and state law, the Boards of Directors of Overland and Stagecoach, including all of the non-interested members of each Board, have determined that the proposed Consolidation is in the best interests of the shareholders of each Overland Portfolio and each Stagecoach Fund, respectively, and that the interests of the shareholders of the respective Portfolios and Funds will not be diluted as a result of the Consolidation. OVERLAND'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT OVERLAND SHAREHOLDERS VOTE FOR THE CONSOLIDATION AGREEMENT.

  OTHER INFORMATION. As discussed above, the new Stagecoach Funds corresponding to Overland's Index Allocation, Variable Rate Government, Short-Term Municipal Income, Short-Term Government-Corporate Income and Sweep Funds are currently being created for the purpose of effecting the Consolidation of these five Portfolios and continuing their current operations.

  The fundamental policies (changeable only by shareholder vote) of these five Overland Portfolios might be deemed to prevent these Overland Portfolios from taking the actions necessary to effectuate the Consolidation as described in this Proxy/Prospectus. In general, these policies prohibit each of these Overland Portfolios from gaining control or purchasing more than a stated percentage of another company, including, potentially, the Stagecoach Funds in connection with the Consolidation. At the Closing, these Overland Portfolios will receive substantially all of the outstanding shares of the corresponding new Stagecoach Funds and immediately distribute such shares to their shareholders in liquidation of their holdings. For the period of time, if any, that these Overland Portfolios hold such shares, they might be deemed to control such Funds. By approving the Consolidation Agreement, shareholders of these Overland Portfolios will be deemed to have waived the application of these policies to the extent necessary to effect the Consolidation.

  The Consolidation may be abandoned at any time before the Closing upon the mutual consent of both Overland and Stagecoach. At any time before or (to the extent permitted by law) after approval of the agreement by the shareholders of Overland (i) the parties may, by written agreement authorized by their respective Boards of Directors and with or without the approval of their shareholders, amend any of the provisions of the Consolidation Agreement and
(ii) either party may waive any default by the other party or the failure to satisfy any of the conditions to its obligations (the waiver to be in writing and authorized by the Board of Directors of the waiving party with or without the approval of such party's shareholders).

                 II. ABOUT THE PROPOSED RULE 12B-1 FEE INCREASE
                          FOR CERTAIN STAGECOACH FUNDS

  DESCRIPTION OF THE FEE INCREASE. Class D shareholders of the Overland California Tax-Free Bond, Municipal Income and U.S. Government Income Funds will receive Class C shares of the Stagecoach California Tax-Free Bond, National Tax-Free and Ginnie Mae (U.S. Government Income) Funds upon completion of the Consolidation. The Class C shares of each such Stagecoach Fund currently have in place a Distribution Plan under Rule 12b-1 under the 1940 Act. The Plan currently permits each Fund to pay up to 0.50% of the average daily net assets attributable to Class C shares as compensation or reimbursement for distribution-related services and expenses. Distribution-related services and expenses are services and expenses primarily intended to result in the sale of Class C shares. Payments under the Plan may be used by Stephens to compensate broker-dealers and other selling agents. Payments also may be used by Stephens to cover the costs of preparing, printing and distributing prospectuses and advertising materials relating to the Class C shares and to cover certain related expenses. Currently, the Class D shares of the Overland California Tax-Free Bond, Municipal Income and U.S. Government Income Funds have in place a Rule 12b-1 Plan that is identical, in all material respects, to the existing Plan for the Class C shares.

  At the Meeting, the Class D shareholders of these Overland Funds will be asked to authorize the proper officers of Overland to approve a twenty-five basis point (0.25%) increase to the maximum amount payable under the Plan for each Fund. If approved, the maximum amount payable under each Plan would be 0.75% of the average daily net assets attributable to the Class C shares of each Fund. Although the maximum fee payable under the plans would increase, Wells Fargo Bank and Stephens have agreed to waive or reimburse various fees and expenses through December 1998, so that the total level of fees actually paid by Class D shareholders will not increase during this period. A shareholder may vote to approve the Consolidation without voting to approve an increase to the maximum amount payable under the Class C Plan.

  REASONS FOR THE FEE INCREASE. The proposed increase is intended to enhance the prospects for the stability and long-term viability of these Stagecoach Funds by providing the broker-dealers and other selling agents who are primarily responsible for the distribution of the Funds' shares with sufficient incentives to promote the sale and retention of these shares. It is believed that the incentives should facilitate the growth of these Funds by bringing new assets into the Funds and reducing redemption rates. The fee increase also is intended to ensure that shareholders have a meaningful choice among classes by better coordinating distribution fee levels across retail classes.

  BOARD CONSIDERATION. In determining whether to increase the fee levels authorized by the Plan, the Board of Directors considered, among other things:
(i) the costs and potential benefits of the proposed increase to Class C shareholders; (ii) whether the fee increase could be expected to assist in the marketing of Class C shares; and (iii) the advantages to each Fund and its shareholders that could reasonably be expected to result from providing competitive distribution pricing for the Class C shares. The Directors determined that the ability to compensate broker-dealers and other selling agents at competitive levels for distribution-related activities is likely to result in higher levels of sales and lower levels of redemptions of Stagecoach Fund shares than would otherwise occur. This in turn should help each Fund achieve net increased cash flows and an increase in its asset size.

  The Directors also considered that possible benefits may be realized by service providers to the Funds, including Wells Fargo Bank and Stephens, as a result of the approval of the increased fee level under the Plan. In this regard, if Fund assets grow more rapidly as a result of the implementation of the Plan, the total dollar amount of investment advisory, administration, shareholder servicing, custody fees and other fees payable by the Funds to Wells Fargo Bank and the total dollar amount of distribution and co-administration fees payable by the Funds to Stephens is likely to increase.

  Based upon their evaluation of the information available to them, the Board of Directors of Overland and Stagecoach, including all non-interested Directors, have determined that the proposed increase in the maximum amount payable under the Class C Rule 12b-1 Plan is in the best interests of, and is reasonably likely to benefit, the Class C shareholders of each Fund.

  The Overland Class D share Distribution Plans were last reviewed and reapproved by the Overland Board of Directors on February 27, 1997. For the fiscal year ended December 31, 1996, each such Funds' Class D shares paid fees of 0.50% of their average daily net assets to Stephens, as the Fund's Distributor, pursuant to such Distribution Plans. The California Tax-Free Bond Fund paid distribution fees of $33,376; the Municipal Income Fund paid fees of $55,160; and the U.S. Government Income Fund paid fees of $11,986. The Distribution Plan for the corresponding Stagecoach Class C shares was approved by the Stagecoach Board of Directors on July 23, 1997. To date, no distribution fees have been incurred or paid pursuant to the Plan.

  The Plan may be terminated with respect to a class by vote of a majority of the Directors who have no direct or indirect interest in the Plan or in the related Distribution Agreement or by vote of a majority of the outstanding shares of such class. Any change in the Plan that would materially increase the distribution cost to a class requires approval by the shareholders of such class; otherwise, the Plan may be amended by the Directors, including a majority of the non-interested Directors, as described above.

  OVERLAND'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT CLASS D SHAREHOLDERS OF THE OVERLAND CALIFORNIA TAX-FREE BOND, MUNICIPAL INCOME AND U.S. GOVERNMENT INCOME FUNDS VOTE FOR THE PROPOSAL TO AUTHORIZE THE PROPER OFFICERS OF OVERLAND TO APPROVE THE INCREASE IN THE MAXIMUM FEE PAYABLE UNDER THE CLASS C RULE 12B-1 PLAN.

                  III. INFORMATION RELATING TO VOTING MATTERS

  GENERAL INFORMATION. The Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Directors of Overland. It is expected that the solicitation of proxies will be primarily by mail. Officers and agents of Overland and Stagecoach also may solicit proxies by telephone, telegraph or personal interview. In this connection, Overland has retained D. F. King & Co., Inc. to assist in the solicitation of proxies with the Consolidation. The cost of retaining D.F. King & Co., Inc. which is estimated to be $18,000, will be paid by Wells Fargo Bank and/or Stephens. Any shareholder giving a proxy may revoke it at any time before it is exercised (i) by submitting to Overland a written notice of revocation, (ii) by submitting to Overland a subsequently executed proxy or by attending the Meeting and voting in person.

  Only shareholders of record at the close of business on September 30, 1997, will be entitled to vote at the Meeting. On that date, the following number of Overland shares were outstanding and entitled to be voted.

   NAME OF PORTFOLIO
   AND CLASS                                            SHARES ENTITLED TO VOTE
   -----------------                                    -----------------------
   California Tax-Free Bond Fund--
     Class A shares                                            20,916,584
     Class D shares                                               411,356
   California Tax-Free Money Market Fund--
     Single Class shares                                      414,235,969
   Index Allocation Fund--
     Class A shares                                             4,754,239
     Class D shares                                             1,958,570
   Money Market Fund--
     Class A shares                                           453,047,085
     Institutional Class shares                               813,210,138
   Municipal Income Fund--
     Class A shares                                             3,611,462
     Class D shares                                               547,495
   National Tax-Free Institutional Money Market Fund--
     Single Class shares                                       82,853,098

   NAME OF PORTFOLIO
   AND CLASS                             SHARES ENTITLED TO VOTE
   -----------------                     -----------------------
   Overland Sweep Fund--
     Single Class shares                      2,343,557,943
   Short-Term Govt.-Corp. Income Fund--
     Single Class shares                          1,978,701
   Short-Term Municipal Income Fund--
     Single Class shares                          4,282,917
   Small Cap Strategy Fund--
     Class A shares                                 276,963
     Class D shares                                 208,300
   Strategic Growth Fund--
     Class A shares                               5,461,815
     Class D shares                               1,715,842
   U.S. Government Income Fund--
     Class A shares                               9,392,684
     Class D shares                                 118,416
   U.S. Treasury Money Market Fund--
     Class A shares                             323,578,068
     Institutional Class shares                 200,785,894
   Variable Rate Government Fund--
     Class A shares                              30,666,040
     Class D shares                                 596,544

  Each whole and fractional share is entitled to a whole or fractional vote.

  If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

  Significant Shareholders. Appendix V shows the name, address and share ownership of each person known to Overland to have beneficial or record ownership of 5% or more of the outstanding shares of a class or Portfolio as of August 31, 1997. Appendix V also shows the name, address and share ownership of each person known to Stagecoach to have beneficial of record ownership of 5% or more of the outstanding shares of a class or Fund as of August 31, 1997. Any person who owns directly or indirectly more than 25% of the outstanding voting securities of a Portfolio, Fund or class is presumed by the 1940 Act to "control" such Portfolio, Fund or class and may be able to significantly influence the outcome of any shareholder vote. As of August 31, 1997, the officers and Directors of Overland as a group owned less than 1% of the outstanding shares of any of the Portfolios. As of August 31, 1997, the officers and Directors of Stagecoach as a group owned less than 1% of the outstanding shares of any of the Funds.

  SHAREHOLDER APPROVALS. The Consolidation Agreement is being submitted for approval at the Meeting by the shareholders of each Overland Portfolio. The vote of the shareholders of the Stagecoach Funds is not being solicited, since their approval or consent is not necessary to approve the Consolidation. The increase to the maximum fee payable under the Rule 12b-1 Distribution Plan for the Class C shares of certain Stagecoach Funds is being submitted to the Class D shareholders of the Overland California Tax-Free Bond, Municipal Income and U.S. Government Income Funds only.

  The Consolidation Agreement must be approved with respect to each Portfolio by a majority of the outstanding shares of such Portfolio. The increase to the maximum fee payable under the Rule 12b-1 Plan for the Class C shares must be approved by a majority of the outstanding shares of the Class D shares of the corresponding Overland California Tax-Free Bond, Municipal Income or U.S. Government Income Funds. With respect to the vote on the Rule 12b-1 Plan, the term "majority of the outstanding shares" of a class of shares means the lesser of (i) 67% of the shares of the class present at the Meeting if the holders of more than 50% of the outstanding shares of such class are present or (ii) more than 50% of the outstanding shares of the particular class.

  The Consolidation Agreement provides that in the event the Consolidation Agreement is approved with respect to some but not all of the Overland Portfolios, the Board of Directors of Overland may, in the exercise of its reasonable business judgment, either abandon the Consolidation Agreement with respect to all of the Overland Portfolios or direct that the Consolidation be consummated with respect to some Portfolios but not others.

  Quorum. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve a proposal are not received with respect one or more of the Overland Portfolios, the persons named as proxies may propose one or more adjournment(s) of the Meeting to permit further solicitation of proxies. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proposals in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST the proposals against any adjournment(s). If sufficient votes have been received for approval of a proposal, a shareholder vote may be taken with respect to one or more Overland Portfolios (but not the other Overland Portfolios) on some or all matters before any such adjournment(s).

  A quorum is constituted with respect to Overland or an Overland Portfolio or share class by the presence in person or by proxy of the holders of more than 33% of the outstanding shares of Overland, or the portfolio or class entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions, therefore, will have the effect of a "no" vote for purposes of obtaining the requisite approvals. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will not be treated as shares that are present at the Meeting and, accordingly, could make it more difficult to obtain the requisite approvals.

  Annual Meetings. Overland does not presently intend to hold an annual meeting of shareholders for the election of Directors or other business, unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Under certain circumstances, however, shareholders have the right to call a meeting of shareholders to consider the removal of one or more Directors and such meetings will be called when requested by the holders of record of 10% or more of the outstanding shares of common stock of Overland. To the extent required by law, Overland will assist in shareholder communications in such matters.

  OTHER BUSINESS. Overland's Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             IV. OTHER INFORMATION

  HOW TO OBTAIN ADDITIONAL INFORMATION ABOUT STAGECOACH AND
OVERLAND. Additional information about each Stagecoach Fund is included in the most recent prospectus and statement of additional information for each Fund. You may obtain a prospectus or statement of additional information without charge by calling 1-800-572-7797 or by writing Stagecoach at Stagecoach Funds, Inc., c/o Stagecoach Shareholder Services, Wells Fargo Bank, N.A., P. O. Box 7066, San Francisco, CA 94120-7066. Additional information about the Overland Portfolios is included in the prospectus and statement of additional information dated May 1, 1997 for each Portfolio. You may obtain a prospectus or statement of additional information without charge by calling 1-800-572-7797 or by writing to Overland Express Funds, Inc., c/o Overland Express Shareholder Services, P.O. Box 63084, San Francisco, California 94105.

  For shareholders of the Overland Portfolios that will be reorganized into the Stagecoach Aggressive (Strategic) Growth, California Tax-Free Bond, California Tax-Free Money Market Mutual, Ginnie Mae (U.S. Government Income), National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Small Cap or Treasury Money Market Mutual Funds, this Proxy/Prospectus is accompanied by (i) the current prospectus dated February 1, 1997 or October 6, 1997 for the corresponding Stagecoach Funds and (ii) the Annual Report dated March 31, 1997 for the corresponding Stagecoach Funds. For shareholders of the Overland Portfolios that will be reorganized into new Stagecoach Funds, prospectuses and annual reports for the Stagecoach Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income and Variable Rate Government Funds do not accompany this Proxy/Prospectus because these Stagecoach Funds are being created to continue the operations of the corresponding Overland Portfolio and will not commence operations until the consolidation is completed.

  Reports and other information filed by Stagecoach and Overland can be inspected and copied at the Public Reference Facilities maintained by the Securities Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. In addition, these materials can be inspected and copied at the Securities and Exchange Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

  The information contained in (i) the Stagecoach prospectuses and annual reports, (ii) the Overland prospectuses and (iii) the Overland Annual Reports dated December 31, 1996 and the Overland Semi-Annual Reports dated June 30, 1996 are incorporated by reference into this Proxy/Prospectus.

  FINANCIAL STATEMENTS. The financial statements, financial highlights and the independent auditors report thereon for the Stagecoach Funds for the six-month period ended March 31, 1997, are incorporated by reference into the Statement of Additional Information related to this Proxy/Prospectus. The Financial Highlights included therein are incorporated by reference into this Proxy/Prospectus.

  The financial statements, financial highlights and the independent auditors report thereon for the Overland Portfolios for the year ended December 31, 1996, are incorporated by reference into the Statement of Additional Information related to this Proxy/Prospectus. The unaudited financial statements and financial highlights for the Overland Portfolios for the six-month period ended June 30, 1997 are incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. The Financial Highlights included therein are incorporated by reference into this Proxy/Prospectus.

  MISCELLANEOUS.

  Information included in these Voting Materials concerning Stagecoach was provided by Stagecoach. Information included in these Voting Materials concerning Overland was provided by Overland.

  SHAREHOLDER INQUIRIES. For additional information call 1-800-572-7797 or write to Overland Express Funds, Inc. at the address on the cover page of this Proxy/Prospectus.

                                     * *  *

  SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

  OVERLAND WILL FURNISH WITHOUT CHARGE, COPIES OF ITS DECEMBER 31, 1996 ANNUAL REPORTS AND JUNE 30, 1997 SEMI-ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST BY CALLING 1-800-572-7797 OR BY WRITING TO OVERLAND AT P.O. BOX 63084, SAN FRANCISCO, CA 94163.

                                   APPENDIX I

                             AGREEMENT AND PLAN OF

                                 CONSOLIDATION

                                 BY AND BETWEEN

                          OVERLAND EXPRESS FUNDS, INC.

                                      AND

                             STAGECOACH FUNDS, INC.

                       DATED: AS OF OCTOBER 1, 1997

                               TABLE OF CONTENTS

SECTION                                                                     PAGE
-------                                                                     ----
 1. Conveyance of Assets of Overland Funds.................................   3
 2. Liquidation of Overland Funds..........................................   6
 3. Valuation Time.........................................................   7
 4. Certain Representations, Warranties and Agreements of Overland.........   7
 5. Certain Representations, Warranties and Agreements of Stagecoach.......   9
 6. Shareholder Action.....................................................  11
 7. Regulatory Filings.....................................................  11
 8. Effective Time of the Consolidation....................................  11
 9. Stagecoach Conditions..................................................  11
10. Overland Conditions....................................................  14
11. Further Assurances.....................................................  16
12. Survival of Representations and Warranties.............................  16
13. Termination of Agreement...............................................  16
14. Amendment and Waiver...................................................  16
15. Governing Law..........................................................  17
16. Successors and Assigns.................................................  17
17. Beneficiaries..........................................................  17
18. Brokerage Fees and Expenses............................................  17
19. Notices................................................................  17
20. Expenses...............................................................  18
21. Announcements..........................................................  18
22. Entire Agreement.......................................................  18
23. Counterparts...........................................................  18

  This AGREEMENT AND PLAN OF CONSOLIDATION (the "Agreement") is made as of this 1st day of October, 1997 by and between Overland Express Funds, Inc. ("Overland"), a Maryland corporation consisting of 14 operating series, namely: the Strategic Growth, California Tax-Free Bond, California Tax-Free Money Market, U.S. Government Income, Money Market, Municipal Income, National Tax-Free Institutional Money Market, Small Cap Strategy, U.S. Treasury Money Market, Index Allocation, Short-Term Government-Corporate Income, Short-Term Municipal Income, Variable Rate Government and Overland Sweep Funds (the "Overland Funds") and Stagecoach Funds, Inc. ("Stagecoach"), a Maryland corporation consisting of multiple series including, among others, the Aggressive (Strategic) Growth, California Tax-Free Bond, California Tax-Free Money Market Mutual, Ginnie Mae (U.S. Government Income), Prime Money Market Mutual, National Tax-Free, National Tax-Free Money Market Mutual, Small Cap, Treasury Money Market Mutual, Index Allocation, Short-Term Government-Corporate Income, Short-Term Municipal Income, Variable Rate Government and Overland Express Sweep Funds (the "Stagecoach Funds").

  WHEREAS, each of Overland and Stagecoach is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

  WHEREAS, the parties desire that the assets and stated liabilities of each Overland Fund be conveyed to and be acquired and assumed by, the Stagecoach Fund corresponding thereto, as stated herein, in exchange for shares of specified classes of the corresponding Stagecoach Fund which shall thereafter promptly be distributed by Overland to the shareholders of the corresponding classes of the Overland Fund in connection with its liquidation as described in this Agreement (the "Consolidation");

  WHEREAS, the parties intend that the following Stagecoach Funds--Index Allocation, Short-Term Government-Corporate Income, Short-Term Municipal Income, Variable Rate Government and Overland Express Sweep Funds--shall each have nominal assets and liabilities before the Consolidation and shall continue the investment operations of the corresponding Overland Funds thereafter;

  WHEREAS, Stagecoach also maintains additional series that are not parties to the Consolidation;

  NOW, THEREFORE, in consideration of the mutual covenants and agreements hereinafter set forth and subject to the terms and conditions hereof, the parties hereto, intending to be legally bound, agree as follows:

  1. Conveyance of Assets of Overland Funds. (a) At the Effective Time of the Consolidation, as defined in Section 8, all assets of every kind, and all interests, rights, privileges and powers of each of the Overland Funds, subject to all stated liabilities of such Funds, as defined in subsection 1(b) (such assets subject to such liabilities are herein referred to as the "Fund Assets"), shall be transferred and conveyed by each Overland Fund to the corresponding Stagecoach Fund (as set forth below) and shall be accepted and assumed by such Stagecoach Fund as more particularly set forth in this Agreement, such that at and after the Effective Time of the Consolidation: (i) all assets of the Overland Funds shall become and be the assets of the respective corresponding Stagecoach Fund; and (ii) all stated liabilities of the Overland Funds shall attach to the respective corresponding Stagecoach Fund as aforesaid and may thenceforth be enforced against the respective Stagecoach Fund to the same extent as if incurred by them.

  (b) Without limiting the generality of the foregoing, it is understood that Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned by each Overland Fund, and any deferred or prepaid expenses shown as an asset on each Overland Fund's books, at the Effective Time of the Consolidation, and all goodwill, all other intangible property and all books and records belonging to the Overland Funds. Notwithstanding anything herein to the contrary, Stagecoach shall not be deemed to have assumed any liability of Overland, whether absolute or contingent, known or unknown, accrued or unaccrued, that is not a "stated liability" of a Fund. As used throughout this Agreement, the "stated liabilities" of an Overland Fund shall mean all liabilities and obligations disclosed on an unaudited statement of assets and liabilities of the Overland Fund prepared by or on behalf of Overland as of the Effective Time of the Consolidation, in accordance with generally accepted accounting principles consistently applied from the prior audit period.

  (c) In particular, Fund Assets of each Overland Fund shall be transferred and conveyed to the corresponding Stagecoach Fund, as set forth on the following page.

                                   SCHEDULE A

   OVERLAND FUND                      CORRESPONDING STAGECOACH FUND
   -------------                      -----------------------------
   Overland Small Cap Strategy Fund   Stagecoach Small Cap Fund
    Class A Shares                    Class A Shares
    Class D Shares                    Class C Shares
   Overland Strategic Growth Fund     Stagecoach Aggressive (Strategic) Growth Fund
    Class A Shares                    Class A Shares
    Class D Shares                    Class C Shares
   Overland California Tax-Free Bond  Stagecoach California Tax-Free Bond Fund
    Fund
    Class A Shares                    Class A Shares
    Class D Shares                    Class C Shares
   Overland Municipal Income Fund     Stagecoach National Tax-Free Fund
    Class A Shares                    Class A Shares
    Class D Shares                    Class C Shares
   Overland U.S. Government Income    Stagecoach Ginnie Mae (U.S. Government Income) Fund
    Fund
    Class A Shares                    Class A Shares
    Class D Shares                    Class C Shares
   Overland California Tax-Free       Stagecoach California Tax-Free Money Market Mutual Fund
    Money Market Fund
    Class A Shares                    Class A Shares
    Class D Shares                    Class C Shares
   Overland Money Market Fund         Stagecoach Prime Money Market Mutual Fund
    Class A Shares                    Class A Shares
    Institutional Class Shares        Administrative Class Shares
   Overland National Tax-Free         Stagecoach National Tax-Free Money Market
    Institutional
    Money Market Fund                 Mutual Fund--Institutional Class Shares
   Overland U.S. Treasury Money       Stagecoach Treasury Money Market Mutual Fund
    Market Fund
    Class A Shares                    Class A Shares
   Institutional Class Shares         Administrative Class Shares
   Overland Index Allocation Fund     Stagecoach Index Allocation Fund*
    Class A Shares                    Class A Shares
    Class D Shares                    Class C Shares
   Overland Short-Term Government-    Stagecoach Short-Term Government-Corporate Income Fund*
    Corporate Income Fund
   Overland Short-Term Municipal      Stagecoach Short-Term Municipal Income Fund*
    Income Fund
   Overland Variable Rate Government  Stagecoach Variable Rate Government Fund*
    Fund
    Class A Shares                    Class A Shares
    Class D Shares                    Class C Shares
   Overland Sweep Fund                Overland Express Sweep Fund*

--------

* These Stagecoach Funds shall be new series with nominal assets and liabilities prior to the Effective Time of the Consolidation.

  (d) In exchange for the transfer of the Fund Assets, each Stagecoach Fund shall simultaneously issue to each corresponding Overland Fund at the Effective Time of the Consolidation full and fractional shares of Common Stock in the Stagecoach Fund of the classes set forth in Schedule A having an aggregate net asset value equal to the net asset value of the Fund Assets so conveyed, all determined and adjusted as provided in this Section 1. In particular, each Stagecoach Fund shall deliver to the corresponding Overland Fund the number of shares of each of its share classes set forth in Schedule A, including fractional shares, determined by dividing the value of the Fund Assets of the corresponding Overland Fund that are so conveyed and are attributable to each of the Stagecoach Fund's respective share classes set forth in Schedule A, computed in the manner and as of the time and date set forth in this Section, by the net asset value of one Stagecoach Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Section.

  (e) The net asset value of shares to be delivered by the Stagecoach Funds, and the net asset value of the Fund Assets to be conveyed by the Overland Funds, shall, in each case, be determined as of the Valuation Time specified in
Section 3. The net asset value of shares of the Stagecoach Funds shall be computed in the manner set forth in the Stagecoach Funds' then current prospectuses under the Securities Act of 1933, as amended (the "1933 Act"). The net asset value of the Fund Assets to be transferred by the Overland Funds shall be computed by Overland and shall be subject to adjustment by the amount, if any, agreed to by Stagecoach and the respective Overland Funds. In determining the value of the securities transferred by the Overland Funds to the Stagecoach Funds, except as provided in Subsection 1(f), each security shall be priced in accordance with the pricing policies and procedures of Stagecoach as described in its then current prospectuses. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Overland, provided that such determination shall be subject to the approval of Stagecoach. Overland and Stagecoach agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Overland and those determined in accordance with the pricing policies and procedures of Stagecoach prior to the Valuation Time.

  (f) It is understood and agreed that the net asset value of the Fund Assets of the California Tax-Free Market Fund, Money Market Fund, National Tax Free Institutional Money Market Fund, U.S. Treasury Money Market Fund and Overland Sweep Fund (each a "Reorganized Money Market Fund") and the value of shares of the corresponding Stagecoach Funds shall be based on the amortized cost valuation procedures that have been adopted by the Board of Directors of Overland; provided that if the difference between the per share net asset values of a Reorganized Money Market Fund and its corresponding Stagecoach Fund equals or exceeds $.0025 at the Valuation Time, as computed by using market values in accordance with the policies and procedures established by Stagecoach (or as otherwise mutually determined by the Board of Directors of Overland and the Board of Directors of Stagecoach), either party shall have the right to postpone the Valuation Time and the Effective Time of the Consolidation with respect to such Reorganized Money Market Fund until such time as the per share difference is less than $.0025.

  2. Liquidation of Overland Funds. At the Effective Time of the Consolidation, each of the Overland Funds shall make a liquidating distribution to its shareholders as follows. Shareholders of record of each Overland Fund shall be credited with full and fractional shares of the class of common stock that is issued by the corresponding Stagecoach Fund in connection with the Consolidation with respect to the shares that are held of record by the shareholder. In addition, each shareholder of record of an Overland Fund shall have the right to receive any unpaid dividends or other distributions which were declared before the Effective Time of the Consolidation with respect to the shares of such Overland Fund that are held by the shareholder at the Effective Time of the Consolidation. In accordance with instructions it receives from Overland, Stagecoach shall record on its books the ownership of the respective Stagecoach Fund shares by the shareholders of record of the Overland Funds (the "Transferor Record Holders"). All of the issued and outstanding shares of the Overland Funds at the Effective Time of the Consolidation shall be redeemed and canceled on the books of Overland at such time. After the Effective Time of the Consolidation, Overland shall wind up the affairs of the Overland Funds and shall file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Overland Funds and an application pursuant to
Section 8(f) of the 1940 Act for an order declaring that Overland has ceased to be investment company, and also shall take all other steps as are necessary and proper to effect the termination or declassification of the Overland Funds in accordance with the laws of the State of Maryland and other applicable requirements.

  3. Valuation Time. Subject to the provisions of Subsection (1)(f), the Valuation Time for each of the Overland Funds and the Stagecoach Funds, shall be a mutually agreed upon time on December 12, 1997, or such earlier or later date as may be mutually agreed by the parties, as set forth in a writing signed by the parties' duly authorized officers.

  4. Certain Representations, Warranties and Agreements of Overland. Overland, on behalf of itself and, where appropriate, the Overland Funds, represents and warrants to, and agrees with, Stagecoach as follows, such representations, warranties and agreements being made on behalf of each Overland Fund on a several (and not joint, or joint and several) basis:

    (a) It is a Maryland corporation duly created pursuant to its Amended and Restated Articles of Incorporation for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of the State of Maryland. It is registered as an open-end management investment company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect.

    (b) It has the power to own all of its properties and assets and, subject to the approvals of shareholders referred to in Section 6, to carry out and consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and, except as stated in Section 4(j), below, to consummate the transactions contemplated by this Agreement.

    (c) This Agreement has been duly authorized, executed and delivered by it, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Agreement does not, and, subject to the approval of shareholders referred to in Section 6, the consummation of the transactions contemplated by this Agreement will not, violate Overland's Amended and Restated Articles of Incorporation or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

    (d) It has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code"), as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

    (e) The audited financial statements for its fiscal year ended December 31, 1996 and the unaudited financial statements for its six-month period ended June 30, 1997 (copies of which have been previously furnished to Stagecoach) present fairly the financial position of the Overland Funds as of such date and the results of their operations and changes in their net assets for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis subject to year-end adjustments. To the best of Overland's knowledge, there are no liabilities of a material amount of any Overland Fund, whether accrued, absolute, contingent or otherwise existing, other than: (i) as of June 30, 1997, liabilities disclosed or provided for in the unaudited financial statements for the period ended June 30, 1997 and liabilities incurred in the ordinary course of business or in connection with the Consolidation subsequent to June 30, 1997 and (ii) as of the Valuation Time, liabilities disclosed or provided for in the statement of assets and liabilities of each Overland Fund that is delivered to Stagecoach pursuant to Section 9(b) of this Agreement and liabilities incurred in the ordinary course of business or in connection with the Consolidation subsequent to the Valuation Time.

    (f) It has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal and regulatory requirements.

    (g) There are no material legal, administrative or other proceedings pending or, to its knowledge, threatened, against it or the Overland Funds which could result in liability on the part of Overland or the Overland Funds and Overland knows of no facts that might form the basis of a legal, administrative or other proceeding which, if adversely determined, would materially and adversely affect any Overland Fund's financial condition or the conduct of its business and Overland is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein.

    (h) At the Effective Time of the Consolidation, all federal and other tax returns and reports of each Overland Fund required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of Overland's knowledge, no such return or report shall be currently under audit and no assessment shall have been asserted with respect to such returns or reports.

    (i) Subject to the approvals of shareholders referred to in Section 6, at both the Valuation Time and the Effective Time of the Consolidation, it shall have full right, power and authority to sell, assign, transfer and deliver the Fund Assets and, upon delivery and payment for the Fund Assets as contemplated herein, the Stagecoach Funds shall acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws and except for any custodian liens or transfer tax liens arising in connection with the transfer of the Fund Assets pursuant to this Agreement).

    (j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by it of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations under those Acts, or state securities laws, all of which shall have been received prior to the Effective Time of the Consolidation, except for such consents, approvals, authorizations or orders as may be required subsequent to the Effective Time of the Consolidation.

    (k) Insofar as the following relate to it, (i) the registration statement filed by Stagecoach on Form N-14 relating to the shares of the Stagecoach Funds that will be registered with the SEC pursuant to this Agreement, which shall include or incorporate by reference the proxy statement of the Overland Funds and prospectuses of the Stagecoach Funds with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and (ii) the proxy materials of Overland included in the N-14 Registration Statement and filed with the SEC pursuant to Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or the documents appended thereto (the "Consolidation Proxy Materials"), from their effective and clearance dates with the SEC, through the time of the shareholders meeting referred to in
  Section 6 and at the Effective Time of the Consolidation: (i) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that the representations and warranties made by it in this subsection shall not apply to statements in or omissions from the N-14 Registration Statement or the Consolidation Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Stagecoach for use therein as provided in Section 7. For these purposes, information shall be considered to have been provided "on behalf" of Stagecoach if furnished by its investment adviser, administrator, custodian or transfer agent, acting in their capacity as such.

    (l) All of the issued and outstanding shares of each of the Overland Funds have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

    (m) It shall not sell or otherwise dispose of any shares of the Stagecoach Funds to be received in the transactions contemplated herein, except in distribution to its shareholders as contemplated herein.

    (n) It shall operate its business in the ordinary course between the date hereof and the Effective Time of the Consolidation, except that Overland's officers may take all appropriate action necessary in order for Stagecoach to receive the opinion provided for in Subsection 9(g). It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable.

    (o) Any reporting responsibility of an Overland Fund is and shall remain the responsibility of the Overland Fund for all periods before and including the Effective Time of the Consolidation and such later date on which the Overland Fund is terminated.

    (p) There are no material contracts outstanding with respect to the Overland Funds that have not been disclosed in Overland's current registration statement and which under applicable law are required to be stated therein.

    (q) Each Overland Fund shall provide a list of all portfolio securities held by it to Stagecoach at least fifteen days before the Effective Time of the Consolidation and shall immediately notify Stagecoach's investment adviser of any portfolio security thereafter acquired or sold by the Overland Fund. Upon notice by Stagecoach, each Overland Fund shall immediately sell any portfolio security that Stagecoach identifies as impermissible under the investment policies, objectives and limitations of the corresponding Stagecoach Fund.

  5. Certain Representations, Warranties and Agreements of
Stagecoach. Stagecoach, on behalf of itself and, where appropriate the Stagecoach Funds, represents and warrants to, and agrees with, Overland as follows, such representations, warranties and agreements being made on behalf of each Stagecoach Fund on a several (and not joint, or joint and several) basis:

    (a) It is a Maryland corporation duly created pursuant to its Amended and Restated Articles of Incorporation for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of the State of Maryland. It is registered as an open-end management investment company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect.

    (b) It has the power to own all of its properties and assets and, subject to the approvals of shareholders referred to in Section 6, to carry out and consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and, except as stated in Section 4(j), below, to consummate the transactions contemplated by this Agreement.

    (c) This Agreement has been duly authorized, executed and delivered by it, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Agreement does not, and the consummation of the transactions contemplated by this Agreement will not, violate Stagecoach's Amended and Restated Articles of Incorporation or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

    (d) It intends to qualify as a regulated investment company under Part I of Subchapter M of the Code, and with respect to each Stagecoach Fund that has conducted operations prior to the Effective Time of the Consolidation, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company for its current taxable year.

    (e) The audited financial statements for its fiscal year ended March 31, 1997, copies of which have been previously furnished to Overland, present fairly the financial position of the Stagecoach Funds as of such date and the results of their operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (f) It has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements.

    (g) There are no material contracts outstanding with respect to the Stagecoach Funds that have not been disclosed in Stagecoach's current registration statement and which under applicable law are required to be disclosed therein.

    (h) At the Effective Time of the Consolidation, all federal and other tax returns and reports of each Stagecoach Fund required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provisions shall have been made for the payment thereof and, to the best knowledge of each Stagecoach Fund, no such return or report shall be currently under audit and no assessment shall have been asserted with respect to such returns or reports.

    (i) There are no material legal, administrative or other proceedings pending or, to its knowledge threatened, against it or the Stagecoach Funds which could result in liability on the part of Stagecoach or the Stagecoach Funds and Stagecoach knows of no facts that might form the basis of a legal, administrative or other proceeding which, if adversely determined, would materially and adversely affect any Stagecoach Fund's financial condition or the conduct of its business and Stagecoach is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein.

    (j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Stagecoach of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts, or state securities laws, all of which shall have been received prior to the Effective Time of the Consolidation, except for such consents, approvals, authorizations or orders as may be required subsequent to the Effective Time of the Consolidation.

    (k) The N-14 Registration Statement and the Consolidation Proxy Materials, from their effective and clearance dates with the SEC, through the time of the shareholders meeting referred to in Section 6 and at the Effective Time of the Consolidation, insofar as they relate to Stagecoach
  (i) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading; provided, that the representations and warranties in this subsection shall not apply to statements in or omissions from the N-14 Registration Statement or the Consolidation Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Overland for use therein as provided in Section 7. For those purposes, information shall be considered to have been provided "on behalf" of Overland if furnished by its investment adviser, administrator, custodian or transfer agent, acting in their capacity as such.

    (l) The shares of the Stagecoach Funds to be issued and delivered to the Overland Funds for the account of the shareholders of the Overland Funds, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Consolidation and, when so issued and delivered, shall be duly and validly issued, fully paid and non-assessable, and no shareholder of Stagecoach shall have any preemptive right of subscription or purchase in respect thereto.

    (m) All of the issued and outstanding shares of each of the Stagecoach Funds have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

    (n) It shall operate its business in the ordinary course between the date hereof and the Effective Time of the Consolidation. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable.

  6. Shareholder Action. As soon as practicable after the effective date of the N-14 Registration Statement and SEC clearance of the proxy solicitation materials referred to in Section 7, but in any event prior to the Effective Time of the Consolidation and as a condition thereto, the Board of Directors of Overland shall call, and Overland shall hold, a meeting of the shareholders of all of its series for the purpose of considering and voting upon:

    (a) approval of this Agreement and the transactions contemplated hereby;
  and

    (b) such other matters as may be determined by the Board of Directors of Overland and the Board of Directors of Stagecoach.

  7. Regulatory Filings. Stagecoach shall file a post-effective amendment (the "N-1A Post-Effective Amendment") to its registration statement on Form N-1A (File Nos. 33-42927; 811-6419) with the SEC, and the appropriate state securities commissions, as promptly as practicable so that all Stagecoach Funds and their shares are registered under the 1933 Act, the 1940 Act and applicable state securities laws. In addition, Stagecoach shall file an N-14 Registration Statement, which shall include the Consolidation Proxy Materials of Overland, with the SEC, and with the appropriate state securities commissions, relating to the matters described in Section 6 as promptly as practicable. Stagecoach and Overland have cooperated and shall continue to cooperate with each other, and have furnished and shall continue to furnish each other with the information relating to itself that is required by the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts and state securities laws, to be included in the N-1A Post-Effective Amendment, the N-14 Registration Statement and the Consolidation Proxy Materials.

  8. Effective Time of the Consolidation. Delivery of the Fund Assets and the shares of the Stagecoach Funds to be issued pursuant to Section 1 and the liquidation of the Overland Funds pursuant to Section 2 shall occur on the day following the Valuation Time, whether or not such day is a business day, or on such other date, and at such place and time and date, as may be agreed to by each of the parties. The date and time at which such actions are taken, or deemed to be taken, are referred to herein as the "Effective Time of the Consolidation." To the extent any Fund Assets are, for any reason, not transferred at the Effective Time of the Consolidation, Overland shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

  9. Stagecoach Conditions. The obligations of Stagecoach hereunder shall be subject to the following conditions precedent:

    (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of Overland and by the shareholders of the Overland Funds in the manner required by law and this Agreement.

    (b) Overland shall have delivered to Stagecoach a statement of assets and liabilities of each Overland Fund, together with a list of the portfolio securities of the Overland Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Time, certified by the Treasurer or Assistant Treasurer of Overland as having been prepared in accordance with generally accepted accounting principles consistently applied.

    (c) Overland shall have duly executed and delivered to Stagecoach such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as Stagecoach may deem necessary or desirable to transfer all of each Overland Fund's right, title and interest in and to the Stagecoach Fund Assets. Such Fund Assets shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

    (d) All representations and warranties of Overland made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Consolidation.

    (e) Overland shall have delivered to Stagecoach a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Stagecoach and dated as of the Effective Time of the Consolidation, to the effect that the representations and warranties of the Overland Funds made in this Agreement are true and correct at and as of the Effective Time of the Consolidation, except as they may be affected by the transactions contemplated by this Agreement.

    (f) Stagecoach shall have received an opinion of Morrison & Foerster LLP, counsel to Overland, in a form reasonably satisfactory to Stagecoach and dated the Effective Time of the Consolidation, substantially to the effect that (i) Overland is a Maryland corporation duly established and validly existing under the laws of the State of Maryland; (ii) this Agreement and the Transfer Documents have been duly authorized, executed and delivered by Overland and represent legal, valid and binding contracts, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Amended and Restated Articles of Incorporation or By-Laws of Overland or any material contract known to such counsel to which Overland is a party or by which it is bound; (iv) the only Overland shareholder approvals required with respect to the consummation of the transactions contemplated by this Agreement are the approval of a majority of the shareholders of each Overland Fund voting separately on a portfolio-by-portfolio basis; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Overland of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required under the state securities laws or such as may be required subsequent to the Effective Time of the Consolidation. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Stagecoach.

    (g) Stagecoach shall have received an opinion of Morrison & Foerster LLP addressed to Stagecoach and Overland in a form reasonably satisfactory to them, and dated the Effective Time of the Consolidation, substantially to the effect that: on the basis of facts, representations, and assumptions set forth in such opinion: (i) the transfer by each Overland Fund of all of its Fund Assets to (and the assumption of its liabilities) by the corresponding Stagecoach Fund solely in exchange for shares of the corresponding Stagecoach Fund and the distribution of such shares to the shareholders of the Overland Fund will constitute a "reorganization," within the meaning of Section 368(a) of the Code, and the Overland Fund and the corresponding Stagecoach Fund will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by each Overland Fund upon the transfer of its Fund Assets to (and the assumption of its liabilities by) the corresponding Stagecoach Fund solely in exchange for the shares of the corresponding Stagecoach Fund; (iii) no gain or loss will be recognized by each Stagecoach Fund upon its receipt of the Fund Assets from (and the assumption of the liabilities of) the corresponding Overland Fund solely in exchange for the shares of the Stagecoach Fund; (iv) the basis of the Fund Assets received by each Stagecoach Fund pursuant to the Consolidation will be the same as the basis of those assets in the hands of the corresponding Overland Fund immediately prior to the Consolidation; (v) the holding period of each Overland Fund's Fund Assets in the hands of the corresponding Stagecoach Fund will include the period for which such assets have been held by the Overland Fund; (vi) no gain or loss will be recognized by each Overland Fund on the distribution to its shareholders of the shares of the corresponding Stagecoach Fund received by the Overland Fund in the Consolidation; (vii) no gain or loss will be recognized by the shareholders of each Overland Fund upon their receipt of the shares of the corresponding Stagecoach Fund in exchange for such shareholders' shares of the Overland Fund; (viii) the basis of the shares of the Stagecoach Fund received by the shareholders of the corresponding Overland Fund will be the same as the basis of the Overland Fund shares surrendered by such shareholders pursuant to the Consolidation; (ix) the holding period for the shares of the Stagecoach Fund received by the shareholders of the corresponding Overland Fund will include the period during which such shareholders held the Overland Fund shares surrendered therefor, provided that such Overland Fund shares are held as a capital asset in the hands of the Overland Fund shareholders on the date of the exchange; (x) each Stagecoach Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Overland Fund as of the Effective Time of the Reorganization, subject to the conditions and limitations specified in the Code. In rendering such opinion, Morrison & Foerster LLP may require and, to the extent they deem necessary and appropriate, may rely upon representations made in certificates of the Stagecoach Funds and Overland Funds, their affiliates and principal shareholders.

    (h) The Fund Assets to be transferred to a Stagecoach Fund under this Agreement shall include no assets which such Stagecoach Fund may not properly acquire pursuant to its investment limitations or objectives or may not otherwise lawfully acquire.

    (i) The N-1A Post-Effective Amendment and the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Stagecoach, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

    (j) Stagecoach shall have received (i) a memorandum addressed to Stagecoach and Overland, in a form reasonably satisfactory to them, prepared by Stephens or another person approved by the parties concerning the registration of shares to be issued by Stagecoach pursuant to this Agreement under applicable state securities laws or the exemption from registration under such laws, and (ii) assurance reasonably satisfactory to it that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

    (k) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

    (l) The SEC shall not have issued any unfavorable advisory report under
  Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

    (m) Prior to the Valuation Time, each Overland Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any, for the taxable periods or years ending on or before December 31, 1996 and for the taxable periods or years ending on or before the Effective Time of the Consolidation (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ending on or before December 31, 1996, and in the taxable periods or years ending on or before the Effective Time of Consolidation.

    (n) Overland shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Consolidation.

    (o) Stagecoach shall have been furnished at the Effective Time of the Consolidation with a certificate signed by an appropriate officer of Stephens dated as of such date as to the following matters:

      (i) All statistical and research data, clerical, accounting and bookkeeping records, periodic reports to the SEC and any state securities agencies, tax returns and other tax filings, shareholder lists and other material shareholder data, complaint files and all other information, books, records and documents maintained by Stephens (or any affiliate of Stephens) and belonging to the Overland Funds, including those required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, have been delivered to Stagecoach.

      (ii) All agreements, and all written or unwritten arrangements and understandings, between Stephens (or any affiliate of Stephens) and any of the Overland Funds have terminated before or at the Effective Time of the Consolidation and Stephens (and its affiliates) have no claim for any further compensation or payment of any kind under such agreements, arrangements, or understandings.

    (p) Stagecoach shall have received a letter from KPMG Peat Marwick LLP addressed to Stagecoach and Overland in form reasonably satisfactory to them, and dated the Effective Time of the Consolidation, to the effect that, on the basis of limited procedures agreed to by Stagecoach and Overland and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the Overland Funds appearing in the N-14 Registration Statement and the Consolidation Proxy Materials that is expressed in dollars or percentages of dollars (with the exception of performance comparisons) has been obtained from the accounting records of the Overland Funds or from schedules prepared by officers of Overland having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

    (q) Stagecoach shall have received a letter from KPMG Peat Marwick LLP addressed to Stagecoach and Overland in form reasonably satisfactory to them, and dated the Effective Time of the Consolidation, to the effect that on the basis of limited procedures agreed to by Stagecoach and Overland and described in such letter (but not an examination in accordance with generally accepted auditing standards): (i) nothing came to their attention that caused them to believe that the unaudited pro forma financial statements included in the N-14 Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of rule 11-02 Regulation S-X or that the pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts, (ii) the data used in the calculation of the current and pro forma expense ratios of the Stagecoach Funds appearing in the N-14 Registration Statement and Consolidation Proxy Materials agree with underlying accounting records of the Stagecoach Fund or to written estimates provided by officers of Stagecoach having responsibility for financial and reporting matters and were found to be mathematically correct, and (iii) the calculation of the net value of the Fund Assets and the net asset value of the Stagecoach Fund shares, in each case as of the Valuation Time, was determined in accordance with the pricing policies and procedures of Stagecoach as described in its then current prospectuses.
  10. Overland Conditions. The obligations of Overland hereunder shall be subject to the following conditions precedent:

    (a) This Agreement shall have been adopted and the transactions contemplated by this Agreement (which shall not be deemed, for these purposes, to include the matter described in Section 6(a)) shall have been approved by the Board of Directors of Stagecoach and by a majority of the shareholders of the Overland Funds voting in the aggregate and of each Overland Fund voting separately on a portfolio-by-portfolio basis.

    (b) All representations and warranties of Stagecoach made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Consolidation.

    (c) Stagecoach shall have delivered to Overland a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Overland and dated as of the Effective Time of the Consolidation, to the effect that the representations and warranties of the Stagecoach Funds made in this Agreement are true and correct at and as of the Effective Time of the Consolidation, except as they may be affected by the transactions contemplated by this Agreement and that, to its best knowledge, the Fund Assets to be transferred to a Stagecoach Fund under this Agreement as set forth in Subsection 9(b) include only assets which such Stagecoach Fund may properly acquire under its investment policies, limitations and objectives and may otherwise be lawfully acquired by such Stagecoach Fund.

    (d) Overland shall have received an opinion of Morrison & Foerster LLP in form reasonably satisfactory to Overland and dated the Effective Time of the Consolidation, substantially to the effect that (i) Stagecoach is a Maryland corporation duly established and validly existing under the laws of the State of Maryland; (ii) the shares of the Stagecoach Funds to be delivered to the Overland Funds as provided for by this Agreement are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Stagecoach; (iii) this Agreement has been duly authorized, executed and delivered by

  Stagecoach, and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding whether at law or in equity; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Amended and Restated Articles of Incorporation or By-Laws of Stagecoach or any material contract known to such counsel to which Stagecoach is a party or by which it is bound; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Stagecoach of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required by state securities laws or such as may be required subsequent to the Effective Time of the Consolidation. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Overland.

    (e) Overland shall have received an opinion of Morrison & Foerster LLP addressed to Stagecoach and Overland in a form reasonably satisfactory to them, and dated the Effective Time of Consolidation, with respect to the matters specified in Subsections 9(g) and (h).

    (f) Overland shall have received (i) a memorandum addressed to Stagecoach and Overland, in a form reasonably satisfactory to them, prepared by Stephens or another person approved by the parties concerning the registration of shares to be issued by Stagecoach pursuant to this Agreement under applicable state securities laws or the exemption from registration under such laws, and (ii) assurance reasonably satisfactory to it that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

    (g) The N-1A Post-Effective Amendment and the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of Stagecoach, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

    (h) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

    (i) The SEC shall not have issued any unfavorable advisory report under
  Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

    (j) Stagecoach shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Consolidation.

    (k) Overland shall have received from Stagecoach a duly executed instrument whereby each Stagecoach Fund assumes all of the Liabilities of its corresponding Overland Fund.

    (l) All agreements, and all written or unwritten arrangements and understandings, between Stephens (or any affiliate of Stephens) and any of the Overland Funds shall have terminated before or at the Effective Time of the Consolidation.

    (m) Overland shall have received a letter from KPMG Peat Marwick LLP addressed to Overland and Stagecoach in form reasonably satisfactory to it, and dated the Effective Time of the Consolidation, to the effect that, on the basis of limited procedures agreed to by Stagecoach and Overland and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the Overland Funds appearing in the N-14 Registration Statement and the Consolidation Proxy Materials that is expressed in dollars or percentages of dollars (with the exception of performance comparisons) has been obtained from the accounting records of the Overland Funds or from schedules prepared by officers of Overland having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

    (n) Overland shall have received a letter from KPMG Peat Marwick LLP addressed to Stagecoach and Overland in form reasonably satisfactory to them, and dated the Effective Time of the Consolidation, to the effect that on the basis of limited procedures as agreed to by Stagecoach and Overland and described in such letter (but not an examination in accordance with generally accepted auditing standards) (i) nothing came to their attention that caused them to believe that the unaudited pro forma financial statements included in the N-14 Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of rule 11-02 Regulation S-X or that the pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts, (ii) the data used in the calculation of the current and pro forma expense ratios of the Stagecoach Funds appearing in the N-14 Registration Statement and Consolidation Proxy Materials agree with underlying accounting records of the Stagecoach Fund or to written estimates provided by officers of Stagecoach having responsibility for financial and reporting matters and were found to be mathematically correct, and (iii) the calculation of the net value of the Fund Assets and the net asset value of the Stagecoach Fund shares, in each case as of the Valuation Time, was determined in accordance with the pricing policies and procedures of Stagecoach as described in its then current prospectuses.

  11. Further Assurances. Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement, including without limitation, delivering and/or causing to be delivered to the other party hereto each of the items required under this Agreement as a condition to such party's obligations hereunder. In addition, Overland shall deliver or cause to be delivered to Stagecoach, each account, book, record or other document of the Overland Funds required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of whose possession they are in).

  12. Survival of Representations and Warranties. The representations and warranties of the parties set forth in this Agreement shall survive the delivery of the Fund Assets to the Stagecoach Funds and the issuance of the shares of the Stagecoach Funds at the Effective Time of the Consolidation.

  13. Termination of Agreement. This Agreement may be terminated by a party at or, in the case of Subsection 13(c), below, at any time prior to, the Effective Time of the Consolidation by a vote of a majority of its Board of Directors as provided below:

    (a) By Stagecoach if the conditions set forth in Section 9 are not satisfied as specified in said Section;

    (b) By Overland if the conditions set forth in Section 10 are not satisfied as specified in said Section; and

    (c) By mutual consent of both parties.

  14. Amendment and Waiver. At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Overland (a) the parties hereto may, by written agreement authorized by their respective Boards of Directors and with or without the further approval of their shareholders, amend any of the provisions of this Agreement, and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Directors of the waiving party with or without the approval of such party's shareholders). Without limiting the foregoing, in the event shareholder approval of the matters specified in Section 6 is obtained with respect to certain Overland Funds but not with respect to the other Overland Funds, with the result that the transactions contemplated by this Agreement may be consummated with respect to some but not all the Overland Funds, the Board of Directors of Stagecoach and the Board of Directors of Overland may, in the exercise of their reasonable business judgment, either abandon this Agreement with respect to all of the Overland Funds or direct that the Consolidation and other transactions described herein be consummated to the degree the Boards deem advisable.

  15. Governing Law. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Maryland.

  16. Successors and Assigns. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the consent of the other party.

  17. Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto, other than the successors and permitted assigns of the parties.

  18. Brokerage Fees and Expenses. Stagecoach and Overland each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

  19. Notices. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telefacsimile to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to an internationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telefax number stated below or to such other address or telefax number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

    If to Stagecoach:

    Stagecoach Funds, Inc.
    Corporate Secretary
    c/o Stephens Inc.
    111 Center Street
    Little Rock, Arkansas 72201

    With copies to:

    Robert M. Kurucza, Esq.
    Marco E. Adelfio, Esq.
    Morrison & Foerster LLP
    2000 Pennsylvania Avenue, N.W.
    Suite 5500
    Washington, D.C. 20006
    Telefax Number: (202) 887-0763

    If to Overland:

    Overland Express Funds, Inc.
    Corporate Secretary
    c/o Stephens Inc.
    111 Center Street
    Little Rock, Arkansas 72201

    With copies to:

    Robert M. Kurucza, Esq.
    Marco E. Adelfio, Esq.
    Morrison & Foerster LLP
    2000 Pennsylvania Avenue, N.W.
    Suite 5500
    Washington, D.C. 20006
    Telefax Number: (202) 887-0763

  20. Expenses. Each party shall be responsible for the payment of all expenses incurred by such party in connection with this Agreement and the transactions contemplated hereby.

  21. Announcements. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

  22. Entire Agreement. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

  23. Counterparts. This Agreement may be executed in any number of counterparts, each of which when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

  IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.

                                          OVERLAND EXPRESS FUNDS, INC.


ATTEST:
/s/ Richard H. Blank Jr.                  By: /s/ R. Greg Feltus
-------------------------------------         ---------------------------------
Richard H. Blank Jr.                          R. Greg Feltus
Chief Operating Officer,                      President
Secretary and Treasurer


                                          STAGECOACH FUNDS, INC.

ATTEST:
/s/ Richard H. Blank Jr.                  By: /s/ R. Greg Feltus
-------------------------------------         ---------------------------------
Richard H. Blank Jr.                          R. Greg Feltus
Chief Operating Officer,                      President
Secretary and Treasurer


                                  APPENDIX II

                     INVESTMENT OBJECTIVES AND SIGNIFICANT
               INVESTMENT POLICIES OF THE OVERLAND PORTFOLIOS AND
                       THE CORRESPONDING STAGECOACH FUNDS

  This Appendix sets forth the investment objectives, and highlights significant investment policies, of the nine Overland Portfolios that are being consolidated into the corresponding existing Stagecoach Funds. The investment objective for each Portfolio and Fund is stated in italics. The five new Stagecoach Funds that are being created in connection with the Consolidation will have investment objectives and policies that are substantially identical to those of their corresponding Overland Portfolios (the Index Allocation, Overland Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income and Variable Rate Government Funds) and are therefore not discussed in this Appendix. References to the "Funds" in the Comments sections of this Appendix refer to the Portfolio and/or the corresponding Fund.

  The information here summarizes only some of the investment policies and limitations of each Portfolio and Fund. Under certain circumstances, the investment policies and limitations of each Fund and Portfolio may be changed by the Board of Directors. Additional information about the investment objectives and policies of the Overland Portfolios and their corresponding Stagecoach Funds is included in their most recent prospectuses and statements of additional information. The prospectus for your Stagecoach Fund is included in the materials provided to you. You may obtain the prospectus and statement of additional information for each Overland Portfolio and Stagecoach Fund by calling 1-800-572-7797.

                             I. MONEY MARKET FUNDS

A. OVERLAND MONEY MARKET FUND AND STAGECOACH PRIME MONEY MARKET MUTUAL FUND

 Investment Objectives

       OVERLAND EXPRESS FUNDS, INC.                   STAGECOACH FUNDS, INC.
       ----------------------------                   ----------------------
The Money Market Fund seeks to provide      The Prime Money Market Mutual Fund seeks to
investors with a high level of current      provide investors with maximized current
income, while preserving capital and        income to the extent consistent with
liquidity, by investing in high-quality,    preservation of capital and and maintenance
short-term securities.                      of liquidity.

  Comments. The Funds pursue their objectives by investing in high quality short-term money market instruments and U.S. dollar denominated securities with remaining maturities not exceeding 397 days (13 months), determined in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). The dollar-weighted average maturity of each Fund's investments is 90 days or less. The Funds seek to maintain a constant net asset value of $1.00 per share.

  The Funds may not borrow money or issue senior securities, except that the Funds may borrow from banks (or with regard to the Stagecoach Fund, enter into reverse repurchase agreements) under certain circumstances. The Overland Money Market Fund may borrow up to 10% of the current value of its net assets, whereas the Stagecoach Prime Money Market Mutual Fund may borrow up to 20% of the current value of its net assets.

B. OVERLAND U.S. TREASURY MONEY MARKET FUND AND STAGECOACH TREASURY MONEY MARKET MUTUAL FUND

 Investment Objectives

       OVERLAND EXPRESS FUNDS, INC.                   STAGECOACH FUNDS, INC.
       ----------------------------                   ----------------------
The U.S. Treasury Money Market Fund seeks   The Treasury Money Market Mutual Fund seeks
to provide investors with a high level of   to provide investors with current income
current income, while preserving capital    and stability of principal.
and liquidity, by investing in short-term
U.S. Treasury bonds, notes and bills.

  Comments. The Funds invest exclusively in obligations issued or guaranteed by the U.S. Treasury, such as U.S. Treasury bonds, notes and bills ("U.S. Treasury obligations"), and in certificates of indebtedness and other instruments, including repurchase agreements, fully collateralized by U.S. Treasury obligations. The dollar-weighted average maturity of each Fund's investments is 90 days or less. The Funds seek to maintain a constant net asset value of $1.00 per share.

  The Funds may not borrow money or issue senior securities, except that the Funds may borrow from banks (or with regard to the Stagecoach Fund, enter into reverse repurchase agreements) under certain circumstances. The Overland U.S. Treasury Money Market Fund may borrow up to 10% of the current value of its net assets, whereas the Stagecoach Treasury Money Market Mutual Fund may borrow up to 20% of the current value of its net assets.

C. OVERLAND CALIFORNIA TAX-FREE MONEY MARKET FUND AND STAGECOACH CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

 Investment Objectives

       OVERLAND EXPRESS FUNDS, INC.                    STAGECOACH FUNDS, INC.
       ----------------------------                    ----------------------
The California Tax-Free Money Market Fund    The California Tax-Free Money Market Mutual
seeks to provide investors with a high       Fund seeks to obtain a high level of income
level of current income exempt from federal  exempt from federal income tax and
income taxes, a portion of which is also     California personal income tax, while
exempt from California personal income       preserving capital and liquidity, by
taxes, while preserving capital and          investing in high-quality, short-term U.S.
liquidity, by investing in high-quality      dollar denominated money market
instruments, principally municipal           instruments, primarily municipal
securities.                                  obligations.

  Comments. In pursuing its investment objective, each Fund invests in securities with remaining maturities not exceeding 397 days (13 months), determined in accordance with Rule 2a-7 under the 1940 Act. The dollar-weighted average maturity of each Fund's investments is 90 days or less. The Funds seek to maintain a constant net asset value of $1.00 per share. As used in their statements of investment objectives, the terms "municipal securities' and "municipal obligations' are synonymous. The Funds invest primarily in municipal securities issued by or on behalf of the State of California, its cities, municipalities and other public authorities and also may invest in obligations issued by other jurisdictions (such as the U.S. Virgin Islands, Guam and Puerto
Rico), that pay interest that is exempt from federal income taxes and California personal income taxes. Under normal market conditions, at least 65% of each Fund's total assets will consist of securities, the interest on which is exempt from both federal income taxes and California personal income taxes. At the close of each quarter of the Overland Portfolio's taxable year at least 50% of its total assets will consist of such securities as a matter of fundamental policy. Each Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from both federal income tax and the federal alternative minimum tax ("AMT"), or in other open-end tax-free money market funds with a similar fundamental policy.

  Each Fund may invest a substantial portion of its assets in California municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. Because the Funds may concentrate in securities issued by California, its agencies and municipalities, events in California are more likely to affect their investments.

  Each Fund may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves, high-quality taxable money market instruments and high-quality municipal obligations, including cash reserves, U.S. Government obligations, obligations of domestic banks, commercial paper, and repurchase agreements, the income from which may or may not be exempt from federal income taxes. Some portion of the income received by Fund shareholders may be subject to federal income taxes and California personal income taxes. Each Fund is a non-diversified portfolio, which means that its assets may be invested in fewer issuers than a diversified portfolio and therefore the value of its assets may be subject to greater impact by events affecting one of its investments.

D. OVERLAND NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND AND STAGECOACH NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

 Investment Objectives

       OVERLAND EXPRESS FUNDS, INC.                    STAGECOACH FUNDS, INC.
       ----------------------------                    ----------------------
The National Tax-Free Institutional Money    The National Tax-Free Money Market Mutual
Market Fund seeks to provide investors with  Fund seeks to provide investors with a high
a high level of income exempt from federal   level of income exempt from federal income
income tax, while preserving capital and     tax, while preserving capital and
liquidity.                                   liquidity.

  Comments. The Funds are both feeder funds in the Tax-Free Money Market Master Portfolio of Master Investment Trust, and have identical investment objectives and policies. The dollar-weighted average maturity of each Fund's investments is 90 days or less. The Funds seek to maintain a constant net asset value of $1.00 per share. The Funds seek to achieve their objective by investing all of their assets in the Tax-Free Money Market Master Portfolio, which has the same investment objective as the Funds. The Master Portfolio invests in high-quality, U.S. dollar denominated money market instruments, primarily, municipal obligations, with remaining maturities not exceeding 13 months. After the proposed Consolidation, the Stagecoach Fund will withdraw its investment in the Master Portfolio and instead will invest directly in a portfolio of securities. The Stagecoach Fund will retain Wells Fargo Bank, the investment adviser to the Master Portfolio, to manage its assets directly, in substantially the same manner as Wells Fargo Bank currently manages the Master Portfolio's assets and for the same advisory fee level.

                             II. FIXED INCOME FUNDS

A. OVERLAND U.S. GOVERNMENT INCOME FUND AND STAGECOACH GINNIE MAE FUND

 Investment Objectives

       OVERLAND EXPRESS FUNDS, INC.                    STAGECOACH FUNDS, INC.
       ----------------------------                    ----------------------
The U.S. Government Income Fund primarily    The Ginnie Mae Fund seeks to provide
seeks to provide investors with current      investors with a long-term total rate of
income, while preserving capital, by         return through preserving capital and
investing in a portfolio consisting of       earning high interest income by investing
securities issued or guaranteed by the U.S.  principally in a portfolio of U.S.
Government, its agencies and                 Government mortgage pass-through
instrumentalities ("U.S. Government          securities, consisting primarily of
Obligations").                               securities issued by the Government
                                             National Mortgage Association ("GNMA"),
                                             Federal National Mortgage Association
                                             ("FNMA") and Federal Home Loan Mortgage
                                             Corporation ("FHLMC").

  Comments. The Overland Portfolio invests at least 65% of its assets in U.S. Government Obligations, which may include government-backed mortgage pass-through securities ("Pass-Through Securities"). The Stagecoach Fund currently invests at least 65% of its assets in GNMA securities. If the Consolidation is approved, the Ginnie Mae Fund will change its investment policies so that it will no longer be required to invest 65% of its assets in GNMA securities. Instead, the Ginnie Mae Fund will invest at least 65% of its assets in Pass-Through Securities, including GNMA securities.

  Each Fund may invest to the same extent in repurchase agreements, fixed time deposits, when-issued securities, and highly-rated money market instruments or unrated instruments of comparable quality for temporary purposes. Each Fund may engage in securities lending.

  The Ginnie Mae Fund may borrow up to 20%, whereas the U.S. Government Income Fund may borrow only up to 10%, of the current value of its net assets for temporary purposes in order to meet redemptions. As a matter of non-fundamental policy, the U.S. Government Income Fund may enter into interest rate futures contracts and may write call options and purchase call and put options on interest rate futures contracts, provided that those transactions are "covered" by segregated liquid assets, and may invest in warrants, whereas the Ginnie Mae Fund currently does not use these investment strategies.

                     III. TAX-FREE AND TAX-ADVANTAGED FUNDS

A. OVERLAND AND STAGECOACH CALIFORNIA TAX-FREE BOND FUNDS

 Investment Objectives

       OVERLAND EXPRESS FUNDS, INC.                    STAGECOACH FUNDS, INC.
       ----------------------------                    ----------------------
The California Tax-Free Bond Fund seeks to   The California Tax-Free Bond Fund seeks to
provide investors with a high level of       provide investors with a high level of
income exempt from federal income taxes and  income exempt from federal income taxes and
from California personal income taxes,       California personal income taxes, while
while preserving capital, by investing in    preserving capital, by investing in medium-
medium- to long-term, investment-grade       to long-term, investment grade municipal
municipal securities.                        securities.

  Comments. Under normal market conditions, the Funds invest at least 80% of their net assets in municipal securities, the interest on which is exempt from both federal income taxes and the federal alternative minimum tax ("AMT"), and they invest at least 65% of their net assets in municipal obligations exempt from California personal income tax. Under normal market conditions, each Fund invests substantially all of its assets in securities issued by the State of California and its cities, municipalities and other public authorities and also may invest in obligations issued by other jurisdictions (such as the U.S. Virgin Islands, Guam and Puerto Rico), that pay interest that is exempt from California personal income tax.

  Municipal obligations acquired by both of the Funds must be rated in one of the three highest investment-grade categories (or in the fourth highest category when acceptable obligations with higher ratings are unavailable) at the time of purchase, or unrated but determined to be of comparable quality by Wells Fargo Bank. Each Fund may invest a substantial portion of its assets in California municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. Because the Funds may concentrate in securities issued by California, its agencies and municipalities, events in California are likely to affect their investments.

  Each Fund may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves or in taxable securities in which the Fund may invest, or in instruments the interest on which is exempt from federal income taxes, but is not exempt from California personal income taxes. Each Fund may make loans of its portfolio securities.

B. OVERLAND MUNICIPAL INCOME FUND AND STAGECOACH NATIONAL TAX-FREE FUND

 Investment Objectives

       OVERLAND EXPRESS FUNDS, INC.                   STAGECOACH FUNDS, INC.
       ----------------------------                   ----------------------
The Municipal Income Fund seeks to provide  The National Tax-Free Fund seeks to provide
investors with a high level of income,      investors with income exempt from federal
consistent with the preservation of         income tax.
capital, by investing primarily in a
diversified portfolio of high quality,
medium-to long-term municipal securities
issued by or on behalf of states,
territories and possessions or
commonwealths and of the United States and
District of Columbia or their political
sub-divisions, authorities, agencies and
instrumentalities, the income of which is
exempt from federal income tax, but may be
subject to the AMT.

  Comments. Under normal market conditions, the Funds invest at least 80% of their assets in securities the interest on which is exempt from federal income tax. Although the Municipal Income Fund and National Tax-Free Fund each invests a significant portion of its assets in securities that pay interest that is exempt from federal income taxes, the Municipal Income Fund generally invests at least 80% of its assets in securities that may be subject to the AMT, and the National Tax-Free Fund generally invests no more than 20% of its assets in such securities. These securities include private activity bonds (such as mortgage revenue bonds and pollution control bonds).

  Neither Fund has any restrictions as to the minimum or maximum maturity of any individual security held by it or as to the weighted average maturity of its portfolio.

  Each Fund may from time to time invest a portion of its assets on a temporary basis in short-term taxable money market instruments, in securities issued by other investment companies that invest in taxable or tax-exempt money market instruments and in U.S. Government obligations. In addition, each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the investment adviser, suitable tax-exempt obligations are unavailable.

  Shareholder approval is required to change the investment objective of the Municipal Income Fund, but not that of the National Tax-Free Fund.

                                IV. EQUITY FUNDS

A. OVERLAND SMALL CAP STRATEGY FUND AND STAGECOACH SMALL CAP FUND

 Investment Objectives

       OVERLAND EXPRESS FUNDS, INC.                   STAGECOACH FUNDS, INC.
       ----------------------------                   ----------------------
The Small Cap Strategy Fund seeks above-    The Small Cap Fund seeks above-average
average long-term capital appreciation in   long-term capital appreciation in order to
order to provide investors with a rate of   provide investors with a rate of total
total return exceeding that of the Russell  return exceeding that of the Russell 2000
2000 Index (before fees and expenses) over  Index (before fees and expenses) over a
a time horizon of three to five years.      time horizon of three to five years.

  Comments. The Funds are both feeder funds in the Small Cap Master Portfolio of Master Investment Trust, and have identical investment objectives and policies. The Funds seek to achieve their objectives by investing all of their assets in the Small Cap Master Portfolio, which has the same investment objective as the

Funds. The Master Portfolio invests in growth-oriented common stocks with market capitalizations between $50 million and $1 billion. After the proposed Consolidation, the Stagecoach Fund will withdraw its investment in the Master Portfolio and instead will invest directly in a portfolio of securities. The Stagecoach Fund will retain Wells Fargo Bank, the investment adviser to the Master Portfolio, to manage its assets directly, in substantially the same manner as Wells Fargo Bank currently manages the Master Portfolio's assets and for the same advisory fee level.

B. OVERLAND STRATEGIC GROWTH FUND AND STAGECOACH AGGRESSIVE GROWTH FUND

 Investment Objectives

       OVERLAND EXPRESS FUNDS, INC.                   STAGECOACH FUNDS, INC.
       ----------------------------                   ----------------------
The Strategic Growth Fund seeks to provide  The Aggressive Growth Fund seeks to provide
investors with an above-average level of    investors with an above-average level of
capital appreciation.                       capital appreciation.

  Comments. The Funds are feeder funds in the Capital Appreciation Master Portfolio of Master Investment Trust, and have identical investment objectives and policies. The Funds seek to achieve their investment objective by investing all of their assets in the Capital Appreciation Master Portfolio, which has the same investment objective as the Funds. The Master Portfolio invests in a broadly diversified portfolio of equity securities of companies expected to have better-than-average prospects for appreciation. After the proposed Consolidation, the Stagecoach Fund will withdraw its investment in the Master Portfolio and instead will invest directly in a portfolio of securities. The Stagecoach Fund will retain Wells Fargo Bank, the investment adviser to the Master Portfolio, to manage its assets directly, in substantially the same manner as Wells Fargo Bank currently manages the Master Portfolio's assets and for the same advisory fee level.

                                  APPENDIX III

                  EXPENSE SUMMARIES OF THE OVERLAND PORTFOLIOS
                     AND THE CORRESPONDING STAGECOACH FUNDS

  The following tables (a) compare the current fees and expenses for the Overland Portfolios and the corresponding existing Stagecoach Funds and (b) show the estimated fees and expenses for the corresponding Stagecoach Funds on a pro forma basis after giving effect to the Consolidation. The purpose of the tables is to assist shareholders in understanding the various costs and expenses that investors in the Funds will pay directly or indirectly. The Class A shares of the Overland Index Allocation, Municipal Income, Short-Term Government Corporate Income, Short-Term Municipal Income, Small Cap Strategy, Strategic Growth and Variable Rate Government Funds are subject to a either a 0.25% Rule 12b-1 fee or a 0.25% Administrative Servicing Fee. In no case will shareholders be assessed both 12b-1 and Administrative Servicing Fees and Total Fund Operating Expenses for such Class A shares will not be greater than the amounts shown in the following tables because of the combination of such fees. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios.

             OVERLAND CALIFORNIA TAX-FREE BOND FUND CLASS A SHARES

            STAGECOACH CALIFORNIA TAX-FREE BOND FUND CLASS A SHARES

                                                 OVERLAND  STAGECOACH
                                                CALIFORNIA CALIFORNIA
                                                 TAX-FREE   TAX-FREE
                                                   BOND       BOND    PRO FORMA
                                                ---------- ---------- ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)..........    4.50%      4.50%     4.50%
 Maximum Sales Charge on Reinvested Dividends..    None       None      None
 Maximum Sales Charge on Redemptions...........    None       None      None
 Redemption Fees...............................    None       None      None
 Exchange Fees.................................    None       None      None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees...............................    0.50%      0.50%     0.50%
 Rule 12b-1 Fees...............................    0.00%      0.05%     0.05%
 Other Expenses (after waivers or reimburse-
  ments)/1/....................................    0.24%      0.13%     0.19%
                                                   ----       ----      ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/2/..........    0.74%      0.68%     0.74%
                                                   ====       ====      ====

--------

1 Other Expenses (before waivers or reimbursements) would be 0.32% for the Overland Fund, 0.52% for the Stagecoach Fund and 0.53% for the Pro Forma Fund.

2 Total Fund Operating Expenses (before waivers or reimbursements) would be 0.82% for the Overland Fund, 1.07% for the Stagecoach Fund and 1.08% for the Pro Forma Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class A shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                  OVERLAND  STAGECOACH
                                                 CALIFORNIA CALIFORNIA
                                                  TAX-FREE   TAX-FREE
                                                    BOND       BOND    PRO FORMA
                                                 ---------- ---------- ---------
   1 year.......................................    $ 52       $ 52      $ 52
   3 years......................................      68         66        68
   5 years......................................      84         81        84
   10 years.....................................     133        126       133

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

             OVERLAND CALIFORNIA TAX-FREE BOND FUND CLASS D SHARES

            STAGECOACH CALIFORNIA TAX-FREE BOND FUND CLASS C SHARES

                                                         OVERLAND   STAGECOACH
                                                        CALIFORNIA  CALIFORNIA
                                                         TAX-FREE  TAX-FREE BOND
                                                           BOND      PRO FORMA
                                                        ---------- -------------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)..................    None        None
 Maximum Sales Charge on Reinvested Dividends..........    None        None
 Maximum Sales Charge on Redemptions
  Redemption during year 1.............................    1.00%       1.00%
  Redemption after year 1..............................    0.00%       0.00%
 Redemption Fees.......................................    None        None
 Exchange Fees.........................................    None        None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees.......................................    0.50%       0.50%
 Rule 12b-1 Fees.......................................    0.50%       0.50%/1/
 Other Expenses (after waivers or reimbursements)/2/...    0.46%       0.44%
                                                           ----        ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/3/..................    1.46%       1.44%
                                                           ====        ====

--------

1 If the Rule 12b-1 proposal is approved, the maximum Rule 12b-1 Fees payable by the Stagecoach Fund would be 0.75%.

2 Other Expenses (before waivers or reimbursements) would be 0.59% for the Overland Fund and 0.53% for the Stagecoach Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 1.59% for the Overland Fund. Total Fund Operating Expenses (before waivers or reimbursements) for the Stagecoach Fund would be 1.53% if the Rule 12b-1 proposal is not approved, and 1.78% if the proposal is approved.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in shares of a Fund, assuming a 5% gross annual return and at the end of each time period indicated:

                                      REDEMPTION             NO REDEMPTION
                               ------------------------ ------------------------
                                OVERLAND   STAGECOACH    OVERLAND   STAGECOACH
                               CALIFORNIA  CALIFORNIA   CALIFORNIA  CALIFORNIA
                                TAX-FREE  TAX-FREE BOND  TAX-FREE  TAX-FREE BOND
                                  BOND      PRO FORMA      BOND      PRO FORMA
                               ---------- ------------- ---------- -------------
   1 year.....................    $ 25        $ 25         $ 15        $ 15
   3 years....................      46          46           46          46
   5 years....................      80          79           80          79
   10 years...................     175         172          175         172

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                 OVERLAND CALIFORNIA TAX-FREE MONEY MARKET FUND

            STAGECOACH CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                           STAGECOACH
                                                 OVERLAND  CALIFORNIA
                                                CALIFORNIA  TAX-FREE
                                                 TAX-FREE    MONEY
                                                  MONEY      MARKET
                                                  MARKET     MUTUAL   PRO FORMA
                                                ---------- ---------- ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)..........    None       None      None
 Maximum Sales Charge on Reinvested Dividends..    None       None      None
 Maximum Sales Charge on Redemptions...........    None       None      None
 Redemption Fees...............................    None       None      None
 Exchange Fees.................................    None       None      None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees...............................    0.45%      0.50%     0.50%
 Rule 12b-1 Fees...............................    0.00%      0.03%     0.05%
 Other Expenses (after waivers or reimburse-
  ments)/1/....................................    0.18%      0.12%     0.10%
                                                   ----       ----      ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/2/..........    0.63%      0.65%     0.65%
                                                   ====       ====      ====

--------

1 Other Expenses would be 0.49% for the Stagecoach Fund and 0.47% for the Pro Forma Fund.

2 Total Fund Operating Expenses would be 1.02% for the Stagecoach Fund and the Pro Forma Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                            STAGECOACH
                                                  OVERLAND  CALIFORNIA
                                                 CALIFORNIA  TAX-FREE
                                                  TAX-FREE    MONEY
                                                   MONEY      MARKET
                                                   MARKET     MUTUAL   PRO FORMA
                                                 ---------- ---------- ---------
   1 year.......................................    $ 6        $ 7        $ 7
   3 years......................................     20         21         21
   5 years......................................     35         36         36
   10 years.....................................     79         81         81

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                    OVERLAND INDEX ALLOCATION CLASS A SHARES

                   STAGECOACH INDEX ALLOCATION CLASS A SHARES

                                                                      STAGECOACH
                                                            OVERLAND    INDEX
                                                             INDEX    ALLOCATION
                                                           ALLOCATION PRO FORMA
                                                           ---------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price).....................    4.50%      4.50%
 Maximum Sales Charge on Reinvested Dividends.............    None       None
 Maximum Sales Charge on Redemptions......................    None       None
 Redemption Fees..........................................    None       None
 Exchange Fees............................................    None       None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees..........................................    0.70%      0.70%
 Rule 12b-1 Fees..........................................    0.25%      0.25%
 Other Expenses (after waivers or reimbursements)/1/......    0.36%      0.36%
                                                              ----       ----
Total Fund Operating Expenses
 (after waivers or reimbursements)/2/.....................    1.31%      1.31%
                                                              ====       ====

--------

1 Other Expenses (before waivers or reimbursements) would be 0.49% for the Overland Fund and the Stagecoach Fund.

2 Total Fund Operating Expenses (before waivers or reimbursements) would be 1.44% for the Overland Fund and the Stagecoach Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class A shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                      STAGECOACH
                                                            OVERLAND    INDEX
                                                             INDEX    ALLOCATION
                                                           ALLOCATION PRO FORMA
                                                           ---------- ----------
   1 year.................................................    $ 58       $ 58
   3 years................................................      85         85
   5 years................................................     114        114
   10 years...............................................     196        196

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                    OVERLAND INDEX ALLOCATION CLASS D SHARES

                   STAGECOACH INDEX ALLOCATION CLASS C SHARES

                                                                      STAGECOACH
                                                            OVERLAND    INDEX
                                                             INDEX    ALLOCATION
                                                           ALLOCATION PRO FORMA
                                                           ---------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price).....................    None       None
 Maximum Sales Charge on Reinvested Dividends.............    None       None
 Maximum Sales Charge on Redemptions
  Redemption during year 1................................    1.00%      1.00%
  Redemption after year 1.................................    0.00%      0.00%
 Redemption Fees..........................................    None       None
 Exchange Fees............................................    None       None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees..........................................    0.70%      0.70%
 Rule 12b-1 Fees..........................................    0.75%      0.75%
 Other Expenses (after waivers or reimbursements)/1/......    0.60%      0.60%
                                                              ----       ----
Total Fund Operating Expenses
 (after waivers or reimbursements)/2/.....................    2.05%      2.05%
                                                              ====       ====

--------

1 Other Expenses (before waivers or reimbursements) would be 0.75% for the Overland Fund and 0.75% for the Stagecoach Fund.

2 Total Fund Operating Expenses (before waivers or reimbursements) would be 2.20% for the Overland Fund and 2.20% for the Stagecoach Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in shares of a Fund, assuming a 5% gross annual return and at the end of each time period indicated:

                                          REDEMPTION           NO REDEMPTION
                                     --------------------- ---------------------
                                                STAGECOACH            STAGECOACH
                                      OVERLAND    INDEX     OVERLAND    INDEX
                                       INDEX    ALLOCATION   INDEX    ALLOCATION
                                     ALLOCATION PRO FORMA  ALLOCATION PRO FORMA
                                     ---------- ---------- ---------- ----------
   1 year...........................    $ 31       $ 31       $ 21       $ 21
   3 years..........................      64         64         64         64
   5 years..........................     110        110        110        110
   10 years.........................     238        238        238        238

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                   OVERLAND MONEY MARKET FUND CLASS A SHARES

            STAGECOACH PRIME MONEY MARKET MUTUAL FUND CLASS A SHARES

                                               OVERLAND  STAGECOACH
                                                MONEY    PRIME MONEY
                                                MARKET  MARKET MUTUAL PRO FORMA
                                               -------- ------------- ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price).........   None       None        None
 Maximum Sales Charge on Reinvested Dividends.   None       None        None
 Maximum Sales Charge on Redemptions..........   None       None        None
 Redemption Fees..............................   None       None        None
 Exchange Fees................................   None       None        None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimburse-
  ments)/1/...................................   0.25%      0.12%       0.12%
 Rule 12b-1 Fees..............................   0.25%      0.05%       0.05%
 Other Expenses (after waivers or reimburse-
  ments)/2/...................................   0.15%      0.38%       0.48%
                                                 ----       ----        ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/3/.........   0.65%      0.55%       0.65%
                                                 ====       ====        ====

--------

1 Management Fee (before waivers or reimbursements) would be 0.25% for the Stagecoach and the Pro Forma Fund.

2 Other Expenses (before waivers or reimbursements) would be 0.16% for the Overland Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 0.66% for the Overland Fund, 0.68% for the Stagecoach Fund and 0.78% for the Pro Forma Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class A shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                OVERLAND  STAGECOACH
                                                 MONEY    PRIME MONEY
                                                 MARKET  MARKET MUTUAL PRO FORMA
                                                -------- ------------- ---------
   1 year......................................   $ 7         $ 6         $ 7
   3 years.....................................    21          18          21
   5 years.....................................    36          31          36
   10 years....................................    81          69          81

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

             OVERLAND MONEY MARKET FUND INSTITUTIONAL CLASS SHARES

     STAGECOACH PRIME MONEY MARKET MUTUAL FUND ADMINISTRATIVE CLASS SHARES

                                                                    STAGECOACH
                                                          OVERLAND  PRIME MONEY
                                                           MONEY   MARKET MUTUAL
                                                           MARKET    PRO FORMA
                                                          -------- -------------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)....................   None       None
 Maximum Sales Charge on Reinvested Dividends............   None       None
 Maximum Sales Charge on Redemptions.....................   None       None
 Redemption Fees.........................................   None       None
 Exchange Fees...........................................   None       None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimbursements)/1/....   0.25%      0.12%
 Rule 12b-1 Fees.........................................   None       None
 Other Expenses (after waivers or reimbursements)/2/.....   0.15%      0.28%
                                                            ----       ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/3/....................   0.40%      0.40%
                                                            ====       ====

--------

1 Management Fee (before waivers or reimbursements) would be 0.25% for the Stagecoach Fund.

2 Other Expenses (before waivers or reimbursements) would be 0.16% for the Overland Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 0.41% for the Overland Fund and 0.53% for the Stagecoach Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                    STAGECOACH
                                                          OVERLAND  PRIME MONEY
                                                           MONEY   MARKET MUTUAL
                                                           MARKET    PRO FORMA
                                                          -------- -------------
   1 year................................................   $ 4         $ 4
   3 years...............................................    13          13
   5 years...............................................    22          22
   10 years..............................................    51          51

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                 OVERLAND MUNICIPAL INCOME FUND CLASS A SHARES

                STAGECOACH NATIONAL TAX-FREE FUND CLASS A SHARES

                                                 OVERLAND  STAGECOACH
                                                 MUNICIPAL  NATIONAL
                                                  INCOME    TAX-FREE  PRO FORMA
                                                 --------- ---------- ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)...........   3.00%      4.50%     4.50%
 Maximum Sales Charge on Reinvested Dividends...   None       None      None
 Maximum Sales Charge on Redemptions............   None       None      None
 Redemption Fees................................   None       None      None
 Exchange Fees..................................   None       None      None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimburse-
  ments)/1/.....................................   0.33%      0.00%     0.50%
 Rule 12b-1 Fees................................   0.15%      0.00%     0.05%
 Other Expenses (after waivers or reimburse-
  ments)/2/.....................................   0.32%      0.35%     0.25%
                                                   ----       ----      ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/3/...........   0.80%      0.35%     0.80%
                                                   ====       ====      ====

--------

1 Management Fees (before waivers or reimbursements) would be 0.50% for the Overland Fund.

2 Other Expenses (before waivers or reimbursements) would be 0.60% for the Overland Fund and the Stagecoach Fund, and 0.71% for the Pro Forma Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 1.25% for the Overland Fund, 1.10% for the Stagecoach Fund and 1.26% for the Pro Forma Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class A shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                  OVERLAND  STAGECOACH
                                                  MUNICIPAL  NATIONAL
                                                   INCOME    TAX-FREE  PRO FORMA
                                                  --------- ---------- ---------
   1 year........................................   $ 38       $ 48      $ 53
   3 years.......................................     55         56        69
   5 years.......................................     73         64        87
   10 years......................................    126         87       140

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                 OVERLAND MUNICIPAL INCOME FUND CLASS D SHARES

                STAGECOACH NATIONAL TAX-FREE FUND CLASS C SHARES

                                                                     STAGECOACH
                                                           OVERLAND   NATIONAL
                                                           MUNICIPAL  TAX-FREE
                                                            INCOME   PRO FORMA
                                                           --------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price).....................   None       None
 Maximum Sales Charge on Reinvested Dividends.............   None       None
 Maximum Sales Charge on Redemptions
  Redemption during year 1................................   1.00%      1.00%
  Redemption after year 1.................................   0.00%      0.00%
 Redemption Fees..........................................   None       None
 Exchange Fees............................................   None       None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimbursements)/1/.....   0.33%      0.50%
 Rule 12b-1 Fees..........................................   0.50%      0.50%/2/
 Other Expenses (after waivers or reimbursements)/3/......   0.57%      0.40%
                                                             ----       ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/4/.....................   1.40%      1.40%
                                                             ====       ====

--------

1 Management Fees (before waivers or reimbursements) would be 0.50% for the Overland Fund.

2 If the Rule 12b-1 proposal is approved, the maximum Rule 12b-1 Fees payable by the Stagecoach Fund would be 0.75%.

3 Other Expenses (before waivers or reimbursements) would be 0.92% for the Overland Fund and 0.71% for the Stagecoach Fund.

4 Total Fund Operating Expenses (before waivers or reimbursements) would be 1.92% for the Overland Fund. Total Fund Operating Expenses (before waivers or reimbursements) for the Stagecoach Fund would be 1.71% if the Rule 12b-1 proposal is not approved and 1.96% if the proposal is approved.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in shares of a Fund, assuming a 5% gross annual return and at the end of each time period indicated:

                                            REDEMPTION         NO REDEMPTION
                                       -------------------- --------------------
                                                 STAGECOACH           STAGECOACH
                                       OVERLAND   NATIONAL  OVERLAND   NATIONAL
                                       MUNICIPAL  TAX-FREE  MUNICIPAL  TAX-FREE
                                        INCOME   PRO FORMA   INCOME   PRO FORMA
                                       --------- ---------- --------- ----------
   1 year.............................   $ 24       $ 24      $ 14       $ 14
   3 years............................     44         44        44         44
   5 years............................     77         77        77         77
   10 years...........................    168        168       168        168

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

           OVERLAND NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

  STAGECOACH NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND-- INSTITUTIONAL CLASS
                                     SHARES

                                                      OVERLAND     STAGECOACH
                                                      NATIONAL      NATIONAL
                                                      TAX-FREE      TAX-FREE
                                                    INSTITUTIONAL     MONEY
                                                        MONEY     MARKET MUTUAL
                                                      MARKET/1/     PRO FORMA
                                                    ------------- -------------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)..............     None          None
 Maximum Sales Charge on Reinvested Dividends......     None          None
 Maximum Sales Charge on Redemptions...............     None          None
 Redemption Fees...................................     None          None
 Exchange Fees.....................................     None          None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimburse-
  ments)/2/........................................     0.19%         0.19%
 Rule 12b-1 Fees...................................     None          None
 Other Expenses (after waivers or reimburse-
  ments)/3/........................................     0.11%         0.11%
                                                        ----          ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/4/..............     0.30%         0.30%
                                                        ====          ====

--------

1  Includes expenses charged to the Fund and Master Portfolio.

2 Management Fees (before waivers or reimbursements) would be 0.30% for the Overland Fund and the Stagecoach Fund.

3 Other Expenses (before waivers or reimbursements) would be 0.21% for the Overland Fund and 0.47% for the Stagecoach Fund.

4 Total Fund Operating Expenses (before waivers or reimbursements) would be 0.51% for the Overland Fund and 0.77% for the Stagecoach Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                       OVERLAND     STAGECOACH
                                                       NATIONAL      NATIONAL
                                                       TAX-FREE      TAX-FREE
                                                     INSTITUTIONAL     MONEY
                                                         MONEY     MARKET MUTUAL
                                                        MARKET       PRO FORMA
                                                     ------------- -------------
   1 year...........................................      $ 3           $ 3
   3 years..........................................       10            10
   5 years..........................................       17            17
   10 years.........................................       38            38

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                              OVERLAND SWEEP FUND

                  STAGECOACH OVERLAND EXPRESS SWEEP FUND

                                                                      STAGECOACH
                                                          OVERLAND    SWEEP FUND
                                                        SWEEP FUND/1/ PRO FORMA
                                                        ------------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)..................     None         None
 Maximum Sales Charge on Reinvested Dividends..........     None         None
 Maximum Sales Charge on Redemptions...................     None         None
 Redemption Fees.......................................     None         None
 Exchange Fees.........................................     None         None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees.......................................     0.25%        0.45%
 Rule 12b-1 Fees.......................................     0.55%        0.30%
 Other Expenses (after waivers or reimbursements)/2/...     0.44%        0.49%
                                                            ----         ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/3/..................     1.24%        1.24%
                                                            ====         ====

--------

1  Includes expenses charged to the Fund and Master Portfolio.

2Other Expenses (before waivers or reimbursements) would be 0.46% for the Overland Fund.

3Total Fund Operating Expenses (before waivers or reimbursements) would be 1.26% for the Overland Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                      STAGECOACH
                                                            OVERLAND  SWEEP FUND
                                                           SWEEP FUND PRO FORMA
                                                           ---------- ----------
   1 year.................................................    $ 13       $ 13
   3 years................................................      39         39
   5 years................................................      68         68
   10 years...............................................     150        150

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

              OVERLAND SHORT-TERM GOVERNMENT-CORPORATE INCOME FUND

             STAGECOACH SHORT-TERM GOVERNMENT-CORPORATE INCOME FUND

                                                                STAGECOACH
                                                    OVERLAND    SHORT-TERM
                                                   SHORT-TERM   GOVERNMENT-
                                                  GOVERNMENT-    CORPORATE
                                                   CORPORATE    INCOME FUND
                                                 INCOME FUND/1/  PRO FORMA
                                                 -------------- -----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)...........      3.00%        3.00%
 Maximum Sales Charge on Reinvested Dividends...      None         None
 Maximum Sales Charge on Redemptions............      None         None
 Redemption Fees................................      None         None
 Exchange Fees..................................      None         None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimburse-
  ments)/2/.....................................      0.00%        0.00%
 Rule 12b-1 Fees................................      0.25%        0.25%
 Other Expenses (after waivers or reimburse-
  ments)/3/.....................................      0.15%        0.15%
                                                      ----         ----
Total Fund Operating Expenses
 (after waivers or reimbursements)/4/...........      0.40%        0.40%
                                                      ====         ====

--------
1  Includes expenses charged to the Fund and Master Portfolio.

2 Management Fees (before waivers or reimbursements) would be 0.50% for the Overland Fund and the Stagecoach Fund.

3 Other Expenses (before waivers or reimbursements) would be 1.10% for the Overland Fund and the Stagecoach Fund.

4 Total Fund Operating Expenses (before waivers or reimbursements) would be 1.85% for the Overland Fund and the Stagecoach Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                     STAGECOACH
                                                          OVERLAND   SHORT-TERM
                                                         SHORT-TERM  GOVERNMENT-
                                                         GOVERNMENT-  CORPORATE
                                                          CORPORATE  INCOME FUND
                                                         INCOME FUND  PRO FORMA
                                                         ----------- -----------
   1 year...............................................     $34         $34
   3 years..............................................      42          42
   5 years..............................................      52          52
   10 years.............................................      79          79

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                   OVERLAND SHORT-TERM MUNICIPAL INCOME FUND

                  STAGECOACH SHORT-TERM MUNICIPAL INCOME FUND

                                                                    STAGECOACH
                                                        OVERLAND    SHORT-TERM
                                                       SHORT-TERM    MUNICIPAL
                                                       MUNICIPAL    INCOME FUND
                                                     INCOME FUND/1/  PRO FORMA
                                                     -------------- -----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)...............      3.00%        3.00%
 Maximum Sales Charge on Reinvested Dividends.......      None         None
 Maximum Sales Charge on Redemptions................      None         None
 Redemption Fees....................................      None         None
 Exchange Fees......................................      None         None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimburse-
  ments)/2/.........................................      0.00%        0.00%
 Rule 12b-1 Fees....................................      0.25%        0.25%
 Other Expenses (after waivers or reimburse-
  ments)/3/.........................................      0.15%        0.15%
                                                          ----         ----
Total Fund Operating Expenses
 (after waivers or reimbursements)/4/...............      0.40%        0.40%
                                                          ====         ====

--------

1  Includes expenses charged to the Fund and Master Portfolio.

2 Management Fees (before waivers or reimbursements) would be 0.50% for the Overland Fund and the Stagecoach Fund.

3 Other Expenses (before waivers or reimbursements) would be 0.68% for the Overland Fund and the Stagecoach Fund.

4 Total Fund Operating Expenses (before waivers or reimbursements) would be 1.43% for the Overland Fund and the Stagecoach Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                     STAGECOACH
                                                          OVERLAND   SHORT-TERM
                                                         SHORT-TERM   MUNICIPAL
                                                          MUNICIPAL  INCOME FUND
                                                         INCOME FUND  PRO FORMA
                                                         ----------- -----------
   1 year...............................................     $34         $34
   3 years..............................................      42          42
   5 years..............................................      52          52
   10 years.............................................      79          79

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                OVERLAND SMALL CAP STRATEGY FUND CLASS A SHARES

                    STAGECOACH SMALL CAP FUND CLASS A SHARES

                                              OVERLAND
                                              SMALL CAP   STAGECOACH
                                             STRATEGY/1/ SMALL CAP/1/ PRO FORMA
                                             ----------- ------------ ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price).......    4.50%        5.25%      5.25%
 Maximum Sales Charge on Reinvested Divi-
  dends.....................................    None         None       None
 Maximum Sales Charge on Redemptions........    None         None       None
 Redemption Fees............................    None         None       None
 Exchange Fees..............................    None         None       None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees............................    0.60%        0.60%      0.60%
 Rule 12b-1 Fees............................    0.25%        0.10%      0.10%
 Other Expenses (after waivers or reimburse-
  ments)/2/.................................    0.50%        0.40%      0.65%
                                                ----         ----       ----
Total Fund Operating Expenses
 (after waivers or reimbursements)/3/.......    1.35%        1.10%      1.35%
                                                ====         ====       ====

--------

1  Includes expenses charged to the Fund and Master Portfolio.

2 Other Expenses (before waivers or reimbursements) would be 4.72% for the Overland Fund, 1.00% for the Stagecoach Fund and 1.44% for the Pro Forma Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 5.57% for the Overland Fund, 1.70% for the Stagecoach Fund and 2.14% for the Pro Forma Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class A shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                  OVERLAND
                                                  SMALL CAP STAGECOACH
                                                  STRATEGY  SMALL CAP  PRO FORMA
                                                  --------- ---------- ---------
   1 year........................................   $ 58       $ 63      $ 66
   3 years.......................................     86         86        93
   5 years.......................................    116        110       123
   10 years......................................    200        179       206

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                OVERLAND SMALL CAP STRATEGY FUND CLASS D SHARES

                    STAGECOACH SMALL CAP FUND CLASS C SHARES

                                                           OVERLAND   STAGECOACH
                                                           SMALL CAP  SMALL CAP
                                                          STRATEGY/1/ PRO FORMA
                                                          ----------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)....................    None        None
 Maximum Sales Charge on Reinvested Dividends............    None        None
 Maximum Sales Charge on Redemptions
  Redemption during year 1...............................    1.00%       1.00%
  Redemption after year 1................................    0.00%       0.00%
 Redemption Fees.........................................    None        None
 Exchange Fees...........................................    None        None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees.........................................    0.60%       0.60%
 Rule 12b-1 Fees.........................................    0.75%       0.75%
 Other Expenses (after waivers or reimbursements)/2/.....    0.75%       0.75%
                                                             ----        ----
Total Fund Operating Expenses
 (after waivers or reimbursements)/3/....................    2.10%       2.10%
                                                             ====        ====

--------
1  Includes expenses charged to the Fund and Master Portfolio.

2 Other Expenses (before waivers or reimbursements) would be 4.95% for the Overland Fund and 1.54% for the Pro Forma Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 6.30% for the Overland Fund and 2.89% for the Pro Forma Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in shares of a Fund, assuming a 5% gross annual return and at the end of each time period indicated:

                                            REDEMPTION         NO REDEMPTION
                                       -------------------- --------------------
                                       OVERLAND  STAGECOACH OVERLAND  STAGECOACH
                                       SMALL CAP SMALL CAP  SMALL CAP SMALL CAP
                                       STRATEGY  PRO FORMA  STRATEGY  PRO FORMA
                                       --------- ---------- --------- ----------
   1 year.............................   $ 31       $ 31      $ 21       $ 21
   3 years............................     66         66        66         66
   5 years............................    113        113       113        113
   10 years...........................    243        243       243        243

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                 OVERLAND STRATEGIC GROWTH FUND CLASS A SHARES

                STAGECOACH AGGRESSIVE GROWTH FUND CLASS A SHARES

                                                 OVERLAND  STAGECOACH
                                                 STRATEGIC AGGRESSIVE
                                                 GROWTH/1/ GROWTH/1/  PRO FORMA
                                                 --------- ---------- ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)...........   4.50%      5.25%     5.25%
 Maximum Sales Charge on Reinvested Dividends...   None       None      None
 Maximum Sales Charge on Redemptions............   None       None      None
 Redemption Fees................................   None       None      None
 Exchange Fees..................................   None       None      None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees................................   0.50%      0.50%     0.50%
 Rule 12b-1 Fees................................   0.25%      0.10%     0.10%
 Other Expenses (after waivers or reimburse-
  ments)/2/.....................................   0.53%      0.79%     0.68%
                                                   ----       ----      ----
Total Fund Operating Expenses
 (after waivers or reimbursements)/3/...........   1.28%      1.39%     1.28%
                                                   ====       ====      ====

--------

1  Includes expenses charged to the Fund and Master Portfolio.

2 Other Expenses (before waivers or reimbursements) would be 1.00% for the Stagecoach Fund and 0.70% for the Pro Forma Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 1.60% for the Stagecoach Fund and 1.30% for the Pro Forma Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class A shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                  OVERLAND  STAGECOACH
                                                  STRATEGIC AGGRESSIVE
                                                   GROWTH     GROWTH   PRO FORMA
                                                  --------- ---------- ---------
   1 year........................................   $ 57       $ 66      $ 65
   3 years.......................................     84         94        92
   5 years.......................................    112        125       120
   10 years......................................    193        211       201

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                 OVERLAND STRATEGIC GROWTH FUND CLASS D SHARES

                STAGECOACH AGGRESSIVE GROWTH FUND CLASS C SHARES

                                                                      STAGECOACH
                                                            OVERLAND  AGGRESSIVE
                                                            STRATEGIC   GROWTH
                                                             GROWTH   PRO FORMA
                                                            --------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)......................   None       None
 Maximum Sales Charge on Reinvested Dividends..............   None       None
 Maximum Sales Charge on Redemptions
  Redemption during year 1.................................   1.00%      1.00%
  Redemption after year 1..................................   0.00%      0.00%
 Redemption Fees...........................................   None       None
 Exchange Fee..............................................   None       None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees...........................................   0.50%      0.50%
 Rule 12b-1 Fees...........................................   0.75%      0.75%
 Other Expenses (after waivers or reimbursements)..........   0.75%      0.75%
                                                              ----       ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements).........................   2.00%      2.00%
                                                              ====       ====

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in shares of a Fund, assuming a 5% gross annual return and at the end of each time period indicated:

                                            REDEMPTION         NO REDEMPTION
                                       -------------------- --------------------
                                                 STAGECOACH           STAGECOACH
                                       OVERLAND  AGGRESSIVE OVERLAND  AGGRESSIVE
                                       STRATEGIC GROWTH PRO STRATEGIC GROWTH PRO
                                        GROWTH     FORMA     GROWTH     FORMA
                                       --------- ---------- --------- ----------
   1 year.............................   $ 31       $ 31      $ 21       $ 21
   3 years............................     63         63        63         63
   5 years............................    108        108       108        108
   10 years...........................    233        233       233        233

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

              OVERLAND U.S. GOVERNMENT INCOME FUND CLASS A SHARES

       STAGECOACH GINNIE MAE (U.S. GOVERNMENT INCOME) FUND CLASS A SHARES

                                                 OVERLAND
                                                 U.S. GOV. STAGECOACH
                                                  INCOME   GINNIE MAE PRO FORMA
                                                 --------- ---------- ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)...........   4.50%      4.50%     4.50%
 Maximum Sales Charge on Reinvested Dividends...   None       None      None
 Maximum Sales Charge on Redemptions............   None       None      None
 Redemption Fees................................   None       None      None
 Exchange Fees..................................   None       None      None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimburse-
  ments)/1/.....................................   0.39%      0.50%     0.50%
 Rule 12b-1 Fees................................   0.00%      0.05%     0.05%
 Other Expenses (after waivers or reimburse-
  ments)/2/.....................................   0.50%      0.27%     0.33%
                                                   ----       ----      ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/3/...........   0.89%      0.82%     0.88%
                                                   ====       ====      ====

--------

1 Management Fees (before waivers or reimbursements) would be 0.50% for the Overland Fund.

2 Other Expenses (before waivers or reimbursements) would be 0.74% for the Overland Fund, 0.64% for the Stagecoach Fund and 0.65% for the Pro Forma Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 1.24% for the Overland Fund, 1.19% for the Stagecoach Fund and 1.20% for the Pro Forma Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class A shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                  OVERLAND
                                                  U.S. GOV. STAGECOACH
                                                   INCOME   GINNIE MAE PRO FORMA
                                                  --------- ---------- ---------
   1 year........................................   $ 54       $ 53      $ 54
   3 years.......................................     72         70        72
   5 years.......................................     92         88        92
   10 years......................................    150        142       149

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

              OVERLAND U.S. GOVERNMENT INCOME FUND CLASS D SHARES

       STAGECOACH GINNIE MAE (U.S. GOVERNMENT INCOME) FUND CLASS C SHARES

                                                           OVERLAND  STAGECOACH
                                                           U.S. GOV. GINNIE MAE
                                                            INCOME   PRO FORMA
                                                           --------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price).....................   None       None
 Maximum Sales Charge on Reinvested Dividends.............   None       None
 Maximum Sales Charge on Redemptions
 Redemption during year 1.................................   1.00%      1.00%
 Redemption after year 1..................................   0.00%      0.00%
 Redemption Fees..........................................   None       None
 Exchange Fees............................................   None       None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimbursements)/1/.....   0.39%      0.50%
 Rule 12b-1 Fees..........................................   0.50%      0.50%/2/
 Other Expenses (after waivers or reimbursements)/3/......   0.73%      0.58%
                                                             ----       ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/4/.....................   1.62%      1.58%
                                                             ====       ====

--------
1 Management Fees (before waivers or reimbursements) would be 0.50% for the Overland Fund.

2 If the Rule 12b-1 proposal is approved, the maximum Rule 12b-1 Fees payable by the Stagecoach Fund would be 0.75%.

3 Other Expenses (before waivers or reimbursements) would be 2.39% for the Overland Fund and 0.65% for the Stagecoach Fund.

4 Total Fund Operating Expenses (before waivers or reimbursements) would be 3.39% for the Overland Fund. Total Fund Operating Expenses (before waivers or reimbursements) for the Stagecoach Fund would be 1.65% if the Rule 12b-1 proposal is not approved and 1.90% if the proposal is approved.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in shares of a Fund, assuming a 5% gross annual return and at the end of each time period indicated:

                                            REDEMPTION         NO REDEMPTION
                                       -------------------- --------------------
                                       OVERLAND  STAGECOACH OVERLAND  STAGECOACH
                                       U.S. GOV. GINNIE MAE U.S. GOV. GINNIE MAE
                                        INCOME   PRO FORMA   INCOME   PRO FORMA
                                       --------- ---------- --------- ----------
   1 year.............................   $ 26       $ 26      $ 16       $ 16
   3 years............................     51         50        51         50
   5 years............................     88         86        88         86
   10 years...........................    192        188       192        188

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

            OVERLAND U.S. TREASURY MONEY MARKET FUND CLASS A SHARES

          STAGECOACH TREASURY MONEY MARKET MUTUAL FUND CLASS A SHARES

                                             OVERLAND     STAGECOACH
                                           U.S. TREASURY   TREASURY
                                               MONEY     MONEY MARKET
                                              MARKET        MUTUAL    PRO FORMA
                                           ------------- ------------ ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price).....     None          None       None
 Maximum Sales Charge on Reinvested Divi-
  dends...................................     None          None       None
 Maximum Sales Charge on Redemptions......
 Redemption Fees..........................     None          None       None
 Exchange Fees............................     None          None       None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reim-
  bursements)/1/..........................     0.25%         0.12%      0.12%
 Rule 12b-1 Fees..........................     0.25%         0.05%      0.05%
 Other Expenses (after waivers or reim-
  bursements)/2/..........................     0.15%         0.38%      0.48%
                                               ----          ----       ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/3/.....     0.65%         0.55%      0.65%
                                               ====          ====       ====

--------

1 Management Fees (before waivers or reimbursements) would be 0.25% for the Stagecoach Fund and the Pro Forma Fund.

2 Other Expenses (before waivers or reimbursements) would be 0.21% for the Overland Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 0.71% for the Overland Fund, 0.68% for the Stagecoach Fund and 0.78% for the Pro Forma Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class A shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                              OVERLAND     STAGECOACH
                                            U.S. TREASURY   TREASURY
                                                MONEY     MONEY MARKET
                                               MARKET        MUTUAL    PRO FORMA
                                            ------------- ------------ ---------
   1 year..................................      $ 7          $ 6         $ 7
   3 years.................................       21           18          21
   5 years.................................       36           31          36
   10 years................................       81           69          81

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

      OVERLAND U.S. TREASURY MONEY MARKET FUND INSTITUTIONAL CLASS SHARES

    STAGECOACH TREASURY MONEY MARKET MUTUAL FUND ADMINISTRATIVE CLASS SHARES

                                                         OVERLAND    STAGECOACH
                                                           U.S.       TREASURY
                                                         TREASURY   MONEY MARKET
                                                          MONEY        MUTUAL
                                                          MARKET     PRO FORMA
                                                         --------   ------------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)...................   None         None
 Maximum Sales Charge on Reinvested Dividends...........   None         None
 Maximum Sales Charge on Redemptions
 Redemption Fees........................................   None         None
 Exchange Fees..........................................   None         None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimbursements)/1/...   0.25%        0.12%
 Rule 12b-1 Fees........................................   0.00%        0.00%
 Other Expenses (after waivers or reimbursements).......   0.15%/2/     0.28%
                                                           ----         ----
TOTAL FUND OPERATING EXPENSES
 (after waivers or reimbursements)/3/...................   0.40%        0.40%
                                                           ====         ====

--------

1 Management Fees (before waivers or reimbursements) would be 0.25% for the Stagecoach Fund.

2 Other Expenses (before waivers or reimbursements) would be 0.20% for the Overland Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 0.45% for the Overland Fund and 0.53% for the Stagecoach Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                           OVERLAND  STAGECOACH
                                                             U.S.     TREASURY
                                                           TREASURY MONEY MARKET
                                                            MONEY      MUTUAL
                                                            MARKET   PRO FORMA
                                                           -------- ------------
   1 year.................................................   $ 4        $ 4
   3 years................................................    13         13
   5 years................................................    22         22
   10 years...............................................    51         51

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

             OVERLAND VARIABLE RATE GOVERNMENT FUND CLASS A SHARES

            STAGECOACH VARIABLE RATE GOVERNMENT FUND CLASS A SHARES

                                                               STAGECOACH
                                                  OVERLAND    VARIABLE RATE
                                                VARIABLE RATE  GOVERNMENT
                                                 GOVERNMENT       FUND
                                                    FUND        PRO FORMA
                                                ------------- -------------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)..........     3.00%         3.00%
 Maximum Sales Charge on Reinvested Dividends..     None          None
 Maximum Sales Charge on Redemptions...........     None          None
 Redemption Fees...............................     None          None
 Exchange Fees.................................     None          None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimburse-
  ments)/1/....................................     0.40%         0.40%
 Rule 12b-1 Fees...............................     0.25%         0.25%
 Other Expenses (after waivers or reimburse-
  ments)/2/....................................     0.13%         0.13%
                                                    ----          ----
Total Fund Operating Expenses
 (after waivers or reimbursements)/3/..........     0.78%         0.78%
                                                    ====          ====

--------

1 Management Fees (before waivers or reimbursements) would be 0.50% for each Fund.

2 Other Expenses (before waivers or reimbursements) would be 0.23% for the Overland Fund and the Stagecoach Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 0.98% for the Overland Fund and the Stagecoach Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in Class A shares, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                    STAGECOACH
                                                       OVERLAND    VARIABLE RATE
                                                     VARIABLE RATE  GOVERNMENT
                                                      GOVERNMENT       FUND
                                                         FUND        PRO FORMA
                                                     ------------- -------------
   1 year...........................................     $ 38          $ 38
   3 years..........................................       54            54
   5 years..........................................       72            72
   10 years.........................................      124           124

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

             OVERLAND VARIABLE RATE GOVERNMENT FUND CLASS D SHARES

            STAGECOACH VARIABLE RATE GOVERNMENT FUND CLASS C SHARES

                                                    OVERLAND      STAGECOACH
                                                  VARIABLE RATE  VARIABLE RATE
                                                   GOVERNMENT   GOVERNMENT FUND
                                                      FUND         PRO FORMA
                                                  ------------- ---------------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge on Purchases
  (as a percentage of offering price)............     None           None
 Maximum Sales Charge on Reinvested Dividends....     None           None
 Maximum Sales Charge on Redemptions.............
  Redemption during year 1.......................     1.00%          1.00%
  Redemption after year 1........................     0.00%          0.00%
 Redemption Fees.................................     None           None
 Exchange Fees...................................     None           None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after waivers or reimburse-
  ments)/1/......................................     0.40%          0.40%
 Rule 12b-1 Fees.................................     0.50%          0.50%
 Other Expenses (after waivers or reimburse-
  ments)/2/......................................     0.38%          0.38%
                                                      ----           ----
Total Fund Operating Expenses
 (after waivers or reimbursements)/3/............     1.28%          1.28%
                                                      ====           ====

--------

1 Management Fees (before waivers or reimbursements) would be 0.50% for the Overland Fund and the Stagecoach Fund.

2 Other Expenses (before waivers or reimbursements) would be 0.67% for the Overland Fund and the Stagecoach Fund.

3 Total Fund Operating Expenses (before waivers or reimbursements) would be 1.67% for the Overland Fund and the Stagecoach Fund.

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in shares of a Fund, assuming a 5% gross annual return and at the end of each time period indicated:

                                            REDEMPTION         NO REDEMPTION
                                       -------------------- --------------------
                                                 STAGECOACH           STAGECOACH
                                       OVERLAND   VARIABLE  OVERLAND   VARIABLE
                                       VARIABLE  RATE GOV.  VARIABLE  RATE GOV.
                                       RATE GOV. PRO FORMA  RATE GOV. PRO FORMA
                                       --------- ---------- --------- ----------
   1 year.............................   $ 23       $ 23      $ 13       $ 13
   3 years............................     41         41        41         41
   5 years............................     70         70        70         70
   10 years...........................    155        155       155        155

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                  APPENDIX IV

        SHAREHOLDER TRANSACTIONS AND SERVICES OF THE OVERLAND PORTFOLIOS
                     AND THE CORRESPONDING STAGECOACH FUNDS

  This Appendix reviews and compares important information about the purchase and redemption policies (such as front-end sales charges, minimum balances and contingent-deferred sales charges) applicable to each Overland Portfolio and its corresponding Stagecoach Fund. This Appendix also reviews and compares important information about dividend and distribution options and exchange privileges available to each Overland Portfolio and its corresponding Stagecoach Fund.

  This Appendix is qualified in its entirety by the more detailed information included in the prospectuses for the Overland Portfolios and Stagecoach Funds which are incorporated by reference into this Proxy/Prospectus. Shares of each single class Portfolio and Fund (except for Overland Sweep) are referred to herein as "Class A shares."

I. CLASS A SHARES (NON-MONEY MARKET FUNDS)

  A. SALES CHARGES AND EXEMPTIONS. Front-end sales charges for Class A shares of all Overland Funds are identical to the front-end sales charges for Class A shares of the corresponding Stagecoach Funds, except as follows:

  . The Overland Small Cap Strategy Fund is subject to a sales charge of 4.50%, while the corresponding Stagecoach Small Cap Fund is subject to a sales charge of 5.25%.

  . The Overland Strategic Growth Fund is subject to a sales charge of 4.50%, while the corresponding Stagecoach Aggressive (Strategic) Growth Fund is subject to a sales charge of 5.25%.

  . The Overland Municipal Income Fund is subject to a sales charge of 3.00%, while the corresponding Stagecoach National Tax-Free Fund is subject to a sales charge of 4.50%.

  The Overland Portfolios and Stagecoach Funds offer reductions in front-end sales charges based upon the dollar amount of shares purchased. Currently, reductions generally are available to Overland shareholders who purchase or commit to purchasing $100,000 or more of Class A shares. The discount generally is available to Stagecoach shareholders who purchase or commit to purchase $50,000 or more in Class A shares.

  B. PURCHASE AND REDEMPTION PROCEDURES. Shares of the Overland Portfolios and Stagecoach Funds may be purchased and redeemed through substantially similar methods. The minimum initial and subsequent purchase amounts for Overland and Stagecoach shares are the same, as are the general procedures for automatic purchase and redemption programs.

  C. DIVIDEND AND DISTRIBUTION OPTIONS. Both Overland and Stagecoach allow shareholders to receive dividends and capital gain distributions by check or to reinvest dividends and capital gain distributions in shares of the same Fund or in an approved bank account. Stagecoach also allows investors to reinvest dividend and capital gain distributions in shares of another Fund in the Stagecoach Family of Funds; Overland does not permit such reinvestment.

  D. SHARE EXCHANGES. The share exchange privileges available to Class A shareholders of the Overland Portfolios and Stagecoach Funds are essentially the same.

II. CLASS D SHARES AND CLASS C SHARES

  A. SALES CHARGES AND EXEMPTIONS. The Overland Class D shares and the Stagecoach Class C shares are subject to the same contingent deferred sales charges and exemptions.

  Class D shares of the Overland Funds and Class C shares of the Stagecoach Funds that are redeemed within one year of receipt of a purchase order for such shares are subject to a contingent-deferred sales charge equal to 1.00% of the dollar amount equal to the lesser of NAV at the time of purchase or NAV of such shares at the time of redemption.

  B. PURCHASE AND REDEMPTION PROCEDURES. Shares of the Overland Portfolios and Stagecoach Funds may be purchased and redeemed through substantially similar methods. The minimum initial and subsequent purchase amounts for Overland and Stagecoach shares are the same, as are the general procedures for automatic purchase and redemption programs.

  C. DIVIDEND AND DISTRIBUTION OPTIONS. Both Overland and Stagecoach allow shareholders to receive dividends and capital gain distributions by check or to reinvest dividends and capital gain distributions in shares of the same Fund or in an approved bank account. Stagecoach also allows investors to reinvest dividend and capital gain distributions in shares of another Fund in the Stagecoach Family of Funds; Overland does not permit such reinvestment.

  D. SHARE EXCHANGES. The share exchange privileges available to Overland Class D shareholders and Stagecoach Class C shareholders are essentially the same. Class D shares of an Overland Fund may be exchanged for Class D shares of any other Overland Fund or for Class A shares of the Overland Money Market Fund. Class C shares of a Stagecoach Fund may be exchanged for Class C shares of any other Stagecoach Fund or for Class A shares of a Stagecoach Money Market Mutual Fund.

III. OVERLAND AND STAGECOACH MONEY MARKET FUNDS CLASS A SHARES

  A. SALES CHARGES AND EXEMPTIONS. There are no front-end or contingent-deferred sales charges on Class A shares of the Overland and Stagecoach Money Market Funds.

  B. PURCHASE AND REDEMPTION PROCEDURES. Class A shares of the Overland Portfolios and Stagecoach Funds may be purchased and redeemed through substantially similar methods. The minimum initial investment amount on Class A shares of the Overland Money Market Funds is $1,000. The minimum initial investment amount on Class A shares of the Stagecoach Money Market Mutual Funds is $2,500. The subsequent purchase amounts for Overland and Stagecoach shares are the same, as are the procedures for automatic purchase and redemption programs.

  C. DIVIDEND AND DISTRIBUTION OPTIONS. The dividend and distribution options applicable to Class A shares of the Overland and Stagecoach Money Market Funds are identical.

  D. SHARE EXCHANGES The share exchange privileges available to Class A shareholders of the Overland and Stagecoach Money Market Funds are the same, except as follows. Class A shares of an Overland Money Market Fund may be exchanged for shares of another Overland Money Market Fund or for Class A shares of any other Overland Fund. Class A shares of a Stagecoach Money Market Mutual Fund may be exchanged for Class A shares of any other Stagecoach Money Market Mutual Fund or for Class A or Class B shares of another Stagecoach Fund.

IV. OVERLAND MONEY MARKET FUND INSTITUTIONAL CLASS SHARES (MONEY MARKET AND U.S. TREASURY MONEY MARKET FUNDS)

  CORRESPONDING STAGECOACH MONEY MARKET MUTUAL FUNDS ADMINISTRATIVE CLASS SHARES (Prime Money Market Mutual and Treasury Money Market Mutual Funds)

  A. SALES CHARGES AND EXEMPTIONS. There are no front-end or contingent-deferred sales charges on Institutional Class shares of the Overland Money Market and U.S. Treasury Money Market Funds or on Administrative Class shares of the Stagecoach Prime Money Market Mutual and Treasury Money Market Mutual Funds.

  B. PURCHASE AND REDEMPTION PROCEDURES. Shares of the Overland Portfolios and Stagecoach Funds may be purchased and redeemed through substantially similar methods; and the minimum initial and subsequent purchase amounts are the same.

  C. DIVIDEND AND DISTRIBUTION OPTIONS. The dividend and distribution options applicable to the Administrative and Institutional Class shares are identical.

  D. SHARE EXCHANGES. The share exchange privileges available to Institutional and Administrative Class shareholders are substantially the same, except as follows. Institutional Class shares of an Overland Money Market Fund may be exchanged for Institutional Class shares of another Overland Money Market Fund or for Class A shares of any other Overland Fund. Administrative Class shares of a Stagecoach Money Market Mutual Fund may be exchanged for Administrative Class shares of another Stagecoach Fund or for Institutional Class shares of a Stagecoach Fund, other than the Money Market Mutual Fund.

V. OVERLAND NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND AND STAGECOACH NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND INSTITUTIONAL CLASS SHARES

  A. SALES CHARGES AND EXEMPTIONS. There are no front-end or contingent-deferred sales charges on shares of the Overland or Stagecoach Fund.

  B. PURCHASE AND REDEMPTION PROCEDURES. Shares of the Overland Portfolio and Stagecoach Fund may be purchased through substantially similar methods; and the minimum and subsequent purchase amounts are the same.

  C. DIVIDEND AND DISTRIBUTION OPTIONS. The dividend and distribution options applicable to the Overland Portfolio and Stagecoach Fund are identical.

  D. SHARE EXCHANGES. The share exchange privileges available to shareholders of the Overland Portfolio and Institutional Class shareholders of the Stagecoach Fund are substantially the same, except as follows. Shares of the Overland National Tax-Free Institutional Money Market Fund may be exchanged for Institutional Class shares of another Overland Money Market Fund or for Class A shares of another Overland Fund. Institutional Class of the Stagecoach National Tax-Free Money Market Mutual Fund may be exchanged for Institutional Class shares of any other Stagecoach Fund. Institutional Class shares of the Stagecoach Fund may also be exchanged for Class A shares of a Stagecoach Fund in connection with the distribution of assets held in a qualified trust, agency or custodial account maintained with the trust department of a Wells Fargo Bank or another bank, trust company or thrift institution.

VI. OVERLAND SWEEP FUND AND CORRESPONDING OVERLAND EXPRESS SWEEP FUND

  A. SALES CHARGES AND EXEMPTIONS. There are no front-end or contingent-deferred sales charges on shares of the Overland Portfolio or the Stagecoach Fund.

  B. PURCHASE AND REDEMPTION PROCEDURES. The purchase and redemption procedures of the Overland Portfolio and the Stagecoach Fund are the same.

  C. DIVIDEND AND DISTRIBUTION OPTIONS. The dividend and distribution options applicable to the Overland Portfolio and Stagecoach Fund are the same.

  D. SHARE EXCHANGES. Share exchange privileges are not available to either the Overland Portfolio or the Stagecoach Fund.

VII. DIVIDENDS AND DISTRIBUTIONS

  All Overland Portfolios and Stagecoach Funds distribute their net capital gains to shareholders at least annually. The following table shows the Portfolios' and Funds' policies concerning the declaration and payment of dividends from net investment income.

  A. DIVIDENDS DECLARED DAILY/PAID MONTHLY

   OVERLAND FUND                                STAGECOACH FUND
   -------------                                ---------------
   California Tax-Free Bond Fund                California Tax-Free Bond Fund
   California Tax-Free Money Market Fund        California Tax-Free Money Market Mutual Fund
   Money Market Fund                            Prime Money Market Mutual Fund
   Municipal Income Fund                        National Tax-Free Fund
   National Tax-Free Inst. Money Market Fund    National Tax-Free Money Market Mutual Fund
   Overland Sweep Fund                          Stagecoach Overland Express Sweep Fund
   Short-Term Government-Corporate Income Fund  Short-Term Government-Corporate Income Fund
   Short-Term Municipal Income Fund             Short-Term Municipal Income Fund
   U.S. Treasury Money Market Fund              Treasury Money Market Mutual Fund
   U.S. Government Income Fund                  Ginnie Mae (U.S. Government Income) Fund

  B. DIVIDENDS DECLARED QUARTERLY/PAID QUARTERLY

   OVERLAND FUND                                STAGECOACH FUND
   -------------                                ---------------
   Index Allocation Fund                        Index Allocation Fund

  C. DIVIDENDS DECLARED AND PAID AT LEAST ANNUALLY

   OVERLAND FUND                                STAGECOACH FUND
   -------------                                ---------------
   Small Cap Strategy Fund                      Small Cap Fund
   Strategic Growth Fund                        Aggressive (Strategic) Growth Fund

                                   APPENDIX V

    LIST OF SHAREHOLDERS WITH 5% OR GREATER OWNERSHIP AS OF AUGUST 31, 1997

                                  I. Overland

                                                         CLASS AND
                                                         AMOUNT OF                                PERCENTAGE
                                                        SHARES OWNED                               OF FUND
                                 NAME AND               AND TYPE OF         PERCENTAGE PERCENTAGE   POST-
       PORTFOLIO                 ADDRESS                 OWNERSHIP           OF CLASS   OF FUND    CLOSING
       ---------                 --------               ------------        ---------- ---------- ----------
California Tax-Free Bond  Frederick Edward       Class D Record Holder         5.23%       .10%       .003%
 Fund                     Burket & Jennie D.
                          Burket
                          #46 Aquavista Way
                          San Francisco, CA
                          94131
                          Stephens Inc. for      Class D Record Holder        19.90%       .38%       .012%
                          Exclusive Benefit of
                          Customers
                          P.O. Box 34127
                          Little Rock, AR 72203
                          Merrill Lynch Pierce   Class D Record Holder        38.74%       .74%       .024%
                          Fenner & Smith, Inc.
                          for Exclusive Benefit
                          of Customers
                          Attn: Fund Admin.
                          4800 Deer Lake East
                          3rd Floor
                          Jacksonville, FL
                          32246
California Tax-Free       Omnibus Account #2     Single Class Record Holder   29.65%     29.65%      6.274%
 Money Market Fund        Stephens Inc.
                          111 Center Street
                          Little Rock, AR 72201
                          Wells Fargo Quality    Single Class Record Holder   59.46%     59.46%     12.583%
                          Control
                          525 Market St.
                          MAC 0103-174
                          San Francisco, CA
                          94163
Index Allocation Fund     Stephens Inc. for the  Class A Record Holder         9.65%      6.92%       6.92%
                          Exclusive Benefit of
                          Customers
                          P.O. Box 34127
                          Little Rock, AR 72203
                          Merrill Lynch Pierce   Class A Record Holder        10.67%      7.66%       7.66%
                          Fenner & Smith, Inc.
                          for Exclusive Benefit
                          of Customers
                          Attn: Fund Admin.
                          4800 Deer Lake East
                          Jacksonville, FL
                          32246
Index Allocation Fund     Merrill Lynch Pierce   Class D Record Holder        35.65%     10.06%      10.06%
                          Fenner & Smith, Inc.
                          for Exclusive Benefit
                          of Customers
                          Attn: Fund Admin.
                          4800 Deer Lake East
                          Jacksonville, FL
                          32246
                          Stephens Inc.          Class D Record Holder         6.62%      1.87%       1.87%
                          For Exclusive Benft.
                          Of Cust.
                          P.O. Box 34127
                          Little Rock, AR 72203
Money Market Fund         Wells Fargo Quality    Class A Record Holder        53.88%     53.84%     10.092%
                          Control
                          525 Market Street
                          MAC 0103-174
                          San Francisco, CA
                          94163

                                                      CLASS AND
                                                      AMOUNT OF                             PERCENTAGE
                                                    SHARES OWNED                             OF FUND
                                NAME AND             AND TYPE OF      PERCENTAGE PERCENTAGE   POST-
       PORTFOLIO                ADDRESS               OWNERSHIP        OF CLASS   OF FUND    CLOSING
       ---------                --------            ------------      ---------- ---------- ----------
 Money Market Fund       Omnibus Account #2     Class A Record Holder   32.29%     32.27%     6.049%
                         Stephens Inc.
                         111 Center Street
                         Little Rock, AR 72201
                         Omnibus Account #3     Class A Record Holder   11.79%     11.78%     2.208%
                         c/o Stephens Inc.
                         P.O. Box 3507
                         Little Rock, AR 72203
Municipal Income Fund    Merrill Lynch Pierce   Class A Record Holder   11.82%     10.21%     7.263%
                         Fenner & Smith, Inc.
                         for the sole benefit
                         of its Customers
                         Attn: Fund Admin.
                         4800 Deer Lake Drive
                         East Jacksonville, FL
                         32246
                         Stephens Inc. for the  Class A Record Holder   10.69%      9.24%     6.573%
                         exclusive benefit of
                         its Customers
                         P.O. Box 34127
                         Little Rock, AR 72203
Municipal Income Fund    Merrill Lynch Pierce   Class D Record Holder   42.58%      5.79%     8.454%
                         Fenner & Smith, Inc.
                         for the sole benefit
                         of its customers
                         Attn: Fund Admin.
                         4800 Deer Lake Drive
                         East Jacksonville, FL
                         32246
                         NFSC FBO Dr. L. Sirna  Class D Record Holder    7.04%       .96%     1.398%
                         2228 Jwedish Dr. Apr.
                         16
                         Clearwater, FL 34623
National Tax-Free Inst.  Wells Fargo Quality    Single Class            95.16%     95.16%     95.16%
 Money Market Fund       Control                Record Holder
                         525 Market Street
                         MAC 0103-174
                         San Francisco, CA
                         94163
Short-Term Government    Virg & Co              Single Class            22.96%     22.96%     22.96%
 Corporate Income Fund   c/o Wells Fargo Bank   Record Holder
                         Mutual Funds A-88-4
                         P.O. Box 9800
                         Calabasas, CA 91302
                         Hep & Co.              Single Class            49.53%     49.53%     49.53%
                         c/o Wells Fargo Bank   Record Holder
                         P.O. Box 9800
                         Calabasas, CA 91302
                         Kimball Medical        Single Class            19.97%     19.97%     19.97%
                         Center                 Record Holder
                         600 River Avenue
                         Lakewood, NJ 08701

                                                   CLASS AND
                                                   AMOUNT OF                          PERCENTAGE
                                                 SHARES OWNED                          OF FUND
                                NAME AND          AND TYPE OF   PERCENTAGE PERCENTAGE   POST-
       PORTFOLIO                ADDRESS            OWNERSHIP     OF CLASS   OF FUND    CLOSING
       ---------                --------         ------------   ---------- ---------- ----------
Short-Term Municipal     Hep & Co.               Single Class     45.45%     45.45%      45.45%
 Income Fund             c/o Wells Fargo Bank    Record Holder
                         P.O. Box 9800
                         Calabasas, CA 91302
                         Herman & Raymond        Single Class     23.00%     23.00%      23.00%
                         Christensen             Record Holder
                         801 American Street
                         San Carlos, CA 94070
                         JJ & W                  Single Class     14.93%     14.93%      14.93%
                         P.O. Box 5807           Record Holder
                         Redwood City, CA
                         94063
Small Cap Strategy Fund  Stephens Inc. for      Class A Record    23.25%     13.72%      1.121%
                         Exclusive Benefit of   Holder
                         Customers
                         P.O. Box 34127
                         Little Rock, AR 72203

                         Merrill Lytnch Pierce  Class A Record    32.73%     19.32%      1.578%
                         Fenner & Smith, Inc.   Holder
                         for Exclusive Benefit
                         of Customers
                         Attn: Fund Admin.
                         4800 Deer Lake East
                         3rd Fl.
                         Jacksonville, FL
                         32246
Small Cap Strategy Fund  Stephens Inc. for      Class D Record    11.21%      4.59%       .374%
                         Exclusive Benefit of   Holder
                         Customers
                         P.O. Box 34127
                         Little Rock, AR 72203
                         Merrill Lynch Pierce   Class D Record    30.44%     12.47%      1.017%
                         Fenner & Smith, Inc.   Holder
                         for Exclusive Benefit
                         of Customers
                         Attn: Fund Admin.
                         4800 Deer Lake East
                         3rd Fl. Jacksonville,
                         FL 32246
                         Painewebber for the    Class D Record    12.30%      5.04%       .411%
                         benefit of Joseph P.   Holder
                         Kiernan
                         28 Stony Corners
                         Avon, CT 06001
Strategic Growth Fund    Wells Fargo Bank FEBO  Class A Record    42.41%     32.81%     24.509%
                         Customers              Holder
                         P.O. Box 7066
                         San Francisco, CA
                         94120
                         Merrill Lynch Pierce   Class A Record    13.08%     10.12%      7.559%
                         Fenner & Smith, Inc.   Holder
                         for Exclusive
                         Benefit of Customers
                         Attn: Fund Admin.
                         4800 Deer Lake East
                         Jacksonville, FL
                         32246

                                                  CLASS AND
                                                  AMOUNT OF                          PERCENTAGE
                                                SHARES OWNED                          OF FUND
                               NAME AND          AND TYPE OF   PERCENTAGE PERCENTAGE   POST-
      PORTFOLIO                ADDRESS            OWNERSHIP     OF CLASS   OF FUND    CLOSING
      ---------                --------         ------------   ---------- ---------- ----------
Strategic Growth Fund   Merrill Lynch Pierce   Class D Record    38.73%      8.76%      6.537%
                        Fenner & Smith, Inc.   Holder
                        for Exclusive Benefit
                        of Customers
                        Attn: Fund Admin.
                        4800 Deer Lake East
                        Jacksonville, FL
                        32246
                        J.C. Bradford & Co.    Class D Record     6.99%      1.58%      1.179%
                        Cust. FBO              Holder
                        DCIP Limited Partners
                        I
                        330 Commerce St.
                        Nashville, TN 37201-
                        1899
U.S. Government Income  Wells Fargo Bank       Class A Record    70.72%     69.71%     24.883%
 Fund                   Portfolio Advisor      Holder
                        P.O. Box 7066
                        San Francisco, CA
                        94163
                        Virg & Co.             Class A Record    12.83%     12.64%      4.513%
                        C/O Wells Fargo Bank   Holder
                        Mutual Fund A-88-4
                        P.O. Box 9800
                        Calabasas, CA 91302
U.S. Government Income  MLPF&S for the sole    Class D Record    42.93%       .61%       .304%
 Fund                   Benefit                Holder
                        of Its Customers
                        Attention Fund
                        Administration
                        4800 Deer Lake Dr.
                        E., 3rd Fl
                        Jacksonville, FL
                        32246
                        Sisters of St.         Class D Record    13.96%       .20%       .099%
                        Francis                Holder
                        Attn. Sister Virginia
                        Spiegal
                        609 South Convent Rd
                        Aston, PA 19014
U.S. Treasury Money     Omnibus Account        Class A Record    21.24%     14.27%      3.458%
 Market Fund            Stephens Inc.          Holder
                        111 Center Street
                        Little Rock, AR 72201
                        Wells Fargo Bank Fund  Class A Record    49.65%     33.35%      8.084%
                        Account 525 Market     Holder
                        Street
                        MAC 0103-174
                        San Francisco, CA
                        94163
                        WFB Wholesale Sweep    Class A Record    27.87%     18.73%      4.538%
                        155 Fifth Street       Holder
                        MAC 0106-066
                        San Francisco, CA
                        94163
U.S. Treasury Money     Wells Fargo Bank       Institutional     24.80%      8.14%      1.973%
 Market Fund            Agent for Orlandi      Class Record
                        201 Third Street11th   Holder
                        Floor
                        San Francisco, CA
                        94163

                                              CLASS AND
                                              AMOUNT OF                          PERCENTAGE
                                            SHARES OWNED                          OF FUND
                           NAME AND          AND TYPE OF   PERCENTAGE PERCENTAGE   POST--
    PORTFOLIO              ADDRESS            OWNERSHIP     OF CLASS   OF FUND    CLOSING
    ---------              --------         ------------   ---------- ---------- ----------
                    Wells Fargo Bank       Institutional      5.67%      1.86%      .451%
                    Agent for Interink     Class Record
                    Computer Science       Holder
                    201 Third Street11th
                    Floor
                    San Francisco, CA
                    94163
                    Johnny Rockets         Institutional      5.67%      1.86%      .451%
                    15635 Alton Pkwy       Class Record
                    Suite 350              Holder
                    Irvine, CA 92618
Variable Rate       San Bernardina County  Class A           30.16%     29.85%     29.85%
 Governmental Fund  172 West 3rd Street,   Record Holder
                    1st Floor
                    San Bernardina, CA
                    92415
                    APCO Employees Credit  Class A           10.43%     10.32%     10.32%
                    Union 1608 7th Avenue  Record Holder
                    Birmingham, AL 35203
Variable Rate       Merrill Lynch Pierce   Class D           29.20%       .30%       .30%
 Governmental Fund  Fenner & Smith, Inc.   Record Holder
                    for the sole benefit
                    of its Customers
                    Attn: Fund Admin.
                    4800 Deer Lake East
                    Jacksonville, FL
                    32246
                    City of Waterville     Class D           11.59%       .12%       .12%
                    P.O. Box 9             Record Holder
                    Waterville, MN 56096
                    Firstar Trust Co       Class D            5.33%      0.06%      0.06%
                    Agent                  Record Holder
                    Firstar Bank of
                    Minnesota
                    Hendricks Community
                    Hospital Reserve Fund
                    P.O. Box 1787
                    Milwaukee, WI 53201
                    City of Mountain Lake  Class D           10.84%       .11%       .11%
                    City Hall              Record Holder
                    Mountain Lake, MN
                    56159


  For purposes of the 1940 Act, any person who owns directly or though one or more controlled companies more than 25 percent of the voting securities of a Fund or class is presumed to "control" such Fund or class.

                                 II. Stagecoach

                                                  CLASS AND
                                                  AMOUNT OF                          PERCENTAGE
                                                SHARES OWNED                          OF FUND
                               NAME AND          AND TYPE OF   PERCENTAGE PERCENTAGE   POST--
      PORTFOLIO                ADDRESS            OWNERSHIP     OF CLASS   OF FUND    CLOSING
      ---------                --------         ------------   ---------- ---------- ----------
Cal Tax-Free Money      Wells Fargo Bank       Single Class      87.63%     87.63%     69.089%
 Market Mutual Fund.    P.O. Box 7066          Record Holder
                        San Francisco, CA
                        94120
Cal Tax-Free Bond       Dim & Co.              Institutional     85.20%     17.08%      1.237%
                        Attn: MF Dept. A88-4   Class Record
                        P.O. Box 9800          Holder
                        Calabasas, CA 91372
                        Hep & Co.              Institutional      5.30%      1.06%       .077%
                        Attn: MF Dept. A88-4   Class Record
                        P.O. Box 9800          Holder
                        Calabasas, CA 91372
Small Cap Fund          Wells Fargo Bank       Institutional     87.57%     69.53%     63.856%
                        420 Montgomery St.     Class Record
                        San Francisco, CA      Holder
                        94104
Small Cap Fund          Wells Fargo Bank       Class A           53.56%      6.10%      5.605%
                        P.O. Box 63015         Record Holder
                        San Francisco, CA
                        94163
                        State Street Bank and  Class A           14.60%      1.66%      1.520%
                        Trust                  Record Holder
                        as Trustee for
                        Various Plans Two
                        Heritage Drive
                        Quincy, MA 02171


Aggressive Growth Fund  Wells Fargo Bank       Class A           58.56%     41.31%     10.463%
                        P.O. Box 63015         Record Holder
                        San Francisco, CA
                        94163
                        Virg & Co.             Class A            5.91%      4.17%      1.056%
                        C/O Wells Fargo Bank   Record Holder
                        P.O. Box 9800
                        Mac 9139-027
                        Calabasas, CA 91372
National Tax-Free Fund  Bryne Family Trust #2  Class A            7.89%      3.04%       .567%
                        9011 West Little York  Record Holder
                        Houston, TX 77040
National Tax-Free Fund  Stephens Inc.          Class B           20.31%       .81%       .151%
                        111 Center Street      Record Holder
                        Little Rock, AR 72201
                        Stephens Inc.          Class B           19.54%       .78%       .145%
                        111 Center Street      Record Holder
                        Little Rock, AR 72201
                        Stephens Inc.          Class B            6.66%       .26%       .049%
                        111 Center Street      Record Holder
                        Little Rock, AR 72201
                        Stephens Inc.          Class B           13.09%       .52%       .097%
                        111 Center Street      Record Holder
                        Little Rock, AR 72201
                        Stephens Inc.          Class B            7.04%       .28%       .052%
                        111 Center Street      Record Holder
                        Little Rock, AR 72201
                        Stephens Inc.          Class B            9.51%       .38%       .070%
                        111 Center Street      Record Holder
                        Little Rock, AR 72201

                                                  CLASS AND
                                                  AMOUNT OF                          PERCENTAGE
                                                SHARES OWNED                          OF FUND
                               NAME AND          AND TYPE OF   PERCENTAGE PERCENTAGE   POST--
      PORTFOLIO                ADDRESS            OWNERSHIP     OF CLASS   OF FUND    CLOSING
      ---------                --------         ------------   ---------- ---------- ----------
                        Stephens Inc.          Class B           15.68%       .62%       .116%
                        111 Center Street      Record Holder
                        Little Rock, AR 72201
National Tax-Free Fund  Virg & Co.             Institutional     68.21%     39.26%      7.333%
                        Attn: MF Dept. A88-4   Class Record
                        P.O. Box 9800          Holder
                        Calabasas, CA 91372
                        Hep & Co.              Institutional     30.53%     17.57%      3.282%
                        Attn: MF Dept. A-88-4  Class Record
                        P.O. Box 9800          Holder
                        Calabasas, CA 91372
Ginnie Mae Fund         Wells Fargo Bank       Class A           33.43%     27.10%     17.376%
                        P.O. Box 63015         Record Holder
                        San Francisco, CA
                        94163
Ginnie Mae Fund         Stephen Inc.           Institutional      5.90%       .19%       .125%
                        111 Center Street      Class Record
                        Little Rock, AR 72201  Holder
                        Virg & Co.             Institutional     34.46%      1.14%       .728%
                        Attn: MF Dept. A88-4   Class Record
                        P.O. Box 9800          Holder
                        Calabasas, CA 91372
                        Hep & Co.              Institutional      9.71%       .32%       .205%
                        Attn: MF Dept. A88-4   Class Record
                        P.O. Box 9800          Holder
                        MAC 9139-027
                        Calabasas, CA 91372
Prime Money Market      Virg & Co.             Class A Record    88.27%     13.41%      6.856%
 Mutual Fund            Attn: MF Dept. A88-4   Holder
                        P.O. Box 8900
                        Calabasas, CA 91372
                        Hare & Co.             Class A Record     7.98%      1.21%       .620%
                        Bank of New York       Holder
                        One Wall Street, 2nd
                        Floor
                        Attn: Stif/Master
                        Note
                        New York, NY 10286
Prime Money Market      Virg & Co.             Institutional     59.64%     25.28%     12.925%
 Mutual Fund            Attn: MF Dept. A88-4   Class Record
                        P.O. Box 8900          Holder
                        Calabasas, CA 91372
                        First Interstate Bank  International      8.17%      3.46%      1.771%
                        of                     Class
                        Oregon NA              Record Holder
                        Attn: Investment
                        Sweep
                        1300 SW Fifth Avenue
                        Portland, OR 97201
                        CMT Partners           Institutional      5.83%      2.47%      1.263%
                        651 Gateway Blvd.      Class
                        Suite                  Record Holder
                        1500
                        S. San Francisco, CA
                        94080
                        Nucleonics             Institutional      5.02%      2.13%      1.088%
                        Development Co.        Class
                        Attn: Ian Rule         Record Holder
                        5314 N . Irwindale
                        Ave.
                        Irwindale, CA 91706

                                                   CLASS AND
                                                   AMOUNT OF                          PERCENTAGE
                                                 SHARES OWNED                          OF FUND
                                NAME AND          AND TYPE OF   PERCENTAGE PERCENTAGE   POST--
       PORTFOLIO                ADDRESS            OWNERSHIP     OF CLASS   OF FUND    CLOSING
       ---------                --------         ------------   ---------- ---------- ----------
                         Dailey Petoleum        Institutional       5.72%     2.42%      1.239%
                         Service Corp. P.O.     Class Record
                         Box 1863               Holder
                         Conroe, TX 77305
Prime Money Market       Virg & Co.             Service Class      99.46%    42.19%     21.572%
 Mutual Fund             Attn: MF Dept. A88-4   Record Holder
                         P.O. Box 8900
                         Calabasas, CA 91372
National Tax-Free Money  Wells Fargo Bank       Class A Record     81.78%    81.78%     35.806%
 Market Mutual Fund      P.O. Box 7066          Holder
                         San Francisco, CA
                         94120
Treasury Money Market    Virg & Co.             Class A Record     80.69%     3.12%      2.366%
 Mutual Fund             Attn: MF Dept. A88-4   Holder
                         P.O. Box 8900
                         Calabasas, CA 91372
Treasury Money Market    Virg & Co.             Institutional      51.35%    15.22%     11.534%
 Mutual Fund             Attn: MF Dept. A88-4   Class Record
                         P.O. Box 8900          Holder
                         Calabasas, CA 91372
                         Metabolex Inc.         Institutional       5.67%     1.68%      1.273%
                         3876 Bay Center Place  Class Record
                         Hayward, CA 94545      Holder
                         Dailey Petroleum       Institutional       6.19%     1.84%      1.391%
                         Service Corp. P.O.     Class Record
                         Box 1863               Holder
                         Conroe, TX 77305
                         First Interstate Bank  Institutional      27.54%     8.16%      6.186%
                         of                     Class Record
                         Oregon, N.A.           Holder
                         Attn: Investment
                         Sweep
                         1300 S. W. Fifth Ave.
                         Portland, OR 97201-
                         5688
Treasury Money Market    Virg & Co.             Service Class      92.53%    20.16%     15.276%
 Mutual Fund             Attn: MF Dept. A88-4   Record Holder
                         P.O. Box 8900
                         Calabasas, CA 91372
                         Wells Fargo Bank       Service Class       7.47%     1.63%      1.234%
                         FBO Choicemaster       Record Holder
                         Attn: Mutual Funds
                         P.O.Box 9800
                         Calabasas, CA 91372
Treasury Money Market    Hare & Co.             Class E Record    100.00%    44.69%     33.859%
 Mutual Fund             Bank of New York       Holder
                         One Wall Stgreet, 2nd
                         Fl
                         Attn: Stif/Master
                         Note
                         New York, NY 10286

  For purposes of the 1940 Act, any person who owns directly or though one or more controlled companies more than 25 percent of the voting securities of a Fund or class is presumed to "control" such Fund or class.

                                  APPENDIX VI

                             STAGECOACH FUNDS, INC.

                               DISTRIBUTION PLAN
                                 CLASS C SHARES


  WHEREAS, Stagecoach Funds, Inc. ("Company") is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended ("Act"); and

  WHEREAS, the Company desires to adopt a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Act on behalf of the Class C Shares of each Fund listed on the attached Appendix A as it may be amended from time to time (each, a "Fund" and, collectively, the "Funds") and the Board of Directors, including a majority of the Qualified Directors (as defined below), has determined that there is a reasonable likelihood that adoption of the Plan will benefit each Fund and its Class C shareholders;

  NOW THEREFORE, each Fund hereby adopts the Plan in accordance with Rule 12b-1 under the Act on the following terms and conditions:

  SECTION 1. Pursuant to the Plan, the Company may pay to Stephens Inc. ("Distributor"), as compensation for distribution-related services provided, or reimbursement for distribution-related expenses incurred, a monthly fee at annual rates as set forth on Appendix A. The actual fee payable to the Distributor shall, within such limit, be determined from time to time by mutual agreement between the Company and the Distributor. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. The Distributor may retain any portion of the total distribution fee payable hereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

  SECTION 2. The Plan (and each related agreement) will, unless earlier terminated in accordance with its terms, remain in effect from year to year after the first anniversary of its effectiveness if such continuance is specifically approved at least annually by vote of a majority of both (a) the Directors of the Company and (b) the Qualified Directors, cast in person at a meeting (or meetings) called for the purpose of voting on such approval.

  SECTION 3. The Company shall provide to the Company's Board of Directors and the Directors shall review, at least quarterly, a written report of the amounts expended by the Company under the Plan and each related agreement and the purposes for which such expenditures were made.

  SECTION 4. The Plan may be terminated at any time by vote of a majority of the Qualified Directors or by vote of a majority of the outstanding voting securities of Class C Shares of the Fund.

  SECTION 5. All agreements related to the Plan shall be in writing and shall be approved by vote of a majority of both (a) the Directors of the Company and
(b) the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. Any agreement related to the Plan shall provide:

    A. That such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Qualified Directors or by vote of a majority of the outstanding voting securities of Class C Shares of the Fund, on not more than 60 days' written notice to any other party to the agreement; and

    B. That such agreement shall terminate automatically in the event of its "assignment" (as defined below).

  SECTION 6. The Plan may not be amended to increase materially the amount that may be expended by the Fund pursuant to the Plan without the approval by a vote of a majority of the outstanding voting securities of

Class C Shares of the Fund, and no material amendment to the Plan shall be made unless approved by vote of a majority of both (a) the Directors of the Company and (b) the Qualified Directors, cast in person at a meeting (or meetings) called for the purpose of voting on such approval.

  SECTION 7. While the Plan is in effect, the selection and nomination of each Director who is not an "interested person" (as defined below) of the Company shall be committed to the discretion of the Directors who are not interested persons.

  SECTION 8. To the extent any payments made by the Fund pursuant to a Servicing Agreement are deemed to be payments for the financing of any activity primarily intended to result in the sale of Class C Shares within the context of Rule 12b-1 under the Act, such payments shall be deemed to have been approved pursuant to this Plan. Notwithstanding anything herein to the contrary, the Fund shall not be obligated to make any payments under this Plan that exceed the maximum amounts payable under Rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc.

  SECTION 9. The Company shall preserve copies of the Plan, each related agreement and each report made pursuant to Section 4 hereof, for a period of not less than six years from the date of the Plan, such agreement or such report, as the case may be, the first two years in an easily accessible place.

  SECTION 10. As used in the Plan, (a) the terms "assignment," "interested person" and "vote of a majority of the outstanding voting securities" shall have the respective meanings specified in the Act and the rules and regulations thereunder, subject to such exemption as may be granted by the Securities and Exchange Commission and (b) the term "Qualified Directors" shall mean the Directors of the Company who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan.

Dated: July 23, 1997

                                   APPENDIX A

                     FUND NAME                      CURRENT FEE * PROPOSED FEE *
                     ---------                      ------------- --------------
California Tax-Free Bond Fund......................     0.50%          0.75%
Ginnie Mae (U.S. Government Income) Fund...........     0.50%          0.75%
National Tax-Free Fund.............................     0.50%          0.75%

--------

* Expressed as a percentage of average daily net assets of the Class C shares.

Approved by the Board of Directors: July 23, 1997

                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 10, 1997


                         OVERLAND EXPRESS FUNDS, INC.
                   c/o Overland Express Shareholder Services
                                P.O. Box 63084
                           San Francisco, CA  94163
                                1-800-552-9612

                            STAGECOACH FUNDS, INC.
                      c/o Stagecoach Shareholder Services
                            Wells Fargo Bank, N.A.
                                 P.O. Box 7066
                         San Francisco, CA  94120-7066
                                1-800-222-8222


                     NOVEMBER 20, 1997 SPECIAL MEETING OF
                 SHAREHOLDERS OF OVERLAND EXPRESS FUNDS, INC.


     This Statement of Additional Information sets forth certain additional information about Overland and Stagecoach. This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus, also dated October 10, 1997, for the Special Meeting of Shareholders of Overland Express Funds, Inc. to be held on November 20, 1997. Copies of the Proxy/Prospectus may be obtained at no charge by calling 1-800-552-9612 or writing Overland at the address above.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.
The Proxy/Prospectus and this Statement of Additional Information are sometimes referred to together as the "Voting Materials."


                    INCORPORATION OF DOCUMENTS BY REFERENCE
                  IN THIS STATEMENT OF ADDITIONAL INFORMATION

     Further information about the Overland Portfolios and Stagecoach Funds is contained in other documents previously filed with the SEC. These documents are incorporated herein by reference to the statements of additional information listed below.

     STAGECOACH
     ----------

     Further information about Class A shares of the Stagecoach Aggressive Growth and Small Cap Funds is contained in and incorporated by reference to the statement of additional information for the Class A shares of such Funds dated February 1, 1997. Further information about Class A shares of the Stagecoach Ginnie Mae Fund is contained in and incorporated by reference to the statement of additional information for the Class A shares of such Fund dated February 1, 1997. Further information about Class A shares of the Stagecoach California Tax-Free Bond, National Tax-Free, Prime Money Market Mutual and Treasury Money Market Mutual Funds is contained in and incorporated by reference to the statement of additional information for the Class A shares of such Funds dated February 1, 1997. Further information about shares of the Stagecoach California Tax-Free Money Market Mutual Fund is contained in and incorporated by reference to the statement of additional information for shares of such Fund dated February 1, 1997.

     Further information about Class C shares of the Stagecoach Small Cap Fund is contained in and incorporated by reference to the statement of additional information for the Class C shares of such Fund dated October 6, 1997. Further information about Class C shares of the Stagecoach Aggressive Growth Fund is contained in and incorporated by reference to the statement of additional information for the Class C shares of such Fund dated October 6, 1997. Further information about Class C shares of the Stagecoach Ginnie Mae Fund is contained in and incorporated by reference to the statement of additional information for the Class C shares of such Fund dated October 6, 1997. Further information about Class C shares of the Stagecoach California Tax-Free Bond and National Tax-Free Funds is contained in and incorporated by reference to the statement of additional information for the Class C shares of such Funds dated October 6, 1997.

     Further information about Administrative Class shares of the Stagecoach Prime Money Market Mutual and Treasury Money Market Mutual Funds is contained in and incorporated by reference to the statement of additional information for the Administrative Class shares of such Funds dated October 6, 1997.

     Further information about Institutional Class shares of the Stagecoach National Tax-Free Money Market Mutual Fund is contained in and incorporated by reference to the statement of additional information for the Institutional Class shares of such Fund dated October 6, 1997.

     Information contained in said statements of additional information under "Additional Permitted Investment Activities," "Management" (as to Directors and Officers, investment adviser, administrators, distributor and shareholder servicing agents), "Portfolio Transactions," "Performance Calculations" and "Capital Stock" is generally applicable with regard to the New Stagecoach Funds.

     The audited financial statements, financial highlights and related independent auditors' report for the Stagecoach Small Cap, Aggressive Growth, California Tax-Free Bond, National Tax-Free, Ginnie Mae, California Tax-Free Money Market Mutual, Prime Money Market Mutual, National

Tax-Free Money Market Mutual, Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Income, Corporate Stock, Diversified Income, Equity Value, Government Money Market Mutual, Growth and Income, Intermediate Bond, Money Market Mutual, Money Market Trust, Oregon Tax-Free, Short-Intermediate U.S. Government Income, U.S. Government Allocation and Treasury Money Market Mutual Funds contained in the Annual Reports for the fiscal period ended March 31, 1997 are hereby incorporated by reference to the Stagecoach Annual Reports filed with the SEC on June 4, 1997 pursuant to Rule 30b2-1 of the 1940 Act. No other parts of the Annual Report are incorporated herein by reference.


     OVERLAND
     --------

     Further information about Class A and Class D shares of the Overland California Tax-Free Bond, Index Allocation and U.S. Government Income Funds is incorporated by reference to the statement of additional information for the Class A and Class D shares of such Funds dated May 1, 1997. Further information about Class A and Class D shares of the Overland Municipal Income Fund is incorporated by reference to the statement of additional information for the Class A and Class D shares of such Fund dated May 1, 1997. Further information about Class A and Class D shares of the Overland Small Cap Strategy Fund is contained in and incorporated by reference to the statement of additional information for the Class A and Class D shares of such Fund dated May 1, 1997. Further information about Class A and Class D shares of the Overland Strategic Growth Fund is contained in and incorporated by reference to the statement of additional information for the Class A and Class D shares of such Fund dated May 1, 1997. Further information about Class A and Class D shares of the Overland Variable Rate Government Fund is contained in and incorporated by reference to the statement of additional information for the Class A and Class D share of such Fund dated May 1, 1997.

     Further information about Class A and Institutional Class shares of the Overland Money Market and U.S. Treasury Money Market Funds, and about the single class shares of the Overland California Tax-Free Money Market Fund, is contained in and incorporated by reference to the statement of additional information for the Class A, Institutional Class and single class shares of such Funds dated May 1, 1997. Further information about shares of the Overland National Tax-Free Institutional Money Market Fund is contained in and incorporated by reference to the statement of additional information for shares of such Fund dated May 1, 1997.

     Further information about shares of the Overland Sweep Fund is contained in and incorporated by reference to the statement of additional information for shares of such Fund dated May 1, 1997. Further information about shares of the Overland Short-Term Government-Corporate Income and Short-Term Municipal Income Fund is contained in and incorporated by reference to the statement of additional information for shares of such Funds dated May 1, 1997.

     The audited financial statements, financial highlights and related independent auditors' report for the Overland Small Cap Strategy, Strategic Growth, California Tax-Free Bond, Municipal Income, U.S. Government Income, California Tax-Free Money Market, Money Market, National Tax-Free Institutional Money Market, U.S. Treasury Money Market, Index Allocation, Short-Term Government-Corporate Income, Short-Term Municipal Income, Variable Rate Government and Overland Sweep Funds contained in the Annual Reports for the period ended December 31, 1996 are hereby incorporated by reference to the Overland Annual Reports filed with the SEC on March 11, 1997 pursuant to Rule 30b2-1 of the 1940 Act. No other parts of the Annual Reports are incorporated herein by reference.

     The unaudited financial statements and financial highlights for the Overland Small Cap Strategy, Strategic Growth, California Tax-Free Bond, Municipal Income, U.S. Government Income, California Tax-Free Money Market, Money Market, National Tax-Free Institutional Money Market, U.S. Treasury Money Market, Index Allocation, Short-Term Government-Corporate Income, Short-Term Municipal Income, Variable Rate Government and Overland Sweep Funds contained in the Semi-Annual Reports for the period ended June 30, 1997 are hereby incorporated by reference to the Overland Semi-Annual Reports filed with the SEC on or about September 3, 1997 pursuant to Rule 30b1-1 of the 1940 Act. No other parts of the Semi-Annual Reports are incorporated herein by reference.

                               TABLE OF CONTENTS
                               -----------------

                                                                           Page
                                                                           ----
General Information......................................................   6
     Table I -- Portfolios and Corresponding Funds.......................   6
Exhibit I -- Pro Forma Financial Statements..............................   I-1

                              GENERAL INFORMATION

     ABOUT THE PROPOSED CONSOLIDATION.
     --------------------------------

     The shareholders of Overland are being asked to approve the Consolidation Agreement between Overland and Stagecoach and the transactions contemplated thereby. The Consolidation Agreement is subject to a number of conditions with respect to each Overland Fund, including shareholder approval. The Consolidation Agreement contemplates that all of the assets and stated liabilities of the Overland Portfolios will be transferred to corresponding Stagecoach Funds in exchange for full and fractional shares of the corresponding Stagecoach Funds as shown in the following table.

                                    TABLE I
                      PORTFOLIOS AND CORRESPONDING FUNDS

  -------------------------------------------------------------------------------------------
               OVERLAND                              CORRESPONDING STAGECOACH
         PORTFOLIO/SHARE CLASS                            FUND/SHARE CLASS
         ---------------------                       ------------------------
  -------------------------------------------------------------------------------------------
      Small Cap Strategy Fund --                  Small Cap Fund --
         Class A Shares                             Class A Shares
  -------------------------------------------------------------------------------------------
      Small Cap Strategy Fund --                  Small Cap Fund --
         Class D Shares                             Class C Shares
  -------------------------------------------------------------------------------------------
      Strategic Growth Fund --                    Aggressive Growth Fund --
         Class A Shares                             Class A Shares
  -------------------------------------------------------------------------------------------
      Strategic Growth Fund --                    Aggressive Growth Fund --
         Class D Shares                             Class C Shares
  -------------------------------------------------------------------------------------------
      California Tax-Free Bond Fund --            California Tax-Free Bond Fund --
         Class A Shares                             Class A Shares
  -------------------------------------------------------------------------------------------
      California Tax-Free Bond Fund --            California Tax-Free Bond Fund --
         Class D Shares                             Class C Shares
  -------------------------------------------------------------------------------------------
      Municipal Income Fund --                    National Tax-Free Fund --
         Class A Shares                             Class A Shares
  -------------------------------------------------------------------------------------------
      Municipal Income Fund --                    National Tax-Free Fund --
        Class D Shares                              Class C Shares
  -------------------------------------------------------------------------------------------
      U.S. Government Income Fund --              Ginnie Mae (U.S. Government Income) Fund
         Class A Shares                             Class A Shares
  -------------------------------------------------------------------------------------------

      U.S. Government Income Fund --              Ginnie Mae (U.S. Government Income) Fund
         Class D Shares                             Class C Shares
  -------------------------------------------------------------------------------------------

  -------------------------------------------------------------------------------------------
               OVERLAND                              CORRESPONDING STAGECOACH
         PORTFOLIO/SHARE CLASS                            FUND/SHARE CLASS
         ---------------------                       ------------------------
  -------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------
      California Tax-Free Money Market            California Tax-Free Money Market Mutual
                                                    Fund
  -------------------------------------------------------------------------------------------
      Money Market Fund --                        Prime Money Market Mutual Fund --
         Class A Shares                             Class A Shares
  -------------------------------------------------------------------------------------------
      Money Market Fund --                        Prime Money Market Mutual Fund --
         Institutional Shares                       Administrative Class Shares
  -------------------------------------------------------------------------------------------
      National Tax-Free Institutional Money       National Tax-Free Money Market Mutual Fund
         Market Fund --                             -- Institutional Class Shares

  -------------------------------------------------------------------------------------------
      U.S. Treasury Money Market Fund --          Treasury Money Market Mutual Fund --
         Class A Shares                             Class A Shares
  -------------------------------------------------------------------------------------------
      U.S. Treasury Money Market Fund --          Treasury Money Market Mutual Fund --
         Institutional Shares                       Administrative Class Shares
  -------------------------------------------------------------------------------------------
      Index Allocation Fund --                    Index Allocation Fund --
         Class A Shares                             Class A Shares
  -------------------------------------------------------------------------------------------
      Index Allocation Fund --                    Index Allocation Fund --
         Class D Shares                             Class C Shares
  -------------------------------------------------------------------------------------------
      Short-Term Government-Corporate Income      Short-Term Government-Corporate Income
         Fund                                       Fund
  -------------------------------------------------------------------------------------------
      Short-Term Municipal Income Fund            Short-Term Municipal Income Fund
  -------------------------------------------------------------------------------------------
      Variable Rate Government Fund --            Variable Rate Government Fund --
         Class A Shares                             Class A Shares
  -------------------------------------------------------------------------------------------
      Variable Rate Government Fund               Variable Rate Government Fund --
         Class D Shares                             Class C Shares
  -------------------------------------------------------------------------------------------
      Overland Sweep Fund                         Stagecoach Overland Express Sweep Fund
  -------------------------------------------------------------------------------------------

     The shares issued by Stagecoach will have an aggregate value equal to the aggregate value of the shares of the respective Overland Portfolios that are outstanding immediately before the Closing.

     After the transfer of their assets and liabilities in exchange for Stagecoach Fund shares, the Overland Portfolios will distribute the shares of the Stagecoach Funds to their shareholders in liquidation of the Overland Portfolios. Each shareholder owning shares of a particular Overland Portfolio at the Closing will receive shares of the designated class of the corresponding

Stagecoach Fund (as specified in the foregoing table) of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on shares of Overland Portfolios.

     Stagecoach will establish an account for each former shareholder of the Overland Portfolios reflecting the appropriate number of Stagecoach Fund shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by Overland for each shareholder. Upon completion of the Consolidation, Overland will wind up its affairs, and be deregistered as an investment company under the 1940 Act.

     For further information about the Consolidation, see the Proxy/Prospectus.

     ABOUT THE PROPOSED RULE 12B-1 FEE INCREASE.
     ------------------------------------------

     Class D shareholders of the Overland California Tax-Free Bond, Municipal Income and U.S. Government Income Funds are being asked to authorize the Overland Board of Directors to vote Fund shares to approve an 0.25% increase in the maximum Rule 12b-1 distribution fee payable by the Class C shares of the corresponding Stagecoach Funds.

     For further information, see the Proxy/Prospectus.

     INTRODUCTORY NOTE TO PRO FORMA FINANCIAL INFORMATION

     The following unaudited pro forma financial information gives effect to the proposed transfer of the assets and liabilities of the Overland Portfolios and Stagecoach Funds listed under Table 1 of this Statement of Additional Information, accounted for as if each transfer had occurred as of June 30, 1997 and as if the Funds had operated for the periods then ended. However, it is possible that one or more of the Overland Portfolios will not approve the merger, in which case the resulting Stagecoach Fund or Funds will be comprised of only those Overland Portfolios that approve the merger. In addition, the pro forma combining statements have been prepared based upon the proposed fee and expense structure of the surviving Stagecoach Funds. The statements do not reflect the effect of proposed differing investment objectives and policies of certain of the Overland Portfolios and Stagecoach Funds.

     The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Overland Portfolios and Stagecoach Funds incorporated by reference in this Statement of Additional Information. Each combination of the above Portfolios and Funds will be accounted for as a tax-free reorganization. For more information concerning this aspect of the Consolidation, see "About the Proposed Consolidation-Federal Income Tax Consequences," in the Proxy/Prospectus.

Stagecoach Funds - California Tax-Free Bond Fund
Pro Forma Combining Statement of Assets and Liabilities (Unaudited)
June 30, 1997

                                                                                                                  Stagecoach
                                                                                                                  California
                                                    Overland Express         Stagecoach                             Tax-Free
                                                          California         California                            Bond Fund
                                                            Tax-Free           Tax-Free     Pro Forma              Pro Forma
                                                           Bond Fund          Bond Fund   Adjustments               Combined
                                                    -----------------   ----------------  ------------      -----------------
ASSETS
Investments:
     In securities, at market value(see cost below) $    226,553,563    $    420,511,986                    $    647,065,549
     Cash                                                      1,730               1,372                               3,102
Receivables:
     Dividends and interest                                3,702,342           6,620,920                          10,323,262
     Fund shares sold                                            205             215,710                             215,915
     Due from Wells Fargo Bank/Stephens Inc.                       0                   0         713 (e)                 713
Organization expenses, net of amortization                       713                   0        (713)(e)                   0
Prepaid expenses                                              185,620             15,050                             200,670
Total Assets                                              230,444,173        427,365,038                         657,809,211

LIABILITIES
Payables:
     Distribution to shareholders                             890,778          1,628,339                           2,519,117
     Fund shares redeemed                                      12,131                  0                              12,131
     Due to sponsor and distributor                             7,357            377,279                             384,636
     Due to advisor                                           129,648            105,039                             234,687
Other                                                          28,729            409,334                             438,063
Total Liabilities                                           1,068,643          2,519,991                           3,588,634

TOTAL NET ASSETS                                     $    229,375,530   $    424,845,047                    $    654,220,577

NET ASSETS CONSIST OF:
Paid-in capital                                      $    220,195,791   $    411,861,598                    $    632,057,389
Undistributed net realized gain(loss)
     on investments                                           258,265         (2,085,907)                         (1,727,642)
Net unrealized appreciation
     of investments                                         8,821,474         15,069,356                          23,890,830
TOTAL NET ASSETS                                     $    229,375,530   $    424,845,047                    $    654,220,577

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                 $    223,651,118   $    280,343,220                    $    503,994,338
Shares outstanding - Class A                               21,214,728         25,594,693    (794,341)(a)          46,015,080
Net asset value per share - Class A                  $          10.54   $          10.95                    $          10.95
Maximum offering price per share - Class A           $          11.04   $          11.47                    $          11.47
Net Assets - Class B                                                    $     55,046,877                    $     55,046,877
Shares outstanding - Class B                                                   4,930,550                           4,930,550
Net asset value and offering price per
     share - Class B                                                    $          11.16                    $          11.16
Net Assets - Class C                                                                       5,724,412 (f)    $      5,724,412
Shares outstanding - Class C                                                                 512,769 (a),(c)         512,769
Net asset value and offering price per
     share - Class C                                                                                        $          11.16
Net Assets - Class D                                        5,724,412                     (5,724,412) (f)
Shares outstanding - Class D                                  415,880                       (415,880) (d)
Net asset value and offering price per
     share - Class D                                 $          13.76
Net Assets - Institutional Class                                        $     89,454,950                    $     89,454,950
Shares outstanding - Institutional Class                                       8,147,207                           8,147,207
Net asset value and offering price per
     share - Institutional Class                                        $          10.98                    $          10.98

INVESTMENT AT COST                                   $    217,732,089   $    405,442,630                    $    623,174,719
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Stagecoach Funds - California Tax-Free Bond Fund
Pro Forma Combining Statement of Operations (Unaudited)
For the Year Ended June 30, 1997

                                                                                                                          Stagecoach
                                                                                                                 California Tax-Free
                                                Overland Express                Stagecoach                                 Bond Fund
                                             California Tax-Free       California Tax-Free        Pro Forma                Pro Forma
                                                       Bond Fund                 Bond Fund      Adjustments                 Combined
                                           ---------------------  ------------------------  ---------------    ---------------------
INVESTMENT INCOME
  Interest                                  $         14,091,728      $         23,566,730                     $         37,658,458
Total Investment Income                               14,091,728                23,566,730                               37,658,458

Expenses:
 Advisory fees                                         1,207,296                 2,042,273                                3,249,569
 Administration fees                                     312,363                   174,992        (208,977) (b)             278,378
 Custody fees                                             43,238                    71,672          (1,224) (b)             113,686
 Shareholder servicing fees                               15,778                 1,212,237         713,797  (b)           1,941,812
 Portfolio accounting fees                               110,185                   143,674         (61,500) (b)             192,359
 Transfer agency fees                                    282,056                   330,786                                  612,842
 Distribution fees                                        31,805                   452,522         134,750  (b)             619,077
 Amortization of organization expenses                     1,170                     2,532            (457) (e)               3,245
 Legal and audit fees                                     16,488                    70,906         (11,542) (b)              75,852
 Registration fees                                         3,289                    60,678          (2,631) (b)              61,336
 Directors' fees                                           4,719                     4,821                                    9,540
 Shareholder reports                                      35,590                    56,189         (28,472) (b)              63,307
 Other                                                    23,942                    70,155                                   94,097
Total Expenses                                         2,087,919                 4,693,437         533,744                7,315,100
Less:
   Waived fees and reimbursed expenses                  (286,561)               (1,630,630)       (533,744)              (2,450,935)
NET EXPENSES                                           1,801,358                 3,062,807                                4,864,165
NET INVESTMENT INCOME                                 12,290,370                20,503,923                               32,794,293

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
 Net realized gain on sale of investments                975,214                 1,907,353                                2,882,567
 Net change in unrealized appreciation
   of investments                                      6,329,954                10,202,392                               16,532,346
NET GAIN ON INVESTMENTS                                7,305,168                12,109,745                               19,414,913
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                  $         19,595,538      $         32,613,668                     $         52,209,206
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

(a) Reflects new shares issued, net of retired shares of respective Overland Portfolio.
(b) Reflects adjustment in expenses due to elimination of duplicate services and/or effect of proposed contract rate.
(c) The Class C share's net asset value has been presented to be the same as Class B.
(d) Reflects retired shares of respective Overland Portfolio.

(e) Wells Fargo Bank and Stephens Inc. will absorb the balance of unamortized organizational costs from the non-surviving entity.

(f) Reflects proposed transfer of net assets as a result of the Consolidation.

Stagecoach Funds - California Tax-Free Money Market Mutual Fund
Pro Forma Combining Statement of Assets and Liabilities (Unaudited) For the Year Ended June 30, 1997

                                                                                                                         Stagecoach
                                                                                                                         California
                                                                                      Stagecoach                           Tax-Free
                                                                                      California                       Money Market
                                                             Overland Express           Tax-Free                        Mutual Fund
                                                          California Tax-Free       Money Market      Pro Forma           Pro Forma
                                                            Money Market Fund        Mutual Fund    Adjustments            Combined
                                                          --------------------  -----------------  -------------  ------------------
ASSETS
Investments:
     In securities, at market value and identified cost      $    403,037,419    $ 1,407,913,633                  $   1,810,951,052
     Cash                                                          45,810,755          3,694,384                         49,505,139
Receivables:
     Dividends and interest                                         3,011,219         10,303,872                         13,315,091
     Investment securities sold                                    20,000,000         71,985,000                         91,985,000
Prepaid expenses                                                        5,832             16,899                             22,731
Total Assets                                                      471,865,225      1,493,913,788                      1,965,779,013

LIABILITIES
Payables:
     Investment securities purchased                               40,715,770        139,934,679                        180,650,449
     Distribution to shareholders                                   1,065,215          3,360,671                          4,425,886
     Due to sponsor and distributor                                   469,644            433,665                            903,309
     Due to adviser                                                   188,092            742,431                            930,523
Other                                                                  54,382            103,656                            158,038
Total Liabilities                                                  42,493,103        144,575,102                        187,068,205

TOTAL NET ASSETS                                             $    429,372,122    $ 1,349,338,686                    $ 1,778,710,808

NET ASSETS CONSIST OF:
Paid-in capital                                              $    429,435,894    $ 1,349,522,963                    $ 1,778,958,857
Undistributed net realized gain(loss)
     on investments                                                   (63,772)          (184,277)                          (248,049)
TOTAL NET ASSETS                                             $    429,372,122     $1,349,338,686                    $ 1,778,710,808

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets                                                   $    429,372,122    $ 1,349,338,686                    $ 1,778,710,808
Shares outstanding                                                429,435,202      1,349,528,462                      1,778,963,664
Net asset value and offering price per share                 $           1.00    $          1.00                    $          1.00
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Stagecoach Funds - California Tax-Free Money Market Mutual Fund
Pro Forma Combining Statement of Operations (Unaudited)
For the Year Ended June 30, 1997

                                                                                                                       Stagecoach
                                                                                                              California Tax-Free
                                                                                 Stagecoach                          Money Market
                                                      Overland Express  California Tax-Free                           Mutual Fund
                                                   California Tax-Free         Money Market      Pro Forma              Pro Forma
                                                     Money Market Fund          Mutual Fund    Adjustments               Combined
                                                   -------------------- --------------------  -------------  ---------------------
INVESTMENT INCOME
  Interest                                          $       12,913,058   $       44,109,761                   $        57,022,819
Total Investment Income                                     12,913,058           44,109,761                            57,022,819

Expenses:
  Advisory fees                                              1,671,875            6,343,902       196,541 (a)           8,212,318
  Administration fees                                          243,017              545,747       (84,841)(a)             703,923
  Custody fees                                                  69,799              220,235        (3,697)(a)             286,337
  Shareholder servicing fees                                         0            3,806,341     1,121,050 (a)           4,927,391
  Portfolio accounting fees                                    135,718              315,166       (61,500)(a)             389,384
  Transfer agency fees                                         185,833            1,010,330                             1,196,163
  Distribution fees                                                  0              306,849       186,842 (a)             493,691
  Amortization of organization expenses                              0                2,560                                 2,560
  Legal and audit fees                                          50,765               86,241       (35,536)(a)             101,470
  Registration fees                                              1,899              199,523        (1,519)(a)             199,903
  Directors' fees                                                5,247                4,648                                 9,895
  Shareholder reports                                              275              132,326          (220)(a)             132,381
  Other                                                         51,669               95,931                               147,600
Total Expenses                                               2,416,097           13,069,799     1,317,120              16,803,016
Less:
      Waived fees and reimbursed expenses                      (77,042)          (4,822,133)   (1,317,120)             (6,216,295)
NET EXPENSES                                                 2,339,055            8,247,666                            10,586,721
NET INVESTMENT INCOME                                       10,574,003           35,862,095                            46,436,098

REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS
  Net realized gain(loss) on sale of investment                 (5,106)            (139,356)                             (144,462)
NET GAIN(LOSS) ON INVESTMENTS                                   (5,106)            (139,356)                             (144,462)
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                          $       10,568,897   $       35,722,739                   $        46,291,636

--------------------------------------------------------------------------------
See accompanying notes to pro forma financial statements.

(a) Reflects adjustment in expenses due to elimination of duplicate services and/or effect of proposed contract rate.

Stagecoach Funds - National Tax-Free Fund
Pro Forma Combining Statement of Assets and Liabilities (Unaudited)
June 30, 1997

                                                                                                                  Stagecoach
                                                                                                                    National
                                                       Overland Express      Stagecoach                        Tax-Free Fund
                                                              Municipal        National     Pro Forma              Pro Forma
                                                            Income Fund   Tax-Free Fund   Adjustments               Combined
                                                       -----------------  --------------  ------------         --------------
ASSETS
Investments:
     In securities, at market value (see cost below)      $   48,943,823  $   11,311,884                       $  60,255,707
     Cash                                                          1,240           1,173                               2,413
Receivables:
     Dividends and interest                                      815,373         208,695                           1,024,068
     Fund shares sold                                                  0         248,250                             248,250
     Due from Wells Fargo Bank/Stephens Inc.                           0           4,896        4,099  (e)             8,995
Organization expenses, net of amortization                         4,099           1,783       (4,099) (e)             1,783
Prepaid expenses                                                     514          15,002                              15,516
Total Assets                                                  49,765,049      11,791,683                          61,556,732

LIABILITIES
Payables:
     Distribution to shareholders                                212,174          45,547                             257,721
     Fund shares redeemed                                          1,707               0                               1,707
     Due to sponsor and distributor                               47,194             196                              47,390
     Due to advisor                                               18,534               0                              18,534
Other                                                            118,000          30,561                             148,561
Total Liabilities                                                397,609          76,304                             473,913

TOTAL NET ASSETS                                          $   49,367,440  $   11,715,379                       $  61,082,819

NET ASSETS CONSIST OF:
Paid-in capital                                           $   50,688,690  $   11,495,462                       $  62,184,152
Undistributed net realized gain(loss)
     on investments                                           (4,016,248)        (20,714)                         (4,036,962)
Net unrealized appreciation
     of investments                                            2,694,998         240,631                           2,935,629
TOTAL NET ASSETS                                          $   49,367,440  $   11,715,379                       $  61,082,819

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                      $   40,762,763  $    4,452,314                       $  45,215,077
Shares outstanding - Class A                                   3,780,372         287,223   (1,151,184) (a)         2,916,411
Net asset value per share - Class A                       $        10.78  $        15.50                       $       15.50
Maximum offering price per share - Class A(1)             $        11.11  $        16.23                       $       16.23
Net Assets - Class B                                                      $      229,429                       $     229,429
Shares outstanding - Class B                                                      22,441                              22,441
Net asset value and offering price per
     share - Class B                                                      $        10.22                       $       10.22
Net Assets - Class C                                                                        8,604,677 (f)      $   8,604,677
Shares outstanding - Class C                                                                  841,836 (a),(c)        841,836
Net asset value and offering price per
     share - Class C                                                                                           $       10.22
Net Assets - Class D                                           8,604,677                   (8,604,677)(f)
Shares outstanding - Class D                                     589,285                     (589,285)(d)
Net asset value and offering price per
     share - Class D                                      $        14.60
Net Assets - Institutional Class                                          $    7,033,636                       $   7,033,636
Shares outstanding - Institutional Class                                         453,899                             453,899
Net asset value and offering price per
     share - Institutional Class                                          $        15.50                       $       15.50

INVESTMENT AT COST                                        $   46,248,825  $   11,071,253                       $  57,320,078
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Stagecoach Funds - National Tax-Free Fund
Pro Forma Combining Statement of Operations (Unaudited)
For the Year Ended June 30, 1997

                                                                                                     Stagecoach
                                                                                                       National
                                              Overland Express     Stagecoach                     Tax-Free Fund
                                                     Municipal       National      Pro Forma          Pro Forma
                                                   Income Fund  Tax-Free Fund    Adjustments           Combined
                                              ----------------  -------------    -----------      -------------
INVESTMENT INCOME
  Interest                                       $   3,491,421    $   631,484                      $ 4,122,905
Total Investment Income                              3,491,421        631,484                        4,122,905

Expenses:
  Advisory fees                                        274,090         60,491                          334,581
  Administration fees                                   53,674          8,920        (23,141)(b)        39,453
  Custody fees                                           9,744          2,144           (160)(b)        11,728
  Shareholder servicing fees                            25,127         23,572        115,937 (b)       164,636
  Portfolio accounting fees                             56,329         38,523        (35,009)(b)        59,843
  Transfer agency fees                                  91,377         10,978        (35,644)(b)        66,711
  Distribution fees                                    119,696          2,152        (21,240)(b)       100,608
  Amortization of organization expenses                  3,725         18,640            374 (e)        22,739
  Legal and audit fees                                  28,486         24,655        (19,940)(b)        33,201
  Registration fees                                     35,591         20,003        (28,473)(b)        27,121
  Directors' fees                                        4,992          7,913                           12,905
  Shareholder reports                                   39,765         15,844        (31,812)(b)        23,797
  Other                                                 16,101          8,381                           24,482
Total Expenses                                         758,697        242,216        (79,108)          921,805
Less:
      Waived fees and reimbursed expenses             (248,200)      (197,980)        79,108          (367,072)
NET EXPENSES                                           510,497         44,236                          554,733
NET INVESTMENT INCOME                                2,980,924        587,248                        3,568,172

REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS
  Net realized gain(loss) on sale of investments      (210,605)        28,607                         (181,998)
  Net change in unrealized appreciation
       of investments                                1,358,800        102,487                        1,461,287
NET GAIN ON INVESTMENTS                              1,148,195        131,094                        1,279,289
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                       $   4,129,119    $   718,342                      $ 4,847,461
---------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

(a) Reflects new shares issued, net of retired shares of respective Overland Portfolio.
(b) Reflects adjustment in expenses due to elimination of duplicate services and/or effect of proposed contract rate.
(c) The Class C share's net asset value has been presented to be the same as Class B.
(d)  Reflects retired shares of respective Overland Portfolio.
(e) Wells Fargo Bank and Stephens Inc. will absorb the balance of unamortized organizational costs from the non-surviving entity.
(f)  Reflects proposed transfer of net assets as a result of the Consolidation.

Stagecoach Funds - National Tax-Free Money Market Mutual Fund
Pro Forma Combining Statement of Assets and Liabilities (Unaudited)
June 30, 1997


                                                                                                                       Stagecoach
                                                                                                                         National
                                                                                                                         Tax-Free
                                                           Overland Express         Stagecoach                       Money Market
                                                          National Tax-Free  National Tax-Free                        Mutual Fund
                                                              Institutional       Money Market     Pro Forma            Pro Forma
                                                          Money Market Fund        Mutual Fund   Adjustments             Combined
                                                          ------------------ ------------------ ------------        --------------
ASSETS
Investments:
     In securities, at market value and identified cost   $      89,821,675  $      20,685,747                      $ 110,507,422
Receivables:
     Dividends and interest                                         169,264             95,663                            264,927
     Due from Wells Fargo Bank/Stephens Inc.                          1,753                  0       31,951 (b)            33,704
Organization expenses, net of amortization                           31,951             29,585      (31,951)(b)            29,585
Prepaid expenses                                                      1,024             42,631                             43,655
Total Assets                                                     90,025,667         20,853,626                        110,879,293

LIABILITIES
Payables:
     Distribution to shareholders                                   167,781             79,611                            247,392
     Due to sponsor and distributor                                     943              4,500                              5,443
     Due to advisor                                                       0              4,815                              4,815
Other                                                                13,333             26,302                             39,635
Total Liabilities                                                   182,057            115,228                            297,285

TOTAL NET ASSETS                                          $      89,843,610     $   20,738,398                      $ 110,582,008

NET ASSETS CONSIST OF:
Paid-in capital                                           $      89,849,961     $   20,738,834                      $ 110,588,795
Undistributed net realized gain(loss)
     on investments                                                  (6,351)              (436)                            (6,787)
TOTAL NET ASSETS                                          $      89,843,610     $   20,738,398                      $ 110,582,008

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                                            $   20,738,398                      $  20,738,398
Shares outstanding - Class A                                                        20,738,354                         20,738,354
Net asset value and offering price per share - Class A                          $         1.00                      $        1.00
Net Assets - Institutional Class                          $      89,843,610                                         $  89,843,610
Shares outstanding - Institutional Class                         89,850,442                                            89,850,442
Net asset value and offering price per
     share - Institutional Class                          $            1.00                                         $        1.00
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Stagecoach Funds - National Tax-Free Money Market Mutual Fund
Pro Forma Combining Statement of Operations (Unaudited)
For the Year Ended June 30, 1997


                                                                                                                        Stagecoach
                                                                                                                 National Tax-Free
                                                          Overland Express          Stagecoach                        Money Market
                                                         National Tax-Free   National Tax-Free                         Mutual Fund
                                                             Institutional        Money Market      Pro Forma            Pro Forma
                                                         Money Market Fund         Mutual Fund    Adjustments             Combined
                                                         ------------------  ------------------   ------------   ------------------
INVESTMENT INCOME
  Interest allocated from Master Portfolio                $      2,289,074    $        547,337                    $      2,836,411
  Net expenses allocated from Master Portfolio                    (169,330)            (35,230)                           (204,560)
Total Investment Income                                          2,119,744             512,107                           2,631,851

Expenses:
  Administration fees                                               34,180               8,832                              43,012
  Shareholder servicing fees                                             0              38,513      136,347  (a)           174,860
  Transfer agency fees                                               8,889              15,406                              24,295
  Distribution fees                                                      0               7,702                               7,702
  Amortization of organization expenses                              6,222              10,471       25,729  (b)            42,422
  Legal and audit fees                                              28,008              23,039      (23,926) (a)            27,121
  Registration fees                                                 34,077              37,383       (4,978) (a)            66,482
  Directors' fees                                                    4,606               4,606                               9,212
  Shareholder reports                                               11,472              27,172      (27,262) (a)            11,382
  Other                                                              2,668               2,631                               5,299
Total Expenses                                                     130,122             175,755      105,910                411,787
Less:
     Waived fees and reimbursed expenses                           (63,050)           (107,898)    (105,910)              (276,858)
     Additional waived fees
NET EXPENSES                                                        67,072              67,857                             134,929
NET INVESTMENT INCOME                                            2,052,672             444,250                           2,496,922

REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS
  Net realized gain(loss) on sale of investment                     (4,291)               (274)                             (4,565)
NET GAIN(LOSS) ON INVESTMENTS                                       (4,291)               (274)                             (4,565)

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $      2,048,381    $        443,976                    $      2,492,357
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

(a) Reflects adjustment in expenses due to elimination of duplicate services and/or effect of proposed contract rate.
(b) Wells Fargo Bank and Stephens Inc. will absorb the balance of unamortized organizational costs from the non-surviving entity.

Statement of Assets and Liabilities
June 30, 1997

                                                                        Tax-Free
                                                                    Money Market
                                                                Master Portfolio
                                                                ----------------
ASSETS
Investments:
  In securities, at market value and identified cost                $107,210,504
  Cash                                                                 5,054,950
Receivables:
  Dividends and Interest                                                 528,689
  Due from co-administrator                                               18,797
Organizational expenses, net of amortization                               3,654
Prepaid expenses                                                          11,312
Total Assets                                                         112,827,906

LIABILITIES
Payables:
  Investment securities purchased                                      2,012,480
  Distribution to shareholders                                           264,927
  Due to advisor                                                          32,654
  Other                                                                   10,423
Total Liabilities                                                      2,320,484

TOTAL NET ASSETS                                                    $110,507,422
--------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Statement of Operations
For the Year Ended June 30, 1997


                                                                       Tax-Free
                                                                   Money Market
                                                               Master Portfolio
                                                               ----------------
INVESTMENT INCOME
  Interest                                                      $     2,836,411
Total Investment Income                                               2,836,411

Expenses:
  Advisory fees                                                         244,739
  Custody fees                                                            2,118
  Portfolio accounting fees                                              11,141
  Amortization of organization expenses                                   1,187
  Legal and audit fees                                                   16,716
Total Expenses                                                          275,901
Less:
     Waived fees and reimbursed expenses                                (71,341)
NET EXPENSES                                                            204,560
NET INVESTMENT INCOME                                                 2,631,851

     Net realized gain(loss) on sale of investments                      (4,565)
NET GAIN(LOSS) ON INVESTMENTS                                            (4,565)
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                  $     2,627,286
--------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Stagecoach Funds - Prime Money Market Mutual Fund
Pro Forma Combining Statement of Assets and Liabilities (Unaudited)
June 30, 1997

                                                                                                                         Stagecoach
                                                                                                                         Prime Money
                                                         Overland Express           Stagecoach                    Market Mutual Fund
                                                             Money Market          Prime Money     Pro Forma               Pro Forma
                                                                     Fund   Market Mutual Fund    Adjustments               Combined
                                                         ----------------- -------------------- -------------     ------------------
ASSETS
Investments:
  In securities, at market value and identified cost    $  1,274,670,553    $   1,386,407,641                      $  2,661,078,194
  Cash                                                             1,926                2,046                                 3,972
Receivables:
  Dividends and interest                                       5,093,046           11,043,366                            16,136,412
  Due from Wells Fargo Bank/Stephens Inc.                              0                    0          24,773 (d)            24,773
Organization expenses, net of amortization                        24,773               34,509         (24,773)(d)            34,509
Prepaid expenses                                                 167,039              206,558                               373,597
Total Assets                                               1,279,957,337        1,397,694,120                         2,677,651,457

LIABILITIES
Payables:
  Distribution to shareholders                                 4,712,430            5,874,316                            10,586,746
  Due to sponsor and distributor                                 307,698               91,932                               399,630
  Due to adviser                                                 334,188              389,960                               724,148
 Other                                                            18,498              284,045                               302,543
Total Liabilities                                              5,372,814            6,640,253                            12,013,067

TOTAL NET ASSETS                                         $ 1,274,584,523     $  1,391,053,867                      $  2,665,638,390

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 1,274,649,212     $  1,391,216,091                      $  2,665,865,303
Undistributed net realized gain(loss)
     on investments                                              (64,689)            (162,224)                             (226,913)
TOTAL NET ASSETS                                         $ 1,274,584,523     $  1,391,053,867                      $  2,665,638,390

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                     $   589,281,220     $    252,924,734                      $    842,205,954
Shares outstanding - Class A                                 589,354,186          253,017,070                           842,371,256
Net asset value and offering price per share - Class A   $          1.00     $           1.00                      $           1.00
Net assets - Administrative Class                                                                 685,303,303 (e)  $    685,303,303
Shares outstanding - Administrative Class                                                         685,294,984 (a)       685,294,984
Net asset value and offering price per share
      - Administrative Class                                                                                       $           1.00
Net Assets - Institutional Class                         $   685,303,303     $    523,177,374    (685,303,303)(e)  $    523,177,374
Shares outstanding - Institutional Class                     685,294,984          523,315,079    (685,294,984)(c)       523,315,079
Net asset value and offering price per share
     - Institutional Class                               $          1.00     $           1.00                      $           1.00
Net Assets - Service Class                                                   $    614,951,759                      $    614,951,759
Shares outstanding - Service Class                                                615,130,035                           615,130,035
Net asset value and offering price per share
     - Service Class                                                         $           1.00                      $           1.00
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Stagecoach Funds - Prime Money Market Mutual Fund
Pro Forma Combining Statement of Operations (Unaudited)
For the Year Ended June 30, 1997

                                                                                                                          Stagecoach
                                                                                                                         Prime Money
                                                      Overland Express           Stagecoach                       Market Mutual Fund
                                                          Money Market          Prime Money         Pro Forma              Pro Forma
                                                                  Fund   Market Mutual Fund       Adjustments               Combined
                                                  -------------------- -------------------- -----------------    -------------------
INVESTMENT INCOME
  Interest                                         $        64,312,240  $        80,984,369                      $      145,296,609
Total Investment Income                                     64,312,240           80,984,369                             145,296,609

Expenses:
  Advisory fees                                              2,922,764            4,045,831                               6,968,595
  Administration fees                                        1,093,766              886,641         (459,689) (b)         1,520,718
  Custody fees                                                 200,889              199,781           (2,596) (b)           398,074
  Shareholder servicing fees                                         0            2,609,639        2,205,247  (b)         4,814,886
  Portfolio accounting fees                                    295,126              285,626          (61,500) (b)           519,252
  Transfer agency fees                                         220,951              442,236          243,989  (b)           907,176
  Distribution fees                                          1,110,740              137,876         (894,980) (b)           353,636
  Amortization of organization expenses                          8,120               20,128           16,653  (d)            44,901
  Legal and audit fees                                         105,611               32,462          (73,928) (b)            64,145
  Registration fees                                             45,915              173,551          (36,732) (b)           182,734
  Directors' fees                                                4,631                4,673                                   9,304
  Shareholder reports                                           34,121               24,122          (27,297) (b)            30,946
  Other                                                         10,373              112,046                                 122,419
Total Expenses                                               6,053,007            8,974,612          909,167             15,936,786
Less:
    Waived fees and reimbursed expenses                       (281,546)          (3,116,095)        (909,167)            (4,306,808)
NET EXPENSES                                                 5,771,461            5,858,517                              11,629,978
NET INVESTMENT INCOME                                       58,540,779           75,125,852                             133,666,631

REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS
  Net realized gain(loss) on sale of investments                18,917              (59,137)                                (40,220)
NET GAIN(LOSS) ON INVESTMENTS                                   18,917              (59,137)                                (40,220)
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                         $        58,559,696  $        75,066,715                      $      133,626,411
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

(a) Reflects new shares issued, net of retired shares of respective Overland Portfolio.
(b) Reflects adjustment in expenses due to elimination of duplicate services and/or effect of proposed contract rate.
(c) Reflects retired shares of respective Overland Portfolio.
(d) Wells Fargo Bank and Stephens Inc. will absorb the balance of unamortized organizational costs from the non-surviving entity.
(e) Reflects proposed transfer of net assets as a result of the Consolidation.

Stagecoach Funds - Strategic Growth Fund
Pro Forma Combining Statement of Assets and Liabilities (Unaudited)
June 30, 1997

                                                                                                                         Stagecoach
                                                                                                                   Strategic Growth
                                                       Overland Express           Stagecoach                                   Fund
                                                       Strategic Growth    Aggressive Growth         Pro Forma            Pro Forma
                                                                   Fund                 Fund       Adjustments             Combined
                                                       -----------------   -----------------    --------------     -----------------
ASSETS
Investments:
     In master portfolio                                 $  164,806,507    $    55,494,763                           $  220,301,270
Receivables:
     Fund shares sold                                            24,329             82,746                                  107,075
     Due from Wells Fargo Bank/Stephens Inc.                                                        13,350 (e)               13,350
Organization expenses, net of amortization                       13,350             65,780         (13,350)(e)               65,780
Prepaid expenses                                                  6,536                850                                    7,386
Total Assets                                                164,850,722         55,644,139                              220,494,861

LIABILITIES
Payables:
     Fund shares redeemed                                       384,713             11,892                                  396,605
     Due to sponsor and distributor                             138,169             92,966                                  231,135
     Due to advisor                                              22,867             18,329                                   41,196
  Other                                                         329,857            170,948         (75,721)(b)              425,084
Total Liabilities                                               875,606            294,135                                1,094,020

TOTAL NET ASSETS                                         $  163,975,116    $    55,350,004                           $  219,400,841

NET ASSETS CONSIST OF:
Paid-in capital                                          $  143,452,796    $    56,090,083                           $  199,542,879
Undistributed(overdistributed) net investment income           (964,819)          (380,031)         75,721 (b)           (1,269,129)
Undistributed net realized gain(loss)
     on investments                                          13,611,900         (8,169,583)                               5,442,317
Net unrealized appreciation
     of investments                                           7,875,239          7,809,535                               15,684,774
TOTAL NET ASSETS                                         $  163,975,116    $    55,350,004                           $  219,400,841

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                     $  121,541,608    $    37,050,273          54,754 (b)       $  158,646,635
Shares outstanding - Class A                                  6,576,940          1,991,139         (45,943)(a)            8,522,136
Net asset value per share - Class A                      $        18.48    $         18.61                           $        18.62
Maximum offering price per share - Class A               $        19.35    $         19.64                           $        19.65
Net Assets - Class B                                                       $    18,299,731           6,315 (b)       $   18,306,046
Shares outstanding - Class B                                                       803,861                                  803,861
Net asset value and offering price per
     share - Class B                                                       $         22.76                           $        22.77
Net Assets - Class C                                                                            42,448,160 (b),(f)   $   42,448,160
Shares outstanding - Class C                                                                     1,864,510 (a),(c)        1,864,510
Net asset value and offering price per
     share - Class C                                                                                                 $        22.77
Net Assets - Class D                                     $   42,433,508                        (42,433,508)(f)
Shares outstanding - Class D                                  1,878,541                         (1,878,541)(d)
Net asset value and offering price per
     share - Class D                                     $        22.59
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Stagecoach Funds - Strategic Growth Fund
Pro Forma Combining Statement of Operations (Unaudited)
For the Year Ended June 30, 1997

                                                                                                                    Stagecoach
                                                                                                              Strategic Growth
                                                     Overland Express          Stagecoach                                 Fund
                                                     Strategic Growth   Aggressive Growth     Pro Forma              Pro Forma
                                                                 Fund                Fund   Adjustments               Combined
                                                   ------------------  ------------------  ------------    -------------------
INVESTMENT INCOME (LOSS)
 Dividends allocated from Master Portfolio            $      164,857      $       45,933                      $       210,790
 Interest allocated from Master Portfolio                    345,413              96,239                              441,652
 Expenses allocated from Master Portfolio                   (956,742)           (266,568)                          (1,223,310)
Total Investment Income (loss)                              (446,472)           (124,396)                            (570,868)

Expenses:
 Administration fees                                         230,115              19,124      (160,823) (b)            88,416
 Shareholder servicing fees                                  123,343             110,038       285,746  (b)           519,127
 Transfer agency fees                                        190,783              27,619                              218,402
 Distribution fees                                           654,108             143,401      (169,293) (b)           628,216
 Amortization of organization expenses                        14,866              11,679        50,914  (e)            77,459
 Legal and audit fees                                         42,300              32,147       (29,610) (b)            44,837
 Registration fees                                            53,283              36,600       (42,626) (b)            47,257
 Directors' fees                                               2,673               4,490                                7,163
 Shareholder reports                                          79,546              60,826       (63,637) (b)            76,735
 Other                                                         4,823                  81                                4,904
Total Expenses                                             1,395,840             446,005      (129,329)             1,712,516
Less:
   Waived fees and reimbursed expenses                        (8,378)            (45,230)       53,608                      0
NET EXPENSES                                               1,387,462             400,775                            1,712,516
NET INVESTMENT INCOME                                     (1,833,934)           (525,171)                          (2,283,384)

REALIZED AND UNREALIZED GAIN(LOSS)
ON INVESTMENTS
 Net realized gain(loss) on sale of investments            7,689,918          (6,944,860)                             745,058
 Net change in unrealized appreciation
   (depreciation) of investments                         (13,304,293)          6,547,206                           (6,757,087)
NET GAIN(LOSS) ON INVESTMENTS                             (5,614,375)           (397,654)                          (6,012,029)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                             $   (7,448,309)     $     (922,825)                     $    (8,295,413)
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

(a) Reflects new shares issued, net of retired shares of respective Overland Portfolio.
(b) Reflects adjustment in expenses due to elimination of duplicate services and/or effect of proposed contract rate.
(c) The Class C share's net asset value has been presented to be the same as Class B.
(d) Reflects retired shares of respective Overland Portfolio.
(e) Wells Fargo Bank and Stephens Inc. will absorb the balance of unamortized organizational costs from the non-surviving entity.
(f) Reflects proposed transfer of net assets as a result of the Consolidation.

Statement of Assets and Liabilities
June 30, 1997

                                                                        Capital
                                                                   Appreciation
                                                               Master Portfolio
                                                            --------------------
ASSETS
Investments:
  In securities, at market value (see cost below)            $      221,671,265
  Cash                                                                  151,394
Receivables:
  Dividends and Interest                                                  1,200
  Investment securities sold                                          2,299,061
Prepaid expenses and Other Assets                                       376,372
Total Assets                                                        224,499,292

LIABILITIES
Payables:
  Investment securities purchased                                     4,101,759
  Due to advisor                                                         83,387
  Other                                                                  12,876
Total Liabilities                                                     4,198,022

TOTAL NET ASSETS                                             $      220,301,270

INVESTMENT AT COST                                           $      207,219,692
--------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Statement of Operations
For the Year Ended June 30, 1997

                                                                         Capital
                                                                    Appreciation
                                                                Master Portfolio
                                                                ----------------
INVESTMENT INCOME
  Dividends                                                         $   210,790
  Interest                                                              441,652
Total Investment Income                                                 652,442

Expenses:
  Advisory fees                                                       1,037,401
  Custody fees                                                           52,353
  Portfolio accounting fees                                             103,220
  Legal and audit fees                                                   10,295
  Other                                                                  20,041
Total Expenses                                                        1,223,310
Less:
     Waived fees and reimbursed expenses                                      0
Net Expenses                                                          1,223,310

NET INVESTMENT INCOME(LOSS)                                            (570,868)

REALIZED AND UNREALIZED GAIN(LOSS) ON
INVESTMENTS
    Net realized gain(loss) on sale of investments                      745,058
    Net change in unrealized appreciation
            (depreciation) of investments                            (6,756,661)
NET GAIN(LOSS) ON INVESTMENTS                                        (6,011,603)
NET INCREASE(DECREASE) IN ASSETS
     RESULTING FROM OPERATIONS                                      $(6,582,471)
--------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Stagecoach Funds - Treasury Money Market Mutual Fund
Pro Forma Combining Statement of Assets and Liabilities (Unaudited)
June 30, 1997

                                                                                                                          Stagecoach
                                                                                                                            Treasury
                                                                                    Stagecoach                          Money Market
                                                           Overland Express           Treasury                           Mutual Fund
                                                        U.S. Treasury Money       Money Market      Pro Forma              Pro Forma
                                                                Market Fund        Mutual Fund    Adjustments               Combined
                                                        -------------------  -----------------  -------------      -----------------
ASSETS
Investments:
   In securities, at market value and identified cost     $     472,411,879  $   1,916,757,439                     $  2,389,169,318
   Cash                                                                   0              1,060                                1,060
Receivables:
   Dividends and interest                                         1,550,291         15,700,887                           17,251,178
   Due from Wells Fargo Bank/Stephens Inc.                                                             7,825  (d)             7,825
Organization expenses, net of amortization                            7,825            103,799        (7,825) (d)           103,799
Prepaid expenses                                                     49,031            464,320                              513,351
Total Assets                                                    474,019,026      1,933,027,505                        2,407,046,531

LIABILITIES
Cash overdraft due to custodian                                       7,622                  0                                7,622
Payables:
   Distribution to shareholders                                   1,903,425          6,280,580                            8,184,005
   Due to sponsor and distributor                                   278,327            559,896                              838,223
   Due to adviser                                                   138,315            832,380                              970,695
Other                                                                25,689            437,085                              462,774
Total Liabilities                                                 2,353,378          8,109,941                           10,463,319

TOTAL NET ASSETS                                          $     471,665,648  $   1,924,917,564                     $  2,396,583,212

NET ASSETS CONSIST OF:
Paid-in capital                                           $     471,622,679  $   1,924,850,964                     $  2,396,473,643
Undistributed net realized gain
   on investments                                                    42,969             66,600                              109,569
TOTAL NET ASSETS                                          $     471,665,648  $   1,924,917,564                     $  2,396,583,212

COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE PER SHARE
Net assets - Class A                                      $     294,130,493  $      69,165,074                     $    363,295,567
Shares outstanding - Class A                                    294,119,766         69,184,303                          363,304,069
Net asset value and offering price per share - Class A    $            1.00  $            1.00                     $           1.00
Net Assets - Administrative Class                                                                177,535,155  (e)  $    177,535,155
Shares outstanding - Administrative Class                                                        177,506,276  (a)       177,506,276
Net asset value and offering price
   per share - Administrative Class                                                                                $           1.00
Net Assets - Class E                                                         $     983,624,334                     $    983,624,334
Shares outstanding - Class E                                                       983,593,210                          983,593,210
Net asset value and offering price per share - Class E                       $            1.00                     $           1.00
Net Assets - Institutional Class                          $     177,535,155  $     501,791,577  (177,535,155) (e)  $    501,791,577
Shares outstanding - Institutional Class                        177,506,276        501,902,153  (177,506,276) (c)       501,902,153
Net asset value and offering price per share -
  Institutional Class                                     $            1.00  $            1.00                     $           1.00
Net Assets - Service Class                                                   $     370,336,579                     $    370,336,579
Shares outstanding - Service Class                                                 370,336,030                          370,336,030
Net asset value and offering price per share - Service
  Class                                                                      $            1.00                     $           1.00
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Stagecoach Funds - Treasury Money Market Mutual Fund
Pro Forma Combining Statement of Operations (Unaudited)
For the Year Ended June 30, 1997

                                                                                                                      Stagecoach
                                                                                                                        Treasury
                                                                                     Stagecoach                     Money Market
                                                              Overland Express         Treasury                      Mutual Fund
                                                           U.S. Treasury Money     Money Market    Pro Forma           Pro Forma
                                                                   Market Fund      Mutual Fund  Adjustments         Adjustments
                                                           -------------------- ---------------- ------------     ---------------
INVESTMENT INCOME
  Interest                                                      $   23,972,817  $   101,857,211                   $  125,830,028
Total Investment Income                                             23,972,817      101,857,211                      125,830,028

Expenses:
  Advisory fees                                                      1,145,958        4,980,154                        6,126,112
  Administration fees                                                  427,470        1,111,255     (178,336)(b)       1,360,389
  Custody fees                                                          82,221          268,955       (2,623)(b)         348,553
  Shareholder servicing fees                                                 0        3,651,693      992,454 (b)       4,644,147
  Portfolio accounting fees                                            153,103          325,536      (61,500)(b)         417,139
  Transfer agency fees                                                 159,626          456,980      120,210 (b)         736,816
  Distribution fees                                                    746,465          546,846     (595,931)(b)         697,380
  Amortization of organization expenses                                 10,359           23,033       (2,534)(d)          30,858
  Legal and audit fees                                                  45,452           37,964      (31,816)(b)          51,600
  Registration fees                                                     40,814          337,816      (32,651)(b)         345,979
  Directors' fees                                                        3,494            8,293                           11,787
  Shareholder reports                                                   16,971           18,181      (13,577)(b)          21,575
  Other                                                                 14,892           46,445                           61,337
Total Expenses                                                       2,846,825       11,813,151      193,696          14,853,672
Less:
     Waived fees and reimbursed expenses                              (271,373)      (4,137,977)    (193,696)         (4,603,046)
NET EXPENSES                                                         2,575,452        7,675,174                       10,250,626
NET INVESTMENT INCOME                                               21,397,365       94,182,037                      115,579,402

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain on sale of investments                              72,065           75,441                          147,506
NET GAIN ON INVESTMENTS                                                 72,065           75,441                          147,506

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                      $   21,469,430  $    94,257,478                   $  115,726,908
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

(a) Reflects new shares issued, net of retired shares of respective Overland Portfolio.
(b) Reflects adjustment in expenses due to elimination of duplicate services and/or effect of proposed contract rate.
(c)  Reflects retired shares of respective Overland Portfolio.
(d) Wells Fargo Bank and Stephens Inc. will absorb the balance of unamortized organizational costs from the non-surviving entity.
(e)  Reflects proposed transfer of net assets as a result of the Consolidation.

Stagecoach Funds - U.S. Government Income Fund
Pro Forma Combining Statement of Assets and Liabilities (Unaudited)
June 30, 1997

                                                                                                                    Stagecoach
                                                                                                               U.S. Government
                                                         Overland Express                                          Income Fund
                                                          U.S. Government       Stagecoach    Pro Forma              Pro Forma
                                                              Income Fund  Ginnie Mae Fund  Adjustments               Combined
                                                         ----------------- ---------------- ------------       ----------------
ASSETS
Investments:
   In securities, at market value(see cost below)         $    81,674,025   $  165,832,832                       $ 247,506,857
   Cash                                                            80,853            1,281                              82,134
Receivables:
   Dividends and interest                                         650,903        1,060,921                           1,711,824
   Fund shares sold                                                     0           58,699                              58,699
   Investment securities sold                                      12,166                0                              12,166
   Due from Wells Fargo Bank/Stehpens Inc.                                                        4,085  (e)             4,085
Organization expenses, net of amortization                          4,085            7,442       (4,085) (e)             7,442
Prepaid expenses                                                   17,260           25,451                              42,711
Total Assets                                                   82,439,292      166,986,626                         249,425,918

LIABILITIES
Payables:
   Investment securities purchased                                      0        7,135,625                           7,135,625
   Distribution to shareholders                                   410,703          833,586                           1,244,289
   Fund shares redeemed                                             3,919           43,862                              47,781
   Due to sponsor and distributor                                   4,129          127,376                             131,505
   Due to adviser                                                  48,185           86,731                             134,916
Other                                                             120,932           21,522                             142,454
Total Liabilities                                                 587,868        8,248,702                           8,836,570

TOTAL NET ASSETS                                          $    81,851,424   $  158,737,924                       $ 240,589,348

NET ASSETS CONSIST OF:
Paid-in capital                                           $    84,689,606   $  176,973,618                       $ 261,663,224
Undistributed net realized gain(loss)
   on investments                                              (3,356,486)     (18,204,043)                        (21,560,529)
Net unrealized appreciation(depreciation)
   of investments                                                 518,304          (31,651)                            486,653
TOTAL NET ASSETS                                          $    81,851,424   $  158,737,924                       $ 240,589,348

COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                                      $    80,058,438   $  128,127,261                       $ 208,185,699
Shares outstanding - Class A                                    7,944,381       11,957,442     (474,291) (a)        19,427,532
Net asset value per share - Class A                       $         10.08   $        10.72                       $       10.72
Maximum offering price per share - Class A                $         10.55   $        11.23                       $       11.23
Net Assets - Class B                                                        $   22,850,026                       $  22,850,026
Shares outstanding - Class B                                                     2,167,007                           2,167,007
Net asset value and offering price per
   share - Class B                                                          $        10.54                       $       10.54
Net Assets - Class C                                                                          1,792,986 (f)          1,792,986
Shares outstanding - Class C                                                                    170,054 (a),(c)        170,054
Net asset value and offering price per
   share - Class C                                                                                               $       10.54
Net Assets - Class D                                      $     1,792,986                    (1,792,986)(f)
Shares outstanding - Class D                                      130,165                      (130,165)(d)
Net asset value and offering price per
   share - Class D                                        $         13.77
Net Assets - Institutional Class                                            $    7,760,637                       $   7,760,637
Shares outstanding - Institutional Class                                           501,561                             501,561
Net asset value and offering price per
   share - Institutional Class                                              $        15.47                       $       15.47

INVESTMENT AT COST                                        $    81,155,721   $  165,864,483                       $ 247,020,204
-------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

Stagecoach Funds - U.S. Government Income Fund
Pro Forma Combining Statement of Operations (Unaudited)
For the Year Ended June 30, 1997

                                                                                                                      Stagecoach
                                                                                                                 U.S. Government
                                                  Overland Express                                                   Income Fund
                                                   U.S. Government            Stagecoach         Pro Forma             Pro Forma
                                                       Income Fund       Ginnie Mae Fund       Adjustments              Combined
                                                -------------------   -------------------  ----------------  --------------------
INVESTMENT INCOME
  Interest                                      $        4,720,950    $       13,298,695                     $        18,019,645
Total Investment Income                                  4,720,950            13,298,695                              18,019,645

Expenses:
  Advisory fees                                            337,100               857,737                               1,194,837
  Administration fees                                       62,162                68,529         (33,851)(b)              96,840
  Custody fees                                              20,649                77,607          (4,662)(b)              93,594
  Shareholder servicing fees                                 5,545               512,662         196,778 (b)             714,985
  Portfolio accounting fees                                 65,469                95,731         (61,500)(b)              99,700
  Transfer agency fees                                      84,162               233,195                                 317,357
  Distribution fees                                         10,807               224,521          38,622 (b)             273,950
  Amortization of organization expenses                      3,497                 2,698             588 (e)               6,783
  Legal and audit fees                                      28,228                47,228         (19,760)(b)              55,696
  Registration fees                                         68,508                57,209         (54,806)(b)              70,911
  Directors' fees                                            4,996                 5,002                                   9,998
  Shareholder reports                                       40,172                25,693         (32,138)(b)              33,727
  Other                                                     23,188                44,855                                  68,043
Total Expenses                                             754,483             2,252,667          29,271               3,036,421
Less:
      Waived fees and reimbursed expenses                 (134,913)             (704,347)        (29,271)               (868,531)
NET EXPENSES                                               619,570             1,548,320                               2,167,890
NET INVESTMENT INCOME                                    4,101,380            11,750,375                              15,851,755

REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS
  Net realized gain(loss) on sale of investments          (542,722)            1,986,797                               1,444,075
  Net change in unrealized appreciation
    of investments                                         973,336             3,663,998                               4,637,334
NET GAIN ON INVESTMENTS                                    430,614             5,650,795                               6,081,409
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                      $        4,531,994    $       17,401,170                     $        21,933,164
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma financial statements.

(a) Reflects new shares issued, net of retired shares of respective Overland Portfolio.
(b) Reflects adjustment in expenses due to elimination of duplicate services and/or effect of proposed contract rate.
(c) The Class C share's net asset value has been presented to be the same as Class B.
(d)  Reflects retired shares of respective Overland Portfolio.
(e) Wells Fargo Bank and Stephens Inc. will absorb the balance of unamortized organizational costs from the non-surviving entity.
(f)  Reflects proposed transfer of net assets as a result of the Consolidation.

                         OVERLAND EXPRESS FUNDS, INC.
                                      AND
                            STAGECOACH FUNDS, INC.

              Notes to Pro Forma Financial Statements (Unaudited)

1. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolio of Investments and Statement of Assets and Liabilities and the Statement of Operations reflect the accounts of Overland Express Funds, Inc. ("Overland") and Stagecoach Funds, Inc. ("Stagecoach") for the year ended June 30, 1997. These statements have been derived from the annual and semi-annual reports of Overland and Stagecoach, and the underlying accounting records of Stagecoach that were utilized in calculating the daily net asset values for the three months ended June 30, 1997.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities as follows:

Existing                              Existing
Overland Fund                         Stagecoach Fund                          Combined Fund

-------------------------------------------------------------------------------------------------------------------
California Tax-Free Bond              California Tax-Free Bond                 Stagecoach California Tax-Free Bond

California Tax-Free Money Market      California Tax-Free Money Market         Stagecoach California Tax-Free Money
                                       Mutual                                   Market Mutual

Money Market                          Prime Money Market Mutual                Stagecoach Prime Money Market Mutual

Municipal Income                      National Tax-Free                        Stagecoach National Tax-Free

National Tax-Free Institutional       National Tax-Free Money Market Mutual    Stagecoach National Tax-Free Money
 Money Market                                                                   Market Mutual

Strategic Growth                      Aggressive Growth                        Stagecoach Strategic Growth

U.S. Government Income                Ginnie Mae                               Stagecoach U.S. Government Income

U.S. Treasury Money Market            Treasury Money Market Mutual             Stagecoach Treasury Money Market Mutual

The Stagecoach Funds are the surviving legal and accounting entities with the following exceptions. In the case of the Stagecoach California Tax-Free Bond, Stagecoach Strategic Growth and Stagecoach U.S. Government Income Funds, the Overland Funds are the surviving accounting entities.

Under generally accepted accounting principles, the historical cost of the investment securities will be carried forward to the surviving entity and the results of operations of the Overland Funds (the "Overland Portfolios") for pre-combination periods will not be restated. The pro forma combining statements have been prepared based upon the proposed structure of the surviving Stagecoach Funds (the "Funds") utilizing both historical and proposed fee data.

The Pro Forma Combining Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the Funds and Overland Portfolios incorporated by reference in the Statement of Additional Information.

For the year ended June 30, 1997, the pro forma adjusted investment advisory fees for the Funds , with the exception of the Prime Money Market Mutual, Ginnie Mae and Treasury Money Market Mutual Funds, were computed based on the annual rate of 0.50% of the average daily net assets. The Ginnie Mae Fund's advisory fee was calculated at an annual rate of 0.50% of the first $250 million in average daily net assets, 0.40% for the next $250 million and 0.30% of the average daily net assets in excess of $500 million. The Prime Money Market Mutual and Treasury Money Market Mutual Funds' advisory fee was calculated at an annual rate of 0.25% of each such Fund's average daily net assets. The advisory fees for the National Tax-Free Money Market Mutual and the Aggressive Growth Funds were accrued in the Tax-Free Money Market and Capital Appreciation Master Portfolios, respectively, and were not adjusted for pro forma purposes.

The pro forma adjusted administration fees were calculated using the rates applicable for two time periods: February 1, 1997 to June 30, 1997 and July 1, 1996 to January 31, 1997. For the period from February 1, 1997 to June 30, 1997 the pro forma adjusted administration fees were computed based on the annual rate of 0.06% of the average daily net assets of the Funds. For the period from July 1, 1996 to January 31, 1997, the pro forma adjusted administration fee was computed based on the annual rate of 0.03% of the average daily net assets of the California Tax-Free Bond, California Tax-Free Money Market Mutual, Aggressive Growth and Ginnie Mae Funds, and 0.05% of the average daily net assets of the Prime Money Market Mutual, National Tax-Free, National Tax-Free Money Market Mutual and Treasury Money Market Mutual Funds.

The pro forma adjusted transfer agency fees for the Prime Money Market Mutual, National Tax-Free and Treasury Money Market Mutual Funds were calculated using the rates applicable for the same two time periods as stated above for administration fees. For the period from February 1, 1997 to June 30, 1997 the pro forma adjusted transfer agency fees were computed based on the annual rate of 0.14% of the average daily net assets attributable to the Class A, B and C, shares of the National Tax-Free Fund, 0.10% of the average daily net assets attributable to the Class A shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds, 0.06% of the average daily net assets attributable to the Institutional Class shares of the National Tax-Free Fund, 0.02% of the average daily net assets attributable to the Administrative Class, Institutional Class, and Service Class shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds and 0.02% of the average net assets attributable to the Class E shares of the Treasury Money Market Mutual Fund. For the period from July 1, 1996 to January 31, 1997, the pro forma adjusted transfer agency fees were computed based on the annual rates of 0.07%, 0.02%, 0.02% and 0.04% of the average daily net assets attributable to the Class A, Administrative Class, Institutional Class and Service Class shares, respectively, of the Prime Money Market Mutual and Treasury Money Market Mutual Funds, and 0.07% of the average daily net assets of each of the classes of the National Tax-Free Fund.

Stagecoach has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Funds may receive compensation and/or defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying a monthly fee on an annual basis of up to 0.05% of the average daily net assets for the Class A shares of the Funds, with the following exceptions. The Aggressive Growth Fund pays a monthly fee at an annual rate of up to 0.10% of the average daily net assets for its Class A shares, and the Ginnie Mae and California Tax-Free Bond Funds, in their respective Class A share Distribution Plans, may pay as reimbursement only, a monthly fee at an annual rate of up to 0.05% of the average daily net assets attributable to their Class A shares. The Distribution Plans for the Class B and C shares provide that the Funds may pay as reimbursement or compensation for distribution related services, a monthly fee at an annual rate of up to 0.70% of the average net assets attributable to the Class B shares of the California Tax-Free Bond and Ginnie Mae Funds, up to 0.75% of the average net assets attributable to the Class B shares of the National Tax-Free and Aggressive Growth Funds and up to 0.75% of the average net assets attributable to the Class C shares of the California Tax-Free Bond, National Tax-Free, Aggressive Growth and Ginnie Mae Funds. The Class E Distribution Plan for the Treasury Money Market Mutual Fund provides that the Fund may pay as reimbursement or compensation for distribution related services, a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to the Class E shares.

The pro forma adjustments to custodian, accounting, legal and audit, and registration fees reflect the estimated differences resulting from the single surviving entity having a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2. PORTFOLIO VALUATION

Investments in securities in the pro forma financial statements are valued in accordance with the description of their respective prospectuses.

3. CAPITAL SHARES

The Pro Forma Combining Statement of Assets and Liabilities assumes the issuance or reduction of shares of each of the Overland Portfolios merging into existing Stagecoach Funds as if the reorganization had taken place on June 30, 1997, and is based on the net asset value of the surviving legal entity. The Class C shares' net asset value per share has been presented to be the same as that of Class B for purposes of this pro forma. The pro forma number of shares of each of the consolidated funds is as follows:

                                Pro Forma      Pro Forma     Pro Forma     Pro Forma       Pro Forma       Pro Forma     Pro Forma
                                   Shares          Shares       Shares        Shares          Shares          Shares        Shares
                              Outstanding    Outstanding   Outstanding   Outstanding     Outstanding     Outstanding   Outstanding
Fund                              Class A        Class B       Class C       Class E  Administrative   Institutional       Service
                                                                                              Class            Class         Class
------------------------------------------------------------------------------------------------------------------------------------

Stagecoach California          46,015,080      4,930,550       512,769             -               -       8,147,207            -
Tax-Free Bond

Stagecoach California       1,778,963,664*             -             -             -               -               -            -
Tax-Free Money Market
Mutual

Stagecoach Prime Money        842,371,256              -             -             -     685,294,984     523,315,079  615,130,035
Market Mutual

Stagecoach National             2,916,411         22,441       841,836             -               -         453,899            -
Tax-Free

Stagecoach National            20,738,354              -             -             -               -      89,850,442            -
Tax-Free Money Market
Mutual

Stagecoach Strategic Growth     8,522,136        803,861     1,864,510             -               -               -            -

Stagecoach U.S. Government     19,427,532      2,167,007       170,054             -               -         501,561            -
Income

Stagecoach Treasury Money     363,304,069              -             -   983,593,210     177,506,276     501,902,153  370,336,030
Market Mutual

* Represents the single class shares of the Stagecoach California Tax-Free Money Market Mutual Fund and has been listed under Class A shares for the purposes of this table only.


4. INVESTMENT OBJECTIVE AND POLICIES

These statements do not reflect the effects of the proposed differing investment objectives and policies of certain of the Funds and Overland Portfolios.

PRO - FORMA COMBINED SCHEDULE OF INVESTMENTS FOR STAGECOACH CALIFORNIA TAX-FREE BOND FUND AND OVERLAND CALIFORNIA TAX-FREE BOND FUND
(UNAUDITED) June 30, 1997

                                                                                                                         Overland
                                                                                                                         CA Tax-Free
                                                                                                      Interest Maturity  Bond Fund
Principal      Security Name                                                                          Rate     Date      Value
               CALIFORNIA MUNICIPAL BONDS - 95.64%
 2,000,000     ABAG Finance Authority for Nonprofit Corp CA  Stanford University Hospital              5.50%   11/01/13          $0
 1,000,000     ABAG Finance Authority for Nonprofit Corp CA State Insured                              7.10    12/01/20   1,084,840
 1,000,000     ABAG Finance Authority for Nonprofit Corp Stanford University Hospital MBIA Insured     5.25    11/01/20     947,170
 1,000,000     Alameda CA USD AMBAC Insured                                                            5.95    07/01/09           0
 2,000,000     Alameda CA USD AMBAC Insured                                                            6.05    07/01/11   1,049,250
 2,000,000     Alameda County CA Public Facilities Corp COP                                            6.25    06/01/06           0
 1,000,000     Alameda County CA Water District Revenue COP Water System Project MBIA Insured          6.20    06/01/13   1,041,280
 3,620,000     Antioch CA Public FA Water Revenue Water Treatment Plant Project MBIA Insured           5.63    07/01/14           0
 1,330,000     Arcadia CA USD Capital Appreciation Series A MBIA Insured                               7.52!   09/01/06           0
 1,430,000     Arcadia CA USD Capital Appreciation Series A MBIA Insured                               7.37!   09/01/07           0
 2,545,000     Bonita CA USD COP MBIA Insured                                                          5.63    05/01/10           0
 1,300,000     Burbank Glendale Pasadena Airport Authority CA Airport Revenue AMBAC Insured            6.40    06/01/10           0
 1,000,000     California State DWR Central Valley Project Revenue                                     4.75    09/01/12           0
 1,500,000     California State DWR Central Valley Project Revenue                                     5.00    12/01/12           0
   400,000     California State DWR Central Valley Project Revenue Series F                            6.00    12/01/11           0
 5,000,000     California State DWR Central Valley Project Revenue Series J                            6.00    12/01/07           0
 1,830,000     California State DWR Central Valley Project Revenue Series L                            5.75    12/01/13           0
 4,550,000     California State DWR Central Valley Project Revenue Series L                            5.75    12/01/14   3,589,689
 2,300,000     California State DWR Central Valley Project Revenue Series M                            5.00    12/01/15   2,134,722
 3,235,000     California State DWR Central Valley Project Series O                                    4.75    12/01/17           0
 2,000,000     California State EDFA Revenue Chapman College Refunding Pending                         7.30    01/01/02   2,155,905
 1,000,000     California State EDFA Revenue Claremont Colleges Pooled Facilities                      6.38    05/01/22   1,025,590
   350,000     California State EDFA Revenue Loyola Marymount University                               6.00    10/01/14     355,541
   710,000     California State EDFA Revenue Loyola Marymount University Series B                      6.55    10/01/12     760,005
   680,000     California State EDFA Revenue Mills College                                             6.70    09/01/05           0
    50,000     California State EDFA Revenue Pomona College                                            6.13    02/15/08           0
 1,000,000     California State EDFA Revenue Pomona College GO                                         5.60    12/01/14           0
 3,200,000     California State EDFA Revenue Pomona College GO                                         6.00    02/15/17           0
 2,235,000     California State EDFA Revenue St Mary's College                                         4.75    10/01/20           0
 1,950,000     California State EDFA Revenue University of San Diego Project                           6.50    10/01/08   1,295,568
 1,000,000     California State EDFA Revenue University of San Francisco MBIA Insured                  5.60    10/01/10           0
 1,000,000     California State GO                                                                     4.75    09/01/11           0
 3,000,000     California State GO AMBAC Insured                                                       5.75    03/01/15   1,370,203
 1,910,000     California State GO Eagles II Series 6                                                  5.99!   04/01/10           0
 3,000,000     California State GO MBIA Insured                                                        6.00    10/01/10           0
   405,000     California State HFA Home Mortgage Revenue AMT Series B Multiple Credit Enhancements    8.00    08/01/29     422,099
 1,085,000     California State HFA Home Mortgage Revenue AMT Series D Multiple Credit Enhancements    7.75    08/01/10   1,148,114
   285,000     California State HFA Home Mortgage Revenue AMT Series G Multiple Credit Enhancements    8.15    08/01/19     293,653
 1,535,000     California State HFA Home Mortgage Revenue Series A Multiple Credit Enhancements        7.35    08/01/11   1,623,032
    40,000     California State HFA Home Mortgage Revenue Series B FHA Collateralized                  6.90    08/01/16           0
   180,000     California State HFA Home Mortgage Revenue Series B MBIA Insured                        6.90    08/01/16           0
   355,000     California State HFA Home Mortgage Revenue Series B Multiple Credit Enhancements        7.25    08/01/10     372,686
   110,000     California State HFA Home Mortgage Revenue Series F Multiple Credit Enhancements        7.75    08/01/08     112,760
   300,000     California State HFA Home Mortgage Revenue Series G AMT Multiple Credit Enhancements    6.95    08/01/11           0
   500,000     California State HFA Home Multi Unit Rental Mortgage Revenue Series B-II                6.70    08/01/15           0
   500,000     California State HFA Home Multi-Unit Rental Mortgage Revenue Series C-II AMT            6.85    08/01/15           0
   140,000     California State HFA Insured Housing Revenue AMT Series C MBIA Insured                  7.00    08/01/23     147,001
 2,825,000     California State HFA Multi-Unit Rental Housing Revenue Series A AMT                     5.50    08/01/15   1,498,156
 1,000,000     California State HFFA Episcopal Homes Foundation Project State Insured                  7.75    07/01/18   1,024,790
   400,000     California State HFFA Episcopal Homes Foundation Project State Insured                  7.85    07/01/15     410,208


                                                                                                      Stagecoach
                                                                                                      CA Tax-Free     Pro - Forma
                                                                                                      Bond Fund       Combined Funds
Principal      Security Name                                                                          Value           Value
               CALIFORNIA MUNICIPAL BONDS - 95.64%
 2,000,000     ABAG Finance Authority for Nonprofit Corp CA  Stanford University Hospital             $1,975,000         $1,975,000
 1,000,000     ABAG Finance Authority for Nonprofit Corp CA State Insured                                      0          1,084,840
 1,000,000     ABAG Finance Authority for Nonprofit Corp Stanford University Hospital MBIA Insured             0            947,170
 1,000,000     Alameda CA USD AMBAC Insured                                                            1,055,440          1,055,440
 2,000,000     Alameda CA USD AMBAC Insured                                                            1,049,250          2,098,500
 2,000,000     Alameda County CA Public Facilities Corp COP                                            2,120,240          2,120,240
 1,000,000     Alameda County CA Water District Revenue COP Water System Project MBIA Insured                  0          1,041,280
 3,620,000     Antioch CA Public FA Water Revenue Water Treatment Plant Project MBIA Insured           3,641,430          3,641,430
 1,330,000     Arcadia CA USD Capital Appreciation Series A MBIA Insured                                 842,063            842,063
 1,430,000     Arcadia CA USD Capital Appreciation Series A MBIA Insured                                 852,895            852,895
 2,545,000     Bonita CA USD COP MBIA Insured                                                          2,621,019          2,621,019
 1,300,000     Burbank Glendale Pasadena Airport Authority CA Airport Revenue AMBAC Insured            1,372,059          1,372,059
 1,000,000     California State DWR Central Valley Project Revenue                                       950,870            950,870
 1,500,000     California State DWR Central Valley Project Revenue                                     1,425,270          1,425,270
   400,000     California State DWR Central Valley Project Revenue Series F                              406,064            406,064
 5,000,000     California State DWR Central Valley Project Revenue Series J                            5,429,300          5,429,300
 1,830,000     California State DWR Central Valley Project Revenue Series L                            1,855,712          1,855,712
 4,550,000     California State DWR Central Valley Project Revenue Series L                            1,011,180          4,600,869
 2,300,000     California State DWR Central Valley Project Revenue Series M                                    0          2,134,722
 3,235,000     California State DWR Central Valley Project Series O                                    2,906,065          2,906,065
 2,000,000     California State EDFA Revenue Chapman College Refunding Pending                                 0          2,155,905
 1,000,000     California State EDFA Revenue Claremont Colleges Pooled Facilities                              0          1,025,590
   350,000     California State EDFA Revenue Loyola Marymount University                                       0            355,541
   710,000     California State EDFA Revenue Loyola Marymount University Series B                              0            760,005
   680,000     California State EDFA Revenue Mills College                                               746,212            746,212
    50,000     California State EDFA Revenue Pomona College                                               53,302             53,302
 1,000,000     California State EDFA Revenue Pomona College GO                                           993,750            993,750
 3,200,000     California State EDFA Revenue Pomona College GO                                         3,265,728          3,265,728
 2,235,000     California State EDFA Revenue St Mary's College                                         1,909,115          1,909,115
 1,950,000     California State EDFA Revenue University of San Diego Project                             809,730          2,105,298
 1,000,000     California State EDFA Revenue University of San Francisco MBIA Insured                  1,048,350          1,048,350
 1,000,000     California State GO                                                                       957,840            957,840
 3,000,000     California State GO AMBAC Insured                                                       3,033,660          4,403,863
 1,910,000     California State GO Eagles II Series 6                                                    961,341            961,341
 3,000,000     California State GO MBIA Insured                                                        3,274,860          3,274,860
   405,000     California State HFA Home Mortgage Revenue AMT Series B Multiple Credit Enhancements            0            422,099
 1,085,000     California State HFA Home Mortgage Revenue AMT Series D Multiple Credit Enhancements            0          1,148,114
   285,000     California State HFA Home Mortgage Revenue AMT Series G Multiple Credit Enhancements            0            293,653
 1,535,000     California State HFA Home Mortgage Revenue Series A Multiple Credit Enhancements                0          1,623,032
    40,000     California State HFA Home Mortgage Revenue Series B FHA Collateralized                     40,450             40,450
   180,000     California State HFA Home Mortgage Revenue Series B MBIA Insured                          181,917            181,917
   355,000     California State HFA Home Mortgage Revenue Series B Multiple Credit Enhancements                0            372,686
   110,000     California State HFA Home Mortgage Revenue Series F Multiple Credit Enhancements                0            112,760
   300,000     California State HFA Home Mortgage Revenue Series G AMT Multiple Credit Enhancements      317,589            317,589
   500,000     California State HFA Home Multi Unit Rental Mortgage Revenue Series B-II                  525,425            525,425
   500,000     California State HFA Home Multi-Unit Rental Mortgage Revenue Series C-II AMT              525,285            525,285
   140,000     California State HFA Insured Housing Revenue AMT Series C MBIA Insured                          0            147,001
 2,825,000     California State HFA Multi-Unit Rental Housing Revenue Series A AMT                     1,189,013          2,687,169
 1,000,000     California State HFFA Episcopal Homes Foundation Project State Insured                          0          1,024,790
   400,000     California State HFFA Episcopal Homes Foundation Project State Insured                          0            410,208


                                                                                                                     Overland
                                                                                                                     CA Tax-Free
                                                                                      Interest        Maturity       Bond Fund
Principal   Security Name                                                             Rate            Date Value     Value
            CALIFORNIA MUNICIPAL BONDS - 95.64%
1,000,000   California State HFFA Gould Medical Foundation Escrowed to Maturity         7.25 %          04/01/10     $1,086,770
1,250,000   California State HFFA Gould Medical Foundation Escrowed to Maturity         7.30            04/01/20      1,365,838
2,000,000   California State HFFA Revenue Catholic Healthcare West AMBAC Insured        5.75            07/01/15      2,020,200
1,000,000   California State HFFA Revenue Insured Health Facilities Valleycare
            Series State Insured                                                        6.50            05/01/05      1,078,500
1,500,000   California State HFFA Revenue Kaiser Permanente Series A                    6.25            03/01/21              0
2,000,000   California State HFFA Revenue Scripps Memorial Hospital MBIA Insured        6.40            10/01/12              0
2,000,000   California State HFFA Revenue Scripps Research Institute                    6.63            07/01/14              0
1,750,000   California State HFFA Revenue Small Insured Health Facilities
            Series A                                                                    6.75            03/01/20      1,849,278
1,000,000   California State HFFA Revenue Special Episcopal Homes Mortgage              7.30            07/01/00              0
6,000,000   California State HFFA San Diego Hospital Association MBIA Insured           6.20            08/01/12      1,049,480
1,795,000   California State HFFA Scripps Memorial Hospital Series A MBIA Insured       6.25            10/01/13              0
1,000,000   California State Maritime Infrastructure Authority Revenue Port of
            San Diego Project AMBAC Insured                                             5.25            11/01/15        947,500
2,500,000   California State PCFA Pacific Gas & Electric Co AMT                         6.35            06/01/09              0
1,445,000   California State PCFA Pacific Gas & Electric Co AMT                         6.63            06/01/09              0
1,000,000   California State PCFA Resource Recovery Revenue Waste Management
            AMT Series A                                                                7.15            02/01/11      1,081,250
1,000,000   California State PCFA San Diego Gas & Electric Co AMT                       6.80            06/01/15      1,139,420
   65,000   California State Public Capital Improvements FA Revenue Joint Powers
            Agency Pooled Projects Series                                               8.25            03/01/98         66,251
2,000,000   California State Public Works Board Lease Revenue Community Colleges        6.63            09/01/07              0
1,000,000   California State Public Works Board Lease Revenue Department of
            Corrections AMBAC Insured                                                   5.25            01/01/21              0
3,000,000   California State Public Works Board Lease Revenue Department of
            Corrections AMBAC Insured                                                   6.40            11/01/10              0
2,000,000   California State Public Works Board Lease Revenue Department of
            Corrections Series A AMBAC Insured                                          5.50            01/01/15              0
1,000,000   California State Public Works Board Lease Revenue University Of
            California Project Series A AMBAC Insured                                   6.00            12/01/12              0
2,755,000   California State Public Works Board Lease Revenue University Of
            California Project Series A AMBAC Insured                                   6.30            12/01/09      1,078,430
5,000,000   California State Universities & Colleges Revenue HSG System FGIC
            Insured                                                                     5.80            11/01/17              0
1,500,000   California Statewide CDA Lease Revenue Oakland Convention Centers
            Project AMBAC Insured                                                       5.50            10/01/14              0
6,800,000   California Statewide CDA Lease Revenue Oakland Convention Centers
            Project AMBAC Insured                                                       6.00            10/01/10              0
1,000,000   California Statewide CDA Motion Picture and Television Development
            AMBAC Insured                                                               5.20            01/01/11              0
1,750,000   California Statewide CDA Motion Picture and Television Development
            AMBAC Insured                                                               5.25            01/01/12              0
1,590,000   California Statewide CDA Motion Picture and Television Development
            AMBAC Insured                                                               5.25            01/01/13      1,555,020
1,500,000   California Statewide CDA Motion Picture and Television Development
            AMBAC Insured                                                               5.25            01/01/14      1,457,790
  500,000   California Statewide CDA Revenue COP Health Facilities Barton
            Memorial Hospital LOC - Banque Nationale de Paris                           6.40            12/01/05              0
3,310,000   California Statewide CDA Revenue COP Hospital Cedars Sinai Medical
            Center                                                                      6.50            08/01/12      1,653,660
1,500,000   California Statewide CDA Revenue COP Sutter Health Obligated Group
            AMBAC Insured                                                               6.00            08/15/09              0
1,935,000   California Statewide CDA Water Revenue Series A                             6.00            07/01/10              0
1,250,000   Calleguas-Las Virgines CA PFA Calleguas MUD FGIC Insured                    5.13            07/01/21      1,155,063
3,100,000   Capistrano CA Unified PFA Special Tax Revenue AMBAC Insured                 5.25            09/01/09      1,109,625
  200,000   Capitol Area Development Authority Sacramento CA Lease Revenue
            Series A MBIA Insured                                                       6.50            04/01/12              0
3,840,000   Cathedral City CA PFA RevenueTax Allocation Redevelopment Projects
            Series A MBIA Insured                                                       5.25            08/01/13      3,753,446
1,800,000   Chino Basin CA Regional Financial Authority Revenue Municipal Water
            District Sewer Systems Project AMBAC insured                                6.00            08/01/16              0
  400,000   Chula Vista CA COP Town Centre II Package Project RDA                       6.00            09/01/07              0
  735,000   Chula Vista CA COP Town Centre II Package Project RDA                       6.00            09/01/08              0
  570,000   Chula Vista CA COP Town Centre II Package Project RDA                       6.00            09/01/11        584,005
  820,000   Chula Vista CA COP Town Centre II Package Project Redevelopment
            Agency                                                                      6.00            09/01/10              0
2,000,000   Coachella CA Water Revenue COP FSA Insured                                  6.10            03/01/22              0
2,500,000   Concord CA RDFA Tax Allocation                                              5.75            07/01/10              0
3,240,000   Contra Costa CA Water District Revenue FGIC Insured                         6.00            10/01/13              0
2,505,000   Contra Costa CA Water Treatment Revenue FGIC Insured                        5.70            10/01/12              0
2,700,000   Contra Costa County CA COP Public Facilities Merrithew Memorial
            Hospital Replacement                                                        6.60            11/01/12      1,342,500
  500,000   Contra Costa County CA COP Public Facilities Merrithew Memorial
            Hospital Replacement                                                        6.63            11/01/22        559,960
  270,000   Contra Costa County CA Home Mortgage Revenue AMT Escrowed to Maturity       7.75            05/01/22        339,711
2,755,000   Contra Costa County CA Transportation Authority Sales Tax Revenue
            Series A Escrowed to Maturity                                               6.50            03/01/09        840,881
4,000,000   Contra Costa County CA Transportation Authority Sales Tax Revenue
            Series A FGIC Insured                                                       5.50            03/01/08      4,125,840
3,655,000   Contra Costa County CA Water District Water Revenue Series G MBIA
            Insured                                                                     5.75            10/01/14      3,728,100
1,000,000   Contra Costa County CA Water Treatment Revenue Series A FGIC Insured        5.60            10/01/10              0
1,045,000   Corona CA PFA Public Improvement Revenue                                    5.95            07/01/07              0
1,075,000   Cotati CA Facilities Financing Authority Tax Allocation Series A            5.60            09/01/12              0
1,250,000   Cucamonga County CA Water District COP Refinancing Facilities FGIC
            Insured                                                                     6.30            09/01/12              0
   15,000   Culver City CA RDFA AMBAC Insured                                           6.75            11/01/15              0
3,000,000   Cupertino CA  Series A AMBAC Insured                                        5.75            07/01/16      1,519,650


                                                                                        Stagecoach
                                                                                        CA Tax-Free         Pro - Forma
                                                                                        Bond Fund           Combined Funds
Principal   Security Name                                                               Value               Value
            CALIFORNIA MUNICIPAL BONDS - 95.64%
1,000,000   California State HFFA Gould Medical Foundation Escrowed to Maturity                 $0              $1,086,770
1,250,000   California State HFFA Gould Medical Foundation Escrowed to Maturity                  0               1,365,838
2,000,000   California State HFFA Revenue Catholic Healthcare West AMBAC Insured                 0               2,020,200
1,000,000   California State HFFA Revenue Insured Health Facilities Valleycare
            Series State Insured                                                                 0               1,078,500
1,500,000   California State HFFA Revenue Kaiser Permanente Series A                     1,567,650               1,567,650
2,000,000   California State HFFA Revenue Scripps Memorial Hospital MBIA Insured         2,127,280               2,127,280
2,000,000   California State HFFA Revenue Scripps Research Institute                     2,156,460               2,156,460
1,750,000   California State HFFA Revenue Small Insured Health Facilities
            Series A                                                                             0               1,849,278
1,000,000   California State HFFA Revenue Special Episcopal Homes Mortgage               1,024,100               1,024,100
6,000,000   California State HFFA San Diego Hospital Association MBIA Insured            5,247,400               6,296,880
1,795,000   California State HFFA Scripps Memorial Hospital Series A MBIA Insured        1,872,526               1,872,526
1,000,000   California State Maritime Infrastructure Authority Revenue Port of
            San Diego Project AMBAC Insured                                                      0                 947,500
2,500,000   California State PCFA Pacific Gas & Electric Co AMT                          2,633,950               2,633,950
1,445,000   California State PCFA Pacific Gas & Electric Co AMT                          1,546,641               1,546,641
1,000,000   California State PCFA Resource Recovery Revenue Waste Management
            AMT Series A                                                                         0               1,081,250
1,000,000   California State PCFA San Diego Gas & Electric Co AMT                                0               1,139,420
   65,000   California State Public Capital Improvements FA Revenue Joint Powers
            Agency Pooled Projects Series                                                        0                  66,251
2,000,000   California State Public Works Board Lease Revenue Community Colleges         2,154,540               2,154,540
1,000,000   California State Public Works Board Lease Revenue Department of
            Corrections AMBAC Insured                                                      956,250                 956,250
3,000,000   California State Public Works Board Lease Revenue Department of
            Corrections AMBAC Insured                                                    3,277,290               3,277,290
2,000,000   California State Public Works Board Lease Revenue Department of
            Corrections Series A AMBAC Insured                                           1,984,160               1,984,160
1,000,000   California State Public Works Board Lease Revenue University Of
            California Project Series A AMBAC Insured                                    1,031,860               1,031,860
2,755,000   California State Public Works Board Lease Revenue University Of
            California Project Series A AMBAC Insured                                    1,892,645               2,971,075
5,000,000   California State Universities & Colleges Revenue HSG System FGIC
            Insured                                                                      5,070,900               5,070,900
1,500,000   California Statewide CDA Lease Revenue Oakland Convention Centers
            Project AMBAC Insured                                                        1,493,010               1,493,010
6,800,000   California Statewide CDA Lease Revenue Oakland Convention Centers
            Project AMBAC Insured                                                        7,145,032               7,145,032
1,000,000   California Statewide CDA Motion Picture and Television Development
            AMBAC Insured                                                                  986,340                 986,340
1,750,000   California Statewide CDA Motion Picture and Television Development
            AMBAC Insured                                                                1,721,650               1,721,650
1,590,000   California Statewide CDA Motion Picture and Television Development
            AMBAC Insured                                                                        0               1,555,020
1,500,000   California Statewide CDA Motion Picture and Television Development
            AMBAC Insured                                                                        0               1,457,790
  500,000   California Statewide CDA Revenue COP Health Facilities Barton
            Memorial Hospital LOC - Banque Nationale de Paris                              530,115                 530,115
3,310,000   California Statewide CDA Revenue COP Hospital Cedars Sinai Medical
            Center                                                                       1,995,416               3,649,076
1,500,000   California Statewide CDA Revenue COP Sutter Health Obligated Group
            AMBAC Insured                                                                1,570,455               1,570,455
1,935,000   California Statewide CDA Water Revenue Series A                              2,021,436               2,021,436
1,250,000   Calleguas-Las Virgines CA PFA Calleguas MUD FGIC Insured                             0               1,155,063
3,100,000   Capistrano CA Unified PFA Special Tax Revenue AMBAC Insured                  2,017,500               3,127,125
  200,000   Capitol Area Development Authority Sacramento CA Lease Revenue
            Series A MBIA Insured                                                          215,426                 215,426
3,840,000   Cathedral City CA PFA RevenueTax Allocation Redevelopment Projects
            Series A MBIA Insured                                                                0               3,753,446
1,800,000   Chino Basin CA Regional Financial Authority Revenue Municipal Water
            District Sewer Systems Project AMBAC insured                                 1,861,290               1,861,290
  400,000   Chula Vista CA COP Town Centre II Package Project RDA                          416,476                 416,476
  735,000   Chula Vista CA COP Town Centre II Package Project RDA                          760,358                 760,358
  570,000   Chula Vista CA COP Town Centre II Package Project RDA                                0                 584,005
  820,000   Chula Vista CA COP Town Centre II Package Project Redevelopment
            Agency                                                                         845,568                 845,568
2,000,000   Coachella CA Water Revenue COP FSA Insured                                   2,069,120               2,069,120
2,500,000   Concord CA RDFA Tax Allocation                                               2,436,600               2,436,600
3,240,000   Contra Costa CA Water District Revenue FGIC Insured                          3,350,905               3,350,905
2,505,000   Contra Costa CA Water Treatment Revenue FGIC Insured                         2,538,692               2,538,692
2,700,000   Contra Costa County CA COP Public Facilities Merrithew Memorial
            Hospital Replacement                                                         1,678,125               3,020,625
  500,000   Contra Costa County CA COP Public Facilities Merrithew Memorial
            Hospital Replacement                                                                 0                 559,960
  270,000   Contra Costa County CA Home Mortgage Revenue AMT Escrowed to Maturity                0                 339,711
2,755,000   Contra Costa County CA Transportation Authority Sales Tax Revenue
            Series A Escrowed to Maturity                                                2,227,500               3,068,381
4,000,000   Contra Costa County CA Transportation Authority Sales Tax Revenue
            Series A FGIC Insured                                                                0               4,125,840
3,655,000   Contra Costa County CA Water District Water Revenue Series G MBIA
            Insured                                                                              0               3,728,100
1,000,000   Contra Costa County CA Water Treatment Revenue Series A FGIC Insured         1,023,760               1,023,760
1,045,000   Corona CA PFA Public Improvement Revenue                                     1,052,576               1,052,576
1,075,000   Cotati CA Facilities Financing Authority Tax Allocation Series A             1,029,065               1,029,065
1,250,000   Cucamonga County CA Water District COP Refinancing Facilities FGIC
            Insured                                                                      1,319,375               1,319,375
   15,000   Culver City CA RDFA AMBAC Insured                                               15,904                  15,904
3,000,000   Cupertino CA  Series A AMBAC Insured                                         1,519,650               3,039,300

                                                                                                                     Overland
                                                                                                                     CA Tax-Free
                                                                                       Interest         Maturity     Bond Fund
Principal       Security Name                                                          Rate             Date         Value
                CALIFORNIA MUNICIPAL BONDS - 95.64%
   1,450,000    Cupertino CA  Series B                                                   6.25 %          07/01/10             $0
   1,355,000    Duarte CA COP City of Hope National Medical Center                       6.13            04/01/13              0
   3,000,000    East Bay CA MUD Wastewater Treatment Revenue FGIC Insured                5.00            06/01/16      1,880,740
   5,000,000    East Bay CA MUD Wastewater Treatment Revenue MBIA Insured                5.00            06/01/14      1,888,200
   1,500,000    East Bay CA MUD Wastewater Treatment System Revenue AMBAC Insured        6.00            06/01/09              0
   1,000,000    East Bay CA MUD Water System Revenue FGIC Insured                        6.00            06/01/12              0
   2,675,000    East Bay CA MUD Water System Revenue MBIA Insured                        6.00            06/01/12      2,770,845
   1,195,000    East Bay CA Regional Park District Series B                              5.75            09/01/14              0
   2,000,000    East Bay CA Regional Park District Series B                              5.75            09/01/13      2,036,060
     500,000    Eastern Municipal Water District CA Water & Sewer Revenue
                Certificates FGIC Insured                                                6.30            07/01/20        518,190
   5,000,000    Elsinore Valley CA Municipal Water District COP Series A FGIC
                Insured                                                                  5.75            07/01/19              0
   1,000,000    Elsinore Valley CA Municipal Water District COP Series A FGIC
                Insured                                                                  6.00            07/01/12              0
   4,000,000    Emeryville CA PFA Housing Increment Revenue Series A                     6.35            05/01/10      1,044,090
   1,725,000    Escondido CA PFA Lease Revenue Center for the Arts AMBAC Insured         5.80            09/01/09      1,813,337
   2,000,000    Escondido CA PFA Lease Revenue Center for the Arts AMBAC Insured         6.00            09/01/18      2,066,500
   2,000,000    Escondido CA PFA Lease Revenue Escondido Civic Center Project
                Series B AMBAC Insured                                                   6.13            09/01/11              0
   1,080,000    Escondido CA USD Series A FGIC Insured                                   5.13            09/01/15              0
   1,410,000    Fairfield CA PFA CGIC Insured                                            5.20            08/01/08      1,419,264
   1,110,000    Folsom CA PFA Revenue AMBAC Insured                                      6.00            10/01/12              0
   3,000,000    Fontana CA USD Convertible Series C FGIC Insured                         6.15 !          05/01/20      3,129,360
   1,000,000    Foothill CA De Anza Community College Connie Lee Insured                 5.25            09/01/21              0
   1,270,000    Fremont CA USD Alameda County Series E FGIC Insured                      5.90            09/01/15              0
   3,940,000    Fremont CA USD Alameda County Series F MBIA Insured                      5.88            08/01/16              0
   3,800,000    Fresno CA Conference Center                                              5.00            04/01/13      1,721,880
   1,000,000    Fresno CA COP Street Improvement Project                                 6.63            12/01/11      1,062,500
   2,000,000    Fresno CA Joint Powers Financing Authority Street Light
                Acquisition Project Series A                                             5.50            08/01/12              0
   1,000,000    Fresno CA Sewer Revenue Series A MBIA Insured                            5.00            09/01/15        941,700
   2,000,000    Fresno CA USD Series A MBIA Insured                                      5.70            08/01/15      2,025,800
   3,000,000    Fresno CA Water System Revenue FGIC Insured                              6.00            06/01/16              0
   1,250,000    Fresno County CA Solid Waste Revenue American Avenue Landfill
                Project MBIA Insured                                                     5.75            05/15/14      1,267,138
   1,500,000    Glendale CA RDFA Tax Allocation Revenue AMBAC Insured                    5.50            12/01/09              0
   1,000,000    Glendale CA RDFA Tax Allocation Revenue AMBAC Insured                    5.50            12/01/11              0
   1,650,000    Haywood CA Certificates Participation Civic Center Project
                MBIA Insured                                                             5.50            08/01/17      1,628,105
     575,000    Huntington Beach CA PFA Revenue Bond                                     6.55            08/01/01              0
   2,800,000    Huntington Beach CA PFA Revenue Bond                                     7.00            08/01/10      2,918,188
   1,000,000    Indian Wells CA RDFA Tax Allocation Whitewater Project MBIA
                Insured                                                                  6.00            12/01/14              0
   1,000,000    Indian Wells CA Redevelopment Agency Tax Allocation MBIA Insured         5.38            12/01/15        984,330
     500,000    Industry CA Urban Development Agency                                     6.70            11/01/03        542,055
   1,280,000    Industry CA Urban Development Agency                                     6.85            11/01/04      1,174,500
     500,000    Industry CA Urban Development Agency Project 3                           6.60            11/01/02        539,250
   2,270,000    Industry CA Urban Development Agency Tax Allocation MBIA Insured         5.80            05/01/09      1,036,020
   1,000,000    Industry CA Urban Development Agency Tax Allocation MBIA Insured         6.00            05/01/15              0
   1,350,000    Jackson CA COP Water System Acquisition Project                          6.80            09/01/23              0
     270,000    Jamul-Dulzura CA USD                                                     6.40            08/01/16              0
   2,000,000    Kern CA High School District MBIA Insured                                5.60            08/01/12              0
   1,185,000    La Verne CA COP Capital Improvements Projects                            5.70            06/01/15              0
   3,000,000    Long Beach CA Finance Authority Revenue                                  6.00            11/01/08              0
   1,000,000    Long Beach CA Finance Authority Revenue AMBAC Insured                    6.00            11/01/17      1,065,740
   2,000,000    Long Beach CA Water Revenue                                              6.00            05/01/14              0
   1,000,000    Long Beach CA Water Revenue                                              6.13            05/01/19              0
   2,900,000    Los Angeles CA Airport Revenue Series A FGIC Insured                     5.50            05/15/08      3,012,607
   1,000,000    Los Angeles CA Community College District COP Series A CGIC
                Insured                                                                  5.90            08/15/07              0
   1,000,000    Los Angeles CA Community College District COP Series A CGIC
                Insured                                                                  6.00            08/15/08      1,062,140
   4,695,000    Los Angeles CA DW&P Electric Plant Revenue                               5.70            09/01/11              0
     200,000    Los Angeles CA DW&P Electric Plant Revenue                               6.38            02/01/20              0
   2,000,000    Los Angeles CA DW&P Electric Plant Revenue Second Issue                  5.75            08/15/11              0
   2,000,000    Los Angeles CA DW&P Electrical Plant Revenue FGIC Insured                4.75            08/15/09              0
   3,000,000    Los Angeles CA DW&P Waterworks Revenue                                   5.70            04/15/09              0
   2,145,000    Los Angeles CA Harbor Department of Revenue                              6.40            08/01/15              0


                                                                                      Stagecoach
                                                                                      CA Tax-Free             Pro - Forma
                                                                                      Bond Fund               Combined Funds
Principal       Security Name                                                         Value                   Value
                CALIFORNIA MUNICIPAL BONDS - 95.64%
   1,450,000    Cupertino CA  Series B                                                $1,504,651              $1,504,651
   1,355,000    Duarte CA COP City of Hope National Medical Center                     1,374,404               1,374,404
   3,000,000    East Bay CA MUD Wastewater Treatment Revenue FGIC Insured                940,370               2,821,110
   5,000,000    East Bay CA MUD Wastewater Treatment Revenue MBIA Insured              2,832,300               4,720,500
   1,500,000    East Bay CA MUD Wastewater Treatment System Revenue AMBAC Insured      1,586,580               1,586,580
   1,000,000    East Bay CA MUD Water System Revenue FGIC Insured                      1,035,830               1,035,830
   2,675,000    East Bay CA MUD Water System Revenue MBIA Insured                              0               2,770,845
   1,195,000    East Bay CA Regional Park District Series B                            1,213,009               1,213,009
   2,000,000    East Bay CA Regional Park District Series B                                    0               2,036,060
     500,000    Eastern Municipal Water District CA Water & Sewer Revenue
                Certificates FGIC Insured                                                      0                 518,190
   5,000,000    Elsinore Valley CA Municipal Water District COP Series A FGIC
                Insured                                                                5,007,950               5,007,950
   1,000,000    Elsinore Valley CA Municipal Water District COP Series A FGIC
                Insured                                                                1,070,540               1,070,540
   4,000,000    Emeryville CA PFA Housing Increment Revenue Series A                   3,132,270               4,176,360
   1,725,000    Escondido CA PFA Lease Revenue Center for the Arts AMBAC Insured               0               1,813,337
   2,000,000    Escondido CA PFA Lease Revenue Center for the Arts AMBAC Insured               0               2,066,500
   2,000,000    Escondido CA PFA Lease Revenue Escondido Civic Center Project
                Series B AMBAC Insured                                                 2,143,180               2,143,180
   1,080,000    Escondido CA USD Series A FGIC Insured                                 1,034,813               1,034,813
   1,410,000    Fairfield CA PFA CGIC Insured                                                  0               1,419,264
   1,110,000    Folsom CA PFA Revenue AMBAC Insured                                    1,147,995               1,147,995
   3,000,000    Fontana CA USD Convertible Series C FGIC Insured                               0               3,129,360
   1,000,000    Foothill CA De Anza Community College Connie Lee Insured                 940,020                 940,020
   1,270,000    Fremont CA USD Alameda County Series E FGIC Insured                    1,309,434               1,309,434
   3,940,000    Fremont CA USD Alameda County Series F MBIA Insured                    4,013,599               4,013,599
   3,800,000    Fresno CA Conference Center                                            1,913,200               3,635,080
   1,000,000    Fresno CA COP Street Improvement Project                                       0               1,062,500
   2,000,000    Fresno CA Joint Powers Financing Authority Street Light
                Acquisition Project Series A                                           1,929,840               1,929,840
   1,000,000    Fresno CA Sewer Revenue Series A MBIA Insured                                  0                 941,700
   2,000,000    Fresno CA USD Series A MBIA Insured                                            0               2,025,800
   3,000,000    Fresno CA Water System Revenue FGIC Insured                            3,089,970               3,089,970
   1,250,000    Fresno County CA Solid Waste Revenue American Avenue Landfill
                Project MBIA Insured                                                           0               1,267,138
   1,500,000    Glendale CA RDFA Tax Allocation Revenue AMBAC Insured                  1,535,580               1,535,580
   1,000,000    Glendale CA RDFA Tax Allocation Revenue AMBAC Insured                  1,010,100               1,010,100
   1,650,000    Haywood CA Certificates Participation Civic Center Project
                MBIA Insured                                                                   0               1,628,105
     575,000    Huntington Beach CA PFA Revenue Bond                                     578,726                 578,726
   2,800,000    Huntington Beach CA PFA Revenue Bond                                           0               2,918,188
   1,000,000    Indian Wells CA RDFA Tax Allocation Whitewater Project MBIA
                Insured                                                                1,033,110               1,033,110
   1,000,000    Indian Wells CA Redevelopment Agency Tax Allocation MBIA Insured               0                 984,330
     500,000    Industry CA Urban Development Agency                                           0                 542,055
   1,280,000    Industry CA Urban Development Agency                                     217,500               1,392,000
     500,000    Industry CA Urban Development Agency Project 3                                 0                 539,250
   2,270,000    Industry CA Urban Development Agency Tax Allocation MBIA Insured       1,315,745               2,351,765
   1,000,000    Industry CA Urban Development Agency Tax Allocation MBIA Insured       1,034,260               1,034,260
   1,350,000    Jackson CA COP Water System Acquisition Project                        1,397,493               1,397,493
     270,000    Jamul-Dulzura CA USD                                                     289,359                 289,359
   2,000,000    Kern CA High School District MBIA Insured                              2,121,380               2,121,380
   1,185,000    La Verne CA COP Capital Improvements Projects                          1,154,889               1,154,889
   3,000,000    Long Beach CA Finance Authority Revenue                                3,272,070               3,272,070
   1,000,000    Long Beach CA Finance Authority Revenue AMBAC Insured                          0               1,065,740
   2,000,000    Long Beach CA Water Revenue                                            2,049,620               2,049,620
   1,000,000    Long Beach CA Water Revenue                                            1,026,420               1,026,420
   2,900,000    Los Angeles CA Airport Revenue Series A FGIC Insured                           0               3,012,607
   1,000,000    Los Angeles CA Community College District COP Series A CGIC
                Insured                                                                1,060,000               1,060,000
   1,000,000    Los Angeles CA Community College District COP Series A CGIC
                Insured                                                                        0               1,062,140
   4,695,000    Los Angeles CA DW&P Electric Plant Revenue                             4,777,585               4,777,585
     200,000    Los Angeles CA DW&P Electric Plant Revenue                               209,276                 209,276
   2,000,000    Los Angeles CA DW&P Electric Plant Revenue Second Issue                2,031,180               2,031,180
   2,000,000    Los Angeles CA DW&P Electrical Plant Revenue FGIC Insured              1,929,420               1,929,420
   3,000,000    Los Angeles CA DW&P Waterworks Revenue                                 3,087,120               3,087,120
   2,145,000    Los Angeles CA Harbor Department of Revenue                            2,371,576               2,371,576


                                                                                                                   Overland
                                                                                                                   CA Tax-Free
                                                                                          Interest    Maturity     Bond Fund
Principal      Security Name                                                              Rate        Date         Value
               CALIFORNIA MUNICIPAL BONDS - 95.64%
   2,775,000   Los Angeles CA Harbor Revenue Series B AMT                                 6.50 %      08/01/13     $2,938,919
     340,000   Los Angeles CA Municipal Improvement Corp Lease Revenue Central
               Library Project Series A                                                   6.30        06/01/16              0
     110,000   Los Angeles CA SFMR Series A AMT Multiple Credit Enhancements              7.55        12/01/23        114,365
   1,950,000   Los Angeles CA Unified School District Certificates Participation
               Multiple Properties Project Series A FSA Insured                           5.50        10/01/16      1,924,572
   2,800,000   Los Angeles CA USD Certificates Participation Multiple Properties
               Project Series A FSA Insured                                               5.40        10/01/09              0
   2,200,000   Los Angeles CA USD Certificates Participation Multiple Properties
               Project Series A FSA Insured                                               5.50        10/01/10              0
   4,000,000   Los Angeles CA Wastewater System Revenue AMBAC Insured                     6.25        06/01/12              0
   1,300,000   Los Angeles CA Wastewater System Revenue Series A MBIA Insured             5.70        06/01/13              0
   1,000,000   Los Angeles CA Wastewater System Revenue Series C MBIA Insured             5.50        06/01/13              0
   4,500,000   Los Angeles CA Wastewater System Revenue Series D FGIC Insured             5.20        11/01/21              0
   1,000,000   Los Angeles County CA Metro Transportation Authority Sales Tax
               Revenue Series B AMBAC Insured                                             4.75        07/01/18        883,290
   1,975,000   Los Angeles County CA Metropolitan Transportation Authority Sales
               Tax Revenue Series A                                                       5.50        07/01/13              0
   2,500,000   Los Angeles County CA Metropolitan Transportation Authority Sales
               Tax Revenue Series A AMBAC Insured                                         5.50        07/01/17      2,481,250
   2,250,000   Los Angeles County CA Transportation Commision Sales Tax Revenue           6.25        07/01/16              0
     480,000   Los Angeles County CA Transportation Commission Sales Tax Revenue
               Series B FGIC Insured                                                      6.50        07/01/15        510,960
   2,000,000   Los Angeles USD COP Dr  Francisco Bravo Medical Hospital                   6.60        06/01/05              0
   1,370,000   Madera CA RDFA Tax Allocation Revenue CGIC Insured                         5.75        09/01/11              0
   2,000,000   Menlo Park CA CDA Tax Allocation Revenue MBIA Insured                      5.38        06/01/16        972,650
   2,485,000   Merced County CA Certificates Participation Revenue                        6.00        10/01/12              0
   6,000,000   Metropolitan Water District Southern CA Water Works Revenue                5.75        07/01/13              0
   2,000,000   Metropolitan Water District Southern CA Water Works Revenue MBIA
               Insured                                                                    5.75        07/01/15              0
   2,000,000   Mid Peninsula CA Regional Open Space District Promissory Notes             7.00        09/01/14      2,207,640
   1,000,000   Modesto CA Irrigation District Financing Authority Domestic Water
               Project Revenue Series A AMBAC Insured                                     6.00        09/01/09              0
     975,000   Montclair CA RDFA Lease Revenue Series A                                   5.80        11/01/10              0
     100,000   Montclair CA RDFA Lease Revenue Series A                                   6.63        11/01/11              0
   2,835,000   Mountain View CA Shoreline Regional Park Community Tax Allocation
               MBIA Insured                                                               5.50        08/01/13      1,840,156
   1,000,000   National City CA CDA Tax Allocation Downtown Redevelopment Project
               Series A AMBAC Insured                                                     6.25        08/01/12              0
   1,230,000   National City CA CDA Tax Allocation Downtown Redevelopment Project
               Series B AMT AMBAC Insured                                                 6.63        08/01/12              0
     720,000   Natomas CA USD Series A MBIA Insured                                       5.75        09/01/12              0
   2,200,000   Nevada County CA Solid Waste Revenue                                       6.50        10/01/06      1,557,445
   1,000,000   North City West CA School Facility Authority Special Tax Refunded
               Series B FSA Insured                                                       5.75        09/01/15              0
   1,000,000   Northern California Power Agency Multiple Capital Facilities
               Revenue Series A MBIA Insured                                              6.50        08/01/12              0
   7,000,000   Northern California Transmission Revenue Transmission Project A
               MBIA Insured                                                               5.50        05/01/14              0
   1,035,000   Northridge CA Water District AMBAC Insured                                 5.40        02/01/11      1,042,131
   4,280,000   Northridge CA Water District Revenue AMBAC Insured                         5.25        02/01/14              0
   1,000,000   Nuview CA USD COP                                                          7.25        02/01/16      1,047,000
   1,465,000   Oakland CA FGIC Insured                                                    6.00        06/15/12              0
   2,000,000   Oceanside CA Water Reuse Finance Project A AMBAC Insured                   6.40        10/01/12              0
   1,500,000   Ontario CA RDFA Revenue Project One MBIA Insured                           6.00        08/01/15      1,521,990
   6,000,000   Orange County CA LOC TRANS Authority Sales Tax Revenue MBIA
               Insured                                                                    6.00        02/15/08              0
     800,000   Orange County CA Local Transportation Authority Sales Tax Revenue
               First Series Measure M                                                     6.00        02/15/09              0
     360,000   Orange County CA Sanitation District COP FGIC Insured                      6.40        08/01/07              0
   1,000,000   Orange County CA Water District Series A                                   5.50        08/15/10      1,003,880
   1,000,000   Palm Springs CA Certificates Participation Refunded Multiple
               Capital Facilities Project AMBAC Insured                                   5.75        04/01/17              0
   1,240,000   Parlier CA RDFA Tax Allocation Series A                                    6.95        08/01/23              0
   1,500,000   Pinole CA RDFA Tax Allocation                                              5.60        08/01/17              0
   2,400,000   Pittsburg CA RDFA Tax Allocation Los Medanos Community  Project
               FGIC Insured                                                               5.50        08/01/07      2,485,032
   1,500,000   Pittsburg CA RDFA Tax Allocation Los Medanos Community  Project
               Series 90-1                                                                7.40        08/15/20      1,692,120
   3,285,000   Pittsburgh CA Redevelopment Agency Tax Allocation V/R Series A
               AMBAC Insured                                                              5.00        08/01/13              0
   1,000,000   Port of Oakland CA Special Facilities Revenue Mitsui OSK Lines
               Limited Series A AMT LOC - Industrial Bank of Japan Ltd                    6.70        01/01/07      1,068,050
   3,380,000   Port of Oakland CA Special Facilities Revenue Mitsui OSK Lines
               Limited Series A AMT LOC - Industrial Bank of Japan Ltd                    6.80        01/01/19              0
   1,000,000   Ranch CA Water District Financing Authority Revenue                        5.00        08/15/14              0
   1,325,000   Redding CA Joint Powers Financing Authority Wastewater Revenue
               Series A FGIC Insured                                                      6.00        12/01/11              0
   1,310,000   Rialto CA RDFA Tax Allocation Series A                                     5.80        09/01/08              0
   1,100,000   Richmond CA Joint Powers Financing Authority Lease and Gas Tax
               Revenue Series A                                                           5.25        05/15/13      1,046,199
   1,055,000   Riverside CA Sewer Revenue FGIC Insured                                    5.00        08/01/10      1,040,684
   5,750,000   Riverside County CA Asset Leasing Corp Revenue Riverside County
               Hospital Project A                                                         6.38        06/01/09      1,846,250
   3,000,000   Riverside County CA COP Series A                                           6.88        11/01/09      3,213,540
   1,045,000   Riverside County CA PFA Special Tax Revenue Series A MBIA Insured          5.25        09/01/10              0


                                                                                              Stagecoach
                                                                                              CA Tax-Free             Pro - Forma
                                                                                              Bond Fund               Combined Funds
Principal      Security Name                                                                  Value                   Value
               CALIFORNIA MUNICIPAL BONDS - 95.64%
   2,775,000   Los Angeles CA Harbor Revenue Series B AMT                                     $        0              $2,938,919
     340,000   Los Angeles CA Municipal Improvement Corp Lease Revenue Central
               Library Project Series A                                                          351,465                 351,465
     110,000   Los Angeles CA SFMR Series A AMT Multiple Credit Enhancements                           0                 114,365
   1,950,000   Los Angeles CA Unified School District Certificates Participation
               Multiple Properties Project Series A FSA Insured                                        0               1,924,572
   2,800,000   Los Angeles CA USD Certificates Participation Multiple Properties
               Project Series A FSA Insured                                                    2,860,228               2,860,228
   2,200,000   Los Angeles CA USD Certificates Participation Multiple Properties
               Project Series A FSA Insured                                                    2,237,686               2,237,686
   4,000,000   Los Angeles CA Wastewater System Revenue AMBAC Insured                          4,224,120               4,224,120
   1,300,000   Los Angeles CA Wastewater System Revenue Series A MBIA Insured                  1,314,794               1,314,794
   1,000,000   Los Angeles CA Wastewater System Revenue Series C MBIA Insured                    998,690                 998,690
   4,500,000   Los Angeles CA Wastewater System Revenue Series D FGIC Insured                  4,199,805               4,199,805
   1,000,000   Los Angeles County CA Metro Transportation Authority Sales Tax
               Revenue Series B AMBAC Insured                                                          0                 883,290
   1,975,000   Los Angeles County CA Metropolitan Transportation Authority Sales
               Tax Revenue Series A                                                            1,925,349               1,925,349
   2,500,000   Los Angeles County CA Metropolitan Transportation Authority Sales
               Tax Revenue Series A AMBAC Insured                                                      0               2,481,250
   2,250,000   Los Angeles County CA Transportation Commision Sales Tax Revenue                2,250,000               2,250,000
     480,000   Los Angeles County CA Transportation Commission Sales Tax Revenue
               Series B FGIC Insured                                                                   0                 510,960
   2,000,000   Los Angeles USD COP Dr  Francisco Bravo Medical Hospital                        2,162,040               2,162,040
   1,370,000   Madera CA RDFA Tax Allocation Revenue CGIC Insured                              1,405,853               1,405,853
   2,000,000   Menlo Park CA CDA Tax Allocation Revenue MBIA Insured                             972,650               1,945,300
   2,485,000   Merced County CA Certificates Participation Revenue                             2,614,419               2,614,419
   6,000,000   Metropolitan Water District Southern CA Water Works Revenue                     6,049,800               6,049,800
   2,000,000   Metropolitan Water District Southern CA Water Works Revenue MBIA
               Insured                                                                         2,027,860               2,027,860
   2,000,000   Mid Peninsula CA Regional Open Space District Promissory Notes                          0               2,207,640
   1,000,000   Modesto CA Irrigation District Financing Authority Domestic Water
               Project Revenue Series A AMBAC Insured                                          1,056,390               1,056,390
     975,000   Montclair CA RDFA Lease Revenue Series A                                        1,002,924               1,002,924
     100,000   Montclair CA RDFA Lease Revenue Series A                                          103,908                 103,908
   2,835,000   Mountain View CA Shoreline Regional Park Community Tax Allocation
               MBIA Insured                                                                    1,002,810               2,842,966
   1,000,000   National City CA CDA Tax Allocation Downtown Redevelopment Project
               Series A AMBAC Insured                                                          1,054,160               1,054,160
   1,230,000   National City CA CDA Tax Allocation Downtown Redevelopment Project
               Series B AMT AMBAC Insured                                                      1,321,832               1,321,832
     720,000   Natomas CA USD Series A MBIA Insured                                              738,842                 738,842
   2,200,000   Nevada County CA Solid Waste Revenue                                              805,575               2,363,020
   1,000,000   North City West CA School Facility Authority Special Tax Refunded
               Series B FSA Insured                                                            1,011,250               1,011,250
   1,000,000   Northern California Power Agency Multiple Capital Facilities
               Revenue Series A MBIA Insured                                                   1,078,450               1,078,450
   7,000,000   Northern California Transmission Revenue Transmission Project A
               MBIA Insured                                                                    6,990,620               6,990,620
   1,035,000   Northridge CA Water District AMBAC Insured                                              0               1,042,131
   4,280,000   Northridge CA Water District Revenue AMBAC Insured                              4,159,004               4,159,004
   1,000,000   Nuview CA USD COP                                                                       0               1,047,000
   1,465,000   Oakland CA FGIC Insured                                                         1,519,498               1,519,498
   2,000,000   Oceanside CA Water Reuse Finance Project A AMBAC Insured                        2,141,560               2,141,560
   1,500,000   Ontario CA RDFA Revenue Project One MBIA Insured                                        0               1,521,990
   6,000,000   Orange County CA LOC TRANS Authority Sales Tax Revenue MBIA
               Insured                                                                         6,517,800               6,517,800
     800,000   Orange County CA Local Transportation Authority Sales Tax Revenue
               First Series Measure M                                                            865,120                 865,120
     360,000   Orange County CA Sanitation District COP FGIC Insured                             386,150                 386,150
   1,000,000   Orange County CA Water District Series A                                                0               1,003,880
   1,000,000   Palm Springs CA Certificates Participation Refunded Multiple
               Capital Facilities Project AMBAC Insured                                        1,011,430               1,011,430
   1,240,000   Parlier CA RDFA Tax Allocation Series A                                         1,288,273               1,288,273
   1,500,000   Pinole CA RDFA Tax Allocation                                                   1,435,290               1,435,290
   2,400,000   Pittsburg CA RDFA Tax Allocation Los Medanos Community  Project
               FGIC Insured                                                                            0               2,485,032
   1,500,000   Pittsburg CA RDFA Tax Allocation Los Medanos Community  Project
               Series 90-1                                                                             0               1,692,120
   3,285,000   Pittsburgh CA Redevelopment Agency Tax Allocation V/R Series A
               AMBAC Insured                                                                   3,106,920               3,106,920
   1,000,000   Port of Oakland CA Special Facilities Revenue Mitsui OSK Lines
               Limited Series A AMT LOC - Industrial Bank of Japan Ltd                                 0               1,068,050
   3,380,000   Port of Oakland CA Special Facilities Revenue Mitsui OSK Lines
               Limited Series A AMT LOC - Industrial Bank of Japan Ltd                         3,536,224               3,536,224
   1,000,000   Ranch CA Water District Financing Authority Revenue                               943,690                 943,690
   1,325,000   Redding CA Joint Powers Financing Authority Wastewater Revenue
               Series A FGIC Insured                                                           1,385,288               1,385,288
   1,310,000   Rialto CA RDFA Tax Allocation Series A                                          1,330,357               1,330,357
   1,100,000   Richmond CA Joint Powers Financing Authority Lease and Gas Tax
               Revenue Series A                                                                        0               1,046,199
   1,055,000   Riverside CA Sewer Revenue FGIC Insured                                                 0               1,040,684
   5,750,000   Riverside County CA Asset Leasing Corp Revenue Riverside County
               Hospital Project A                                                              4,220,000               6,066,250
   3,000,000   Riverside County CA COP Series A                                                        0               3,213,540
   1,045,000   Riverside County CA PFA Special Tax Revenue Series A MBIA Insured               1,049,337               1,049,337


                                                                                                                        Overland
                                                                                                                        CA Tax-Free
                                                                                             Interest     Maturity      Bond Fund
Principal        Security Name                                                               Rate         Date          Value
                 CALIFORNIA MUNICIPAL BONDS - 95.64%
    1,000,000    Riverside County CA PFA Special Tax Revenue Series A MBIA
                 Insured                                                                     5.25 %       09/01/13       $982,630
      275,000    Riverside County CA SFMR Project A AMT GNMA Collateralized                  6.85         10/01/16        303,421
    1,000,000    Rocklin CA USD Community Facility District Special Tax MBIA
                 Insured                                                                     5.75         09/01/18              0
    1,335,000    Roseville CA Joint USD Capital Appreciation Series A                        9.80 !       08/01/06        836,778
    1,000,000    Sacramento CA Airport Commission International Airport Revenue
                 AMBAC Insured                                                               6.00         07/01/16              0
    1,500,000    Sacramento CA Area Flood Control Authority Special Assessment
                 FGIC Insured                                                                5.38         10/01/15              0
        5,000    Sacramento CA Financing Authority Revenue Prerefunded                       6.70         11/01/11              0
    2,300,000    Sacramento CA Light Rail Transportation Project                             6.00         07/01/12              0
    1,900,000    Sacramento CA Light Rail Transportation Project                             6.75         07/01/07      2,054,375
    2,500,000    Sacramento CA MUD Electric Revenue MBIA Insured                             6.25         08/15/10              0
      500,000    Sacramento CA MUD Electric Revenue Series C FGIC Insured                    5.75         11/15/08              0
    5,100,000    Sacramento CA MUD Electric Revenue Series C MBIA Insured                    5.75         11/15/09              0
    3,600,000    Sacramento CA MUD Electric Revenue Series E MBIA-IBC Insured                5.70         05/15/12      3,663,684
       50,000    Sacramento CA MUD Electric Revenue Series Z FGIC Insured                    6.45         07/01/10              0
    1,000,000    Sacramento CA RDFA Tax Allocation Merged Downtown Project A
                 MBIA Insured                                                                6.50         11/01/13              0
    2,000,000    Sacramento County CA Airport System Revenue Series A AMT FGIC
                 Insured                                                                     6.00         07/01/12              0
    3,000,000    Sacramento County Main Detention Facility MBIA Insured                      5.75         06/01/15      3,034,050
    1,000,000    San Bernardino CA Municipal Water Department COP FGIC Insured               6.25         02/01/12      1,041,600
      380,000    San Bernardino County CA  West Valley Detention Center MBIA
                 Insured                                                                     6.50         11/01/12              0
      200,000    San Bernardino County CA Transportation Authority Sales Tax
                 Revenue FGIC Insured                                                        6.00         03/01/10              0
    1,000,000    San Buenaventura CA Capital Improvement Project COP                         6.85         08/01/16      1,020,730
    4,000,000    San Buenaventura CA COP AMBAC Insured                                       6.00         01/01/12              0
      230,000    San Carlos CA RDFA Tax Allocation Series A                                  7.00         09/01/01        252,402
      250,000    San Carlos CA RDFA Tax Allocation Series A                                  7.00         09/01/02        278,520
      225,000    San Carlos CA RDFA Tax Allocation Series A                                  7.00         09/01/03        250,668
      235,000    San Carlos CA RDFA Tax Allocation Series A                                  7.00         09/01/04        261,809
      235,000    San Carlos CA RDFA Tax Allocation Series A                                  7.10         09/01/05        262,692
    1,500,000    San Diego CA Community College District COP Financing Projects              5.38         12/01/14              0
    8,195,000    San Diego CA PFA Sewer Revenue FGIC Insured                                 5.00         05/15/15      6,124,625
    1,000,000    San Diego CA PFA Sewer Revenue FGIC Insured                                 5.00         05/15/20              0
    3,000,000    San Diego CA Public Safety Commission Project GO                            5.50         04/01/08              0
    1,000,000    San Diego CA Public Safety Commission Project GO                            6.50         07/15/07              0
    4,500,000    San Diego County CA Regional Transportation Community Sales
                 Tax Revenue Series A Escrowed to Maturity                                   6.00         04/01/08        537,485
    3,950,000    San Elijo Joint Powers Authority San Diego County CA Water
                 Pollution Control Facility FGIC Insured                                     5.38         03/01/13      2,676,040
    1,000,000    San Francisco CA Airport Commission International Airport
                 Revenue AMBAC Insured                                                       6.20         05/01/07              0
    2,250,000    San Francisco CA BART Sales Tax Revenue FGIC Insured                        5.50         07/01/15      2,234,475
      200,000    San Francisco CA City & County Public Utilities Commission
                 Water Revenue Series A                                                      6.50         11/01/09              0
      700,000    San Francisco CA City & County RDFA Tax Allocation Capital
                 Appreciation Project MBIA Insured                                           7.69 !       08/01/08              0
    4,500,000    San Francisco CA City & County Sewer Revenue                                6.00         10/01/11              0
      500,000    San Francisco CA RDA Tax Allocation MBIA Insured                            5.00         08/01/15              0
    4,000,000    San Joaquin Hills CA Transportation Corridor Agency Toll Road
                 Revenue Capital Appreciation                                                5.29 !       01/01/10      1,677,500
    2,500,000    San Jose CA RDA Tax Allocation MBIA Insured                                 5.00         08/01/20      2,288,650
    4,395,000    San Jose RDFA Merged Area Project MBIA Insured                              5.25         08/01/16      1,344,320
    1,200,000    San Mateo CA Joint Powers Financing Authority Redevelopment
                 Downtown & Shoreline Project A AMBAC Insured                                5.50         08/01/07              0
    1,130,000    San Mateo CA Sewer Revenue FSA Insured                                      5.50         08/01/14              0
    1,935,000    San Mateo County CA Board of Education COP                                  7.10         05/01/21      2,019,869
    2,250,000    Santa Clara CA Financing Authority Lease Revenue Facility
                 Replacement Project A AMBAC Insured                                         6.88         11/15/14              0
    4,010,000    Santa Clara CA RDFA Tax Allocation Bayshore North Project
                 AMBAC Insured                                                               5.75         07/01/14              0
    4,200,000    Santa Clara County CA COP Multiple Facilities Project AMBAC
                 Insured                                                                     6.00         05/15/12      1,755,250
      100,000    Santa Clara County CA COP Public Facilities Corp                            7.75         11/01/08        108,159
    1,750,000    Santa Maria CA RDFA Town Center West Side Parking Facilities
                 FSA Insured                                                                 5.25         06/01/11        743,183
    1,000,000    Santa Monica - Malibu CA USD Facilities Reconstruction Projects             5.50         08/01/15      1,000,630
    1,195,000    Santa Rosa CA High School District FGIC Insured                             5.90         05/01/13      1,232,368
    2,575,000    Santa Rosa CA Wastewater Revenue FGIC insured                               4.90         09/01/11      2,462,473
    3,450,000    Santa Rosa CA Wastewater Treatment Plant FGIC Insured                       4.75         09/01/16        899,570
    1,750,000    Shasta CA Joint Powers Financing Authority Lease Revenue
                 County Courthouse Improvement Project Series                                6.70         06/01/23              0
    1,530,000    Simi Valley CA USD FGIC Insured                                             4.75         08/01/18      1,363,062
    1,500,000    Snowline CA Joint USD COP                                                   6.40         07/01/18      1,531,950
    1,000,000    Sonoma Valley CA USD FSA Insured                                            6.00         07/15/21              0


                                                                                          Stagecoach
                                                                                          CA Tax-Free             Pro - Forma
                                                                                          Bond Fund               Combined Funds
Principal        Security Name                                                            Value                   Value
    1,000,000    Riverside County CA PFA Special Tax Revenue Series A MBIA
                 Insured                                                                         $0                $982,630
      275,000    Riverside County CA SFMR Project A AMT GNMA Collateralized                       0                 303,421
    1,000,000    Rocklin CA USD Community Facility District Special Tax MBIA
                 Insured                                                                  1,002,740               1,002,740
    1,335,000    Roseville CA Joint USD Capital Appreciation Series A                             0                 836,778
    1,000,000    Sacramento CA Airport Commission International Airport Revenue
                 AMBAC Insured                                                            1,035,410               1,035,410
    1,500,000    Sacramento CA Area Flood Control Authority Special Assessment
                 FGIC Insured                                                             1,468,110               1,468,110
        5,000    Sacramento CA Financing Authority Revenue Prerefunded                        5,299                   5,299
    2,300,000    Sacramento CA Light Rail Transportation Project                          2,358,696               2,358,696
    1,900,000    Sacramento CA Light Rail Transportation Project                                  0               2,054,375
    2,500,000    Sacramento CA MUD Electric Revenue MBIA Insured                          2,774,275               2,774,275
      500,000    Sacramento CA MUD Electric Revenue Series C FGIC Insured                   523,125                 523,125
    5,100,000    Sacramento CA MUD Electric Revenue Series C MBIA Insured                 5,301,042               5,301,042
    3,600,000    Sacramento CA MUD Electric Revenue Series E MBIA-IBC Insured                     0               3,663,684
       50,000    Sacramento CA MUD Electric Revenue Series Z FGIC Insured                    53,267                  53,267
    1,000,000    Sacramento CA RDFA Tax Allocation Merged Downtown Project A
                 MBIA Insured                                                             1,063,930               1,063,930
    2,000,000    Sacramento County CA Airport System Revenue Series A AMT FGIC
                 Insured                                                                  2,054,900               2,054,900
    3,000,000    Sacramento County Main Detention Facility MBIA Insured                           0               3,034,050
    1,000,000    San Bernardino CA Municipal Water Department COP FGIC Insured                    0               1,041,600
      380,000    San Bernardino County CA  West Valley Detention Center MBIA
                 Insured                                                                    410,776                 410,776
      200,000    San Bernardino County CA Transportation Authority Sales Tax
                 Revenue FGIC Insured                                                       210,598                 210,598
    1,000,000    San Buenaventura CA Capital Improvement Project COP                              0               1,020,730
    4,000,000    San Buenaventura CA COP AMBAC Insured                                    4,140,000               4,140,000
      230,000    San Carlos CA RDFA Tax Allocation Series A                                       0                 252,402
      250,000    San Carlos CA RDFA Tax Allocation Series A                                       0                 278,520
      225,000    San Carlos CA RDFA Tax Allocation Series A                                       0                 250,668
      235,000    San Carlos CA RDFA Tax Allocation Series A                                       0                 261,809
      235,000    San Carlos CA RDFA Tax Allocation Series A                                       0                 262,692
    1,500,000    San Diego CA Community College District COP Financing Projects           1,413,060               1,413,060
    8,195,000    San Diego CA PFA Sewer Revenue FGIC Insured                              1,597,114               7,721,739
    1,000,000    San Diego CA PFA Sewer Revenue FGIC Insured                                921,840                 921,840
    3,000,000    San Diego CA Public Safety Commission Project GO                         3,137,310               3,137,310
    1,000,000    San Diego CA Public Safety Commission Project GO                         1,139,690               1,139,690
    4,500,000    San Diego County CA Regional Transportation Community Sales
                 Tax Revenue Series A Escrowed to Maturity                                4,299,880               4,837,365
    3,950,000    San Elijo Joint Powers Authority San Diego County CA Water
                 Pollution Control Facility FGIC Insured                                  1,217,278               3,893,318
    1,000,000    San Francisco CA Airport Commission International Airport
                 Revenue AMBAC Insured                                                    1,075,160               1,075,160
    2,250,000    San Francisco CA BART Sales Tax Revenue FGIC Insured                             0               2,234,475
      200,000    San Francisco CA City & County Public Utilities Commission
                 Water Revenue Series A                                                     218,458                 218,458
      700,000    San Francisco CA City & County RDFA Tax Allocation Capital
                 Appreciation Project MBIA Insured                                          398,517                 398,517
    4,500,000    San Francisco CA City & County Sewer Revenue                             4,700,655               4,700,655
      500,000    San Francisco CA RDA Tax Allocation MBIA Insured                           468,220                 468,220
    4,000,000    San Joaquin Hills CA Transportation Corridor Agency Toll Road
                 Revenue Capital Appreciation                                             1,677,500               3,355,000
    2,500,000    San Jose CA RDA Tax Allocation MBIA Insured                                      0               2,288,650
    4,395,000    San Jose RDFA Merged Area Project MBIA Insured                           2,891,010               4,235,330
    1,200,000    San Mateo CA Joint Powers Financing Authority Redevelopment
                 Downtown & Shoreline Project A AMBAC Insured                             1,231,548               1,231,548
    1,130,000    San Mateo CA Sewer Revenue FSA Insured                                   1,133,175               1,133,175
    1,935,000    San Mateo County CA Board of Education COP                                       0               2,019,869
    2,250,000    Santa Clara CA Financing Authority Lease Revenue Facility
                 Replacement Project A AMBAC Insured                                      2,506,028               2,506,028
    4,010,000    Santa Clara CA RDFA Tax Allocation Bayshore North Project
                 AMBAC Insured                                                            4,079,173               4,079,173
    4,200,000    Santa Clara County CA COP Multiple Facilities Project AMBAC
                 Insured                                                                  2,581,250               4,336,500
      100,000    Santa Clara County CA COP Public Facilities Corp                                 0                 108,159
    1,750,000    Santa Maria CA RDFA Town Center West Side Parking Facilities
                 FSA Insured                                                                990,910               1,734,093
    1,000,000    Santa Monica - Malibu CA USD Facilities Reconstruction Projects                  0               1,000,630
    1,195,000    Santa Rosa CA High School District FGIC Insured                                  0               1,232,368
    2,575,000    Santa Rosa CA Wastewater Revenue FGIC insured                                    0               2,462,473
    3,450,000    Santa Rosa CA Wastewater Treatment Plant FGIC Insured                    2,203,947               3,103,517
    1,750,000    Shasta CA Joint Powers Financing Authority Lease Revenue
                 County Courthouse Improvement Project Series                             1,820,175               1,820,175
    1,530,000    Simi Valley CA USD FGIC Insured                                                  0               1,363,062
    1,500,000    Snowline CA Joint USD COP                                                        0               1,531,950
    1,000,000    Sonoma Valley CA USD FSA Insured                                         1,034,540               1,034,540

                                                                                                                    Overland
                                                                                                                    CA Tax-Free
                                                                                        Interest       Maturity     Bond Fund
Principal        Security Name                                                          Rate           Date         Value
                 CALIFORNIA MUNICIPAL BONDS - 95.64%
    5,720,000    South County CA Regional Wastewater Authority Revenue Capital
                 Improvement FGIC Insured                                               5.75 %         08/01/10        $1,032,110
    1,000,000    Southern CA Public Power Project Revenue                               6.75           07/01/11                 0
    2,000,000    Southern California State Public Power Authority                       5.50           07/01/12         1,003,230
    3,000,000    Southern California State Rapid Transit District Special Benefit
                 Assesment District A1 AMBAC Insured                                    6.00           09/01/08                 0
      790,000    Southern California State SFMR Series A AMT GNMA Collateralized        7.63           10/01/22           829,990
      465,000    Southern California State SFMR Series A AMT GNMA Collateralized        7.63           10/01/23           490,124
      660,000    Southern California State SFMR Series A AMT GNMA/FNMA
                 Collateralized                                                         6.75           09/01/22           689,179
      695,000    Southern California State SFMR Series A AMT GNMA/FNMA
                 Collateralized                                                         7.35           09/01/24           724,148
    2,000,000    Stanislaus County CA Capital Improvement Program Series A MBIA
                 Insured                                                                5.25           05/01/14                 0
    1,600,000    Stanislaus County CA COP Capital Improvement Project AMBAC
                 Insured                                                                5.25           05/01/18                 0
    2,720,000    Stanislaus County CA COP Capital Improvement Project Series A
                 MBIA Insured                                                           5.00           05/01/10         2,670,931
    2,000,000    Stanislaus County CA COP Series B AMBAC Insured                        6.13           06/01/12                 0
       20,000    Stockton CA SFMR Government Agency Collateralized                      7.50           02/01/23            21,818
    5,690,000    Sulphur Springs CA USD Series A MBIA Insured                           9.38 !         09/01/13         2,330,795
    1,465,000    Sunnyvale CA Elementary School District Series A                       5.70           09/01/20         1,470,626
    1,000,000    Sunnyvale CA Financing Authority Utilities Revenue Solid Waste
                 Materials Series B AMT MBIA Insured                                    6.00           10/01/08         1,053,830
    1,000,000    Temecula CA Community Services Recreational Center Project             7.13           10/01/12         1,091,150
    1,000,000    Temecula Valley CA USD Series D FGIC Insured                           6.00           09/01/14         1,029,120
    1,000,000    Three Valleys CA Municipal Water District COP FGIC Insured             5.00           11/01/14                 0
    2,000,000    Three Valleys CA Municipal Water District Revenue COP FGIC Insured     5.25           11/01/10                 0
    1,000,000    Torrance CA COP AMBAC Insured                                          5.50           04/01/11                 0
    1,900,000    Torrance CA COP AMBAC Insured                                          5.50           04/01/12         1,922,059
    2,705,000    Torrance CA COP AMBAC Insured                                          5.75           04/01/16         1,731,837
    1,000,000    Truckee-Donner Public Utility District Certificates
                 Participation Water System Improvement Project                         5.50           11/15/16                 0
    2,000,000    Tulare County CA COP Public Facilities Corporation Series A
                 MBIA Insured                                                           6.10           11/15/07                 0
    2,250,000    Twentynine Palms CA Water District CA COP                              7.00           08/01/17         1,050,960
    1,000,000    Union City CA Community RDFA Tax Allocation Revenue Community
                 Redevelopment Project AMBAC Insured                                    5.65           10/01/14                 0
    1,000,000    University of California Housing System Revenue Series A MBIA
                 Insured                                                                5.00           11/01/13           945,250
    1,645,000    University of California Revenue Housing System Series A AMBAC
                 Insured                                                                5.50           11/01/11                 0
    9,900,000    University of California Revenue Multiple Purpose Project C
                 AMBAC Insured                                                          5.25           09/01/11         2,981,190
    1,000,000    University of California Revenue Multiple Purpose Projects
                 AMBAC Insured                                                          4.75           09/01/15                 0
    2,300,000    University of California Revenue Multiple Purpose Projects
                 Series C AMBAC Insured                                                 5.25           09/01/12         2,261,517
    1,000,000    University of California Revenue Residential Housing Projects
                 AMBAC Insured                                                          6.10           09/01/10                 0
    2,000,000    University of California Revenue Residential Housing Projects
                 AMBAC Insured                                                          6.30           09/01/13                 0
    3,200,000    University of California Revenue Seismic Safety Project MBIA Insured   5.50           11/01/10         1,782,813
    2,500,000    University of California State Housing System Series A MBIA Insured    5.00           11/01/14                 0
      990,000    Upland CA HFA Revenue Issue A                                          7.85           07/01/20         1,025,581
    1,000,000    Vacaville CA PFA Tax Allocation Redevelopment Project MBIA Insured     6.35           09/01/22         1,037,760
    3,275,000    Vallejo CA Revenue Water Improvement Project FSA Insured               5.70           05/01/16         1,107,359
    2,000,000    Ventura CA COP Public Facilities                                       5.75           12/01/06                 0
    2,000,000    Ventura CA COP Public Facilities Corporation IV                        5.75           12/01/07                 0
    4,250,000    Walnut Creek CA John Muir Medical Center MBIA Insured                  5.00           02/15/16         1,617,718
    1,135,000    Walnut Valley CA USD Series C FGIC Insured                             5.75           08/01/15         1,149,607
    6,245,000    West & Central Basin CA Financing Authority Series A AMBAC Insured     5.00           08/01/16         4,644,550
    3,500,000    West & Century Basin Finance Authority CA Revenue West Basin Project
                 AMBAC Insured                                                          5.00           08/01/13         1,419,375
    1,170,000    West Sacramento CA Financing Authority Revenue Water System
                 Improvement Project FGIC Insured                                       5.50           08/01/15                 0
    1,200,000    Westminster CA RDFA AMT                                                6.50           08/01/10                 0
    1,000,000    Whittier CA Educational Facilities Revenue Whittier College
                 Connie Lee Insured                                                     5.40           12/01/18                 0
    1,000,000    Yolo County CA HFA Mortgage Revenue AMT FHA Collateralized             7.20           08/01/33         1,071,050
    1,040,000    Yolo County CA Library Special Tax Community Facilities                6.25           12/01/22                 0
                                                                                                                    -------------
                 TOTAL CALIFORNIA MUNICIPAL BONDS                                                                    $216,765,737
                     (Cost $601,809,363)
                                                                                         Stagecoach
                                                                                         CA Tax-Free         Pro - Forma
                                                                                         Bond Fund           Combined Funds
Principal        Security Name                                                           Value               Value
    5,720,000    South County CA Regional Wastewater Authority Revenue Capital
                 Improvement FGIC Insured                                                  $4,871,559              $5,903,669
    1,000,000    Southern CA Public Power Project Revenue                                   1,131,190               1,131,190
    2,000,000    Southern California State Public Power Authority                           1,003,230               2,006,460
    3,000,000    Southern California State Rapid Transit District Special Benefit
                 Assesment District A1 AMBAC Insured                                        3,187,380               3,187,380
      790,000    Southern California State SFMR Series A AMT GNMA Collateralized                    0                 829,990
      465,000    Southern California State SFMR Series A AMT GNMA Collateralized                    0                 490,124
      660,000    Southern California State SFMR Series A AMT GNMA/FNMA Collateralized               0                 689,179
      695,000    Southern California State SFMR Series A AMT GNMA/FNMA Collateralized               0                 724,148
    2,000,000    Stanislaus County CA Capital Improvement Program Series A MBIA Insured     1,953,640               1,953,640
    1,600,000    Stanislaus County CA COP Capital Improvement Project AMBAC Insured         1,539,024               1,539,024
    2,720,000    Stanislaus County CA COP Capital Improvement Project Series A MBIA
                 Insured                                                                            0               2,670,931
    2,000,000    Stanislaus County CA COP Series B AMBAC Insured                            2,097,720               2,097,720
       20,000    Stockton CA SFMR Government Agency Collateralized                                  0                  21,818
    5,690,000    Sulphur Springs CA USD Series A MBIA Insured                                       0               2,330,795
    1,465,000    Sunnyvale CA Elementary School District Series A                                   0               1,470,626
    1,000,000    Sunnyvale CA Financing Authority Utilities Revenue Solid Waste Materials
                 Series B AMT MBIA Insured                                                          0               1,053,830
    1,000,000    Temecula CA Community Services Recreational Center Project                         0               1,091,150
    1,000,000    Temecula Valley CA USD Series D FGIC Insured                                       0               1,029,120
    1,000,000    Three Valleys CA Municipal Water District COP FGIC Insured                   948,620                 948,620
    2,000,000    Three Valleys CA Municipal Water District Revenue COP FGIC Insured         2,006,720               2,006,720
    1,000,000    Torrance CA COP AMBAC Insured                                              1,017,730               1,017,730
    1,900,000    Torrance CA COP AMBAC Insured                                                      0               1,922,059
    2,705,000    Torrance CA COP AMBAC Insured                                              1,015,740               2,747,577
    1,000,000    Truckee-Donner Public Utility District Certificates Participation Water
                 System Improvement Project                                                   992,780                 992,780
    2,000,000    Tulare County CA COP Public Facilities Corporation Series A MBIA Insured   2,147,140               2,147,140
    2,250,000    Twentynine Palms CA Water District CA COP                                  1,313,700               2,364,660
    1,000,000    Union City CA Community RDFA Tax Allocation Revenue Community
                 Redevelopment Project AMBAC Insured                                        1,008,490               1,008,490
    1,000,000    University of California Housing System Revenue Series A MBIA Insured              0                 945,250
    1,645,000    University of California Revenue Housing System Series A AMBAC Insured     1,664,724               1,664,724
    9,900,000    University of California Revenue Multiple Purpose Project C AMBAC
                 Insured                                                                    6,856,737               9,837,927
    1,000,000    University of California Revenue Multiple Purpose Projects AMBAC Insured     892,060                 892,060
    2,300,000    University of California Revenue Multiple Purpose Projects Series C
                 AMBAC Insured                                                                      0               2,261,517
    1,000,000    University of California Revenue Residential Housing Projects AMBAC
                 Insured                                                                    1,041,020               1,041,020
    2,000,000    University of California Revenue Residential Housing Projects AMBAC
                 Insured                                                                    2,068,160               2,068,160
    3,200,000    University of California Revenue Seismic Safety Project MBIA Insured       1,477,188               3,260,001
    2,500,000    University of California State Housing System Series A MBIA Insured        2,344,871               2,344,871
      990,000    Upland CA HFA Revenue Issue A                                                      0               1,025,581
    1,000,000    Vacaville CA PFA Tax Allocation Redevelopment Project MBIA Insured                 0               1,037,760
    3,275,000    Vallejo CA Revenue Water Improvement Project FSA Insured                   2,189,551               3,296,910
    2,000,000    Ventura CA COP Public Facilities                                           2,095,160               2,095,160
    2,000,000    Ventura CA COP Public Facilities Corporation IV                            2,059,200               2,059,200
    4,250,000    Walnut Creek CA John Muir Medical Center MBIA Insured                      2,311,025               3,928,743
    1,135,000    Walnut Valley CA USD Series C FGIC Insured                                         0               1,149,607
    6,245,000    West & Central Basin CA Financing Authority Series A AMBAC Insured         1,156,493               5,801,043
    3,500,000    West & Century Basin Finance Authority CA Revenue West Basin Project
                 AMBAC Insured                                                              1,892,500               3,311,875
    1,170,000    West Sacramento CA Financing Authority Revenue Water System
                 Improvement Project FGIC Insured                                           1,155,281               1,155,281
    1,200,000    Westminster CA RDFA AMT                                                    1,224,132               1,224,132
    1,000,000    Whittier CA Educational Facilities Revenue Whittier College
                 Connie Lee Insured                                                           961,860                 961,860
    1,000,000    Yolo County CA HFA Mortgage Revenue AMT FHA Collateralized                         0               1,071,050
    1,040,000    Yolo County CA Library Special Tax Community Facilities                    1,058,980               1,058,980
                                                                                         ------------------------------------
                 TOTAL CALIFORNIA MUNICIPAL BONDS                                        $408,934,456            $625,700,193
                     (Cost $601,809,363)


                                                                                          Interest        Maturity
Principal           Security Name                                                         Rate            Date
                    SHORT-TERM INSTRUMENTS - 3.27%
                    SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 2.68%
  1,000,000         California State HFFA St Joseph's Health Systems Series B  V/R        3.75  %         07/01/09
  1,000,000         California State PCFA Shell Oil Company Project V/R Series C          3.70            10/01/00
  1,800,000         California State PCFA Southern California Edison V/R Series A         5.20            02/28/08
    800,000         California State PCFA V/R Shell Oil Co Project Series B               3.70            10/01/11
  1,000,000         California State PCFA V/R Shell Oil Co Project Series B               3.70            10/01/11
  1,000,000         Irvine Ranch CA Water District V/R                                    3.75            10/01/05
  1,700,000         Irvine Ranch CA Water District V/R                                    3.80            06/01/15
  1,000,000         Irvine Ranch CA Water District V/R LOC - Sumitomo Bank Ltd            3.75            10/01/10
    850,000         Los Angeles County CA IDA Komax System Inc V/R AMT
                    LOC - Dai-Ichi Kangyo Bank Ltd                                        5.15            12/01/06
  1,250,000         Los Angeles County CA IDA V/R AMT LOC - Dai-Ichi Kangyo
                    Bank Ltd                                                              5.15            12/01/06
    950,000         Los Angeles County CA IDA Walter & Howard V/R AMT
                    LOC - Dai-Ichi Kangyo Bank Ltd                                        5.15            12/01/06
    850,000         Los Angeles County CA V/R                                             5.00            12/01/05
  1,800,000         Orange County CA Sanitation District V/R LOC - National
                    Westminster Bank Plc                                                  3.75            08/01/15
  1,000,000         Orange County CA Sanitation District V/R LOC - National
                    Westminster Bank Plc                                                  3.75            08/01/15
  1,500,000         Orange County CA Water District LOC - National Westminster
                    Bank Plc                                                              3.75            08/15/15


Principal           Security Name                                                                        Value
                    SHORT-TERM INSTRUMENTS - 3.27%
                    SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 2.68%
  1,000,000         California State HFFA St Joseph's Health Systems Series B  V/R              $0      $1,000,000     $1,000,000
  1,000,000         California State PCFA Shell Oil Company Project V/R Series C                 0       1,000,000      1,000,000
  1,800,000         California State PCFA Southern California Edison V/R Series A                0       1,800,000      1,800,000
    800,000         California State PCFA V/R Shell Oil Co Project Series B                      0         800,000        800,000
  1,000,000         California State PCFA V/R Shell Oil Co Project Series B              1,000,000               0      1,000,000
  1,000,000         Irvine Ranch CA Water District V/R                                   1,000,000               0      1,000,000
  1,700,000         Irvine Ranch CA Water District V/R                                           0       1,700,000      1,700,000
  1,000,000         Irvine Ranch CA Water District V/R LOC - Sumitomo Bank Ltd                   0       1,000,000      1,000,000
    850,000         Los Angeles County CA IDA Komax System Inc V/R AMT
                    LOC - Dai-Ichi Kangyo Bank Ltd                                         850,000               0        850,000
  1,250,000         Los Angeles County CA IDA V/R AMT LOC - Dai-Ichi Kangyo
                    Bank Ltd                                                             1,250,000               0      1,250,000
    950,000         Los Angeles County CA IDA Walter & Howard V/R AMT
                    LOC - Dai-Ichi Kangyo Bank Ltd                                               0         950,000        950,000
    850,000         Los Angeles County CA V/R                                              850,000               0        850,000
  1,800,000         Orange County CA Sanitation District V/R LOC - National
                    Westminster Bank Plc                                                         0       1,800,000      1,800,000
  1,000,000         Orange County CA Sanitation District V/R LOC - National
                    Westminster Bank Plc                                                 1,000,000               0      1,000,000
  1,500,000         Orange County CA Water District LOC - National Westminster
                    Bank Plc                                                             1,500,000               0      1,500,000
                                                                                        -----------------------------------------
                                                                                        $7,450,000     $10,050,000    $17,500,000



Shares              Security Name                                                                            Value
                    MONEY MARKET FUNDS - 0.59%
  3,864,337         Arbor Fund CA Tax-Exempt Portfolio                                  $2,336,807     $ 1,527,530    $ 3,864,337
      1,019         Nuveen Institutional CA Tax-Exempt Fund                                  1,019               0          1,019
                                                                                       ------------------------------------------
                                                                                        $2,337,826     $ 1,527,530    $ 3,865,356

                    TOTAL SHORT-TERM INSTRUMENTS
                        (Cost $21,365,356)

                    TOTAL INVESTMENTS IN SECURITIES
                    (Cost $623,174,719)* (Notes 1 and 3)                  98.91%                                      647,065,549
                    Other Assets and Liabilities, Net                      1.09%                                        7,155,028
                                                                    ------------                                  ---------------
                    TOTAL NET ASSETS                                     100.00%                                      654,220,577
                                                                    ============                                  ===============


            !       Yield to maturity.
            *       Cost for federal income tax purposes is the same as for
                    financial statement purposes and net unrealized appreciation consists of:

                    Gross Unrealized Appreciation                    25,920,948
                    Gross Unrealized Depreciation                    (2,030,118)
                                                                    ------------
                    Net Unrealized Appreciation                      23,890,830
                                                                    ============

The accompanying notes are an integral part of these financial statements.

PRO-FORMA COMBINED SCHEDULE OF INVESTMENTS FOR STAGECOACH CALIFORNIA TAX-FREE MONEY MARKET FUND AND OVERLAND CALIFORNIA TAX-FREE MONEY MARKET FUND (UNAUDITED) June 30, 1997

                                                                                                                        Overland
                                                                                                                        CA Tax-Free
                                                                                           Interest      Maturity       MMKT Fund
Principal           Security Name                                                          Rate          Date           Value
                    SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.14%
  14,200,000        ABAG Finance Authority for Nonprofit Corp CA  Lucile Salter
                    Packard Project V/R AMBAC Insured                                        3.90%       08/01/23        $2,400,000
   1,600,000        Alameda Contra Costa California Schools Finance Authority
                    Revenue Series C                                                         4.00        07/01/25                 0
   1,700,000        Alhambra CA IDA Sunclipse V/R LOC - Bank of America                      3.40        05/01/07         1,700,000
   2,505,000        Anaheim CA COP Police Facilities V/R                                     3.90        08/01/08         1,605,000
   5,000,000        Anaheim CA Housing Revenue V/R LOC - Citibank                            4.05        12/01/23                 0
   5,700,000        Anaheim CA Public Improvement V/R COP LOC - Industrial Bank
                    of Japan Ltd                                                             3.90        08/01/19         2,800,000
   4,500,000        Barstow CA MFHR Desert Vista Apartments V/R LOC -
                    Federal Home Loan Bank of San Francisco                                  4.00        12/01/20                 0
   3,700,000        Big Bear Lake CA Industrial Revenue Southwest Gas Corp V/R
                    AMT Series A LOC - Union Bank of Switzerland                             3.95        12/01/28                 0
   6,585,000        California Health Facility Finance Authority Revenue -
                    Catholic Healthcare Series A MBIA Insured                                4.05        07/01/06         2,365,000
  20,700,000        California Health Facility Finance Authority Revenue -
                    Catholic Healthcare Series A MBIA Insured                                4.05        07/01/21        10,000,000
   2,500,000        California Health Facility Finance Authority Revenue -
                    Catholic West Series D MBIA Insured                                      4.05        07/01/18                 0
   8,270,000        California Health Facility Finance Authority Revenue -
                    Scripps Memorial Hospital Series A MBIA Insured                          3.80        12/01/15                 0
   1,000,000        California HFFA Revenue - Sutter Health Series B                         3.75        03/01/20         1,000,000
   8,700,000        California HFFA V/R FSA Insured                                          3.75        07/01/22         8,700,000
  10,500,000        California HFFA V/R Nonprofit Corp Catholic Healthcare MBIA Insured      4.05        07/01/12                 0
   6,400,000        California Housing Finance Authority Revenue Series B                    4.20        08/01/38                 0
   2,000,000        California PCR Pacific Gas & Electric                                    3.65        07/02/97                 0
   8,000,000        California PCR Pacific Gas & Electric                                    3.70        08/14/97                 0
   2,000,000        California PCR Southern California Edison                                3.65        11/21/97                 0
   5,600,000        California Pollution Control Finance Authority Revenue V/R               3.85        12/01/16         5,600,000
     600,000        California Pollution Control Finance Authority Revenue V/R               3.95        02/01/16           600,000
   3,600,000        California Pollution Control Revenue - Pacific Gas & Electric            3.75        07/02/97         3,600,000
   2,400,000        California State CDA Revenue Series A                                    3.90        05/15/25                 0
   9,055,000        California State DWR Central Valley Project Revenue V/R                  4.22        12/01/05         9,055,000
   4,700,000        California State Eagle Trust Private Placement Co V/R                    4.25        09/01/03                 0
   1,000,000        California State Educational Facilities Revenue                          5.00        12/01/97         1,005,079
  15,385,000        California State GO TOB Multiple LOC's                                   4.30        11/01/24                 0
   1,000,000        California State Health Facility Revenue Series B AMBAC Insured          3.75        07/01/12           300,000
   2,000,000        California State HFA Home Mortgage Revenue V/R MBIA Insured              4.18        08/01/10                 0
   2,600,000        California State HFFA Adventist Health System V/R LOC -
                    Toronto Dominion Bank                                                    3.95        08/01/21         2,600,000
   9,400,000        California State HFFA Catholic Healthcare Series C V/R                   4.05        07/01/20         4,700,000
   8,700,000        California State HFFA Catholic West Hospital Series B V/R
                    MBIA Insured                                                             4.05        07/01/05                 0
   5,100,000        California State HFFA Childrens Hospital V/R MBIA Insured                4.00        11/01/21         2,000,000
  20,500,000        California State HFFA Kaiser Permanente V/R                              3.85        05/01/26         4,900,000
     800,000        California State HFFA Kaiser Permanente V/R                              4.05        11/01/19           800,000
  16,400,000        California State HFFA Memorial Health Services V/R                       3.95        10/01/24                 0
   4,300,000        California State HFFA N. T. Enloe Memorial Hospital V/R LOC -
                    Bank of America                                                          3.90        01/01/16                 0
  13,100,000        California State HFFA Revenue Catholic Healthcare West Series
                    C V/R MBIA Insured                                                       4.05        07/01/11                 0
     300,000        California State HFFA Revenue Catholic Healthcare West V/R
                    MBIA Insured                                                             4.05        07/01/09                 0
   8,900,000        California State HFFA Revenue Catholic Healthcare West V/R
                    Series B MBIA Insured                                                    4.05        07/01/16         1,300,000
   1,100,000        California State HFFA Santa Barbara Cottage V/R LOC - Credit Suisse      3.95        09/01/15                 0
   3,400,000        California State HFFA St Joseph Health Center Series A V/R               3.70        07/01/13         3,400,000
     300,000        California State HFFA St Joseph's Health Systems Series B  V/R           3.75        07/01/09                 0
   1,600,000        California State HFFA Sutter Hospital V/R LOC - Morgan Guaranty Trust    3.75        03/01/20                 0
   4,750,000        California State Housing Finance Agency Revenue                          4.22        08/01/26                 0
   1,700,000        California State IDA Merrills Packing Inc V/R LOC - Bank of Tokyo Ltd    4.20        12/01/18                 0
   2,000,000        California State PCFA Chevron Project V/R                                3.90        06/15/05                 0
   1,800,000        California State PCFA Financing Authority Solid Waste Disposal
                    Revenue Shell Oil Co Martinez Project V/R AMT AMBAC Insured              3.85        12/01/24                 0
  10,200,000        California State PCFA Pacific Gas & Electric V/R Series A                4.05        12/01/16                 0
   2,100,000        California State PCFA Pacific Gas & Electric V/R Series F                3.85        11/01/26           400,000
   1,500,000        California State PCFA Resources Recovery Revenue V/R LOC -
                    Banque Nationale de Paris                                                4.25        09/01/18                 0
   6,000,000        California State PCFA Sanger Project Series 90-A V/R LOC -
                    Credit Suisse                                                            3.95        09/01/20                 0
   1,500,000        California State PCFA Shell Oil Company Project V/R Series C             3.70        10/01/00         1,500,000
   6,600,000        California State PCFA Solid Waste Disposal Revenue Colmac
                    Energy Project Series B V/R AMT LOC - Swiss Bank                         3.95        12/01/16         5,000,000
   8,000,000        California State PCFA Solid Waste Disposal Revenue Colmac
                    Energy Project V/R Series A LOC - Swiss Bank                             3.95        12/01/16                 0

                                                                                              Stagecoach
                                                                                              CA Tax-Free             Pro-Forma
                                                                                              MMKT Fund               Combined Funds
Principal           Security Name                                                             Value                   Value
                    SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.14%
  14,200,000        ABAG Finance Authority for Nonprofit Corp CA  Lucile Salter
                    Packard Project V/R AMBAC Insured                                         $11,800,000              $14,200,000
   1,600,000        Alameda Contra Costa California Schools Finance Authority
                    Revenue Series C                                                            1,600,000                1,600,000
   1,700,000        Alhambra CA IDA Sunclipse V/R LOC - Bank of America                                 0                1,700,000
   2,505,000        Anaheim CA COP Police Facilities V/R                                          900,000                2,505,000
   5,000,000        Anaheim CA Housing Revenue V/R LOC - Citibank                               5,000,000                5,000,000
   5,700,000        Anaheim CA Public Improvement V/R COP LOC - Industrial Bank
                    of Japan Ltd                                                                2,900,000                5,700,000
   4,500,000        Barstow CA MFHR Desert Vista Apartments V/R LOC -
                    Federal Home Loan Bank of San Francisco                                     4,500,000                4,500,000
   3,700,000        Big Bear Lake CA Industrial Revenue Southwest Gas Corp V/R
                    AMT Series A LOC - Union Bank of Switzerland                                3,700,000                3,700,000
   6,585,000        California Health Facility Finance Authority Revenue -
                    Catholic Healthcare Series A MBIA Insured                                   4,200,000                6,585,000
  20,700,000        California Health Facility Finance Authority Revenue -
                    Catholic Healthcare Series A MBIA Insured                                  10,700,000               20,700,000
   2,500,000        California Health Facility Finance Authority Revenue -
                    Catholic West Series D MBIA Insured                                         2,500,000                2,500,000
   8,270,000        California Health Facility Finance Authority Revenue -
                    Scripps Memorial Hospital Series A MBIA Insured                             8,270,000                8,270,000
   1,000,000        California HFFA Revenue - Sutter Health Series B                                    0                1,000,000
   8,700,000        California HFFA V/R FSA Insured                                                     0                8,700,000
  10,500,000        California HFFA V/R Nonprofit Corp Catholic Healthcare MBIA Insured        10,500,000               10,500,000
   6,400,000        California Housing Finance Authority Revenue Series B                       6,400,000                6,400,000
   2,000,000        California PCR Pacific Gas & Electric                                       2,000,000                2,000,000
   8,000,000        California PCR Pacific Gas & Electric                                       8,000,000                8,000,000
   2,000,000        California PCR Southern California Edison                                   2,000,000                2,000,000
   5,600,000        California Pollution Control Finance Authority Revenue V/R                          0                5,600,000
     600,000        California Pollution Control Finance Authority Revenue V/R                          0                  600,000
   3,600,000        California Pollution Control Revenue - Pacific Gas & Electric                       0                3,600,000
   2,400,000        California State CDA Revenue Series A                                       2,400,000                2,400,000
   9,055,000        California State DWR Central Valley Project Revenue V/R                             0                9,055,000
   4,700,000        California State Eagle Trust Private Placement Co V/R                       4,700,000                4,700,000
   1,000,000        California State Educational Facilities Revenue                                     0                1,005,079
  15,385,000        California State GO TOB Multiple LOC's                                     15,385,000               15,385,000
   1,000,000        California State Health Facility Revenue Series B AMBAC Insured               700,000                1,000,000
   2,000,000        California State HFA Home Mortgage Revenue V/R MBIA Insured                 2,000,000                2,000,000
   2,600,000        California State HFFA Adventist Health System V/R LOC -
                    Toronto Dominion Bank                                                               0                2,600,000
   9,400,000        California State HFFA Catholic Healthcare Series C V/R                      4,700,000                9,400,000
   8,700,000        California State HFFA Catholic West Hospital Series B V/R
                    MBIA Insured                                                                8,700,000                8,700,000
   5,100,000        California State HFFA Childrens Hospital V/R MBIA Insured                   3,100,000                5,100,000
  20,500,000        California State HFFA Kaiser Permanente V/R                                15,600,000               20,500,000
     800,000        California State HFFA Kaiser Permanente V/R                                         0                  800,000
  16,400,000        California State HFFA Memorial Health Services V/R                         16,400,000               16,400,000
   4,300,000        California State HFFA N. T. Enloe Memorial Hospital V/R LOC -
                    Bank of America                                                             4,300,000                4,300,000
  13,100,000        California State HFFA Revenue Catholic Healthcare West Series
                    C V/R MBIA Insured                                                         13,100,000               13,100,000
     300,000        California State HFFA Revenue Catholic Healthcare West V/R
                    MBIA Insured                                                                  300,000                  300,000
   8,900,000        California State HFFA Revenue Catholic Healthcare West V/R
                    Series B MBIA Insured                                                       7,600,000                8,900,000
   1,100,000        California State HFFA Santa Barbara Cottage V/R LOC - Credit Suisse         1,100,000                1,100,000
   3,400,000        California State HFFA St Joseph Health Center Series A V/R                          0                3,400,000
     300,000        California State HFFA St Joseph's Health Systems Series B  V/R                300,000                  300,000
   1,600,000        California State HFFA Sutter Hospital V/R LOC - Morgan Guaranty Trust       1,600,000                1,600,000
   4,750,000        California State Housing Finance Agency Revenue                             4,750,000                4,750,000
   1,700,000        California State IDA Merrills Packing Inc V/R LOC - Bank of Tokyo Ltd       1,700,000                1,700,000
   2,000,000        California State PCFA Chevron Project V/R                                   1,996,300                1,996,300
   1,800,000        California State PCFA Financing Authority Solid Waste Disposal
                    Revenue Shell Oil Co Martinez Project V/R AMT AMBAC Insured                 1,800,000                1,800,000
  10,200,000        California State PCFA Pacific Gas & Electric V/R Series A                  10,200,000               10,200,000
   2,100,000        California State PCFA Pacific Gas & Electric V/R Series F                   1,700,000                2,100,000
   1,500,000        California State PCFA Resources Recovery Revenue V/R LOC -
                    Banque Nationale de Paris                                                   1,500,000                1,500,000
   6,000,000        California State PCFA Sanger Project Series 90-A V/R LOC -
                    Credit Suisse                                                               6,000,000                6,000,000
   1,500,000        California State PCFA Shell Oil Company Project V/R Series C                        0                1,500,000
   6,600,000        California State PCFA Solid Waste Disposal Revenue Colmac
                    Energy Project Series B V/R AMT LOC - Swiss Bank                            1,600,000                6,600,000
   8,000,000        California State PCFA Solid Waste Disposal Revenue Colmac
                    Energy Project V/R Series A LOC - Swiss Bank                                8,000,000                8,000,000

                                                                                                                        Overland
                                                                                                                        CA Tax-Free
                                                                                                Interest    Maturity    MMKT Fund
Principal        Security Name                                                                  Rate        Date        Value
                 SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.14%
   6,760,000     California State PCFA Solid Waste Disposal Revenue Taormina
                 Industries Project AMT Multiple LOC's                                            4.15%     08/01/14     $3,600,000
   7,500,000     California State PCFA Southern California Edison V/R Series A                    5.20      02/28/08              0
     700,000     California State PCFA Southern California Edison V/R Series C                    5.20      02/28/08              0
   6,900,000     California State PCFA Southern California Edison V/R Series D                    5.20      02/28/08      4,100,000
   3,500,000     California State PCFA Stanislaus Project V/R AMT LOC - Swiss Bank                3.85      12/01/17      2,400,000
   6,000,000     California State PCFA Western Waste Industries Project V/R LOC - Citibank        4.00      12/01/00      6,000,000
   1,300,000     California State PCR Pacific Gas & Electric                                      3.85      11/01/26              0
  67,125,000     California State School Cash Reserve Projects Authority Series A                 4.75      07/02/97     18,525,480
  50,000,000     California State School Cash Reserve Projects Authority Series A                 4.75      07/02/98     10,086,600
   2,500,000     California Statewide CDA Apartment Development Revenue Series A-6
                 V/R FNMA Collateralized                                                          4.00      05/15/25      2,500,000
  12,000,000     California Statewide CDA Apartment Development Revenue V/R Series
                 A-2 FNMA Collateralized                                                          3.90      05/15/25              0
  20,100,000     California Statewide CDA Apartment Development Revenue V/R Series
                 A-4 FNMA Collateralized                                                          4.00      05/15/05              0
     500,000     California Statewide CDA Apartment Revenue Series A-7 V/R AMT
                 FNMA Collateralized                                                              4.05      05/15/25        500,000
   3,200,000     California Statewide CDA Barton Hospital V/R LOC -
                 Banque Nationale de Paris                                                        3.95      12/01/09              0
   2,100,000     California Statewide CDA COP                                                     4.10      06/01/26      2,100,000
  14,500,000     California Statewide CDA Revenue COP V/R Kaiser
                 Foundation Hospitals                                                             3.85      12/01/15              0
   1,000,000     California Statewide CDA Revenue DV Industries V/R AMT
                 Series A LOC - Bank of Tokyo Ltd                                                 4.20      08/01/19              0
   3,400,000     California Statewide CDA St Joseph Health System Group                           3.75      07/01/24              0
   8,600,000     California Statewide CDA St Joseph Health System V/R                             3.90      07/01/08      4,800,000
   1,910,000     California Statwide CDA Industrial Revenue Tri H Food Multiple LOC's             4.15      08/01/11      1,910,000
   1,210,000     Central Coast Water Authority California Revenue Series A AMBAC Insured          4.00      10/01/97      1,211,028
  12,100,000     Chula Vista CA IDA Revenue Daily San Diego Gas & Electric                        3.75      07/01/21     11,200,000
   9,700,000     Chula Vista CA IDR San Diego Gas & Electric V/R                                  4.10      12/01/27              0
  17,600,000     Chula Vista CA Industrial Development Revenue San Diego
                 Gas & Electric Series B                                                          5.40      12/01/21      3,400,000
   3,240,000     Chula Vista CA MFHR V/R Series A                                                 4.20      03/01/05              0
   5,000,000     Chula Vista CA San Diego Gas & Electric                                          3.70      11/21/97              0
   5,000,000     Chula Vista CA San Diego Gas & Electric                                          3.70      08/15/97              0
   1,000,000     Chula Vista CA San Diego Gas & Electric                                          3.75      11/14/97              0
   5,000,000     Chula Vista CA San Diego Gas & Electric                                          3.85      08/08/97              0
   5,100,000     Colton CA RDFA Las Palomas Associates Project V/R LOC - Bank of America          3.75      11/01/15              0
     600,000     Colton CA RDFA MFHR V/R LOC - Federal Home Loan Bank of San Francisco            3.90      05/01/10        600,000
   1,100,000     Concord CA MFHR Bel Air Apartments V/R AMT LOC - Bank of America                 3.85      12/01/16      1,100,000
     745,000     Contra Costa County CA MFHR El Cerrito Royale V/R LOC - Bank of America          3.85      12/01/17              0
   2,500,000     Contra Costa County CA MFHR Park Regency Apartment V/R LOC - Bank of America     4.20      08/01/32              0
  10,000,000     Contra Costa County CA TRAN                                                      4.50      07/03/97      3,000,095
   2,000,000     Duarte CA RDFA COP Johnson Duarte Partners Project V/R Series B LOC -
                 Bank of America                                                                  3.95      12/01/14      2,000,000
  26,100,000     Eagle Trust V/R Series 94 MBIA Insured                                           4.30      09/01/03      8,100,000
   2,000,000     East Bay CA MUD                                                                  3.60      09/10/97              0
   2,000,000     East Bay CA MUD                                                                  3.70      08/28/97              0
   3,500,000     East Bay CA MUD West Landes                                                      3.55      07/23/97              0
     100,000     Eastern Municipal Water District CA Revenue Series B V/R FGIC Insured            4.00      07/01/20              0
   4,400,000     Escondido CA CDA V/R AMT LOC - Bank of America                                   3.85      10/01/16              0
     150,000     Farfield CA IDA Herman G Rowland Project V/R LOC - Bank of America               4.00      04/01/05              0
  18,300,000     Foothill / Eastern CA Transportation Corridor Agency Toll Road Revenue
                 Series B V/R LOC - Morgan Guaranty Trust                                         4.00      01/02/35              0
  18,000,000     Foothill / Eastern CA Transportation Corridor Agency Toll Road Revenue
                 Series C V/R LOC - Credit Suisse                                                 3.90      01/02/35      1,300,000
   7,500,000     Foothill / Eastern CA Transportation Corridor Agency Toll Road Revenue
                 V/R LOC - Banque National de Paris                                               3.95      01/02/35              0
  11,500,000     Foothill / Eastern CA Transportation Corridor Toll Road Development
                 Series D V/R LOC - Industrial Bank of Japan Ltd                                  4.10      01/02/35      6,000,000
   1,500,000     Fowler CA IDA Bee Sweet Citrus Inc V/R AMT LOC - Bank of America                 4.20      12/01/05              0
   5,500,000     Fremont CA MFHR V/R Creekside Village Apartments LOC - National
                 Westminster Bank Plc                                                             3.90      09/01/07      3,200,000
   4,000,000     Fresno CA USD                                                                    4.50      08/14/97      4,002,764
   5,000,000     Fresno City CA TRAN Series A                                                     4.75      09/29/97      5,014,308
   6,800,000     Fullerton CA IDA Sunclipse Inc V/R LOC - Bank of America                         3.40      07/01/15              0
   8,000,000     Hayward CA MFHR V/R FGIC Insured                                                 4.00      08/01/14              0
   3,635,000     Huntington Beach CA MFHR Seabridge Villas V/R LOC - Bank of America              4.00      02/01/10      3,635,000
   4,500,000     Irvine CA Development Revenue V/R                                                3.75      09/02/21        900,000
   9,900,000     Irvine CA Development Revenue V/R                                                3.90      09/02/11              0
   1,400,000     Irvine CA IDA Improvement Bond V/R LOC - National Westminster Bank Plc           3.75      09/02/15        100,000
   1,600,000     Irvine CA IDA Irvine East Investment Co V/R LOC - Bank of America                3.75      12/01/05      1,600,000
   9,000,000     Irvine CA Public Facilities & Infrastructure Authority Lease
                 Revenue V/R Capital Improvement Project                                          4.00      11/01/10      4,200,000
     500,000     Irvine Ranch CA Water District LOC - National Westminster Bank Plc               3.75      08/01/16        100,000
   1,500,000     Irvine Ranch CA Water District V/R                                               3.75      10/01/05      1,000,000
     600,000     Irvine Ranch CA Water District V/R                                               3.75      09/01/06        600,000
     500,000     Irvine Ranch CA Water District V/R                                               3.80      11/15/13        500,000
  10,600,000     Irvine Ranch CA Water District V/R LOC - Bank of America                         3.75      04/01/33      5,100,000
                                                                                                   Stagecoach
                                                                                                   CA Tax-Free       Pro-Forma
                                                                                                   MMKT Fund         Combined Funds
Principal        Security Name                                                                     Value             Value
                 SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.14%
   6,760,000     California State PCFA Solid Waste Disposal Revenue Taormina
                 Industries Project AMT Multiple LOC's                                             $3,160,000        $6,760,000
   7,500,000     California State PCFA Southern California Edison V/R Series A                      7,500,000         7,500,000
     700,000     California State PCFA Southern California Edison V/R Series C                        700,000           700,000
   6,900,000     California State PCFA Southern California Edison V/R Series D                      2,800,000         6,900,000
   3,500,000     California State PCFA Stanislaus Project V/R AMT LOC - Swiss Bank                  1,100,000         3,500,000
   6,000,000     California State PCFA Western Waste Industries Project V/R LOC - Citibank                  0         6,000,000
   1,300,000     California State PCR Pacific Gas & Electric                                        1,300,000         1,300,000
  67,125,000     California State School Cash Reserve Projects Authority Series A                  48,601,593        67,127,073
  50,000,000     California State School Cash Reserve Projects Authority Series A                  40,346,400        50,433,000
   2,500,000     California Statewide CDA Apartment Development Revenue Series A-6
                 V/R FNMA Collateralized                                                                    0         2,500,000
  12,000,000     California Statewide CDA Apartment Development Revenue V/R Series
                 A-2 FNMA Collateralized                                                           12,000,000        12,000,000
  20,100,000     California Statewide CDA Apartment Development Revenue V/R Series
                 A-4 FNMA Collateralized                                                           20,100,000        20,100,000
     500,000     California Statewide CDA Apartment Revenue Series A-7 V/R AMT
                 FNMA Collateralized                                                                        0           500,000
   3,200,000     California Statewide CDA Barton Hospital V/R LOC -
                 Banque Nationale de Paris                                                          3,200,000         3,200,000
   2,100,000     California Statewide CDA COP                                                               0         2,100,000
  14,500,000     California Statewide CDA Revenue COP V/R Kaiser
                 Foundation Hospitals                                                              14,500,000        14,500,000
   1,000,000     California Statewide CDA Revenue DV Industries V/R AMT
                 Series A LOC - Bank of Tokyo Ltd                                                   1,000,000         1,000,000
   3,400,000     California Statewide CDA St Joseph Health System Group                             3,400,000         3,400,000
   8,600,000     California Statewide CDA St Joseph Health System V/R                               3,800,000         8,600,000
   1,910,000     California Statwide CDA Industrial Revenue Tri H Food Multiple LOC's                       0         1,910,000
   1,210,000     Central Coast Water Authority California Revenue Series A AMBAC Insured                    0         1,211,028
  12,100,000     Chula Vista CA IDA Revenue Daily San Diego Gas & Electric                            900,000        12,100,000
   9,700,000     Chula Vista CA IDR San Diego Gas & Electric V/R                                    9,700,000         9,700,000
  17,600,000     Chula Vista CA Industrial Development Revenue San Diego
                 Gas & Electric Series B                                                           14,200,000        17,600,000
   3,240,000     Chula Vista CA MFHR V/R Series A                                                   3,240,000         3,240,000
   5,000,000     Chula Vista CA San Diego Gas & Electric                                            5,000,000         5,000,000
   5,000,000     Chula Vista CA San Diego Gas & Electric                                            5,000,000         5,000,000
   1,000,000     Chula Vista CA San Diego Gas & Electric                                            1,000,000         1,000,000
   5,000,000     Chula Vista CA San Diego Gas & Electric                                            5,000,000         5,000,000
   5,100,000     Colton CA RDFA Las Palomas Associates Project V/R LOC - Bank of America            5,100,000         5,100,000
     600,000     Colton CA RDFA MFHR V/R LOC - Federal Home Loan Bank of San Francisco                      0           600,000
   1,100,000     Concord CA MFHR Bel Air Apartments V/R AMT LOC - Bank of America                           0         1,100,000
     745,000     Contra Costa County CA MFHR El Cerrito Royale V/R LOC - Bank of America              745,000           745,000
   2,500,000     Contra Costa County CA MFHR Park Regency Apartment V/R LOC - Bank of America       2,500,000         2,500,000
  10,000,000     Contra Costa County CA TRAN                                                        7,000,221        10,000,316
   2,000,000     Duarte CA RDFA COP Johnson Duarte Partners Project V/R Series B LOC -
                 Bank of America                                                                            0         2,000,000
  26,100,000     Eagle Trust V/R Series 94 MBIA Insured                                            18,000,000        26,100,000
   2,000,000     East Bay CA MUD                                                                    2,000,000         2,000,000
   2,000,000     East Bay CA MUD                                                                    2,000,000         2,000,000
   3,500,000     East Bay CA MUD West Landes                                                        3,500,000         3,500,000
     100,000     Eastern Municipal Water District CA Revenue Series B V/R FGIC Insured                100,000           100,000
   4,400,000     Escondido CA CDA V/R AMT LOC - Bank of America                                     4,400,000         4,400,000
     150,000     Farfield CA IDA Herman G Rowland Project V/R LOC - Bank of America                   150,000           150,000
  18,300,000     Foothill / Eastern CA Transportation Corridor Agency Toll Road Revenue
                 Series B V/R LOC - Morgan Guaranty Trust                                          18,300,000        18,300,000
  18,000,000     Foothill / Eastern CA Transportation Corridor Agency Toll Road Revenue
                 Series C V/R LOC - Credit Suisse                                                  16,700,000        18,000,000
   7,500,000     Foothill / Eastern CA Transportation Corridor Agency Toll Road Revenue
                 V/R LOC - Banque National de Paris                                                 7,500,000         7,500,000
  11,500,000     Foothill / Eastern CA Transportation Corridor Toll Road Development
                 Series D V/R LOC - Industrial Bank of Japan Ltd                                    5,500,000        11,500,000
   1,500,000     Fowler CA IDA Bee Sweet Citrus Inc V/R AMT LOC - Bank of America                   1,500,000         1,500,000
   5,500,000     Fremont CA MFHR V/R Creekside Village Apartments LOC - National
                 Westminster Bank Plc                                                               2,300,000         5,500,000
   4,000,000     Fresno CA USD                                                                              0         4,002,764
   5,000,000     Fresno City CA TRAN Series A                                                               0         5,014,308
   6,800,000     Fullerton CA IDA Sunclipse Inc V/R LOC - Bank of America                           6,800,000         6,800,000
   8,000,000     Hayward CA MFHR V/R FGIC Insured                                                   8,000,000         8,000,000
   3,635,000     Huntington Beach CA MFHR Seabridge Villas V/R LOC - Bank of America                        0         3,635,000
   4,500,000     Irvine CA Development Revenue V/R                                                  3,600,000         4,500,000
   9,900,000     Irvine CA Development Revenue V/R                                                  9,900,000         9,900,000
   1,400,000     Irvine CA IDA Improvement Bond V/R LOC - National Westminster Bank Plc             1,300,000         1,400,000
   1,600,000     Irvine CA IDA Irvine East Investment Co V/R LOC - Bank of America                          0         1,600,000
   9,000,000     Irvine CA Public Facilities & Infrastructure Authority Lease
                 Revenue V/R Capital Improvement Project                                            4,800,000         9,000,000
     500,000     Irvine Ranch CA Water District LOC - National Westminster Bank Plc                   400,000           500,000
   1,500,000     Irvine Ranch CA Water District V/R                                                   500,000         1,500,000
     600,000     Irvine Ranch CA Water District V/R                                                         0           600,000
     500,000     Irvine Ranch CA Water District V/R                                                         0           500,000
  10,600,000     Irvine Ranch CA Water District V/R LOC - Bank of America                           5,500,000        10,600,000

                                                                                                                       Overland
                                                                                                                       CA Tax-Free
                                                                                               Interest  Maturity      MMKT Fund
Principal      Security Name                                                                   Rate      Date          Value
               SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.14%
  3,900,000    Irvine Ranch CA Water District V/R LOC - Commerzbank AG                           3.75%   01/01/21              $0
    500,000    Irvine Ranch CA Water District V/R LOC - Dai-Ichi Kangyo Bank Ltd                 3.80    09/02/20               0
    400,000    Irvine Ranch CA Water District V/R LOC - Morgan Guaranty Trust                    3.75    08/01/16               0
  2,400,000    Irvine Ranch CA Water District V/R LOC - Sumitomo Bank Ltd                        3.75    10/01/00               0
  2,400,000    Irvine Ranch CA Water District V/R LOC - Sumitomo Bank Ltd                        3.75    10/01/10               0
  2,000,000    Irwindale CA IDA Revenue Toys R Us Project                                        4.25    12/01/19       2,000,000
  1,900,000    Kern CO COP Public Facilities Project Series D V/R                                4.00    08/01/06       1,000,000
    200,000    Lancaster CA HFA MFHR Westwood Park Apartments V/R LOC - Bank of America          3.75    12/01/07               0
  3,900,000    Livermore MFHR V/R                                                                4.00    07/15/18               0
 29,100,000    Long Beach CA Health Facilities Memorial Health Services                          3.95    10/01/16       6,500,000
  2,000,000    Long Beach Harbor CA AMT                                                          3.65    07/10/97               0
  5,000,000    Long Beach Harbor CA AMT                                                          3.75    08/14/97               0
  5,900,000    Long Beach Harbor CA AMT                                                          3.75    08/14/97               0
  3,000,000    Long Beach Harbor CA AMT                                                          3.75    07/11/97               0
  3,000,000    Long Beach Harbor CA AMT                                                          3.85    09/12/97               0
 24,200,000    Los Angeles CA Community Development Multifamily Housing Revenue                  4.15    04/01/09               0
    300,000    Los Angeles CA Community RDFA MFHR Skyline at Southpark Phase II
               V/R LOC - Industrial Bank of Japan Ltd                                            4.20    12/01/05         300,000
  3,700,000    Los Angeles CA MFHA Malibu Meadows Project Series A V/R LOC -
               Sumitomo Bank Ltd                                                                 4.10    12/01/15               0
  2,515,000    Los Angeles CA MFHR Canyon Aparments Series C V/R LOC - Swiss Bank                4.10    12/01/10               0
  1,800,000    Los Angeles CA MFHR Masselin Manor V/R LOC - Bank of America                      4.05    07/01/15               0
  1,000,000    Los Angeles CA MFHR Poinsettia Apartments Series A V/R LOC - Dai-
               Ichi Kangyo Bank Ltd                                                              4.30    07/01/19               0
    500,000    Los Angeles CA MFHR Series B V/R AMT LOC - Federal Home Loan Bank
               of San Francisco                                                                  4.25    12/01/26         500,000
    500,000    Los Angeles CA MFHR V/R                                                           3.65    07/01/14               0
  3,300,000    Los Angeles CA MFHR V/R AMT LOC - Federal Home Loan Bank of San Francisco         4.25    08/01/26       3,300,000
 40,100,000    Los Angeles CA Pension Obligation V/R Series B AMBAC Insured                      3.90    06/30/07               0
  6,800,000    Los Angeles CA Pension Obligation V/R Series C AMBAC Insured                      3.90    06/30/07               0
 15,000,000    Los Angeles CA TRAN                                                               4.50    06/30/98               0
  2,400,000    Los Angeles County CA HFA MFHR Harbor Cove Project V/R LOC - Citibank             4.00    10/01/06       1,000,000
  9,800,000    Los Angeles County CA HFA MFHR Park Sierra V/R AMT LOC - Citibank                 4.05    12/01/08               0
  6,900,000    Los Angeles County CA HFA MFHR Sand Canyon Ranch Project V/R LOC - Citibank       4.00    11/01/06       2,800,000
 10,000,000    Los Angeles County CA Metropolitan Transportation Authority                       3.65    11/19/97               0
  3,400,000    Los Angeles County CA Metropolitan Transportation Authority                       3.70    11/14/97               0
  2,400,000    Los Angeles County CA Metropolitan Transportation Authority Sales
               Tax Revenue V/R Series A                                                          4.00    07/01/20       2,300,000
 14,100,000    Los Angeles County CA Pension Obligation V/R Series A AMBAC Insured               3.90    06/30/07       2,700,000
 72,000,000    Los Angeles County CA TRAN                                                        4.50    06/30/96      15,093,600
 26,750,000    Los Angeles County CA Transportation Commission Sales Tax Revenue
               V/R FGIC Insured                                                                  3.90    07/01/12       1,100,000
  5,000,000    Los Angeles County CA Waste Water Systems                                         3.55    07/23/97               0
  1,000,000    Metropolitan Water District of Southern CA Waterworks Revenue CP                  4.00    07/01/97               0
 12,800,000    Metropolitan Water District of Southern California                                3.70    08/15/97      12,800,000
  5,400,000    Modesto CA MFHR Westdale Commons Apartments V/R LOC - Federal Home
               Loan Bank of San Francisco                                                        4.10    12/01/15               0
  2,900,000    Montebello CA V/R LOC - Bank of America                                           3.40    04/01/15       2,900,000
  3,100,000    Monterey CA Peninsula Water Management District Wastewater Reclamation
               Project V/R LOC - Sumitomo Bank Ltd                                               4.20    07/01/22               0
  6,000,000    Monterey CA Regional Waste Management Authority Revenue Series A V/R
               LOC - Dai-Ichi Kangyo Bank Ltd                                                    4.25    04/01/15               0
 18,500,000    Monterey County CA Financing Authority Water Reclamation Projects V/R
               AMT LOC - Dai-Ichi Bank Ltd                                                       4.25    09/01/36       2,000,000
  7,265,000    Monterey County CA Regional Waste Management Authority Revenue                    7.88 !  12/01/17       2,349,016
  6,400,000    Moorpark CA MFHR Le Club Apartments V/R LOC - Citibank                            4.05    11/01/15               0
 30,800,000    Northern California State Public Power Revenue Geothermeal Project 3A
               AMBAC Insured                                                                     3.90    07/01/05       8,500,000
  8,800,000    Ontario CA MFHR Park Centre Apartments V/R LOC - Bank of New York                 3.75    08/01/07               0
  3,360,000    Ontario CA MFHR Vineyard Village Apartments V/R LOC - Industrial Bank
               of Japan Ltd                                                                      4.10    12/01/05       2,000,000
  1,000,000    Orange County CA Apartment Development Revenue Series U                           3.98    11/01/09       1,000,000
  7,000,000    Orange County CA HFA Bear Brand Apartments Prozect Series Z LOC - Fuji
               Bank Ltd                                                                          3.90    11/01/07               0
  7,249,000    Orange County CA HFA Harbor Pointe Apartment V/R Issue D LOC - Citibank           4.10    12/01/06               0
  4,200,000    Orange County CA HFA Monarch Bay Apartments V/R LOC - Mitsubishi Bank Ltd         4.20    10/01/07               0
    700,000    Orange County CA HFA Niguel Summit Apartment V/R LOC - Bank of America            3.85    11/01/09               0
  5,400,000    Orange County CA HFA Seaside Meadow Apartments Series C LOC - Bank of America     3.90    08/01/08               0
 13,300,000    Orange County CA HFA The Lakes Apartments V/R LOC - Citibank                      4.05    12/01/06               0
  3,700,000    Orange County CA HFA Vintage Wood Apartments V/R LOC - Mitsubishi Bank Ltd        3.85    11/01/08       2,000,000
  6,800,000    Orange County CA Housing Authority - Costa Partners V/R                           3.90    12/01/09               0
  5,000,000    Orange County CA Improvement Bond V/R Multiple LOC's                              3.90    09/02/18               0
 32,300,000    Orange County CA Sanitation District Multiple Credit Enhancments                  4.00    08/01/13       4,400,000
  2,200,000    Orange County CA Sanitation District V/R LOC - National Westminster Bank Plc      3.75    08/01/15       2,200,000
  8,600,000    Orange County CA Sanitation District V/R Multiple Credit Enhancements             3.75    08/01/16       8,600,000
  2,500,000    Redlands CA Certificates Participation Water Treatment Facilities Project
               FGIC Insured                                                                      4.00    09/01/15       2,500,000
 10,000,000    Regents of the University of California                                           3.55    08/18/97       5,000,000

                                                                                              Stagecoach
                                                                                              CA Tax-Free      Pro-Forma
                                                                                              MMKT Fund        Combined Funds
Principal     Security Name                                                                   Value            Value
              SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.14%
 3,900,000    Irvine Ranch CA Water District V/R LOC - Commerzbank AG                          $3,900,000          $3,900,000
   500,000    Irvine Ranch CA Water District V/R LOC - Dai-Ichi Kangyo Bank Ltd                   500,000             500,000
   400,000    Irvine Ranch CA Water District V/R LOC - Morgan Guaranty Trust                      400,000             400,000
 2,400,000    Irvine Ranch CA Water District V/R LOC - Sumitomo Bank Ltd                        2,400,000           2,400,000
 2,400,000    Irvine Ranch CA Water District V/R LOC - Sumitomo Bank Ltd                        2,400,000           2,400,000
 2,000,000    Irwindale CA IDA Revenue Toys R Us Project                                                0           2,000,000
 1,900,000    Kern CO COP Public Facilities Project Series D V/R                                  900,000           1,900,000
   200,000    Lancaster CA HFA MFHR Westwood Park Apartments V/R LOC - Bank of America            200,000             200,000
 3,900,000    Livermore MFHR V/R                                                                3,900,000           3,900,000
29,100,000    Long Beach CA Health Facilities Memorial Health Services                         22,600,000          29,100,000
 2,000,000    Long Beach Harbor CA AMT                                                          2,000,000           2,000,000
 5,000,000    Long Beach Harbor CA AMT                                                          5,000,000           5,000,000
 5,900,000    Long Beach Harbor CA AMT                                                          5,900,000           5,900,000
 3,000,000    Long Beach Harbor CA AMT                                                          3,000,000           3,000,000
 3,000,000    Long Beach Harbor CA AMT                                                          3,000,000           3,000,000
24,200,000    Los Angeles CA Community Development Multifamily Housing Revenue                 24,200,000          24,200,000
   300,000    Los Angeles CA Community RDFA MFHR Skyline at Southpark Phase II
              V/R LOC - Industrial Bank of Japan Ltd                                                    0             300,000
 3,700,000    Los Angeles CA MFHA Malibu Meadows Project Series A V/R LOC -
              Sumitomo Bank Ltd                                                                 3,700,000           3,700,000
 2,515,000    Los Angeles CA MFHR Canyon Aparments Series C V/R LOC - Swiss Bank                2,515,000           2,515,000
 1,800,000    Los Angeles CA MFHR Masselin Manor V/R LOC - Bank of America                      1,800,000           1,800,000
 1,000,000    Los Angeles CA MFHR Poinsettia Apartments Series A V/R LOC - Dai-
              Ichi Kangyo Bank Ltd                                                              1,000,000           1,000,000
   500,000    Los Angeles CA MFHR Series B V/R AMT LOC - Federal Home Loan Bank
              of San Francisco                                                                          0             500,000
   500,000    Los Angeles CA MFHR V/R                                                             500,000             500,000
 3,300,000    Los Angeles CA MFHR V/R AMT LOC - Federal Home Loan Bank of San Francisco                 0           3,300,000
40,100,000    Los Angeles CA Pension Obligation V/R Series B AMBAC Insured                     40,100,000          40,100,000
 6,800,000    Los Angeles CA Pension Obligation V/R Series C AMBAC Insured                      6,800,000           6,800,000
15,000,000    Los Angeles CA TRAN                                                              15,089,250          15,089,250
 2,400,000    Los Angeles County CA HFA MFHR Harbor Cove Project V/R LOC - Citibank             1,400,000           2,400,000
 9,800,000    Los Angeles County CA HFA MFHR Park Sierra V/R AMT LOC - Citibank                 9,800,000           9,800,000
 6,900,000    Los Angeles County CA HFA MFHR Sand Canyon Ranch Project V/R LOC - Citibank       4,100,000           6,900,000
10,000,000    Los Angeles County CA Metropolitan Transportation Authority                      10,000,000          10,000,000
 3,400,000    Los Angeles County CA Metropolitan Transportation Authority                       3,400,000           3,400,000
 2,400,000    Los Angeles County CA Metropolitan Transportation Authority Sales
              Tax Revenue V/R Series A                                                            100,000           2,400,000
14,100,000    Los Angeles County CA Pension Obligation V/R Series A AMBAC Insured              11,400,000          14,100,000
72,000,000    Los Angeles County CA TRAN                                                       57,355,680          72,449,280
26,750,000    Los Angeles County CA Transportation Commission Sales Tax Revenue
              V/R FGIC Insured                                                                 25,650,000          26,750,000
 5,000,000    Los Angeles County CA Waste Water Systems                                         5,000,000           5,000,000
 1,000,000    Metropolitan Water District of Southern CA Waterworks Revenue CP                  1,000,000           1,000,000
12,800,000    Metropolitan Water District of Southern California                                        0          12,800,000
 5,400,000    Modesto CA MFHR Westdale Commons Apartments V/R LOC - Federal Home
              Loan Bank of San Francisco                                                        5,400,000           5,400,000
 2,900,000    Montebello CA V/R LOC - Bank of America                                                   0           2,900,000
 3,100,000    Monterey CA Peninsula Water Management District Wastewater Reclamation
              Project V/R LOC - Sumitomo Bank Ltd                                               3,100,000           3,100,000
 6,000,000    Monterey CA Regional Waste Management Authority Revenue Series A V/R
              LOC - Dai-Ichi Kangyo Bank Ltd                                                    6,000,000           6,000,000
18,500,000    Monterey County CA Financing Authority Water Reclamation Projects V/R
              AMT LOC - Dai-Ichi Bank Ltd                                                      16,500,000          18,500,000
 7,265,000    Monterey County CA Regional Waste Management Authority Revenue                    5,185,465           7,534,481
 6,400,000    Moorpark CA MFHR Le Club Apartments V/R LOC - Citibank                            6,400,000           6,400,000
30,800,000    Northern California State Public Power Revenue Geothermeal Project 3A
              AMBAC Insured                                                                    22,300,000          30,800,000
 8,800,000    Ontario CA MFHR Park Centre Apartments V/R LOC - Bank of New York                 8,800,000           8,800,000
 3,360,000    Ontario CA MFHR Vineyard Village Apartments V/R LOC - Industrial Bank
              of Japan Ltd                                                                      1,360,000           3,360,000
 1,000,000    Orange County CA Apartment Development Revenue Series U                                   0           1,000,000
 7,000,000    Orange County CA HFA Bear Brand Apartments Prozect Series Z LOC - Fuji
              Bank Ltd                                                                          7,000,000           7,000,000
 7,249,000    Orange County CA HFA Harbor Pointe Apartment V/R Issue D LOC - Citibank           7,249,000           7,249,000
 4,200,000    Orange County CA HFA Monarch Bay Apartments V/R LOC - Mitsubishi Bank Ltd         4,200,000           4,200,000
   700,000    Orange County CA HFA Niguel Summit Apartment V/R LOC - Bank of America              700,000             700,000
 5,400,000    Orange County CA HFA Seaside Meadow Apartments Series C LOC - Bank of America     5,400,000           5,400,000
13,300,000    Orange County CA HFA The Lakes Apartments V/R LOC - Citibank                     13,300,000          13,300,000
 3,700,000    Orange County CA HFA Vintage Wood Apartments V/R LOC - Mitsubishi Bank Ltd        1,700,000           3,700,000
 6,800,000    Orange County CA Housing Authority - Costa Partners V/R                           6,800,000           6,800,000
 5,000,000    Orange County CA Improvement Bond V/R Multiple LOC's                              5,000,000           5,000,000
32,300,000    Orange County CA Sanitation District Multiple Credit Enhancments                 27,900,000          32,300,000
 2,200,000    Orange County CA Sanitation District V/R LOC - National Westminster Bank Plc              0           2,200,000
 8,600,000    Orange County CA Sanitation District V/R Multiple Credit Enhancements                     0           8,600,000
 2,500,000    Redlands CA Certificates Participation Water Treatment Facilities Project
              FGIC Insured                                                                              0           2,500,000
10,000,000    Regents of the University of California                                           5,000,000          10,000,000


                                                                                                                        Overland
                                                                                                                        CA Tax-Free
                                                                                               Interest      Maturity   MMKT Fund
Principal      Security Name                                                                   Rate          Date       Value
               SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.14%
 10,000,000    Regents of the University of California                                           3.55%       08/27/97            $0
 10,000,000    Regents of the University of California                                           3.60        08/15/97             0
  6,000,000    Regents of the University of California                                           3.70        11/14/97     2,000,000
  4,000,000    Regents of the University of California                                           3.70        11/10/97             0
  5,000,000    Regents of the University of California                                           3.75        11/13/97             0
  2,800,000    Riverside County CA Certificates Participation Revenue Series C                   4.00        12/01/15             0
  2,000,000    Riverside County CA Certificates Participation Revenue Series D                   4.05        12/01/15             0
  6,250,000    Riverside County CA Transportation Sales Tax Revenue                              3.65        07/03/97             0
  1,000,000    Sacramento CA MFHR River Oaks Apartments V/R Series E                             4.25        09/15/07             0
  6,000,000    Sacramento CA MUD                                                                 3.75        08/08/97             0
  6,700,000    Sacramento County CA Administration Center & Courthouse Project
               V/R LOC - Union Bank of Switzerland                                               3.90        06/01/20             0
  9,620,000    Sacramento County CA EDFA Series A                                                4.00        11/27/97             0
    200,000    Sacramento County CA MFHR Series A V/R LOC - Dai-Ichi Kangyo Bank Ltd             4.25        01/01/00       200,000
  5,900,000    Sacramento County CA Series C V/R LOC - Dai-Ichi Kangyo Bank Ltd                  4.25        04/15/07             0
 13,700,000    Sacramento County CA Tax & Revenue Anticipation Notes                             4.50        09/30/97    13,732,201
  2,780,000    Salinas CA MFHR Brentwood Gardens V/R LOC - Bank of America                       3.75        03/01/05     2,780,000
  5,000,000    San Bernardino CA Alta Loma Apartments V/R LOC - Federal Home Loan
               Bank of Atlanta                                                                   4.05        02/01/23             0
  1,270,000    San Bernardino County CA IDA Transamerican Plastics V/R LOC - National
               Westminster Bank Plc                                                              4.10        12/01/06             0
  7,110,000    San Bernardino County CA MFHR V/R LOC - Federal Home Loan Bank of
               San Francisco                                                                     4.05        05/01/17     2,185,000
    400,000    San Bernardino County CA MFHR Western Properties Project II V/R LOC -
               Bank of America                                                                   4.00        05/01/05             0
    700,000    San Bernardino County CA MFHR Western Properties Project III V/R LOC -
               Bank of America                                                                   4.00        08/01/05             0
    100,000    San Bernardino County CA MFHR Western Properties Project IV V/R LOC -
               Bank of America                                                                   4.00        08/01/05             0
  1,900,000    San Bernardino County CA MFHR Woodview Apartments V/R LOC - Bank of America       3.95        04/01/07             0
 15,000,000    San Bernardino County CA TRAN                                                     4.50        06/30/98     3,018,720
  2,635,000    San Diego CA MFHR Flora Aparments Series A V/R AMT LOC - Swiss Bank               4.10        06/01/05             0
  2,920,000    San Diego CA MFHR La Cima Apartments V/R LOC - Citibank                           4.05        12/01/08             0
  5,200,000    San Diego CA MFHR Lusk Mira Mesa Apartments V/R LOC - Bank of America             3.85        04/01/07     5,000,000
  3,500,000    San Diego CA Multi Family Apartments V/R LOC - Bank of America                    4.05        10/01/15             0
  1,800,000    San Diego California Regional Building Authority Revenue Series A                 7.75        11/01/19             0
  2,000,000    San Diego County CA TRAN                                                          4.38        09/30/97     2,004,041
  3,944,000    San Diego County CA Water Authority                                               3.65        07/03/97             0
  3,900,000    San Diego County CA Water Authority                                               3.75        09/12/97             0
  5,000,000    San Diego County CA Water Authority                                               3.75        11/13/97             0
  4,200,000    San Diego County Regional Sales Tax Revenue                                       3.75        09/12/97             0
 13,835,000    San Francisco CA City & County Finance Authority Revenue                          4.05        09/01/06             0
 14,300,000    San Francisco CA City & County V/R LOC - Industrial Bank of Japan Ltd             4.22        12/01/05     4,900,000
 14,700,000    San Francisco CA MFHR Filmore Center Apartments V/R LOC - Bank of
               Nova Scotia                                                                       4.00        12/01/17             0
  3,000,000    San Francisco CA MFHR Filmore Center Apartments V/R LOC - Bank of
               Nova Scotia                                                                       4.05        12/01/17             0
 12,000,000    San Francisco CA MFHR Filmore Center Apartments V/R LOC - Citibank                4.00        12/01/17             0
  3,000,000    San Francisco CA MFHR Filmore Center Apartments V/R LOC - Citibank                4.05        12/01/17             0
 13,750,000    San Francisco CA MFHR Winterland Project V/R LOC - Citibank                       4.00        06/01/06     1,500,000
 15,590,000    San Francisco CA RDFA MFHR Rincon Center V/R LOC - Citibank                       4.00        12/01/06     4,150,000
  1,320,000    San Francisco City & County TRAN                                                  7.25        10/01/15     1,351,785
  3,325,000    San Jacinto CA USD Certificates Participation Revenue                             4.10        09/01/14             0
 11,175,000    San Joaquin County CA TRAN                                                        4.50        01/15/98     1,180,852
  7,300,000    San Jose - Santa Clara CA Water Financing Authority Sewer Revenue
               Series B V/R FGIC Insured                                                         3.90        11/15/20             0
  1,300,000    San Jose CA MFHR Kimberly Woods Apartments V/R LOC - Bank of America              3.75        11/01/08     1,300,000
  1,500,000    San Jose CA Multifamily Housing Revenue V/R                                       4.10        03/01/32             0
  2,200,000    San Leandro CA MFHR Haas Avenue Apartments V/R LOC - Bank of America              3.75        10/01/07             0
 12,500,000    San Mateo County CA Utility District                                              4.50        07/01/98     2,516,850
  5,300,000    Santa Clara CA Electric Revenue V/R Series 85A LOC - National Westminster
               Bank Plc                                                                          4.00        07/01/10       200,000
  1,700,000    Santa Clara CA Electric Revenue V/R Series 85B LOC - National Westminster
               Bank Plc                                                                          4.00        07/01/10       400,000
  5,100,000    Santa Clara CA Electric Revenue V/R Series 85C LOC - National Westminster
               Bank Plc                                                                          4.00        07/01/10             0
  1,000,000    Santa Clara County CA MFHR Foxchase Apartments V/R Series E FGIC Insured          4.00        11/01/07     1,000,000
  3,000,000    Santa Clara County CA Taso & Revenue Anticipation Notes                           4.50        08/01/97             0
  4,875,000    Simi Valley CA MFHR Creekside Village Apartments V/R LOC - Bank of America        3.75        07/01/23             0
  6,800,000    Simi Valley CA MFHR Lincoln Wood Ranch V/R LOC - Sumitomo Bank                    4.15        06/01/10     6,800,000
 13,300,000    Southeast CA Revenue Recovery Facility Series A                                   4.10        12/01/18             0
 19,370,000    Southern California Public Power Authority Revenue Paloverde Project
               AMBAC Insured                                                                     3.90        07/01/17             0
 14,500,000    Southern California State Public Power Authority Palo Verde Project
               Series B AMBAC Insured                                                            3.90        07/01/09     1,000,000
 28,500,000    Southern California State Public Power Authority Southern Transmission
               Project V/R LOC - Swiss Bank                                                      3.90        07/01/19     2,200,000
 33,885,000    Southern California Waterworks Revenue Series A AMBAC Insured                     4.00        06/01/23    15,935,000
  3,000,000    State of California GOP                                                           3.60        07/09/97             0
  5,000,000    State of California GOP                                                           3.75        07/02/97     5,000,000

                                                                                               Stagecoach
                                                                                               CA Tax-Free            Pro-Forma
                                                                                               MMKT Fund              Combined Funds
Principal      Security Name                                                                   Value                  Value
               SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.14%
 10,000,000    Regents of the University of California                                         $10,000,000            $10,000,000
 10,000,000    Regents of the University of California                                          10,000,000             10,000,000
  6,000,000    Regents of the University of California                                           4,000,000              6,000,000
  4,000,000    Regents of the University of California                                           4,000,000              4,000,000
  5,000,000    Regents of the University of California                                           5,000,000              5,000,000
  2,800,000    Riverside County CA Certificates Participation Revenue Series C                   2,800,000              2,800,000
  2,000,000    Riverside County CA Certificates Participation Revenue Series D                   2,000,000              2,000,000
  6,250,000    Riverside County CA Transportation Sales Tax Revenue                              6,250,000              6,250,000
  1,000,000    Sacramento CA MFHR River Oaks Apartments V/R Series E                             1,000,000              1,000,000
  6,000,000    Sacramento CA MUD                                                                 6,000,000              6,000,000
  6,700,000    Sacramento County CA Administration Center & Courthouse Project
               V/R LOC - Union Bank of Switzerland                                               6,700,000              6,700,000
  9,620,000    Sacramento County CA EDFA Series A                                                9,638,806              9,638,806
    200,000    Sacramento County CA MFHR Series A V/R LOC - Dai-Ichi Kangyo Bank Ltd                     0                200,000
  5,900,000    Sacramento County CA Series C V/R LOC - Dai-Ichi Kangyo Bank Ltd                  5,900,000              5,900,000
 13,700,000    Sacramento County CA Tax & Revenue Anticipation Notes                                     0             13,732,201
  2,780,000    Salinas CA MFHR Brentwood Gardens V/R LOC - Bank of America                               0              2,780,000
  5,000,000    San Bernardino CA Alta Loma Apartments V/R LOC - Federal Home Loan
               Bank of Atlanta                                                                   5,000,000              5,000,000
  1,270,000    San Bernardino County CA IDA Transamerican Plastics V/R LOC - National
               Westminster Bank Plc                                                              1,270,000              1,270,000
  7,110,000    San Bernardino County CA MFHR V/R LOC - Federal Home Loan Bank of
               San Francisco                                                                     4,925,000              7,110,000
    400,000    San Bernardino County CA MFHR Western Properties Project II V/R LOC -
               Bank of America                                                                     400,000                400,000
    700,000    San Bernardino County CA MFHR Western Properties Project III V/R LOC -
               Bank of America                                                                     700,000                700,000
    100,000    San Bernardino County CA MFHR Western Properties Project IV V/R LOC -
               Bank of America                                                                     100,000                100,000
  1,900,000    San Bernardino County CA MFHR Woodview Apartments V/R LOC - Bank of America       1,900,000              1,900,000
 15,000,000    San Bernardino County CA TRAN                                                    12,074,880             15,093,600
  2,635,000    San Diego CA MFHR Flora Aparments Series A V/R AMT LOC - Swiss Bank               2,635,000              2,635,000
  2,920,000    San Diego CA MFHR La Cima Apartments V/R LOC - Citibank                           2,920,000              2,920,000
  5,200,000    San Diego CA MFHR Lusk Mira Mesa Apartments V/R LOC - Bank of America               200,000              5,200,000
  3,500,000    San Diego CA Multi Family Apartments V/R LOC - Bank of America                    3,500,000              3,500,000
  1,800,000    San Diego California Regional Building Authority Revenue Series A                 1,858,545              1,858,545
  2,000,000    San Diego County CA TRAN                                                                  0              2,004,041
  3,944,000    San Diego County CA Water Authority                                               3,944,000              3,944,000
  3,900,000    San Diego County CA Water Authority                                               3,900,000              3,900,000
  5,000,000    San Diego County CA Water Authority                                               5,000,000              5,000,000
  4,200,000    San Diego County Regional Sales Tax Revenue                                       4,200,000              4,200,000
 13,835,000    San Francisco CA City & County Finance Authority Revenue                         13,835,000             13,835,000
 14,300,000    San Francisco CA City & County V/R LOC - Industrial Bank of Japan Ltd             9,400,000             14,300,000
 14,700,000    San Francisco CA MFHR Filmore Center Apartments V/R LOC - Bank of
               Nova Scotia                                                                      14,700,000             14,700,000
  3,000,000    San Francisco CA MFHR Filmore Center Apartments V/R LOC - Bank of
               Nova Scotia                                                                       3,000,000              3,000,000
 12,000,000    San Francisco CA MFHR Filmore Center Apartments V/R LOC - Citibank               12,000,000             12,000,000
  3,000,000    San Francisco CA MFHR Filmore Center Apartments V/R LOC - Citibank                3,000,000              3,000,000
 13,750,000    San Francisco CA MFHR Winterland Project V/R LOC - Citibank                      12,250,000             13,750,000
 15,590,000    San Francisco CA RDFA MFHR Rincon Center V/R LOC - Citibank                      11,440,000             15,590,000
  1,320,000    San Francisco City & County TRAN                                                          0              1,351,785
  3,325,000    San Jacinto CA USD Certificates Participation Revenue                             3,325,000              3,325,000
 11,175,000    San Joaquin County CA TRAN                                                       10,044,703             11,225,555
  7,300,000    San Jose - Santa Clara CA Water Financing Authority Sewer Revenue
               Series B V/R FGIC Insured                                                         7,300,000              7,300,000
  1,300,000    San Jose CA MFHR Kimberly Woods Apartments V/R LOC - Bank of America                      0              1,300,000
  1,500,000    San Jose CA Multifamily Housing Revenue V/R                                       1,500,000              1,500,000
  2,200,000    San Leandro CA MFHR Haas Avenue Apartments V/R LOC - Bank of America              2,200,000              2,200,000
 12,500,000    San Mateo County CA Utility District                                             10,067,400             12,584,250
  5,300,000    Santa Clara CA Electric Revenue V/R Series 85A LOC - National Westminster
               Bank Plc                                                                          5,100,000              5,300,000
  1,700,000    Santa Clara CA Electric Revenue V/R Series 85B LOC - National Westminster
               Bank Plc                                                                          1,300,000              1,700,000
  5,100,000    Santa Clara CA Electric Revenue V/R Series 85C LOC - National Westminster
               Bank Plc                                                                          5,100,000              5,100,000
  1,000,000    Santa Clara County CA MFHR Foxchase Apartments V/R Series E FGIC Insured                  0              1,000,000
  3,000,000    Santa Clara County CA Taso & Revenue Anticipation Notes                           3,001,390              3,001,390
  4,875,000    Simi Valley CA MFHR Creekside Village Apartments V/R LOC - Bank of America        4,875,000              4,875,000
  6,800,000    Simi Valley CA MFHR Lincoln Wood Ranch V/R LOC - Sumitomo Bank                            0              6,800,000
 13,300,000    Southeast CA Revenue Recovery Facility Series A                                  13,300,000             13,300,000
 19,370,000    Southern California Public Power Authority Revenue Paloverde Project
               AMBAC Insured                                                                    19,370,000             19,370,000
 14,500,000    Southern California State Public Power Authority Palo Verde Project
               Series B AMBAC Insured                                                           13,500,000             14,500,000
 28,500,000    Southern California State Public Power Authority Southern Transmission
               Project V/R LOC - Swiss Bank                                                     26,300,000             28,500,000
 33,885,000    Southern California Waterworks Revenue Series A AMBAC Insured                    17,950,000             33,885,000
  3,000,000    State of California GOP                                                           3,000,000              3,000,000
  5,000,000    State of California GOP                                                                   0              5,000,000

                                                                                                                         Overland
                                                                                                                         CA Tax-Free
                                                                                          Interest      Maturity         MMKT Fund
Principal            Security Name                                                        Rate          Date             Value
                     SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.14%
    6,300,000        Tracy CA MFHR Sycamore Village Apartments V/R LOC - Bank of America    4.00%       05/01/15          $2,100,000
    1,000,000        Turlock CA COP Irrigation Project V/R Series A                         3.90        01/01/26                   0
    4,805,000        Turlock CA Irrigation District Revenue V/R Series A LOC -
                     Canadian Imperial Bank of Commerce                                     3.90        01/01/14           4,805,000
    3,600,000        Tustin CA Improvement Bond V/R                                         3.75        09/02/13           2,600,000
    6,390,000        Union City CA Skylark V/R LOC - Sumitomo Bank Ltd                      4.20        11/01/07                   0
    4,400,000        Union City CA V/R LOC - Sumitomo Bank Ltd                              4.20        10/01/07                   0
    2,300,000        Upland CA HFA MFHR Upland Village Green Project V/R LOC -
                     Bank of Tokyo Ltd                                                      4.15        09/01/10                   0
    6,100,000        Vacaville CA MFHR Western Properties Sycamores Project V/R LOC -
                     Bank of America                                                        4.00        04/01/05           2,000,000
    8,300,000        Walnut Creek CA MFHR Creekside Drive Apartments V/R LOC -
                     Bank of America                                                        4.00        04/01/07           2,600,000
   12,000,000        West Covina CA RDA COP V/R Barranca LOC - Citibank                     4.05        09/01/05                   0
                                                                                                                  ------------------
                                                                                                                        $391,687,340


                     MONEY MARKET FUNDS - 0.67%
   11,000,000        Arbor Fund CA Tax-Exempt Portfolio                                                                  $11,000,000
    1,000,000        Dreyfus General California Fund                                                                       1,000,000
                                                                                                                 -------------------
                                                                                                                         $12,000,000






                                                                                                    Stagecoach
                                                                                                    CA Tax-Free       Pro-Forma
                                                                                                    MMKT Fund         Combined Funds
Principal            Security Name                                                                  Value             Value
                     SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 101.14%
    6,300,000        Tracy CA MFHR Sycamore Village Apartments V/R LOC - Bank of America             $4,200,000          $6,300,000
    1,000,000        Turlock CA COP Irrigation Project V/R Series A                                   1,000,000           1,000,000
    4,805,000        Turlock CA Irrigation District Revenue V/R Series A LOC -
                     Canadian Imperial Bank of Commerce                                                       0           4,805,000
    3,600,000        Tustin CA Improvement Bond V/R                                                   1,000,000           3,600,000
    6,390,000        Union City CA Skylark V/R LOC - Sumitomo Bank Ltd                                6,390,000           6,390,000
    4,400,000        Union City CA V/R LOC - Sumitomo Bank Ltd                                        4,400,000           4,400,000
    2,300,000        Upland CA HFA MFHR Upland Village Green Project V/R LOC -
                     Bank of Tokyo Ltd                                                                2,300,000           2,300,000
    6,100,000        Vacaville CA MFHR Western Properties Sycamores Project V/R LOC -
                     Bank of America                                                                  4,100,000           6,100,000
    8,300,000        Walnut Creek CA MFHR Creekside Drive Apartments V/R LOC -
                     Bank of America                                                                  5,700,000           8,300,000
   12,000,000        West Covina CA RDA COP V/R Barranca LOC - Citibank                              12,000,000          12,000,000
                                                                                               -------------------------------------
                                                                                                 $1,407,913,633      $1,798,951,052


                     MONEY MARKET FUNDS - 0.67%
   11,000,000        Arbor Fund CA Tax-Exempt Portfolio                                                      $0         $11,000,000
    1,000,000        Dreyfus General California Fund                                                          0           1,000,000
                                                                                               -------------------------------------
                                                                                                             $0         $12,000,000

                     TOTAL INVESTMENTS IN SECURITIES
                     (Cost $1,810,951,052)* (Note 1)                                  101.81%                         1,810,951,052
                     Other Assets and Liabilities, Net                                 -1.81%                           (32,240,244)
                                                                                --------------                    ------------------
                     TOTAL NET ASSETS                                                 100.00%                         1,778,710,808
                                                                                ==============                    ==================

            !      Yield to maturity.
            *      Cost for federal income tax purposes is the same as for
                   financial statement purposes.

The accompanying notes are an integral part of these financial statements.

PRO - FORMA COMBINED SCHEDULE OF INVESTMENTS FOR STAGECOACH GINNIE MAE FUND AND OVERLAND U.S. GOVERNMENT INCOME FUND
(UNAUDITED) June 30, 1997

                                                                                        Overland          Stagecoach
                                                                                        U.S. Government   Ginnie Mae
                                                                  Interest   Maturity   Income Fund       Fund        Combined Funds
Principal       Security Name                                     Rate       Date       Value             Value       Value
                U.S. GOVERNMENT AGENCY SECURITIES - 94.40%

                ADJUSTABLE RATE MORTGAGES - 0.12%
     17,750     GNMA #8109 (CMT)                                    7.00 %   03/20/16     $18,249                 $0         $18,249
     30,144     GNMA #8119 (CMT)                                    7.13     04/20/16      31,067                  0          31,067
      9,355     GNMA #8137 (CMT)                                    7.13     06/20/16       9,629                  0           9,629
     15,484     GNMA #8292 (CMT)                                    6.87     11/20/17      15,890                  0          15,890
     26,995     GNMA #8293 (CMT)                                    6.87     12/20/17      27,703                  0          27,703
      7,552     GNMA #8310 (CMT)                                    7.00     01/20/18       7,778                  0           7,778
     30,734     GNMA #8392 (CMT)                                    7.13     08/20/18      31,637                  0          31,637
     31,329     GNMA #8393 (CMT)                                    7.13     08/20/18      32,308                  0          32,308
     17,449     GNMA #8429 (CMT)                                    6.87     11/20/18      17,929                  0          17,929
     95,356     GNMA #8761 (CMT)                                    7.00     03/20/21      97,859                  0          97,859
                                                                                      ..............................................
                                                                                         $290,049                 $0        $290,049


                FEDERAL AGENCY - OTHER - 2.03%
  5,000,000     Tennessee Valley Authority                          6.38 %   06/15/05  $4,889,050                 $0      $4,889,050


                FEDERAL FARM CREDIT - 3.87%
  4,000,000     Federal Farm Credit Bank                            6.38 %   02/25/02          $0         $3,985,320      $3,985,320
  5,350,000     Federal Farm Credit Bank                            6.38     02/25/02   5,330,366                  0       5,330,366
                                                                                      ..............................................
                                                                                       $5,330,366         $3,985,320      $9,315,686


                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.55%
  3,410,052     FNMA #303848                                        7.50 %   01/01/11          $0         $3,476,445      $3,476,445
  9,296,019     FNMA #70765                                         9.00     03/01/21           0          9,909,091       9,909,091
  7,000,000     FNMA #717052                                        8.00     07/15/27           0          7,157,500       7,157,500
  3,888,901     FNMA #250799                                        7.50     12/01/26   3,899,479                  0       3,899,479
  5,000,000     FNMA #31364                                         7.00     02/20/07   4,939,050                  0       4,939,050
  3,024,329     FNMA #70765                                         9.00     03/01/21   3,223,783                  0       3,223,783
                                                                                      ..............................................
                                                                                      $12,062,312        $20,543,036     $32,605,348

                FIXED RATE MORTGAGES - 5.01%
  3,767,891     FHLMC #00683                                        8.50 %   12/01/25  $3,922,035                 $0     $3,922,035
  2,867,884     FHLMC #20277                                        7.50     12/01/11           0          2,916,953      2,916,953
  4,731,477     FHLMC #20277                                        7.50     12/01/11   4,812,432                  0      4,812,432
     35,540     FHLMC #275825                                       9.50     08/01/16      38,206                  0         38,206
     30,442     FHLMC #304114                                       9.00     05/01/18      32,291                  0         32,291
    121,699     FHLMC #304398                                       9.00     06/01/18     129,128                  0        129,128
     29,556     FHLMC #305831                                      10.00     08/01/18      32,316                  0         32,316
      7,524     FHLMC #307323                                       9.50     09/01/18       8,088                  0          8,088
     54,378     FHLMC #307637                                       9.50     07/01/16      58,181                  0         58,181
     30,700     FHLMC #307915                                       9.50     10/01/18      33,024                  0         33,024
      5,510     FHLMC #308074                                       9.50     10/01/18       5,927                  0          5,927
     16,678     FHLMC #360020                                      10.00     01/01/18      18,238                  0         18,238
     23,332     FHLMC #360045                                      10.00     02/01/19      25,507                  0         25,507
     28,427     FHLMC #532468                                       9.50     04/01/19      30,560                  0         30,560
                                                                                      ..............................................
                                                                                       $9,145,933         $2,916,953     $12,062,886


                                                                                        Overland           Stagecoach
                                                                                        U.S. Government    Ginnie Mae
                                                                  Interest   Maturity   Income Fund        Fund       Combined Funds
Principal       Security Name                                     Rate       Date       Value              Value      Value
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 69.15%
    621,652     GNMA #0058                                          9.00 %   07/20/22          $0           $658,249       $658,249
      2,500     GNMA #0070                                         12.00     12/01/16           0              2,659          2,659
      6,793     GNMA #0116                                         12.00     03/01/17           0              7,227          7,227
    319,979     GNMA #0864                                          6.50     02/20/08           0            316,712        316,712
    189,109     GNMA #1168                                          9.00     04/20/19           0            201,010         201,010
     13,959     GNMA #150499                                       10.50     03/15/16      15,422                  0         15,422
    177,493     GNMA #158583                                        9.00     09/20/16           0            189,271        189,271
     57,677     GNMA #17087                                         9.00     09/15/16      61,991                  0         61,991
    573,408     GNMA #170928                                        9.00     09/20/16           0            601,717        601,717
    130,228     GNMA #173055                                        9.00     09/15/16     139,968                  0        139,968
    482,962     GNMA #1740                                          9.00     12/20/21           0            512,751        512,751
     79,057     GNMA #176892                                        9.00     10/15/16      84,970                  0         84,970
    365,976     GNMA #190848                                        9.00     01/15/17     393,347                  0        393,347
    149,853     GNMA #191961                                        9.00     02/15/20     160,430                  0        160,430
     39,739     GNMA #202624                                        9.00     11/15/19      42,574                  0         42,574
  4,918,206     GNMA #2202                                          7.00     04/20/26           0          4,812,661      4,812,661
     23,668     GNMA #223618                                       10.00     01/15/19           0             26,045         26,045
    317,287     GNMA #227132                                        9.00     07/20/17           0            332,952        332,952
     40,020     GNMA #236877                                        9.00     04/15/18      42,945                  0         42,945
  4,976,733     GNMA #2376                                          7.00     02/20/27           0          4,869,932      4,869,932
     49,176     GNMA #285963                                        9.00     01/15/20      52,646                  0         52,646
  3,286,077     GNMA #286116                                        7.13     01/15/29           0          3,228,571      3,228,571
     13,993     GNMA #289319                                        9.00     11/15/20      14,980                  0         14,980
  1,370,440     GNMA #291124                                        7.50     06/15/25           0          1,367,863      1,367,863
  4,568,003     GNMA #301004                                        6.75     09/15/28           0          4,408,123      4,408,123
    136,096     GNMA #303235                                        9.00     05/15/21     145,596                  0        145,596
    159,806     GNMA #304653                                        9.00     09/15/21     170,960                  0        170,960
  7,142,674     GNMA #306052                                        9.00     06/15/21   2,675,623          4,965,618      7,641,241
  1,016,290     GNMA #311474                                        8.00     05/15/22           0          1,047,205      1,047,205
      4,046     GNMA #314150                                        9.00     10/15/21       4,328                  0          4,328
  4,112,615     GNMA #318518                                        8.43     08/01/27           0          4,278,313      4,278,313
  2,035,752     GNMA #319413                                        7.25     12/15/18   2,010,305                  0      2,010,305
     15,579     GNMA #33080                                         9.00     08/15/22      16,622                  0         16,622
     23,583     GNMA #335400                                        9.00     12/15/22      25,163                  0         25,163
  1,113,158     GNMA #336930                                        7.50     03/15/23           0          1,122,676      1,122,676
  4,026,919     GNMA #337025                                        8.75     01/15/28           0          4,169,029      4,169,029
  1,321,767     GNMA #352961                                        6.50     05/15/24           0          1,273,774      1,273,774
  2,030,095     GNMA #355527                                        8.50     07/15/22           0          2,127,113      2,127,113
  2,186,447     GNMA #355528                                        8.50     04/15/27           0          2,260,239      2,260,239
  2,639,878     GNMA #355529                                        8.50     03/15/27           0          2,728,974      2,728,974
  6,518,476     GNMA #355893                                        8.00     08/15/24           0          6,690,303      6,690,303
  1,915,056     GNMA #358863                                        7.25     01/15/24   1,891,117                  0      1,891,117
  2,223,246     GNMA #358864                                        7.00     01/15/29           0          2,172,512      2,172,512
  1,590,765     GNMA #362589                                        6.88     01/15/29           0          1,544,521      1,544,521
  1,290,313     GNMA #378818                                        7.00     02/15/29           0          1,260,868      1,260,868
  3,962,080     GNMA #389420                                        6.90     01/15/31           0          3,851,855      3,851,855
  7,513,736     GNMA #394012                                        7.00     01/15/29           0          7,342,273      7,342,273
  4,010,275     GNMA #405515                                        8.50     10/15/25           0          4,174,336      4,174,336
  4,348,713     GNMA #410050                                        8.50     07/15/25           0          4,526,619      4,526,619
  4,549,297     GNMA #414636                                        7.50     10/15/25           0          4,569,723      4,569,723
  1,945,368     GNMA #430800                                        7.00     05/15/26           0          1,911,538      1,911,538
  5,990,836     GNMA #436774                                        8.00     04/15/27           0          6,135,693      6,135,693
  2,477,117     GNMA #444645                                        8.50     04/15/27   2,576,920                  0      2,576,920
  4,946,716     GNMA #450871                                        8.00     05/15/27   5,066,327                  0      5,066,327
    254,406     GNMA #57247                                         9.50     05/20/16           0            274,136        274,136
     36,865     GNMA #766                                           9.50     05/20/17           0             39,706         39,706

                                                                                        Overland          Stagecoach
                                                                                        U.S. Government   Ginnie Mae
                                                                   Interest  Maturity   Income Fund       Fund        Combined Funds
Principal       Security Name                                      Rate      Date       Value             Value       Value
    602,966     GNMA II #1124                                      11.00 %   01/20/19    $679,495                 $0       $679,495
    292,065     GNMA II #1221                                      11.00     07/20/19     329,490                  0        329,490
    264,894     GNMA II #1236                                       9.50     08/20/19           0            285,066        285,066
  1,103,741     GNMA II #1239                                      11.00     08/20/19           0          1,245,174      1,245,174
  1,068,309     GNMA II #1273                                       9.50     10/20/19           0          1,149,661      1,149,661
    402,864     GNMA II #1420                                      11.00     06/20/20           0            453,995        453,995
     35,578     GNMA II #1436                                      10.00     07/20/20           0             38,816         38,816
    282,476     GNMA II #1454                                      10.00     08/20/20           0            308,179        308,179
    293,070     GNMA II #1456                                      11.00     08/20/20           0            330,938        330,938
    365,863     GNMA II #1472                                      10.00     09/20/20           0            399,153        399,153
    285,260     GNMA II #1526                                      10.00     12/20/20           0            311,216        311,216
    285,791     GNMA II #1544                                      10.00     01/20/21           0            311,795        311,795
     88,910     GNMA II #1562                                      10.00     02/20/21      97,000                  0         97,000
    139,497     GNMA II #1579                                       9.50     03/20/21           0            149,966        149,966
    141,923     GNMA II #1580                                       9.00     04/20/21           0            150,677        150,677
  1,680,317     GNMA II #1580                                      10.00     03/20/21           0          1,833,209      1,833,209
  1,242,120     GNMA II #1616                                      10.00     05/20/21           0          1,355,141      1,355,141
    154,163     GNMA II #173                                       10.00     07/20/14           0            168,396        168,396
     82,685     GNMA II #1848                                      10.00     06/20/22           0             90,209         90,209
     31,811     GNMA II #194221                                    10.00     09/20/20      34,705                  0         34,705
  3,730,412     GNMA II #2020                                       8.50     06/20/25   3,395,684            466,336      3,862,020
  2,620,321     GNMA II #2022                                       9.00     06/20/25   2,749,687                  0      2,749,687
    162,102     GNMA II #2038                                       8.50     07/20/25           0            167,821        167,821
  2,916,576     GNMA II #2068                                       7.50     08/20/26   2,912,930                  0      2,912,930
    895,805     GNMA II #2122                                       8.00     11/20/25           0            914,097        914,097
    491,372     GNMA II #2220                                       8.50     05/20/26           0            508,407        508,407
  2,293,295     GNMA II #2234                                       8.00     06/20/26           0          2,339,436      2,339,436
  1,693,674     GNMA II #2235                                       8.50     06/20/26           0          1,752,394      1,752,394
  1,098,845     GNMA II #2249                                       8.00     07/20/26           0          1,120,953      1,120,953
  7,565,947     GNMA II #2250                                       8.50     07/20/26           0          7,828,258      7,828,258
  2,434,064     GNMA II #2303                                       7.50     10/20/26   2,431,021                  0      2,431,021
  3,387,097     GNMA II #2324                                       8.00     11/20/26   3,455,246                  0      3,455,246
  4,963,601     GNMA II #2359                                       7.00     01/20/27   4,857,082                  0      4,857,082
  1,955,572     GNMA II #2362                                       8.00     09/20/26           0          1,994,918      1,994,918
  4,935,482     GNMA II #2362                                       8.00     01/20/27           0          5,034,784      5,034,784
  6,591,306     GNMA II #2379                                       8.00     02/20/27           0          6,723,924      6,723,924
    315,931     GNMA II #266120                                    10.00     08/20/19     344,823                  0        344,823
      3,236     GNMA II #272537                                    10.00     08/20/19       3,532                  0          3,532
     18,098     GNMA II #278055                                    10.00     07/20/19      19,753                  0         19,753
     61,932     GNMA II #289000                                    10.00     05/20/20      67,567                  0         67,567
    486,931     GNMA II #340045                                     8.00     03/20/23           0            498,243        498,243
    935,212     GNMA II #418627                                     8.50     11/20/25           0            968,206        968,206
     37,120     GNMA II #495                                       10.00     02/20/16           0             40,567         40,567
      3,711     GNMA II #60                                        10.00     12/20/13           0              4,053          4,053
    106,338     GNMA II #811                                        8.00     02/20/23           0            108,808        108,808
    161,852     GNMA II #85                                        10.00     02/20/22     176,579                  0        176,579
    130,051     GNMA II #908                                       10.00     01/20/18     142,005                  0        142,005
                                                                                     ...............................................
                                                                                      $37,288,833       $129,055,563    $166,344,396


                U.S. GOVERNMENT AGENCY NOTES - 0.67%
  1,700,000     FNMA Principal Strip                               10.89%    03/09/22  $1,619,352                 $0      $1,619,352


                TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               $33,337,062        $28,047,026    $227,126,767
                (Cost $226,617,541)

                                                                 Interest      Maturity
Principal          Security Name                                 Rate          Date                     Value
                   U.S. TREASURY SECURITIES - 7.56%

                   U.S. TREASURY BONDS - 2.44%
       6,000,000   U.S. Treasury Bonds                            6.63%       02/15/27     $5,870,640           $0        $5,870,640

                   U.S. TREASURY NOTES - 1.89%
       4,500,000   U.S. Treasury Notes                            6.63%       04/30/02     $4,541,490           $0        $4,541,490

                   U.S. TREASURY BILLS - 3.23%
       8,000,000   U.S. Treasury Bills                            5.22%!      02/05/98             $0   $7,746,960        $7,746,960


                                                                 Interest      Maturity
Principal          Security Name                                 Rate          Date                     Value
                   REPURCHASE AGREEMENTS - 0.92%
       2,221,000   Goldman Sachs Pooled Repurchase
                   Agreement - 102% Collateralized by U.S.
                   Government Securities                          5.85%       07/01/97       $636,000   $1,585,000        $2,221,000

                   TOTAL INVESTMENTS IN SECURITIES
                   (Cost $247,020,204)* (Notes 1 and 3)            102.88%                                             247,506,857
                   Other Assets and Liabilities, Net                -2.88%                                              (6,917,509)
                                                                ----------                                           --------------
                   TOTAL NET ASSETS                                100.00%                                             240,589,348
                                                                ==========                                           ==============

              !    Yield to maturity.

              *    Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

                   Gross Unrealized Appreciation                1,716,219
                   Gross Unrealized Depreciation               (1,229,566)
                                                              ------------
                   Net Unrealized Appreciation                    486,653
                                                              ============


   The accompanying notes are an integral part of these financial statements.

PRO-FORMA COMBINED SCHEDULE OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE BOND FUND AND OVERLAND MUNICIPAL INCOME FUND
(UNAUDITED)  June 30, 1997


                                                                                          Interest        Maturity
Principal        Security Name                                                            Rate            Date
                 NON-CALIFORNIA MUNICIPAL BONDS - 96.05%

                 Alabama - 0.27%
    160,000      Alabama State SFMR Series B AMT GNMA Collateralized                         7.40 %         04/01/22

                 Alaska - 3.20%
  1,000,000      Alaska Industrial Development Authority Revenue Series A                    6.13           04/01/27
    490,000      Alaska State Housing Finance Corporation Second Series AMT
                 Government Agency Collateralized                                            7.10           06/01/22
    200,000      Anchorage AK USD FGIC Insured                                               6.00           10/01/14
    100,000      Anchorage Alaska GO MBIA Insured                                            6.75           07/01/05
    100,000      Valdez Alaska Marine Term Revenue Pipelines Inc Series A                    5.85           08/01/25


                 California - 23.66%
     20,000      California State GO                                                         6.00           02/01/01
    100,000      East Bay CA MUD Special District                                            5.00           04/01/15
  9,750,000      Riverside County CA SFMR Series B AMT Escrowed to Maturity                  8.35           06/01/13
  1,000,000      San Francisco CA City AMT                                                   6.15           05/01/16
    820,000      Southern California State SFMR Project B AMT GNMA/FNMA
                 Collateralized                                                              6.90           10/01/24


                 Colorado - 0.73%
    135,000      Douglas County CO USD MBIA Insured                                          5.95           12/15/06
    270,000      El Paso County CO USD                                                       6.15           12/15/08


                 District of Columbia - 0.55%
    320,000      District of Columbia SFMR AMT GNMA Collateralized                           7.10           12/01/24

                 Florida - 0.37%
    215,000      Brevard County FL HFA SFMR Refunded Series B FSA Insured                    7.00           03/01/13

                 Hawaii - 3.15%
    725,000      Hawaii State Airports Systems Revenue AMT FGIC Insured                      7.00           07/01/20
    500,000      Hawaii State Harbor Capital Improvement Revenue AMT MBIA
                 Insured                                                                     7.00           07/01/17
    175,000      Hawaii State Series CC GO                                                   5.13           02/01/07
    150,000      Hawaii State Series CC GO                                                   5.13           02/01/08
    250,000      Hawaii State Series CL GO                                                   6.00           03/01/09


                 Idaho - 2.52%
  1,500,000      Idaho State HFA SFMR Series C-2 AMT                                         6.35           07/01/15

                 Illinois - 5.46%
    500,000      Chicago IL Board of Education Series A                                      6.13           01/01/07
    200,000      Chicago IL O'Hare International Airport Revenue Series A                    6.75           01/01/06
    500,000      Chicago IL O'Hare International Airport Special Facilities
                 Revenue AMT LOC - Bayerische Landesbank                                     7.13           05/01/18
  1,900,000      Chicago IL O'Hare International Airport Special Facilities
                 Revenue AMT MBIA Insured                                                    6.75           01/01/18


                 Indiana - 4.28%
  2,500,000      Indiana State HFA Series A-2 AMT GNMA/FNMA Collateralized                   6.45           07/01/14

                 Iowa - 3.10%
  1,435,000      Iowa State HFA SFMR Series B AMT GNMA/FNMA Collateralized                   6.95           07/01/24
    365,000      Iowa State HFA SFMR Series B AMT GNMA/FNMA Collateralized                   7.45           07/01/23



                                                                                  Overland        Stagecoach
                                                                                  National TF     Municipal        Pro-Forma
                                                                                  Bond Fund       Income Fund      Combined Funds
Principal        Security Name                                                    Value           Value            Value
                 NON-CALIFORNIA MUNICIPAL BONDS - 96.05%

                 Alabama - 0.27%
    160,000      Alabama State SFMR Series B AMT GNMA Collateralized                  $164,170             $0             $164,170

                 Alaska - 3.20%
  1,000,000      Alaska Industrial Development Authority Revenue Series A           $1,021,760             $0           $1,021,760
    490,000      Alaska State Housing Finance Corporation Second Series AMT
                 Government Agency Collateralized                                      513,358              0              513,358
    200,000      Anchorage AK USD FGIC Insured                                               0        213,784              213,784
    100,000      Anchorage Alaska GO MBIA Insured                                            0        108,294              108,294
    100,000      Valdez Alaska Marine Term Revenue Pipelines Inc Series A                    0         99,323               99,323
                                                                                 --------------------------------------------------
                                                                                    $1,535,118       $421,401           $1,956,519

                 California - 23.66%
     20,000      California State GO                                                        $0        $21,048              $21,048
    100,000      East Bay CA MUD Special District                                            0         92,960               92,960
  9,750,000      Riverside County CA SFMR Series B AMT Escrowed to Maturity         12,452,213              0           12,452,213
  1,000,000      San Francisco CA City AMT                                           1,036,550              0            1,036,550
    820,000      Southern California State SFMR Project B AMT GNMA/FNMA
                 Collateralized                                                        857,925              0              857,925
                                                                                 --------------------------------------------------
                                                                                   $14,346,688       $114,008          $14,460,696

                 Colorado - 0.73%
    135,000      Douglas County CO USD MBIA Insured                                         $0       $145,755             $145,755
    270,000      El Paso County CO USD                                                       0        298,350              298,350
                                                                                 --------------------------------------------------
                                                                                            $0       $444,105             $444,105

                 District of Columbia - 0.55%
    320,000      District of Columbia SFMR AMT GNMA Collateralized                    $337,443             $0             $337,443

                 Florida - 0.37%
    215,000      Brevard County FL HFA SFMR Refunded Series B FSA Insured             $226,825             $0             $226,825

                 Hawaii - 3.15%
    725,000      Hawaii State Airports Systems Revenue AMT FGIC Insured               $789,344             $0             $789,344
    500,000      Hawaii State Harbor Capital Improvement Revenue AMT MBIA
                 Insured                                                               538,125              0              538,125
    175,000      Hawaii State Series CC GO                                                   0        177,622              177,622
    150,000      Hawaii State Series CC GO                                                   0        151,209              151,209
    250,000      Hawaii State Series CL GO                                                   0        269,063              269,063
                                                                                 --------------------------------------------------
                                                                                    $1,327,469       $597,894           $1,925,363

                 Idaho - 2.52%
  1,500,000      Idaho State HFA SFMR Series C-2 AMT                                $1,540,845             $0           $1,540,845

                 Illinois - 5.46%
    500,000      Chicago IL Board of Education Series A                                     $0       $542,265             $542,265
    200,000      Chicago IL O'Hare International Airport Revenue Series A                    0        224,026              224,026
    500,000      Chicago IL O'Hare International Airport Special Facilities
                 Revenue AMT LOC - Bayerische Landesbank                               539,190              0              539,190
  1,900,000      Chicago IL O'Hare International Airport Special Facilities
                 Revenue AMT MBIA Insured                                            2,030,245              0            2,030,245
                                                                                 --------------------------------------------------
                                                                                    $2,569,435       $766,291           $3,335,726

                 Indiana - 4.28%
  2,500,000      Indiana State HFA Series A-2 AMT GNMA/FNMA Collateralized          $2,613,750             $0           $2,613,750

                 Iowa - 3.10%
  1,435,000      Iowa State HFA SFMR Series B AMT GNMA/FNMA Collateralized          $1,512,533             $0           $1,512,533
    365,000      Iowa State HFA SFMR Series B AMT GNMA/FNMA Collateralized             382,549              0              382,549
                                                                                 --------------------------------------------------
                                                                                    $1,895,082             $0           $1,895,082

                                                                                       Interest      Maturity
Principal       Security Name                                                          Rate          Date
                NON-CALIFORNIA MUNICIPAL BONDS - 96.05%

                Kansas - 0.29%
    165,000     Kansas City KS Mortgage Revenue AMT GNMA Collateralized                   7.50 %       12/01/23

                Kentucky - 3.87%
  1,100,000     Kenton County KY Cincinnati/Northern Kentucky International
                Airport Revenue AMT FSA Insured                                           6.30         03/01/15
  1,025,000     Kentucky State HFA MFHR Series D AMT FHA Collateralized                   7.45         01/01/23
    140,000     Kentucky State Housing Corporation Revenue FHA Insured                    6.50         07/01/17


                Louisiana - 1.16%
    670,000     Louisiana State Public Facilities Authority Student Loan
                Revenue AMT FSA Insured                                                   6.85         01/01/09

                Massachusetts - 1.75%
  1,000,000     Massachusetts State HFA Residential Development FNMA
                Collateralized                                                            6.90         11/15/21

                Minnesota - 0.74%
    425,000     Minneapolis-St Paul MN Housing Finance Board Revenue SFMR
                Phase IX AMT GNMA Collateralized                                          7.30         08/01/31

                Nevada - 11.46%
    500,000     Clark County NV Las Vegas Convention & Visitors Authority FSA
                Insured                                                                   6.00         07/01/26
    150,000     Clark County NV Series A - AMBAC Insured                                  6.00         06/01/03
  1,020,000     Nevada State SFMR Series A-2 AMT FHA Collateralized                       6.55         10/01/15
  1,825,000     Nevada State SFMR Series C AMT FHA Collateralized                         6.35         10/01/13
    500,000     Reno NV Hospital Revenue                                                  5.63         05/15/23
  2,700,000     Washoe County NV Gas Facilities Sierra Pacific Power AMT MBIA
                Insured                                                                   6.55         09/01/20


                New Jersey - 2.15%
  1,250,000     New Jersey State MFHR FHA Collateralized                                  7.00         05/01/30

                New Mexico - 2.07%
    500,000     Albuquerque NM General Purpose Revenue Series A                           5.00         07/01/03
    500,000     Bernalillo County NM Gross Receipt Tax Revenue Series B                   5.00         04/01/14
    250,000     Santa Fe County NM Gross Receipts Tax Revenue Series A                    6.00         02/01/27


                New York - 3.82%
    250,000     Erie County NY Public Improvement                                         6.13         01/15/10
    475,000     Metropolitan Transportation Authority of New York                         6.00         07/01/05
    250,000     New York NY FGIC Series E                                                 6.00         08/01/12
    250,000     New York NY Municipal Assistance Corp Series E                            5.20         07/01/08
  1,000,000     Port Authority New York & New Jersey                                      5.75         09/15/12


                North Dakota - 0.17%
    100,000     North Dakota State Building Authority Lease Revenue                       5.35         06/01/02

                Oklahoma - 2.19%
    200,000     Pryor Creek OK Economic Development Authority Mortgage Revenue
                Series A FNMA Collateralized                                              7.13         07/01/21
    570,000     Tulsa County OK HFA Mortgage Revenue Series B Remarket AMT
                GNMA Collateralized                                                       7.10         06/01/22
    500,000     Tulsa County OK HFA Mortgage Revenue Series B Remarket AMT
                GNMA Collateralized                                                       7.55         05/01/23


                Pennsylvania - 0.86%
    500,000     Pennsylvania State Higher EDFA Student Loan Revenue Series D
                AMT AMBAC Insured                                                         7.05         10/01/16

                Puerto Rico - 0.64%
    250,000     Commonwealth of Puerto Rico Electrical Power Authority Series
                W MBIA Insured                                                            6.50         07/01/06
    100,000     Puerto Rico Electrical Power Authority Series A MBIA Insured              6.00         07/01/06


                Texas - 4.08%
    400,000     Austin TX Utility Systems Revenue                                         5.90         10/01/99
    250,000     Decatur TX Independent School District                                    6.13         08/01/25


                                                                                   Overland         Stagecoach
                                                                                   National TF      Municipal      Pro-Forma
                                                                                   Bond Fund        Income Fund    Combined Funds
Principal       Security Name                                                      Value            Value          Value
                NON-CALIFORNIA MUNICIPAL BONDS - 96.05%

                Kansas - 0.29%
    165,000     Kansas City KS Mortgage Revenue AMT GNMA Collateralized                 $175,141              $0           $175,141

                Kentucky - 3.87%
  1,100,000     Kenton County KY Cincinnati/Northern Kentucky International
                Airport Revenue AMT FSA Insured                                       $1,140,513              $0         $1,140,513
  1,025,000     Kentucky State HFA MFHR Series D AMT FHA Collateralized                1,077,982               0          1,077,982
    140,000     Kentucky State Housing Corporation Revenue FHA Insured                         0         147,000            147,000
                                                                                    ------------------------------------------------
                                                                                      $2,218,495        $147,000         $2,365,495

                Louisiana - 1.16%
    670,000     Louisiana State Public Facilities Authority Student Loan
                Revenue AMT FSA Insured                                                 $710,562              $0           $710,562

                Massachusetts - 1.75%
  1,000,000     Massachusetts State HFA Residential Development FNMA
                Collateralized                                                        $1,071,830              $0         $1,071,830

                Minnesota - 0.74%
    425,000     Minneapolis-St Paul MN Housing Finance Board Revenue SFMR
                Phase IX AMT GNMA Collateralized                                        $449,790              $0           $449,790

                Nevada - 11.46%
    500,000     Clark County NV Las Vegas Convention & Visitors Authority FSA
                Insured                                                                       $0        $512,980           $512,980
    150,000     Clark County NV Series A - AMBAC Insured                                       0         161,805            161,805
  1,020,000     Nevada State SFMR Series A-2 AMT FHA Collateralized                    1,072,887               0          1,072,887
  1,825,000     Nevada State SFMR Series C AMT FHA Collateralized                      1,899,661               0          1,899,661
    500,000     Reno NV Hospital Revenue                                                       0         492,290            492,290
  2,700,000     Washoe County NV Gas Facilities Sierra Pacific Power AMT MBIA
                Insured                                                                2,858,678               0          2,858,678
                                                                                    ------------------------------------------------
                                                                                      $5,831,226      $1,167,075         $6,998,301

                New Jersey - 2.15%
  1,250,000     New Jersey State MFHR FHA Collateralized                              $1,314,425              $0         $1,314,425

                New Mexico - 2.07%
    500,000     Albuquerque NM General Purpose Revenue Series A                               $0        $509,745           $509,745
    500,000     Bernalillo County NM Gross Receipt Tax Revenue Series B                        0         485,900            485,900
    250,000     Santa Fe County NM Gross Receipts Tax Revenue Series A                         0         268,218            268,218
                                                                                    ------------------------------------------------
                                                                                              $0      $1,263,863         $1,263,863

                New York - 3.82%
    250,000     Erie County NY Public Improvement                                             $0        $271,985           $271,985
    475,000     Metropolitan Transportation Authority of New York                              0         510,901            510,901
    250,000     New York NY FGIC Series E                                                      0         263,765            263,765
    250,000     New York NY Municipal Assistance Corp Series E                                 0         253,438            253,438
  1,000,000     Port Authority New York & New Jersey                                   1,031,370               0          1,031,370
                                                                                    ------------------------------------------------
                                                                                      $1,031,370      $1,300,089         $2,331,459

                North Dakota - 0.17%
    100,000     North Dakota State Building Authority Lease Revenue                           $0        $103,178           $103,178

                Oklahoma - 2.19%
    200,000     Pryor Creek OK Economic Development Authority Mortgage Revenue
                Series A FNMA Collateralized                                            $208,316              $0           $208,316
    570,000     Tulsa County OK HFA Mortgage Revenue Series B Remarket AMT
                GNMA Collateralized                                                      601,755               0            601,755
    500,000     Tulsa County OK HFA Mortgage Revenue Series B Remarket AMT
                GNMA Collateralized                                                      528,265               0            528,265
                                                                                    ------------------------------------------------
                                                                                      $1,338,336              $0         $1,338,336

                Pennsylvania - 0.86%
    500,000     Pennsylvania State Higher EDFA Student Loan Revenue Series D
                AMT AMBAC Insured                                                       $525,625              $0           $525,625

                Puerto Rico - 0.64%
    250,000     Commonwealth of Puerto Rico Electrical Power Authority Series
                W MBIA Insured                                                                $0        $281,800           $281,800
    100,000     Puerto Rico Electrical Power Authority Series A MBIA Insured                   0         108,375            108,375
                                                                                    ------------------------------------------------
                                                                                              $0        $390,175           $390,175

                Texas - 4.08%
    400,000     Austin TX Utility Systems Revenue                                             $0        $413,868           $413,868
    250,000     Decatur TX Independent School District                                         0         261,413            261,413


                                                                                                            Overland
                                                                                                            National TF
                                                                             Interest      Maturity         Bond Fund
Principal      Security Name                                                 Rate          Date             Value
               NON-CALIFORNIA MUNICIPAL BONDS - 96.05%

    250,000    El Paso TX GO                                                    7.00 %         08/15/06                  0
    500,000    Houston TX Independent School District                           6.15           08/15/14                  0
    125,000    Port Authur TX MBIA Insured                                      8.50           02/15/03                  0
    115,000    San Antonio TX GO                                                5.13           08/01/01                  0
    250,000    Texas State Financial Public Finance Authority Series B          5.30           10/01/07                  0
    425,000    Travis County TX HFC Residential Mortgage Revenue
               Series A GNMA/FNMA Collateralized                                7.00           12/01/11            453,241
                                                                                                            ---------------
                                                                                                                  $453,241

               Utah - 8.54%
    250,000    Salt Lake City UT RDA Neighborhood Tax Revenue                   6.50           10/01/01                 $0
    500,000    Utah State Board of Regents Student Loan Revenue
               Series F AMT AMBAC Insured                                       7.45           11/01/08            528,485
  1,100,000    Utah State Board of Regents Student Loan Revenue Series
               H AMT AMBAC Insured                                              6.70           11/01/15          1,142,295
    250,000    Utah State Building Ownership Authority Lease Series A           6.00           05/15/09                  0
  1,920,000    Utah State HFA SFMR Series B-2 AMT FHA Collateralized            6.50           07/01/15          2,003,693
    750,000    Utah State HFA SFMR Series D-2 AMT FHA Collateralized            6.45           01/01/11            779,993
    225,000    Washington County UT USD St Georges FGIC Insured                 6.00           03/01/03                  0
                                                                                                            ---------------
                                                                                                                $4,454,466

               Vermont - 0.92%
    500,000    Burlington VT Electricity Revenue Series A MBIA Insured          6.38           07/01/10                 $0

               Washington - 1.42%
    500,000    Clark County WA Sewer Revenue                                    6.00           12/01/06                 $0
    100,000    Everett Washington GO MBIA Insured                               5.75           08/01/06                  0
    100,000    Island County WA USD South Whidbey                               6.75           12/01/07                  0
    100,000    South Colombian Basin WA Improvement District Revenue            6.00           12/01/02                  0
                                                                                                            ---------------
                                                                                                                        $0

               Washington - 2.46%
  1,440,000    Washington State SFMR Series D AMT GNMA/FNMA
               Collateralized                                                   7.10           07/01/22         $1,505,491

               Wisconsin - 0.17%
    100,000    Wisconsin State Tax System                                       5.10           11/01/01                 $0

               TOTAL NON-CALIFORNIA MUNICIPAL BONDS
                   (Cost $55,751,078)

                                                                                 Stagecoach
                                                                                 Municipal           Pro-Forma
                                                                                 Income Fund         Combined Funds
Principal      Security Name                                                     Value               Value
               NON-CALIFORNIA MUNICIPAL BONDS - 96.05%

    250,000    El Paso TX GO                                                         287,898                    287,898
    500,000    Houston TX Independent School District                                552,155                    552,155
    125,000    Port Authur TX MBIA Insured                                           148,723                    148,723
    115,000    San Antonio TX GO                                                     118,106                    118,106
    250,000    Texas State Financial Public Finance Authority Series B               256,563                    256,563
    425,000    Travis County TX HFC Residential Mortgage Revenue
               Series A GNMA/FNMA Collateralized                                           0                    453,241
                                                                                  --------------------------------------
                                                                                  $2,038,726                 $2,491,967

               Utah - 8.54%
    250,000    Salt Lake City UT RDA Neighborhood Tax Revenue                       $266,698                   $266,698
    500,000    Utah State Board of Regents Student Loan Revenue
               Series F AMT AMBAC Insured                                                  0                    528,485
  1,100,000    Utah State Board of Regents Student Loan Revenue Series
               H AMT AMBAC Insured                                                         0                  1,142,295
    250,000    Utah State Building Ownership Authority Lease Series A                259,608                    259,608
  1,920,000    Utah State HFA SFMR Series B-2 AMT FHA Collateralized                       0                  2,003,693
    750,000    Utah State HFA SFMR Series D-2 AMT FHA Collateralized                       0                    779,993
    225,000    Washington County UT USD St Georges FGIC Insured                      240,707                    240,707
                                                                                  --------------------------------------
                                                                                    $767,013                 $5,221,479

               Vermont - 0.92%
    500,000    Burlington VT Electricity Revenue Series A MBIA Insured              $559,910                   $559,910

               Washington - 1.42%
    500,000    Clark County WA Sewer Revenue                                        $538,855                   $538,855
    100,000    Everett Washington GO MBIA Insured                                    106,567                    106,567
    100,000    Island County WA USD South Whidbey                                    115,346                    115,346
    100,000    South Colombian Basin WA Improvement District Revenue                 106,066                    106,066
                                                                                  --------------------------------------
                                                                                    $866,834                   $866,834

               Washington - 2.46%
  1,440,000    Washington State SFMR Series D AMT GNMA/FNMA
               Collateralized                                                             $0                 $1,505,491

               Wisconsin - 0.17%
    100,000    Wisconsin State Tax System                                           $102,322                   $102,322

               TOTAL NON-CALIFORNIA MUNICIPAL BONDS                                                         $58,686,707
                   (Cost $55,751,078)


Shares              Security Name                                                                  Value
                    MONEY MARKET FUNDS - 2.60%

    262,000         AIM  Institutional Tax-Free Fund                                     $0       $262,000           $262,000
  1,307,000         Provident National Municipal Fund                             1,307,000              0          1,307,000
                                                                                 ---------------------------------------------
                                                                                 $1,307,000       $262,000         $1,569,000


                    TOTAL INVESTMENTS IN SECURITIES
                    (Cost $57,320,078)* (Notes 1 and 3)          98.65%                                            60,255,707
                    Other Assets and Liabilities, Net             1.35%                                               827,112
                                                          -------------                                      -----------------
                    TOTAL NET ASSETS                            100.00%                                            61,082,819
                                                          =============                                      =================


            * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

                    Gross Unrealized Appreciation            2,939,628
                    Gross Unrealized Depreciation               (3,999)
                                                          -------------
                    Net Unrealized Appreciation              2,935,629
                                                          =============


The accompanying notes are an integral part of these financial statements.

PRO-FORMA COMBINED SCHEDULE OF INVESTMENTS FOR STAGECOACH PRIME MONEY MARKET FUND AND OVERLAND MONEY MARKET FUND
(UNAUDITED)  June 30, 1997


                                                                                                    Stagecoach
                                                                                     Overland       Prime MMKT          Combined
                                                        Interest       Maturity      MMKT Fund      Fund                Funds
   Principal     Security Name                          Rate           Date          Value          Value               Value
                 CERTIFICATES OF DEPOSITS - 24.20%
    35,000,000   Bank of California                         5.58       07/21/97              0      35,000,000        35,000,000
   100,000,000   Branch Banking & Trust Co                  6.50%      07/01/97    $50,000,000     $50,000,000      $100,000,000
    50,000,000   CC USA Inc                                 6.18       05/26/98     10,000,000      40,000,000        50,000,000
    35,000,000   Commercial Bank of Detroit                 6.18       05/27/98     34,991,600               0        34,991,600
    60,000,000   Commerzbank Finance Inc                    5.80       01/15/98              0      60,009,350        60,009,350
    30,000,000   Deutsche Bank (Yankee)                     6.11       07/11/97              0      30,000,000        30,000,000
    60,000,000   Huntington National Bank                   6.05       01/06/98     35,000,000      25,000,000        60,000,000
    40,000,000   Northern Trust Co                          5.50       11/21/97              0      40,000,000        40,000,000
    30,000,000   Northern Trust Corp                        5.40       08/22/97     30,000,000               0        30,000,000
    50,000,000   Societe Generale (Yankee)                  5.81       01/13/98     49,995,213               0        49,995,213
    30,000,000   Societe Generale (Yankee)                  6.09       07/30/97              0      30,000,000        30,000,000
   100,000,000   U.S. National Bank of Oregon               5.56       07/11/97     50,000,000      50,000,000       100,000,000
    25,000,000   Union Bank of California                   5.73       11/03/97     25,000,000               0        25,000,000
                                                                                 -----------------------------------------------
                                                                                  $284,986,813    $360,009,350      $644,996,163


                                                          Interest     Maturity
   Principal     Security Name                            Rate         Date                       Value
                 COMMERCIAL PAPER - 40.98%
    20,000,000   ABN-Ambro North America Finance Inc        5.50%!     12/08/97    $19,511,111              $0       $19,511,111
    35,000,000   Asset Securitization Cooperative Corp      5.56#!     07/14/97     34,929,728               0        34,929,728
    10,000,000   Associates Corp of North America           5.32!      09/25/97              0       9,872,911         9,872,911
    50,000,000   Bankers Trust Corp                         5.34!      08/11/97     49,695,917               0        49,695,917
    50,000,000   Caisee National De Credit Agricole         5.94!      06/23/98     19,988,531      29,982,797        49,971,328
    25,000,000   Canadian Imperial Holding Inc              5.54!      07/10/97     24,965,363               0        24,965,363
     7,000,000   CC USA Inc                                 5.29#!     08/26/97              0       6,942,398         6,942,398
    19,000,000   CIT Group Holdings Inc                     5.53       07/14/97              0      18,962,058        18,962,058
    40,000,000   Corporate Receivables Corp                 5.54#!     07/07/97              0      39,963,067        39,963,067
    45,000,000   Corporate Receivables Corp                 5.54#!     07/09/97     44,944,600               0        44,944,600
    48,000,000   First Bank System Inc                      5.55!      07/07/97     34,967,625      12,987,975        47,955,600
    39,500,000   Fleet Funding Corp                         5.58       07/21/97              0      39,377,550        39,377,550
   100,000,000   Ford Motor Corp                            5.55!      08/08/97     44,736,375      54,677,792        99,414,167
    50,000,000   General Electric Capital Corp              5.85       01/23/98              0      48,326,250        48,326,250
    25,000,000   General Electric Capital Corp              5.29!      08/08/97     24,860,403               0        24,860,403
    30,000,000   General Electric Capital Corp              5.37!      07/28/97     29,879,175               0        29,879,175
    35,000,000   Goldman Sachs & Co                         5.57!      07/02/97              0      34,994,585        34,994,585
    25,000,000   Goldman Sachs & Co                         5.54!      07/08/97     24,973,069               0        24,973,069
   100,000,000   Merrill Lynch & Co                         5.55!      07/07/97     54,949,125      44,958,375        99,907,500
    25,000,000   Merrill Lynch & Co                         5.58       07/09/97              0      24,969,000        24,969,000
    30,000,000   Morgan Stanley Group Inc                   5.57!      07/22/97     29,902,525               0        29,902,525
    50,000,000   Preferred Receivables Funding Corp         6.20!      07/01/97     50,000,000               0        50,000,000
    45,618,000   Receivables Capital Corp                   5.40       07/01/97              0      45,618,000        45,618,000
    32,300,000   Sherrield Receivables Corp                 5.56#!     07/21/97     32,200,229               0        32,200,229
    37,000,000   Sweden Kingdom Corp                        5.34!      07/29/97              0      36,846,327        36,846,327
    25,000,000   Sweden Kingdom Corp                        5.47!      12/01/97     24,418,813               0        24,418,813
    25,000,000   Sweden Kingdom Corp                        5.60!      12/05/97     24,389,444               0        24,389,444
    50,000,000   WCP Funding Inc                            5.56       07/14/97              0      49,899,610        49,899,610
    25,000,000   WCP Funding Inc                            5.56#!     08/19/97     24,810,804               0        24,810,804
                                                                                 -----------------------------------------------
                                                                                  $594,122,837    $498,378,695    $1,092,501,532


                                                                                  Interest    Maturity
Principal                 Security Name                                           Rate        Date
                          CORPORATE MEDIUM TERM NOTES - 4.69%
   60,000,000             Barclays Bank Plc                                         5.62 %      02/20/98
   30,000,000             Beta Finance Inc                                          5.80        01/15/98
   35,000,000             Society National Bank                                     6.13        11/21/97


                                                                                  Interest    Maturity
Principal                 Security Name                                           Rate        Date
                          VARIABLE AND FLOATING RATE BONDS - 23.80%
   60,000,000             Abbey National North America                              5.61 %      10/10/97
   43,500,000             Abbey National North America                              5.58        07/17/97
   20,000,000             American Express Co                                       5.66        05/08/98
   60,000,000             Bankers Trust New York Corp                               5.60        11/20/97
   34,000,000             Barclays Bank Plc                                         5.62        02/20/98
   50,000,000             CIT Group Holdings Inc                                    5.58        11/20/97
   45,000,000             FCC National Bank                                         5.86        11/17/97
   45,000,000             FCC National Bank                                         5.60        06/11/98
   50,000,000             Federal Farm Credit Bank                                  5.54        11/06/97
   25,000,000             Federal Home Loan Bank                                    5.28        08/08/97
   30,000,000             First Bank of North Dakota                                5.60        12/17/97
   15,000,000             Morgan Guaranty Trust                                     5.96        06/22/98
   44,000,000             PHH Corp                                                  5.37        09/22/97
   50,000,000             PNC Bank Corp                                             5.59        07/02/97
   43,000,000             PNC Bank Corp                                             5.59        10/01/97
   20,000,000             Sony Capital Corp                                         5.78        08/29/97


                                                                                  Interest    Maturity
Principal                 Security Name                                           Rate        Date
                          REPURCHASE AGREEMENTS - 6.16%
   91,084,000             Goldman Sachs Pooled Repurchase Agreement - 102%
                          Collateralized by U.S. Government Securities              5.85 %      07/01/97
   33,151,000             HSBC Securities Inc Repurchase Agreement - 102%
                          Collateralized by U.S. Government Securities              5.80        07/01/97
   40,106,000             JP Morgan Securities Inc Repurchase Agreement - 102%
                          Collateralized by U.S. Government Securities              5.95        07/01/97

                          TOTAL INVESTMENTS IN SECURITIES
                          (Cost $2,661,078,194)* (Note 1)               99.83%
                          Other Assets and Liabilities, Net              0.17%
                                                                    ----------
                          TOTAL NET ASSETS                             100.00%
                                                                    ==========


Principal                 Security Name                                                          Value
                          CORPORATE MEDIUM TERM NOTES - 4.69%
   60,000,000             Barclays Bank Plc                                                 $0     $59,970,990     $59,970,990
   30,000,000             Beta Finance Inc                                                   0      30,000,000      30,000,000
   35,000,000             Society National Bank                                              0      35,065,156      35,065,156
                                                                                  --------------------------------------------
                                                                                            $0    $125,036,146    $125,036,146


Principal                 Security Name                                                          Value
                          VARIABLE AND FLOATING RATE BONDS - 23.80%
   60,000,000             Abbey National North America                                      $0     $59,959,386     $59,959,386
   43,500,000             Abbey National North America                              43,469,985               0      43,469,985
   20,000,000             American Express Co                                                0      20,000,000      20,000,000
   60,000,000             Bankers Trust New York Corp                                        0      59,983,896      59,983,896
   34,000,000             Barclays Bank Plc                                         33,983,561               0      33,983,561
   50,000,000             CIT Group Holdings Inc                                             0      49,961,300      49,961,300
   45,000,000             FCC National Bank                                                  0      45,000,000      45,000,000
   45,000,000             FCC National Bank                                         44,965,242               0      44,965,242
   50,000,000             Federal Farm Credit Bank                                           0      49,971,000      49,971,000
   25,000,000             Federal Home Loan Bank                                    24,983,138               0      24,983,138
   30,000,000             First Bank of North Dakota                                         0      29,978,868      29,978,868
   15,000,000             Morgan Guaranty Trust                                     14,994,956               0      14,994,956
   44,000,000             PHH Corp                                                  44,000,000               0      44,000,000
   50,000,000             PNC Bank Corp                                                      0      49,960,000      49,960,000
   43,000,000             PNC Bank Corp                                             42,992,868               0      42,992,868
   20,000,000             Sony Capital Corp                                         19,999,153               0      19,999,153
                                                                                  --------------------------------------------
                                                                                  $269,388,903    $364,814,450    $634,203,353


Principal                 Security Name                                                          Value
                          REPURCHASE AGREEMENTS - 6.16%
   91,084,000             Goldman Sachs Pooled Repurchase Agreement - 102%
                          Collateralized by U.S. Government Securities             $63,172,000     $27,912,000     $91,084,000
   33,151,000             HSBC Securities Inc Repurchase Agreement - 102%
                          Collateralized by U.S. Government Securities              31,000,000       2,151,000      33,151,000
   40,106,000             JP Morgan Securities Inc Repurchase Agreement - 102%
                          Collateralized by U.S. Government Securities              32,000,000       8,106,000      40,106,000
                                                                                  --------------------------------------------
                                                                                  $126,172,000     $38,169,000    $164,341,000

                          TOTAL INVESTMENTS IN SECURITIES
                          (Cost $2,661,078,194)* (Note 1)                                                        2,661,078,194
                          Other Assets and Liabilities, Net                                                          4,560,196
                                                                                                              ----------------
                          TOTAL NET ASSETS                                                                       2,665,638,390
                                                                                                              ================

!   Yield to maturity.
# These securities are not registered under the Securities Act of 1933. Rule 144A under that Act permits these securities to be resold in transactions exempt from registration to qualified buyers. These securities were deemed liquid by the investment adviser in accordance with procedures approved by the Trust's Board of Trustees.

     * Cost for federal income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

PRO-FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH TREASURY MMKT FUND AND OVERLAND U.S. TREASURY MMKT FUND
(UNAUDITED)  June 30, 1997

                                                                                        Overland       Stagecoach
                                                                                        U.S. Treasury  Treasury      Pro - Forma
                                                                  Interest  Maturity    MMKT Fund      MMKT Fund     Combined Funds
Principal      Security Name                                      Rate      Date        Value          Value         Value
               U.S. TREASURY SECURITIES - 46.61%

               U.S. TREASURY BILLS - 17.42%
 275,000,000   U.S. Treasury Bills                                   4.62%!   07/03/97            $0   $274,926,458    $274,926,458
  40,000,000   U.S. Treasury Bills                                   5.01!    07/24/97    39,875,289              0      39,875,289
  49,000,000   U.S. Treasury Bills                                   5.10!    09/04/97             0     48,541,714      48,541,714
  10,000,000   U.S. Treasury Bills                                   5.11!    08/21/97     9,927,821              0       9,927,821
  20,000,000   U.S. Treasury Bills                                   5.15!    11/13/97    19,603,250              0      19,603,250
  25,000,000   U.S. Treasury Bills                                   5.16!    10/16/97    24,609,896              0      24,609,896
                                                                                      ---------------------------------------------
                                                                                         $94,016,256   $323,468,172    $417,484,428

               U.S. TREASURY NOTES - 29.19%
  20,000,000   U.S. Treasury Notes                                   5.13%    04/30/98            $0    $19,633,694     $19,833,694
   9,620,000   U.S. Treasury Notes                                   5.13     04/30/98     9,541,109              0       9,541,109
  29,600,000   U.S. Treasury Notes                                   5.50     09/30/97             0     29,604,013      29,604,013
 224,600,000   U.S. Treasury Notes                                   5.88     07/31/97             0    224,696,263     224,696,263
  15,300,000   U.S. Treasury Notes                                   5.88     07/31/97    15,306,209              0      15,306,209
  39,200,000   U.S. Treasury Notes                                   6.13     05/15/98             0     39,255,287      39,255,287
  20,000,000   U.S. Treasury Notes                                   6.13     05/15/98    20,017,364              0      20,017,364
 109,850,000   U.S. Treasury Notes                                   7.88     01/15/98             0    111,031,830     111,031,830
  19,750,000   U.S. Treasury Notes                                   7.88     04/15/98             0     20,019,621      20,019,621
   8,000,000   U.S. Treasury Notes                                   7.88     01/15/98     8,080,184              0       8,080,184
  10,000,000   U.S. Treasury Notes                                   7.88     04/15/98    10,136,517              0      10,136,517
   6,660,000   U.S. Treasury Notes                                   8.50     07/15/97     6,668,008              0       6,666,008
 115,000,000   U.S. Treasury Notes                                   8.63     08/15/97             0    115,451,740     115,451,740
  60,000,000   U.S. Treasury Notes                                   8.75     10/15/97             0     60,542,819      60,542,819
   9,200,000   U.S. Treasury Notes                                   8.75     10/15/97     9,283,232              0       9,283,232
                                                                                      ----------------------------------------------
                                                                                         $79,032,623   $620,435,267    $699,467,890

TOTAL U.S. TREASURY SECURITIES
    (Combined Cost $1,116,952,316)



                                                                  Interest  Maturity
Principal      Security Name                                      Rate      Date                       Value
               SHORT-TERM INSTRUMENTS - 53.08%

               REPURCHASE AGREEMENTS - 53.08%
 343,510,000   Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government Securities     5.85%    07/01/97   $81,640,000   $343,510,000    $425,150,000
 181,213,000   HSBC Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government Securities     5.80     07/01/97    78,723,000    181,213,000     259,936,000
 261,926,000   JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government Securities     5.95     07/01/97    82,000,000    261,926,000     343,926,000
 186,205,000   Morgan Stanley & Co Repurchase Agreement -
               102% Collateralized by U.S. Government Securities     6.00     07/01/97    57,000,000    186,205,000     243,205,000
                                                                                       --------------------------------------------
                                                                                        $299,363,000   $972,854,000  $1,272,217,000

               TOTAL SHORT-TERM INSTRUMENTS
                   (Cost $1,272,217,000)

               TOTAL INVESTMENTS IN SECURITIES
               (Cost $2,389,169,318)* (Note 1)            99.69%                                                      2,389,169,318
               Other Assets and Liabilities, Net           0.31%                                                          7,413,894
                                                        ========                                                   =================
               TOTAL NET ASSETS                          100.00%                                                      2,396,583,212
                                                        ========                                                   =================

       !  Yield to Maturity.
       * Cost for federal income tax purposes is the same as for financial statement purposes:

The accompanying notes are an integral part of these financial statements.

PRO-FORMA SCHEDULE OF INVESTMENTS FOR MASTER INVESTMENT TRUST-
CAPITAL APPRECIATION MASTER PORTFOLIO
(UNAUDITED) June 30, 1997


Shares        Security Name                                                                  Cost                    Value
              COMMON STOCKS - 98.09%

              ADVERTISING - 2.13%
  130,000     HA-LO Industries Inc                             +                                 $1,833,313              $3,071,250
   60,000     Snyder Communications Inc                        +                                  1,425,802               1,616,250
                                                                                             --------------------------------------
                                                                                                 $3,259,115              $4,687,500

              BIOTECHNOLOGY - 1.47%
  135,000     General Surgical Innovations Inc                 +                                 $1,826,250                $759,375
  115,000     Neurex Corp                                      +                                  1,887,125               1,624,375
   37,500     Serologicals Corp                                +                                    764,584                 862,500
                                                                                              -------------------------------------
                                                                                                 $4,477,959              $3,246,250

              COMMERCIAL SERVICES - 4.58%
  200,000     AccuStaff Inc                                    +                                 $4,090,759              $4,737,500
   93,000     Peapod Inc                                       +                                  1,486,650               1,046,250
   55,000     Quintiles Transnational Corp                     +                                  3,314,499               3,829,375
   60,000     Stericycle Inc                                   +                                    558,542                 480,000
                                                                                              -------------------------------------
                                                                                                 $9,450,450             $10,093,125

              COMPUTER SOFTWARE - 14.09%
   32,500     3-D LABS INC                                     +                                   $934,375                $942,500
   78,700     America Online Inc                               +                                  3,193,275               4,377,688
   14,000     Aris Corp                                        +                                    247,562                 306,250
   30,000     Axent Technologies Inc                           +                                    513,750                 457,500
   10,000     Check Point Software Tech                        +                                    260,000                 233,750
  120,000     Checkfree Corp                                   +                                  2,014,082               2,115,000
   38,000     Creative Technology Ltd                          +                                    681,250                 646,000
   55,000     Documentum Inc                                   +                                  1,326,250               1,368,125
  130,000     Imnet Systems Inc                                +                                  2,878,450               4,038,125
  175,000     Inference Corp Class A                           +                                  3,187,250                 732,813
   27,000     Microsoft Corp                                   +                                  1,736,806               3,412,121
   30,000     Oracle Systems Corp                              +                                  1,199,370               1,511,250
   19,000     Peerless Systems Corp                            +                                    268,375                 261,250
   27,000     Procom Technology Inc                            +                                    311,063                 290,250
  150,183     Pure Atria Corp                                  +                                  3,774,057               2,121,335
  135,000     Quadremed Corp                                   +                                  1,687,847                 911,250
  100,000     Veritas Software Corp                            +                                  4,079,294               5,025,000
   45,000     Viasoft Inc                                      +                                  1,820,815               2,283,750
                                                                                              -------------------------------------
                                                                                                $30,113,871             $31,033,957

              COMPUTER SYSTEMS - 5.58%
  130,000     Adaptec Inc                                      +                                 $4,921,373              $4,517,500
   55,000     Cisco Systems Inc                                +                                  3,445,205               3,691,875
  197,774     Komag Inc                                        +                                  5,009,263               3,238,549
   23,000     Security Dynamics Technologies Inc               +                                    844,438                 848,125
                                                                                             --------------------------------------
                                                                                                $14,220,279             $12,296,049

              ELECTRICAL EQUIPMENT - 3.38%
   35,000     Gemstar International Group Ltd                  +                                   $647,500                $643,125
   90,000     Integrated Process Equipment Corp                +                                  2,005,305               2,278,125
   65,000     Interlink Electronics Inc                        +                                    344,375                 455,000
   40,000     Nokia Corp ADR Class A                                                              1,969,357               2,950,000
   30,500     Spectrian Corp                                   +                                    912,281               1,124,688
                                                                                              -------------------------------------
                                                                                                 $5,878,818              $7,450,938

              ENERGY & RELATED - 10.13%
  110,000     Ensco International Inc                          +                                 $3,812,199              $5,802,500
   40,000     Falcon Drilling Co Inc                           +                                  1,599,751               2,305,000
  125,000     Global Industries Ltd                            +                                  1,421,038               2,919,922

PRO-FORMA SCHEDULE OF INVESTMENTS FOR MASTER INVESTMENT TRUST-
CAPITAL APPRECIATION MASTER PORTFOLIO
(UNAUDITED) June 30, 1997


Shares     Security Name                                                                   Cost                 Value
           COMMON STOCKS - 98.09%

  60,000   Nabors Industries Inc                            +                                       1,380,549            1,485,000
 110,000   Newpark Resources Inc                            +                                       2,354,701            3,712,500
  66,000   Smedvig ASA - Sponsored ADR Class B                                                      1,423,972            1,683,000
 100,000   Tetra Technologies Inc                           +                                       2,462,522            2,475,000
  85,000   Veritas Digicon Inc                              +                                       1,320,391            1,933,750
                                                                                           ---------------------------------------
                                                                                                  $15,775,123          $22,316,672

           ENTERTAINMENT & LEISURE - 4.23%
 120,000   Family Golf Centers Inc                          +                                      $2,208,391           $2,760,000
  47,500   HFS Inc                                          +                                       2,907,073            2,755,000
 115,000   Regal Cinemas Inc                                +                                       3,287,663            3,795,000
                                                                                           ---------------------------------------
                                                                                                   $8,403,127           $9,310,000

           FINANCE & RELATED - 8.02%
  16,500   ARM Financial Group Inc                          +                                        $247,500             $330,000
 115,000   Capital One Financial Corp                                                               3,370,107            4,341,250
 225,000   Envoy Corp (New)                                 +                                       7,705,681            7,481,250
  65,000   Firstplus Financial Group                        +                                       1,777,836            2,210,000
 115,000   Money Store Inc                                                                          2,734,484            3,299,063
                                                                                           ---------------------------------------
                                                                                                  $15,835,608          $17,661,563

           FOOD & RELATED - 3.47%
 145,000   NorthLand Cranberries Inc                                                               $3,241,888           $2,338,125
 118,000   NuCo2 Inc                                        +                                       1,924,024            2,035,500
  80,000   Suiza Foods Corp                                 +                                       1,982,228            3,280,000
                                                                                           ---------------------------------------
                                                                                                   $7,148,140           $7,653,625

           GENERAL BUSINESS & RELATED - 5.66%
  60,000   HBO & Co                                                                                $3,237,209           $4,132,500
 100,000   Homegate Hospitality Inc                         +                                         988,438              975,000
  47,500   P-Com Inc                                        +                                       1,472,488            1,567,500
 160,000   Proxim Inc                                       +                                       3,572,325            3,880,000
  60,000   Wackenhut Corrections Corp                       +                                       1,651,379            1,747,500
   9,000   Waste Industries Inc                             +                                         129,000              158,625
                                                                                           ---------------------------------------
                                                                                                  $11,060,839          $12,461,125

           HEALTHCARE - 9.10%
  70,000   Access Health Inc                                                                       $1,179,656           $1,715,000
  40,000   Algos Pharmaceuticals Corp                       +                                         732,263              730,000
  50,000   Covance Inc                                      +                                         977,950              965,625
 150,000   Genesis Health Ventures Inc                      +                                       3,940,085            5,062,500
 242,700   Healthsouth Corp                                 +                                       3,922,501            6,052,331
 140,000   Renal Treatment Centers                          +                                       2,606,195            3,762,500
  51,000   Vivus Inc                                        +                                       1,311,649            1,214,438
  25,000   Zonagen Inc                                      +                                         572,500              546,875
                                                                                           ---------------------------------------
                                                                                                  $15,242,808          $20,049,269

           MANUFACTURING PROCESSING - 1.77%
                                                                                           ---------------------------------------
 175,000   Biochem Pharma Inc                               +                                      $4,318,238           $3,893,750

           MEDICAL EQUIPMENT & SUPPLIES - 2.90%
  21,000   Closure Medical Corp                             +                                        $304,447             $404,250
 147,500   Endosonics Corp                                  +                                       1,761,922            1,604,063
 115,000   Life Med Sciences Inc                            +                                         727,344              431,250
 180,000   Ultrafem Inc                                     +                                       3,138,115            2,475,000
 130,000   Uroquest Medical Corp                            +                                         819,205              845,000
 125,000   Vidamed Inc                                      +                                       1,542,813              632,813
                                                                                           ---------------------------------------
                                                                                                   $8,293,846           $6,392,376

           PHARMACEUTICALS - 0.90%
 100,000   Anesta Corp                                      +                                      $1,392,104           $1,900,000
  80,000   Seragen Inc                                      +                                         444,940               80,000
                                                                                           ---------------------------------------
                                                                                                   $1,837,044           $1,980,000

           REAL ESTATE INVESTMENT TRUSTS - 0.23%
  36,000   Lexington Corp Properties                                                                 $495,000             $504,000

           RETAIL & RELATED - 5.61%

PRO-FORMA SCHEDULE OF INVESTMENTS FOR MASTER INVESTMENT TRUST-
CAPITAL APPRECIATION MASTER PORTFOLIO
(UNAUDITED) June 30, 1997


Shares       Security Name                                                                      Cost                 Value
             COMMON STOCKS - 98.09%

   57,500    Amazon.com Inc                                     +                                   $1,056,991           $1,063,750
  270,000    Corporate Express Inc                              +                                    5,100,062            3,898,125
  115,000    Eagle Hardware & Garden                            +                                    2,573,184            2,630,625
  115,000    Galoob (Lewis) Toys Inc                            +                                    2,069,000            2,170,625
   45,000    North Face Inc                                     +                                      765,774              821,250
   83,000    Oakley Inc                                                                              1,014,440            1,167,188
   19,000    Pacific Sunwear of California                      +                                      639,171              612,750
                                                                                                -----------------------------------
                                                                                                   $13,218,622          $12,364,313

             SEMICONDUCTORS - 2.51%
   33,000    ASE Test Limited                                   +                                   $1,379,562           $1,394,250
   70,000    LSI Logic Corp                                     +                                    2,464,237            2,240,000
   55,000    Triquint Semiconductor Inc                         +                                    1,875,313            1,890,625
                                                                                                -----------------------------------
                                                                                                    $5,719,112           $5,524,875

             TELECOMMUNICATIONS - 9.35%
  116,000    Ascend Communication Inc                           +                                   $6,761,855           $4,567,500
   20,000    Clear Channel Communications Inc                   +                                      999,980            1,231,250
   62,500    IXC Communications                                 +                                    1,500,021            1,640,625
  255,000    LCI International Inc                              +                                    4,577,332            5,578,125
  205,000    NEXTEL Communications Class A                      +                                    3,411,187            3,682,188
  205,000    Paging Network Inc                                 +                                    3,817,562            1,600,156
   55,000    Teledata Communications Ltd                        +                                    1,623,224            1,690,625
                                                                                                -----------------------------------
                                                                                                   $22,791,161          $20,590,469

             TRANSPORTATION - 2.98%
   80,000    Atlas Air Inc                                      +                                   $3,600,819           $2,760,000
  175,000    Trico Marine Services Inc                          +                                    3,106,321            3,817,188
                                                                                                -----------------------------------
                                                                                                    $6,707,140           $6,577,188


             TOTAL COMMON STOCKS                                                                  $204,246,300         $216,087,044


Shares       Security Name                                                                                     Value
             WARRANTS - 2.53%
     2,295   Checkers Drive-In Restaurant expires 12/22/2000    +                                         $357               $1,721
    55,000   Inlet Corp expires 3/14/1998                       +                                    2,973,035            5,582,500
                                                                                               ------------------------------------
                                                                                                    $2,973,392           $5,584,221
             TOTAL WARRANTS
                 (Cost $2,973,392)

             TOTAL INVESTMENTS IN SECURITIES
             (Cost $207,219,692)* (Notes 1 and 3)                                     100.62%                           221,671,265
             Other Assets and Liabilities, Net                                          -0.62                            (1,369,995)
                                                                                =============                          ============
             TOTAL NET ASSETS                                                         100.00%                           220,301,270
                                                                                =============                          ============

    +        Non-income earning securities.
    .        Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

             Gross Unrealized Appreciation                                        36,964,901
             Gross Unrealized Depreciation                                       (22,513,328)
                                                                                -------------
             Net Unrealized Appreciation                                          14,451,573
                                                                                =============

The companying notes are an integral part of these financial statements.

PRO-FORMA PORTFOLIO OF INVESTMENTS FOR MASTER INVESTMENT TRUST -
NATIONAL TAX-FREE MONEY MARKET MASTER PORTFOLIO
(UNAUDITED) June 30, 1997


                                                                                               Interest    Maturity
Principal      Security Name                                                                   Rate        Date       Value
               SHORT-TERM INSTRUMENTS - 97.02%

               Arizona - 1.36%
  1,000,000    Chandler AZ Industrial Development V/R Project LOC - Citibank N.A.                  3.69%    12/01/02     $1,000,000
    500,000    Maricopa County AZ PCR Public Service Co Series B                                   4.00     05/01/29        500,000
                                                                                                                      -------------
                                                                                                                          1,500,000
               California - 8.42%
  5,000,000    Arbor Fund CA Tax-Exempt Portfolio                                                  3.68     01/0/00      $5,000,000
  1,800,000    California HFFA Revenue - Sutter Health Series B                                    3.75     03/01/20      1,800,000
    600,000    California HFFA V/R FSA Insured                                                     3.75     07/01/22        600,000
    100,000    California Pollution Control Finance Authority Revenue V/R                          3.95     02/01/16        100,000
    100,000    California State PCFA Stanislaus Project V/R AMT LOC - Swiss Bank                   3.85     12/01/17        100,000
    200,000    California State PCFA V/R Shell Oil Co Project Series B                             3.70     10/01/11        200,000
  1,000,000    California Statewide CDA COP                                                        4.10     06/01/26      1,000,000
    100,000    Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Series B     5.40     12/01/21        100,000
    100,000    Irvine Ranch CA Water District V/R LOC - Bank of America                            3.75     04/01/33        100,000
    300,000    Riverside County CA COP Series A                                                    3.82     12/01/15        300,000
                                                                                                                      -------------
                                                                                                                          9,300,000
               Colorado - 5.97%
  4,000,000    Colorado HFFA V/R Sisters of Charity Healthcare                                     4.15     05/15/25     $4,000,000
  1,000,000    Colorado State HFFA Boulder County Hospital Project V/R Series C                    4.15     10/01/14      1,000,000
  1,000,000    Colorado State HFFA North Colorado Medical Center                                   4.15     05/15/20      1,000,000
    600,000    Colorado State Student Loan Obligation Bond Authority Series A                      4.25     07/01/00        600,000
                                                                                                                      -------------
                                                                                                                          6,600,000
               Florida - 9.95%
  2,000,000    Indian River County FL Hospital Series 1990                                         3.75     08/15/97     $2,000,000
  3,000,000    Jacksonville FL Electric Authority                                                  3.70     08/15/97      3,000,000
  3,000,000    Sarasota County FL Public Hospital District -
               Sarasota Memorial Hospital Series 96-A                                              3.80     08/14/97      3,000,000
  3,000,000    Sunshine State FL Government Financing Authority                                    3.85     09/12/97      3,000,000
                                                                                                                      -------------
                                                                                                                         11,000,000
               Georgia - 5.06%
    700,000    Fulton County GA Residential Care Facility V/R - Lenbrook Square Foundation         4.25     01/01/18       $700,000
  2,895,000    Municipal Electric Authority of Geogia                                              3.65     07/01/97      2,895,000
  2,000,000    Municipal Electric Authority of Georgia                                             4.15     03/01/20      2,000,000
                                                                                                                      -------------
                                                                                                                          5,595,000
               Illinois - 2.72%
  3,000,000    Illinois State Highway Toll Revenue V/R Series B                                    4.15     01/01/10     $3,000,000

               Indiana - 0.45%
    500,000    Princeton IN PCR V/R Energy Project LOC - Canadian Imperial Bank                    4.05     03/01/19       $500,000

               Kansas - 1.99%
  2,200,000    Burlington KS PCR - Kansas City Power & Light                                       3.75     08/14/97     $2,200,000

               Louisiana - 2.53%
  1,200,000    Calcasieu Parish Inc LA Industrial Development Revenue Series B                     3.93     02/01/16     $1,200,000
  1,600,000    New Orleans Aviation Board Revenue MBIA Insured                                     4.15     08/05/15      1,600,000
                                                                                                                      -------------
                                                                                                                          2,800,000
               Massachusetts - 13.94%
  1,400,000    Massachusetts State HFFA Revenue V/R Asset Program LOC - Credit Suiss               3.75     01/01/19     $1,400,000
 14,000,000    Massachusetts State IDA Resources Recovery V/R Ogden Haver                          3.85     12/01/11     14,000,000
                                                                                                                      -------------
                                                                                                                         15,400,000
               Minnesota - 2.72%
  3,000,000    Cohasset MN Power & Light Co V/R Series A                                           4.00     06/01/20     $3,000,000

               Nebraska - 2.26%
  2,500,000    Nebraska Higher Education Loan Program Series B                                     4.30     12/01/16     $2,500,000

PRO-FORMA PORTFOLIO OF INVESTMENTS FOR MASTER INVESTMENT TRUST-NATIONAL TAX-FREE MONEY MARKET MASTER PORTFOLIO
(UNAUDITED) June 30, 1997


                                                                                            Interest       Maturity
Principal     Security Name                                                                 Rate           Date      Value
              SHORT-TERM INSTRUMENTS - 97.02%

              Nevada - 0.91%
 1,000,000    Clark County NV Airport Improvement Revenue Series A                             4.15%       07/01/12     $1,000,000

              New Jersey - 0.91%
 1,000,000    New Jersey State Turnpike Revenue Series D                                       3.80        01/01/18     $1,000,000

              New Mexico - 1.72%
 1,000,000    Albuquerque NM Airport Revenue Project AMBAC Insured                             4.15        07/01/14     $1,000,000
   900,000    Farmington NM PCR V/R Arizona Public Services Co. Series B                       4.05        09/01/24        900,000
                                                                                                                     -------------
                                                                                                                         1,900,000
              New York - 3.35%
 1,200,000    New York NY Assistance Corp LOC - Series B                                       4.05        04/01/23     $1,200,000
   300,000    New York NY Muni Finance Authority Water & Sewer System Revenue Series C         4.15        06/15/23        300,000
 1,200,000    New York NY Muni Water Finance Authority Water & Sewer System Revenue
              FGIC Insured                                                                     4.05        06/15/24      1,200,000
 1,000,000    Suffolk County NY Industrial Development Revenue V/R                             3.85        02/01/07      1,000,000
                                                                                                                     -------------
                                                                                                                         3,700,000
              North Carolina - 3.80%
   400,000    Charlotte NC Airport Revenue V/R Series A MBIA Insured                           4.15        07/01/16       $400,000
 3,800,000    North Carolina Eastern Municipal Power Agency                                    3.65        07/01/97      3,800,000
                                                                                                                     -------------
                                                                                                                         4,200,000
              Pennsylvania - 4.52%
 2,500,000    Delaware Valley PA Regional Finance Authority                                    4.15        08/01/16     $2,500,000
 2,500,000    Pennsylvania State Higher Education Assistance Agency Student Loan
              Revenue V/R Series A                                                             4.25        12/01/25      2,500,000
                                                                                                                     -------------
                                                                                                                         5,000,000
              South Carolina - 4.07%
 4,500,000    South Carolina Educational Facility Authority Series B                           4.15        10/01/26     $4,500,000

              Texas - 11.51%
   100,000    Brazos River Authority Texas PCR V/R Texas Utilities Electric Co LOC -
              Bank of Switzerland                                                              5.55        06/01/30       $100,000
 5,000,000    Guadalupe-Blanco River Authority Texas PCR Central Power & Light Co V/R LOC -
              ABN Amro of North America                                                        4.05        11/01/15      5,000,000
 2,000,000    Houston TX Tax & Revenue Anticipation                                            4.50        06/30/98      2,012,480
 3,600,000    San Antonio TX Gas & Electric Series A                                           3.65        07/01/97      3,600,000
 2,000,000    Texas State Tax & Revenue Anticipation                                           4.75        08/29/97      2,003,024
                                                                                                                     -------------
                                                                                                                        12,715,504
              Utah - 1.63%
 1,400,000    Intermountain Power Agency UT Series 65-F                                        3.75        11/10/97     $1,400,000
   400,000    Salt Lake City UT Airport Revenue Series A AMT LOC - Credit Suisse               4.20        06/01/98        400,000
                                                                                                                     -------------
                                                                                                                         1,800,000
              Virginia - 0.45%
   500,000    Peninsula Ports Authority Revenue Port Facilities Shell Coal & Terminal Co       4.05        12/01/05       $500,000

              Washington - 0.63%
   200,000    Port Vancouver WA United Grain Corp LOC - Sumitomo Bank                          4.35        12/01/09       $200,000
   500,000    Washington State MFHR Inglenook Court Project LOC - Bank of America              4.55        07/01/25        500,000
                                                                                                                     -------------
                                                                                                                           700,000
              Wyoming - 6.15%
 3,300,000    Kemmer WY PCR V/R Exxon Project                                                  4.00        11/01/14     $3,300,000
 1,000,000    Platte County WY PCR V/R LOC - Societe Generale                                  4.20        07/01/14      1,000,000
 2,500,000    Sweetwater County, WY Pollution Control Revenue - Pacific Corp                   3.75        08/11/97      2,500,000
                                                                                                                     -------------
                                                                                                                         6,800,000

              TOTAL SHORT-TERM INSTRUMENTS                                                                            $107,210,504
                  (Cost $107,210,504)

              TOTAL INVESTMENTS IN SECURITIES
              (Cost $107,210,504)* (Note 1)                                          97.02%                            107,210,504
              Other Assets and Liabilities, Net                                       2.98%                              3,296,918
                                                                                -----------                          -------------
              TOTAL NET ASSETS                                                      100.00%                            110,507,422
                                                                                ===========                          =============


          * Cost for federal income tax purposes is the same as for financial statement purposes:

The accompanying notes are an integral part of these financial statements.